UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Address of principal executive offices) (Zip code)

John C. Bjork, Assistant Secretary
625 Fourth Avenue South
Minneapolis, Minnesota 55415
(Name and address of agent for service)

Registrant's telephone number, including area code: (612) 340-7005 Date of fiscal year end: October 31
Date of reporting period:  January 31, 2005


Item 1. Schedule of Investments
        -----------------------

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Thrivent Mutual Funds

Technology Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Technology Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (90.6%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary (4.8%)
-------------------------------------------------------------------------------------------------------------------------
       3,300   Amazon.com, Inc.(b)                                                                               $142,626
      15,400   eBay, Inc.(b)                                                                                    1,255,100
       4,400   Garmin, Ltd.(c)                                                                                    242,000
       3,800   Radio One, Inc.(b)                                                                                  59,660
       8,400   Stamps.com, Inc.(b,c)                                                                              108,276
       6,000   Time Warner, Inc.(b)                                                                               108,000
       7,500   Walt Disney Company                                                                                214,725
      14,300   XM Satellite Radio Holdings, Inc.(b,c)                                                             456,313
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     2,586,700
=========================================================================================================================

Health Care (4.6%)
-------------------------------------------------------------------------------------------------------------------------
         800   Beckman Coulter, Inc.                                                                               53,600
       2,400   Boston Scientific Corporation(b)                                                                    79,344
       1,300   Fisher Scientific International, Inc.(b)                                                            82,095
       9,000   iShares Dow Jones US Healthcare Sector
               Index Fund                                                                                         512,910
      12,000   iShares Nasdaq Biotechnology Index Fund(b)                                                         854,880
      10,900   iShares S&P Global Healthcare Sector Index Fund                                                    514,371
       1,600   Medtronic, Inc.                                                                                     83,984
       2,500   St. Jude Medical, Inc.(b)                                                                           98,200
       2,200   Waters Corporation(b)                                                                              107,976
       1,000   Zimmer Holdings, Inc.(b)                                                                            78,850
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                2,466,210
=========================================================================================================================

Industrials (0.3%)
-------------------------------------------------------------------------------------------------------------------------
       6,000   Monster Worldwide, Inc.(b)                                                                         187,740
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                  187,740
=========================================================================================================================

Information Technology (79.3%)
-------------------------------------------------------------------------------------------------------------------------
      11,600   Accenture, Ltd.(b)                                                                                 302,180
       4,400   Adobe Systems, Inc.                                                                                250,360
       5,400   Affiliated Computer Services, Inc.(b)                                                              292,626
      18,400   Agilent Technologies, Inc.(b)                                                                      406,824
       9,200   Akamai Technologies, Inc.(b,c)                                                                     120,520
      11,700   Altera Corporation(b)                                                                              224,640
       2,400   Altiris, Inc.(b,c)                                                                                  78,024
       6,700   Amphenol Corporation(b)                                                                            263,511
      22,200   Analog Devices, Inc.                                                                               796,758
      28,400   Apple Computer, Inc.(b)                                                                          2,183,960
      51,500   Applied Materials, Inc.(b)                                                                         818,850
      19,500   Ariba, Inc.(b)                                                                                     270,660
      11,300   ASML Holding NV ADR(b)                                                                             185,659
       9,500   Atheros Communications, Inc.(b,c)                                                                  102,600
      23,600   ATI Technologies, Inc.(b)                                                                          408,988
      16,925   AU Optronics Corporation(c)                                                                        261,830
      14,800   Avaya, Inc.(b)                                                                                     212,380
       3,100   Avid Technology, Inc.(b)                                                                           195,455
      39,400   BEA Systems, Inc.(b)                                                                               335,688
       3,200   BMC Software, Inc.(b)                                                                               53,856
      15,300   Broadcom Corporation(b)                                                                            486,999
       3,600   CDW Corporation                                                                                    210,600
      10,400   Check Point Software Technologies, Ltd.(b)                                                         252,512
     104,900   Cisco Systems, Inc.(b)                                                                           1,892,396
      12,700   Citrix Systems, Inc.(b)                                                                            272,415
       5,400   Cognizant Technology Solutions Corporation(b)                                                      204,660
       6,800   Cognos, Inc.(b)                                                                                    281,316
       9,200   Computer Associates International, Inc.                                                            250,148
       7,600   Computer Sciences Corporation(b)                                                                   391,552
      22,300   Comverse Technology, Inc.(b)                                                                       498,405
      14,800   Corning, Inc.(b)                                                                                   161,912
      16,800   Cypress Semiconductor Corporation(b,c)                                                             191,520
      59,100   Dell, Inc.(b)                                                                                    2,468,016
       4,100   Digital River, Inc.(b)                                                                             160,351
       4,200   DST Systems, Inc.(b)                                                                               203,616
       6,100   Electronic Arts, Inc.(b)                                                                           392,474
      91,500   EMC Corporation(b)                                                                               1,198,650
       3,700   First Data Corporation                                                                             150,738
      27,400   Flextronics International, Ltd.(b)                                                                 387,710
       5,600   FormFactor, Inc.(b,c)                                                                              127,512
       6,107   Freescale Semiconductor, Inc.(b)                                                                   106,689
      24,500   Hewlett-Packard Company                                                                            479,955
       2,800   Hyperion Solutions Corporation(b)                                                                  134,512
      20,700   Integrated Device Technology, Inc.(b)                                                              243,018
      74,700   Intel Corporation                                                                                1,677,015
      17,500   International Business Machines Corporation                                                      1,634,850
      24,900   Interwoven, Inc.(b,c)                                                                              226,839
       9,400   Jabil Circuit, Inc.(b)                                                                             221,558
      55,500   JDS Uniphase Corporation(b)                                                                        118,770
      27,400   Juniper Networks, Inc.(b)                                                                          688,562
      12,700   KLA-Tencor Corporation(b)                                                                          587,375
      14,300   Lam Research Corporation(b)                                                                        382,668
       2,800   Lexmark International, Inc.(b)                                                                     233,380
      14,700   Linear Technology Corporation                                                                      554,778
      80,400   Lucent Technologies, Inc.(b,c)                                                                     262,104
       8,100   Macromedia, Inc.(b)                                                                                277,344
      19,100   Marvell Technology Group, Ltd.(b)                                                                  638,895
      12,000   Maxim Integrated Products, Inc.                                                                    468,120
       7,000   McAfee, Inc.(b)                                                                                    180,950
       6,100   Mercury Interactive Corporation(b)                                                                 266,997
      11,800   Microchip Technology, Inc.                                                                         307,390
      13,100   Micron Technology, Inc.(b)                                                                         136,371
      71,100   Microsoft Corporation                                                                            1,868,508
      50,000   Motorola, Inc.                                                                                     787,000
      22,600   National Semiconductor Corporation                                                                 382,618
      18,400   NETGEAR, Inc.(b,c)                                                                                 276,736
      12,800   Network Appliance, Inc.(b)                                                                         407,552
      26,600   Nokia Oyj ADR                                                                                      406,448
      50,900   Nortel Networks Corporation(b)                                                                     165,425
      42,400   Novell, Inc.(b)                                                                                    244,648
      17,800   NVIDIA Corporation(b)                                                                              407,976
      53,900   ON Semiconductor Corporation(b,c)                                                                  197,274
      84,800   Oracle Corporation(b)                                                                            1,167,696
      10,100   Plexus Corporation(b)                                                                              116,352
      10,300   PMC-Sierra, Inc.(b)                                                                                105,884
      31,800   QUALCOMM, Inc.                                                                                   1,184,232
       4,900   SanDisk Corporation(b)                                                                             121,030
      16,500   Sanmina-SCI Corporation(b)                                                                         101,970
       8,200   SAP AG                                                                                             317,504
       7,000   Scientific-Atlanta, Inc.                                                                           212,170
      70,800   Seebeyond Technology, Corporation(b,c)                                                             244,968
      22,100   Siebel Systems, Inc.(b)                                                                            192,491
      14,100   Skyworks Solutions, Inc.(b,c)                                                                      107,019
      14,600   STMicroelectronics NV(c)                                                                           244,258
      21,700   Symantec Corporation(b)                                                                            506,695
       9,100   Symbol Technologies, Inc.                                                                          166,530
      45,741   Taiwan Semiconductor Manufacturing
               Company, Ltd. ADR                                                                                  400,234
       1,800   Take-Two Interactive Software, Inc.(b)                                                              63,450
      10,400   Telefonaktiebolaget LM Ericsson(b,c)                                                               305,032
       9,600   Teradyne, Inc.(b)                                                                                  134,688
      29,200   Texas Instruments, Inc.                                                                            677,732
      29,200   VeriSign, Inc.(b)                                                                                  754,528
       4,600   VERITAS Software Corporation(b)                                                                    118,312
       7,400   Viisage Technology, Inc.(b)                                                                         52,762
       6,200   Vishay Intertechnology, Inc.(b)                                                                     81,034
      19,100   Western Digital Corporation(b)                                                                     205,707
      23,900   Wind River Systems, Inc.(b)                                                                        299,945
      11,300   Xerox Corporation(b)                                                                               179,444
      14,400   Xilinx, Inc.                                                                                       420,336
      32,000   Yahoo!, Inc.(b)                                                                                  1,126,720
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    42,529,919
=========================================================================================================================

Telecommunications Services (1.6%)
-------------------------------------------------------------------------------------------------------------------------
       5,100   Nextel Communications, Inc.(b)                                                                     146,319
      20,550   Sprint Corporation                                                                                 489,706
       5,600   Verizon Communications, Inc.                                                                       199,304
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  835,329
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $52,664,447)                                                           48,605,898
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (5.8%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   3,083,523   Thrivent Financial Securities Lending Trust                      2.400%              N/A        $3,083,523
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $3,083,523)                                                                         3,083,523
=========================================================================================================================

      Shares   Short-Term Investments (3.6%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,908,036   Thrivent Money Market Fund                                       1.950%              N/A        $1,908,036
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 1,908,036
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $57,656,006)                                                           $53,597,457
=========================================================================================================================


(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) Miscellaneous footnote:
    ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S. depository bank.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


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625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)




[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Partner Small Cap Value Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Partner Small Cap Value Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (86.8%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (12.0%)
-------------------------------------------------------------------------------------------------------------------------
      70,000   Aaron Rents, Inc.                                                                               $1,486,800
      34,500   Centerplate, Inc.                                                                                  469,200
      20,900   CSS Industries, Inc.                                                                               672,771
      29,600   Fred's, Inc.(b)                                                                                    487,512
      29,700   Hancock Fabrics, Inc.(b)                                                                           266,706
      50,000   Haverty Furniture Companies, Inc.                                                                  895,000
      32,400   Journal Register Company(c)                                                                        587,412
      41,000   RARE Hospitality International, Inc.(c)                                                          1,291,500
      18,200   Ruby Tuesday, Inc.(b)                                                                              463,008
      38,600   Saga Communications, Inc.(c)                                                                       656,200
      36,100   SCP Pool Corporation                                                                             1,072,892
       9,100   Sinclair Broadcast Group, Inc.                                                                      74,893
      15,000   Stanley Furniture Company, Inc.                                                                    697,350
      70,500   Stein Mart, Inc.(c)                                                                              1,390,965
       9,300   Steven Madden, Ltd.(c)                                                                             178,560
      40,000   TBC Corporation(c)                                                                               1,021,600
      26,000   WCI Communities, Inc.(c)                                                                           828,360
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    12,540,729
=========================================================================================================================

Consumer Staples (1.1%)
-------------------------------------------------------------------------------------------------------------------------
      40,500   Casey's General Stores, Inc.                                                                       713,610
       7,200   Nash Finch Company(b)                                                                              300,204
      22,200   Wild Oats Markets, Inc.(b,c)                                                                       160,950
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           1,174,764
=========================================================================================================================

Energy (8.0%)
-------------------------------------------------------------------------------------------------------------------------
      10,000   Atwood Oceanics, Inc.(c)                                                                           610,000
      10,000   Carbo Ceramics, Inc.                                                                               716,500
      34,900   Encore Acquisition Company(b,c)                                                                  1,301,770
      31,800   Forest Oil Corporation(c)                                                                        1,071,342
      15,300   Lone Star Technologies, Inc.(c)                                                                    624,087
      41,800   Magnum Hunter Resources, Inc.(c)                                                                   623,238
      33,600   TETRA Technologies, Inc.(c)                                                                        937,440
      52,000   Todco(c)                                                                                         1,067,040
      24,500   W-H Energy Services, Inc.(c)                                                                       553,700
      25,700   Whiting Petroleum Corporation(c)                                                                   897,444
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     8,402,561
=========================================================================================================================

Financials (20.2%)
-------------------------------------------------------------------------------------------------------------------------
      30,900   Allied Capital Corporation(b)                                                                      791,349
      12,200   American Capital Strategies, Ltd.(b)                                                               414,800
      23,100   Bedford Property Investors, Inc.                                                                   580,041
       5,000   Brown & Brown, Inc.                                                                                216,300
      44,000   East West Bancorp, Inc.                                                                          1,713,360
      37,000   First Financial Fund, Inc.(b)                                                                      710,400
      29,800   First Republic Bank                                                                              1,503,410
      19,000   Gables Residential Trust(b)                                                                        635,740
      17,600   Glenborough Realty Trust, Inc.                                                                     338,976
      25,300   Innkeepers USA Trust                                                                               341,550
       3,300   iShares Russell 2000 Value(b)                                                                      611,985
      28,800   Kilroy Realty Corporation                                                                        1,125,504
      28,500   LaSalle Hotel Properties                                                                           864,690
       3,000   Markel Corporation(c)                                                                            1,023,000
      36,000   Max Re Capital, Ltd.                                                                               770,400
      19,400   Midland Company                                                                                    648,736
      38,500   Net Bank, Inc.                                                                                     367,675
      38,400   ProAssurance Corporation(c)                                                                      1,468,800
      23,500   Scottish Re Group, Ltd.(b)                                                                         542,145
       3,800   Seabright Insurance Holdings, Inc.(c)                                                               45,220
      35,200   Silicon Valley Bancshares(c)                                                                     1,536,128
      28,200   Strategic Hotel Capital, Inc.                                                                      433,434
      20,500   Sun Communities, Inc.                                                                              760,550
      59,600   Texas Regional Bancshares, Inc.                                                                  1,844,322
      21,800   Triad Guaranty, Inc.(c)                                                                          1,179,598
      21,000   Washington Real Estate Investment Trust(b)                                                         635,880
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                21,103,993
=========================================================================================================================

Health Care (5.2%)
-------------------------------------------------------------------------------------------------------------------------
       6,500   Analogic Corporation                                                                               266,565
      12,200   Arrow International, Inc.                                                                          391,498
      34,400   Bone Care International, Inc.(c)                                                                   973,520
      52,000   Diversa Corporation(c)                                                                             396,240
      43,600   Exelixis, Inc.(c)                                                                                  338,336
      61,000   Lexicon Genetics, Inc.(b,c)                                                                        408,700
      39,900   Matthews International Corporation                                                               1,384,929
      45,100   Owens & Minor, Inc.                                                                              1,287,605
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                5,447,393
=========================================================================================================================

Industrials (19.3%)
-------------------------------------------------------------------------------------------------------------------------
      11,900   Ameron International Corporation(b)                                                                430,661
      29,300   C&D Technologies, Inc.                                                                             445,067
      51,100   Casella Waste Systems, Inc.(c)                                                                     727,153
      27,200   Dollar Thrifty Automotive Group, Inc.(c)                                                           848,912
      15,200   EDO Corporation                                                                                    485,640
      25,800   ElkCorp                                                                                          1,044,384
      31,100   Franklin Electric Company, Inc.                                                                  1,368,089
      27,500   FTI Consulting, Inc.(b,c)                                                                          533,500
      22,700   G & K Services, Inc.                                                                             1,012,193
      34,000   Genesee & Wyoming, Inc.(c)                                                                         858,840
       8,000   Genlyte Group, Inc.(c)                                                                             640,080
      27,500   IDEX Corporation                                                                                 1,060,125
      43,200   Insituform Technologies, Inc.(c)                                                                   678,672
      53,800   JLG Industries, Inc.(b)                                                                            947,418
      23,500   Kirby Corporation(c)                                                                             1,034,940
      57,800   Landstar System, Inc.(c)                                                                         2,010,284
      14,800   Macquarie Infrastructure Company
               Trust(b,c)                                                                                         434,232
      21,600   McGrath Rentcorp                                                                                   927,936
      25,700   Nordson Corporation                                                                                967,091
      38,000   RemedyTemp, Inc.(c)                                                                                407,740
      25,100   Thomas Industries, Inc.                                                                            978,649
      18,000   UTI Worldwide, Inc.(b)                                                                           1,239,840
      18,300   Waste Connections, Inc.(c)                                                                         575,718
       7,500   Woodward Governor Company                                                                          534,262
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               20,191,426
=========================================================================================================================

Information Technology (9.0%)
-------------------------------------------------------------------------------------------------------------------------
      19,200   ATMI, Inc.(c)                                                                                      436,416
      35,300   Belden CDT, Inc.                                                                                   716,943
      30,600   Exar Corporation(c)                                                                                439,722
      50,500   Helix Technology Corporation                                                                       740,835
      23,200   Littelfuse, Inc.(c)                                                                                738,456
      47,000   Merix Corporation(b,c)                                                                             433,340
      26,000   Methode Electronics, Inc.                                                                          325,780
      81,600   MPS Group, Inc.(c)                                                                                 921,264
      46,000   Mykrolis Corporation(c)                                                                            606,740
      53,000   Packeteer, Inc.(c)                                                                                 772,740
      35,100   Progress Software Corporation(c)                                                                   756,054
      48,400   SBS Technologies, Inc.(c)                                                                          630,652
      29,000   SPSS, Inc.(c)                                                                                      462,550
      16,800   StarTek, Inc.(b)                                                                                   420,000
      17,700   Websense, Inc.(c)                                                                                  950,490
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     9,351,982
=========================================================================================================================

Materials (8.9%)
-------------------------------------------------------------------------------------------------------------------------
      33,600   Airgas, Inc.                                                                                      $790,272
      21,700   AptarGroup, Inc.                                                                                 1,052,233
      26,900   Arch Chemicals, Inc.                                                                               740,826
      18,100   Carpenter Technology Corporation                                                                 1,108,806
      11,200   Chesapeake Corporation                                                                             271,824
      19,200   Deltic Timber Corporation                                                                          779,328
      18,600   Florida Rock Industries, Inc.                                                                    1,161,570
      37,000   Gibraltar Industries, Inc.                                                                         897,250
      13,600   MacDermid, Inc.                                                                                    437,104
      30,000   Meridian Gold, Inc.(c)                                                                             554,700
       7,000   Minerals Technologies, Inc.                                                                        437,360
      26,700   Myers Industries, Inc.                                                                             345,498
      49,000   Wausau-Mosinee Paper Corporation                                                                   726,180
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  9,302,951
=========================================================================================================================

Telecommunications Services (0.6%)
-------------------------------------------------------------------------------------------------------------------------
      69,600   Wireless Facilities, Inc.(b,c)                                                                     592,992
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  592,992
=========================================================================================================================

Utilities (2.5%)
-------------------------------------------------------------------------------------------------------------------------
      22,600   Black Hills Corporation(b)                                                                         673,254
      26,200   Cleco Corporation                                                                                  516,926
      28,300   El Paso Electric Company(c)                                                                        550,152
      14,300   Otter Tail Power Company                                                                           357,500
      18,600   Vectren Corporation(b)                                                                             513,546
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  2,611,378
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $79,465,311)                                                           90,720,169
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (9.8%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  10,187,065   Thrivent Financial Securities Lending Trust                      2.400%              N/A       $10,187,065
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $10,187,065)                                                                       10,187,065
=========================================================================================================================

      Shares   Short-Term Investments (3.4%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   3,546,446   Thrivent Money Market Fund                                       1.950%              N/A        $3,546,446
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 3,546,446
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $93,198,822)                                                          $104,453,680
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.


Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)






[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Small Cap Stock Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Small Cap Stock Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (77.7%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (12.3%)
-------------------------------------------------------------------------------------------------------------------------
      68,800   ADVO, Inc.(b)                                                                                   $2,530,464
      49,300   Aeropostale, Inc.(c)                                                                             1,370,047
      42,700   American Eagle Outfitters, Inc.                                                                  2,169,160
      22,150   AnnTaylor Stores Corporation(c)                                                                    476,004
      55,750   Applebee's International, Inc.                                                                   1,553,195
      64,100   Autoliv, Inc.                                                                                    3,022,315
      55,900   Boyd Gaming Corporation                                                                          2,224,820
      42,200   Charlotte Russe Holding, Inc.(b,c)                                                                 452,384
      38,600   Children's Place Retail Stores, Inc.(b,c)                                                        1,464,484
      61,600   Cooper Tire & Rubber Company                                                                     1,331,176
      45,900   Ethan Allen Interiors, Inc.                                                                      1,617,516
      55,200   Fairmont Hotels & Resorts, Inc.                                                                  1,723,896
      59,400   GameStop Corporation(b,c)                                                                        1,133,946
     112,900   Gander Mountain Company(b,c)                                                                       979,972
     105,400   Insight Enterprises, Inc.(c)                                                                     2,039,490
     212,100   Interface, Inc.(c)                                                                               2,000,103
      48,400   International Speedway Corporation                                                               2,658,128
      48,200   Jack in the Box, Inc.(c)                                                                         1,666,756
      52,000   Lee Enterprises, Inc.                                                                            2,316,600
     140,400   Lions Gate Entertainment Corporation(b,c)                                                        1,401,192
      23,568   M.D.C. Holdings, Inc.                                                                            1,715,750
      43,800   Marine Products Corporation(b)                                                                   1,109,454
      95,700   MarineMax, Inc.(b,c)                                                                             3,010,722
      29,700   Nordstrom, Inc.                                                                                  1,433,025
      28,300   P.F. Chang's China Bistro, Inc.(b,c)                                                             1,573,197
      50,200   Pep Boys - Manny, Moe & Jack(b)                                                                    864,444
      81,200   Quiksilver, Inc.(c)                                                                              2,425,444
     140,300   Radio One, Inc.(b,c)                                                                             2,188,680
      43,000   Red Robin Gourmet Burgers, Inc.(b,c)                                                             2,031,750
      44,900   Regis Corporation                                                                                1,791,510
     100,825   SCP Pool Corporation                                                                             2,996,519
      65,350   Shuffle Master, Inc.(b,c)                                                                        1,902,992
      33,400   Sonic Corporation(c)                                                                             1,063,456
      44,900   Stamps.com, Inc.(b,c)                                                                              578,761
      34,200   Texas Roadhouse, Inc.(b,c)                                                                       1,099,188
      28,300   Toll Brothers, Inc.(b,c)                                                                         2,209,381
      88,000   ValueVision Media, Inc.(b,c)                                                                     1,254,000
      97,500   Warnaco Group, Inc.(c)                                                                           2,106,975
      52,700   Winnebago Industries, Inc.(b)                                                                    1,817,623
      92,800   Wolverine World Wide, Inc.                                                                       2,916,704
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    70,221,223
=========================================================================================================================

Consumer Staples (2.6%)
-------------------------------------------------------------------------------------------------------------------------
     155,100   Casey's General Stores, Inc.                                                                     2,732,862
      37,000   Central Garden and Pet Company(b,c)                                                              1,516,260
     111,200   Corn Products International, Inc.                                                                3,264,832
      48,700   Dean Foods Company(b,c)                                                                          1,715,701
      91,400   Elizabeth Arden, Inc.(b,c)                                                                       2,163,438
      41,900   McCormick & Company, Inc.                                                                        1,557,423
      45,900   Ralcorp Holdings, Inc.                                                                           2,019,600
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          14,970,116
=========================================================================================================================

Energy (5.5%)
-------------------------------------------------------------------------------------------------------------------------
      52,000   Cimarex Energy Company(b,c)                                                                      1,885,000
      31,600   Dril-Quip, Inc.(c)                                                                                 908,500
     125,100   Energy Partners, Ltd.(b,c)                                                                       2,745,945
      61,100   FMC Technologies, Inc.(c)                                                                        1,871,493
     123,300   Key Energy Services, Inc.(c)                                                                     1,530,153
      72,200   Maverick Tube Corporation(b,c)                                                                   2,459,132
      22,500   Newfield Exploration Company(c)                                                                  1,377,000
      82,300   Patina Oil & Gas Corporation                                                                     3,018,764
     104,500   Patterson-UTI Energy, Inc.                                                                       2,032,525
      36,100   Precision Drilling Corporation(b,c)                                                              2,462,020
      88,400   Pride International, Inc.(c)                                                                     2,067,676
      20,100   Quicksilver Resources, Inc.(b,c)                                                                   893,043
     106,500   Superior Energy Services, Inc.(c)                                                                1,695,480
      48,000   Teekay Shipping Corporation(b)                                                                   2,129,760
      26,600   Ultra Petroleum Corporation(c)                                                                   1,370,698
     214,300   Warren Resources, Inc.(c)                                                                        1,881,554
      21,600   World Fuel Services Corporation(b)                                                               1,094,688
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    31,423,431
=========================================================================================================================

Financials (13.7%)
-------------------------------------------------------------------------------------------------------------------------
      43,650   Affiliated Managers Group, Inc.(b,c)                                                             2,767,846
      24,800   Alexandria Real Estate Equities, Inc.                                                            1,650,688
      27,000   AMB Property Corporation                                                                         1,005,210
      62,300   American Capital Strategies, Ltd.(b)                                                             2,118,200
     119,200   Argonaut Group, Inc.(b,c)                                                                        2,553,264
      54,100   BioMed Realty Trust, Inc.                                                                        1,079,295
      51,511   BOK Financial Corporation(b,c)                                                                   2,169,128
      65,300   Commercial Capital Bancorp, Inc.(b)                                                              1,298,817
      59,300   Corus Bankshares, Inc.(b)                                                                        2,976,860
      30,600   Developers Diversified Realty Corporation                                                        1,216,350
      43,100   Eastgroup Properties, Inc.                                                                       1,559,789
      20,950   First BanCorp                                                                                    1,133,186
      47,100   First Midwest Bancorp, Inc.                                                                      1,624,950
     111,900   HCC Insurance Holdings, Inc.                                                                     3,678,153
     205,900   HRPT Properties Trust                                                                            2,452,269
      78,800   Investors Financial Services
               Corporation(b)                                                                                   3,972,308
      22,300   iShares Russell 2000 Index Fund(b)                                                               2,766,315
      17,500   iShares S&P SmallCap 600 Index Fund                                                              2,783,725
      27,800   MAF Bancorp, Inc.(b)                                                                             1,227,648
      73,800   Main Street Banks, Inc.(b)                                                                       2,408,094
      43,600   MB Financial, Inc.(b)                                                                            1,730,484
      68,244   Mercantile Bank Corporation(b)                                                                   2,958,377
      19,800   Mills Corporation                                                                                1,107,414
      16,100   New Century Financial Corporation                                                                  964,229
      88,700   Ohio Casualty Corporation(c)                                                                     2,039,213
      23,100   Philadelphia Consolidated Holding
               Corporation(c)                                                                                   1,549,317
      46,800   Pinnacle Financial Partners, Inc.(b,c)                                                           1,035,216
      45,600   Piper Jaffray Companies(b,c)                                                                     1,804,848
      78,700   Platinum Underwriters Holdings, Ltd.(b)                                                          2,324,011
     101,400   Providian Financial Corporation(c)                                                               1,691,352
      60,700   Reinsurance Group of America, Inc.(b)                                                            2,854,114
      48,200   RLI Corporation                                                                                  2,094,772
      32,100   SL Green Realty Corporation                                                                      1,708,683
      58,100   Southwest Bancorporation of Texas, Inc.                                                          1,148,637
      92,600   Sterling Bancshares, Inc.                                                                        1,360,294
      72,500   United Bankshares, Inc.                                                                          2,472,250
      80,252   Washington Federal, Inc.                                                                         2,090,565
     211,100   Winston Hotels, Inc.(b)                                                                          2,376,986
      40,500   Wintrust Financial Corporation                                                                   2,246,940
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                77,999,797
=========================================================================================================================

Health Care (10.2%)
-------------------------------------------------------------------------------------------------------------------------
      58,700   Advanced Medical Optics, Inc.(b,c)                                                               2,505,903
      44,200   Amedisys, Inc.(b,c)                                                                              1,330,420
      65,400   Centene Corporation(c)                                                                           2,194,170
      44,300   Cooper Companies, Inc.                                                                           3,397,810
      48,900   Covance, Inc.(c)                                                                                 2,078,250
     156,900   CuraGen Corporation(b,c)                                                                           942,184
      43,000   Dade Behring Holdings, Inc.(c)                                                                   2,457,450
      34,600   Digene Corporation(b,c)                                                                            886,106
     380,550   Encore Medical Corporation(b,c)                                                                  2,146,302
      75,100   Incyte Corporation(b,c)                                                                            672,896
      76,200   InterMune, Inc.(b,c)                                                                               869,442
      67,900   Intuitive Surgical, Inc.(b,c)                                                                    2,709,210
      16,900   Invitrogen Corporation(c)                                                                        1,161,199
      63,500   IVAX Corporation(b,c)                                                                              954,405
      28,900   Kos Pharmaceuticals, Inc.(b,c)                                                                     954,278
      48,100   LifePoint Hospitals, Inc.(c)                                                                     1,818,180
      11,900   Medicis Pharmaceutical Corporation                                                                 429,590
      44,600   Par Pharmaceutical Companies, Inc.(b,c)                                                          1,690,340
      75,800   Psychiatric Solutions, Inc.(b,c)                                                                 2,683,320
      55,050   Renal Care Group, Inc.(c)                                                                        2,100,708
      28,800   ResMed, Inc.(b,c)                                                                                1,477,440
     438,000   Savient Pharmaceuticals, Inc.(b,c)                                                               1,410,360
      38,100   Sierra Health Services, Inc.(b,c)                                                                2,092,833
      81,700   Sybron Dental Specialties, Inc.(c)                                                               3,084,992
      18,500   Techne Corporation(c)                                                                              645,095
      34,900   Telik, Inc.(b,c)                                                                                   663,798
      47,100   Trimeris, Inc.(b,c)                                                                                566,142
      64,100   United Surgical Partners International,
               Inc.(b,c)                                                                                        2,524,899
      30,600   Varian, Inc.(c)                                                                                  1,221,858
      53,500   Ventana Medical Systems, Inc.(b,c)                                                               3,599,480
      90,400   Vertex Pharmaceuticals, Inc.(b,c)                                                                  919,368
      54,500   Watson Pharmaceuticals, Inc.(c)                                                                  1,625,735
      61,850   Wellcare Health Plans, Inc.(b,c)                                                                 2,177,120
      51,100   Wright Medical Group, Inc.(b,c)                                                                  1,402,695
      41,000   ZymoGenetics, Inc.(b,c)                                                                            846,650
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               58,240,628
=========================================================================================================================

Industrials (14.2%)
-------------------------------------------------------------------------------------------------------------------------
     129,000   Artesyn Technologies, Inc.(b,c)                                                                  1,313,220
      96,000   Beacon Roofing Supply, Inc.(b,c)                                                                 1,920,000
      50,800   Briggs & Stratton Corporation                                                                    1,970,532
      80,550   Casella Waste Systems, Inc.(b,c)                                                                 1,146,226
      64,500   Consolidated Graphics, Inc.(c)                                                                   2,721,900
      24,500   CUNO, Inc.(c)                                                                                    1,407,035
      74,000   Dycom Industries, Inc.(c)                                                                        2,006,880
      85,100   Federal Signal Corporation(b)                                                                    1,406,703
      58,200   G & K Services, Inc.(b)                                                                          2,595,138
      77,200   Genesee & Wyoming, Inc.(c)                                                                       1,950,072
      49,900   Genlyte Group, Inc.(c)                                                                           3,992,499
      39,237   Graco, Inc.                                                                                      1,398,799
     102,918   Heartland Express, Inc.(b)                                                                       2,185,968
      65,200   Hexcel Corporation(b,c)                                                                            960,396
      66,400   Hughes Supply, Inc.                                                                              2,017,232
      60,650   IDEX Corporation                                                                                 2,338,058
      77,850   Intersections, Inc.(b,c)                                                                         1,177,092
      44,600   Jacobs Engineering Group, Inc.(c)                                                                2,265,234
     208,700   Jacuzzi Brands, Inc.(b,c)                                                                        2,107,870
     172,000   Kforce, Inc.(b,c)                                                                                1,904,040
      77,850   Knight Transportation, Inc.(b)                                                                   1,915,110
      67,700   Landstar System, Inc.(c)                                                                         2,354,606
      67,600   Lindsay Manufacturing Company                                                                    1,535,872
      54,900   Manitowoc Company, Inc.                                                                          1,998,360
      86,600   Mercury Computer Systems, Inc.(b,c)                                                              2,682,002
      64,300   Monster Worldwide, Inc.(c)                                                                       2,011,947
      96,200   MSC Industrial Direct Company, Inc.                                                              3,330,444
      44,000   Oshkosh Truck Corporation                                                                        3,229,160
      54,300   Pacer International, Inc.(b,c)                                                                   1,062,108
      37,200   Precision Castparts Corporation                                                                  2,615,160
      47,600   Ritchie Bros. Auctioneers, Inc.(b)                                                               1,506,540
      26,400   Roper Industries, Inc.                                                                           1,532,784
     108,200   SkyWest, Inc.                                                                                    1,863,204
     147,750   Standard Parking Corporation(b,c)                                                                2,241,368
      70,500   Stewart & Stevenson Services, Inc.                                                               1,441,020
      11,200   Toro Company                                                                                       932,400
      33,800   Trex Company, Inc.(b,c)                                                                          1,657,890
      54,900   United Defense Industries, Inc.(c)                                                               2,631,357
      62,950   Waste Connections, Inc.(c)                                                                       1,980,407
      56,600   Watson Wyatt & Company Holdings                                                                  1,485,184
      47,400   York International Corporation                                                                   1,721,568
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               80,513,385
=========================================================================================================================

Information Technology (12.4%)
-------------------------------------------------------------------------------------------------------------------------
     114,900   Acxiom Corporation                                                                               2,651,892
      42,900   Ask Jeeves, Inc.(b,c)                                                                            1,216,644
      31,400   Avid Technology, Inc.(c)                                                                         1,979,770
      70,200   Avocent Corporation(c)                                                                           2,563,002
     107,700   Axcelis Technologies, Inc.(c)                                                                      804,519
      54,900   Cabot Microelectronics Corporation(b,c)                                                          1,670,607
      48,100   CACI International, Inc.(b,c)                                                                    2,508,415
      86,200   CNET Networks, Inc.(b,c)                                                                           948,200
      31,600   Cymer, Inc.(c)                                                                                     838,032
     182,400   Cypress Semiconductor Corporation(b,c)                                                           2,079,360
     127,500   Digitas, Inc.(b,c)                                                                               1,331,100
      41,000   Dionex Corporation(b,c)                                                                          2,426,790
     145,800   Earthlink, Inc.(c)                                                                               1,462,374
      57,300   FindWhat.com(c)                                                                                    911,070
      49,500   Global Payments, Inc.(b)                                                                         2,835,855
      80,500   Ingram Micro, Inc.(c)                                                                            1,487,640
      62,300   Inter-Tel, Inc.                                                                                  1,650,327
      49,900   International Rectifier Corporation(c)                                                           1,953,585
     164,800   iVillage, Inc.(c)                                                                                  990,448
      37,200   Keynote Systems, Inc.(c)                                                                           463,884
      38,350   Kronos, Inc.(c)                                                                                  2,062,080
      61,800   Macromedia, Inc.(c)                                                                              2,116,032
      43,500   Manhattan Associates, Inc.(c)                                                                      954,825
      52,600   McAfee, Inc.(c)                                                                                  1,359,710
     229,300   Micromuse, Inc.(c)                                                                               1,178,602
     236,400   MPS Group, Inc.(c)                                                                               2,668,956
     151,100   MSC.Software Corporation(b,c)                                                                    1,557,841
     434,400   ON Semiconductor Corporation(b,c)                                                                1,589,904
     229,300   Parametric Technology Corporation(c)                                                             1,307,010
     171,700   Phoenix Technologies, Ltd.(c)                                                                    1,389,053
      62,700   Photronics, Inc.(b,c)                                                                              940,500
      50,500   Plantronics, Inc.(b)                                                                             1,879,105
     297,300   Plexus Corporation(c)                                                                            3,424,896
     123,700   Powerwave Technologies, Inc.(b,c)                                                                  973,519
      64,200   RSA Security, Inc.(c)                                                                            1,130,562
     141,600   Skyworks Solutions, Inc.(b,c)                                                                    1,074,744
      65,100   Tech Data Corporation(c)                                                                         2,736,153
     123,100   TIBCO Software, Inc.(c)                                                                          1,352,869
     116,300   Tollgrade Communications, Inc.(c)                                                                1,195,564
      29,900   Varian Semiconductor Equipment Associates, Inc.(c)                                               1,024,972
     114,900   Vishay Intertechnology, Inc.(b,c)                                                                1,501,743
     371,100   Vitesse Semiconductor Corporation(b,c)                                                           1,076,190
     260,400   Wind River Systems, Inc.(c)                                                                      3,268,020
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    70,536,364
=========================================================================================================================

Materials (4.8%)
-------------------------------------------------------------------------------------------------------------------------
      85,800   Century Aluminum Company(c)                                                                      2,138,136
      46,200   Florida Rock Industries, Inc.                                                                    2,885,190
      39,600   Great Lakes Chemical Corporation                                                                 1,047,420
      42,800   Lubrizol Corporation                                                                             1,542,084
      78,100   MacDermid, Inc.(b)                                                                               2,510,134
      48,500   NOVA Chemicals Corporation(b)                                                                    2,189,775
      86,300   Packaging Corporation of America                                                                 1,925,353
      45,000   Peabody Energy Corporation                                                                       3,813,750
      74,650   Quanex Corporation(b)                                                                            3,935,548
      95,200   RPM International, Inc.(b)                                                                       1,678,376
      72,700   Schweitzer-Mauduit International, Inc.                                                           2,438,358
      93,200   Wausau-Mosinee Paper Corporation                                                                 1,381,224
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 27,485,348
=========================================================================================================================

Telecommunications Services (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      31,700   Arbinet Holdings, Inc.(b,c)                                                                        773,480
      37,850   Iowa Telecommunications Services, Inc.                                                             766,462
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                1,539,942
=========================================================================================================================

Utilities (1.7%)
-------------------------------------------------------------------------------------------------------------------------
      45,800   AGL Resources, Inc.                                                                              1,586,970
      92,746   Aqua America, Inc.                                                                               2,228,686
      74,500   Energen Corporation                                                                              4,368,680
      67,900   Piedmont Natural Gas Company, Inc.(b)                                                            1,577,317
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  9,761,653
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $342,471,982)                                                         442,691,887
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (19.1%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 108,831,504   Thrivent Financial Securities Lending Trust                      2.400%              N/A      $108,831,504
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $108,831,504)                                                                     108,831,504
=========================================================================================================================

      Shares   Short-Term Investments (3.2%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  18,311,930   Thrivent Money Market Fund                                       1.950%              N/A       $18,311,930
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                18,311,930
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $469,615,416)                                                         $569,835,321
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Non-income producing security.

(d) The interest rate shown reflects the yield.


The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)





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Thrivent Mutual Funds

Small Cap Index Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Small Cap Index Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (83.7%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (13.9%)
-------------------------------------------------------------------------------------------------------------------------
       1,200   4Kids Entertainment, Inc.(b,c)                                                                     $22,116
       3,275   Aaron Rents, Inc.                                                                                   69,561
       1,600   Action Performance Companies, Inc.(c)                                                               16,800
       1,300   Advanced Marketing Services, Inc.                                                                   12,025
       2,650   ADVO, Inc.                                                                                          97,467
       1,800   Applica, Inc.(b)                                                                                     9,720
       2,500   Arbitron, Inc.(b)                                                                                  102,250
       1,100   Arctic Cat, Inc.                                                                                    27,885
       2,100   Argosy Gaming Company(b)                                                                            96,999
       1,200   Ashworth, Inc.(b)                                                                                   13,524
       2,800   Aztar Corporation(b)                                                                                90,244
       2,900   Bally Total Fitness Holding
               Corporation(b,c)                                                                                    11,513
         900   Bassett Furniture Industries, Inc.                                                                  16,965
       1,500   Brown Shoe Company, Inc.                                                                            43,440
       1,200   Building Materials Holding Corporation                                                              44,316
       1,600   Burlington Coat Factory Warehouse
               Corporation                                                                                         41,296
       1,800   Cato Corporation                                                                                    54,720
       2,950   CEC Entertainment, Inc.(b)                                                                         115,463
       5,900   Champion Enterprises, Inc.(b,c)                                                                     63,661
       1,200   Children's Place Retail Stores, Inc.(b)                                                             45,528
       2,900   Christopher & Banks Corporation                                                                     51,533
       1,200   Coachmen Industries, Inc.(c)                                                                        17,964
       1,800   Cost Plus, Inc.(b)                                                                                  47,214
       1,200   Department 56, Inc.(b)                                                                              19,296
       1,900   Dress Barn, Inc.(b,c)                                                                               36,366
       1,000   Electronics Boutique Holdings
               Corporation(b,c)                                                                                    35,090
       1,300   Enesco Group, Inc.(b,c)                                                                              9,724
       3,000   Ethan Allen Interiors, Inc.                                                                        105,720
       1,970   Fedders Corporation(c)                                                                               6,343
       4,600   Fleetwood Enterprises, Inc.(b)                                                                      40,388
       3,300   Fossil, Inc.(b)                                                                                     92,070
       3,200   Fred's, Inc.(c)                                                                                     52,704
       4,200   GameStop Corporation(b)                                                                             81,480
       1,800   Genesco, Inc.(b)                                                                                    52,092
       1,700   Goody's Family Clothing, Inc.                                                                       15,827
       2,000   Group 1 Automotive, Inc.(b)                                                                         58,540
       2,100   Guitar Center, Inc.(b)                                                                             120,225
       2,600   Gymboree Corporation(b)                                                                             33,488
         600   Haggar Corporation                                                                                  13,194
       1,600   Hancock Fabrics, Inc.                                                                               14,368
       1,800   Haverty Furniture Companies, Inc.                                                                   32,220
       1,900   Hibbett Sporting Goods, Inc.(b)                                                                     49,020
       3,875   Hot Topic, Inc.(b)                                                                                  75,098
       1,700   IHOP Corporation(c)                                                                                 73,321
       4,050   Insight Enterprises, Inc.(b)                                                                        78,368
       3,800   Interface, Inc.(b)                                                                                  35,834
       1,500   J. Jill Group, Inc.(b)                                                                              21,690
       3,000   Jack in the Box, Inc.(b)                                                                           103,740
       2,100   JAKKS Pacific, Inc.(b,c)                                                                            45,822
       1,810   Jo-Ann Stores, Inc.(b)                                                                              49,612
       2,100   K-Swiss, Inc.                                                                                       63,525
       3,900   K2, Inc.(b,c)                                                                                       54,834
       2,400   Kellwood Company                                                                                    69,456
       4,400   La-Z-Boy, Inc.                                                                                      61,336
       1,900   Landry's Restaurants, Inc.                                                                          53,580
       1,200   Libbey, Inc.                                                                                        28,776
       3,700   Linens 'n Things, Inc.(b)                                                                           95,830
       1,600   Lone Star Steakhouse & Saloon, Inc.                                                                 44,000
       2,501   M.D.C. Holdings, Inc.                                                                              182,073
       2,100   Marcus Corporation(c)                                                                               52,332
       1,200   Meade Instruments Corporation(b)                                                                     3,948
       2,600   Men's Wearhouse, Inc.(b)                                                                            86,502
       1,700   Meritage Homes Corporation                                                                         109,905
       1,200   Midas, Inc.(b)                                                                                      24,048
       2,500   Monaco Coach Corporation                                                                            46,275
       2,200   Movie Gallery, Inc.(c)                                                                              46,090
       2,300   Multimedia Games, Inc.(b,c)                                                                         20,263
         500   National Presto Industries, Inc.                                                                    21,600
       2,400   Nautilus Group, Inc.(c)                                                                             50,232
         320   NVR, Inc.(b)                                                                                       253,196
       1,800   O'Charley's, Inc.(b)                                                                                33,183
       1,000   OshKosh B'Gosh, Inc.(c)                                                                             19,450
       1,200   Oxford Industries, Inc.(c)                                                                          44,616
       2,100   P.F. Chang's China Bistro, Inc.(b)                                                                 116,739
       2,500   Panera Bread Company(b,c)                                                                          127,500
       1,100   Papa John's International, Inc.(b,c)                                                                35,387
       4,700   Pep Boys - Manny, Moe & Jack(c)                                                                     80,934
       2,200   Phillips-Van Heusen Corporation                                                                     59,862
       3,300   Pinnacle Entertainment, Inc.(b)                                                                     59,565
       3,500   Polaris Industries, Inc.(c)                                                                        236,250
       4,700   Quiksilver, Inc.(b)                                                                                140,389
       2,900   RARE Hospitality International, Inc.(b)                                                             91,350
       1,100   Russ Berrie and Company, Inc.                                                                       25,806
       2,800   Russell Corporation                                                                                 50,400
       3,500   Ryan's Restaurant Group, Inc.(b)                                                                    48,090
       4,275   SCP Pool Corporation                                                                               127,053
       3,000   Select Comfort Corporation(b,c)                                                                     58,710
       2,400   ShopKo Stores, Inc.(b,c)                                                                            43,272
       2,775   Shuffle Master, Inc.(b,c)                                                                           80,808
         600   Skyline Corporation                                                                                 24,312
       2,500   Sonic Automotive, Inc.                                                                              58,400
       4,950   Sonic Corporation(b)                                                                               157,608
       1,500   Stage Stores, Inc.(b)                                                                               59,295
         900   Standard Motor Products, Inc.                                                                       11,475
       2,700   Standard Pacific Corporation                                                                       179,631
       2,400   Steak n Shake Company(b)                                                                            47,304
       2,200   Stein Mart, Inc.(b)                                                                                 43,406
       3,100   Stride Rite Corporation                                                                             37,944
       1,800   Sturm, Ruger & Company, Inc.                                                                        15,462
       1,900   Superior Industries International, Inc.(c)                                                          47,823
       1,900   TBC Corporation(b)                                                                                  48,526
       1,000   Thomas Nelson, Inc.                                                                                 22,350
       2,800   Too, Inc.(b)                                                                                        76,048
       2,600   Tractor Supply Company(b)                                                                           93,080
       3,800   Triarc Companies, Inc.(c)                                                                           56,050
       2,200   Winnebago Industries, Inc.(c)                                                                       75,878
       1,700   WMS Industries, Inc.(b,c)                                                                           53,278
       3,100   Wolverine World Wide, Inc.                                                                          97,433
       4,300   Zale Corporation(b)                                                                                114,208
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     6,630,520
=========================================================================================================================

Consumer Staples (2.9%)
-------------------------------------------------------------------------------------------------------------------------
       1,600   American Italian Pasta Company(c)                                                                   43,360
       4,100   Casey's General Stores, Inc.                                                                        72,242
       6,000   Corn Products International, Inc.                                                                  176,160
       3,200   Delta & Pine Land Company                                                                           94,208
       3,800   DIMON, Inc.(c)                                                                                      25,042
       2,850   Flowers Foods, Inc.                                                                                 86,954
       1,500   Great Atlantic & Pacific Tea Company,
               Inc.(b,c)                                                                                           13,590
       2,500   Hain Celestial Group, Inc.(b)                                                                       50,300
         600   J & J Snack Foods Corporation                                                                       28,950
       2,300   Lance, Inc.                                                                                         39,859
       2,400   Longs Drug Stores Corporation                                                                       63,024
       1,000   Nash Finch Company(c)                                                                               41,695
       1,000   Nature's Sunshine Products, Inc.                                                                    20,050
       4,500   NBTY, Inc.(b)                                                                                      123,210
       3,900   Performance Food Group Company(b)                                                                  106,119
       2,400   Ralcorp Holdings, Inc.                                                                             105,600
       2,800   Rayovac Corporation(b)                                                                             105,196
       1,000   Sanderson Farms, Inc.                                                                               43,710
       3,000   United Natural Foods, Inc.(b)                                                                       94,830
       1,400   WD-40 Company                                                                                       45,388
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           1,379,487
=========================================================================================================================

Energy (5.0%)
-------------------------------------------------------------------------------------------------------------------------
       1,000   Atwood Oceanics, Inc.(b)                                                                            61,000
       2,700   Cabot Oil & Gas Corporation                                                                        127,116
       3,200   Cal Dive International, Inc.(b)                                                                    139,840
       1,100   Carbo Ceramics, Inc.                                                                                78,815
       3,400   Cimarex Energy Company(b,c)                                                                        123,250
         600   Dril-Quip, Inc.(b)                                                                                  17,250
       2,300   Frontier Oil Corporation                                                                            64,331
       1,700   Hydril Company(b)                                                                                   85,000
       4,600   Input/Output, Inc.(b,c)                                                                             28,980
       2,400   Lone Star Technologies, Inc.(b)                                                                     97,896
       3,500   Maverick Tube Corporation(b)                                                                       119,210
       2,200   Oceaneering International, Inc.(b)                                                                  83,842
       1,900   Offshore Logistics, Inc.(b,c)                                                                       60,629
       5,812   Patina Oil & Gas Corporation                                                                       213,184
       1,300   Petroleum Development Corporation(b)                                                                50,050
       1,900   Remington Oil and Gas Corporation(b)                                                                55,575
       1,500   SEACOR Holdings, Inc.(b)                                                                            83,985
       3,000   Southwestern Energy Company(b)                                                                     153,900
       2,200   Spinnaker Exploration Company(b)                                                                    72,138
       2,400   St. Mary Land & Exploration Company                                                                103,224
       1,900   Stone Energy Corporation(b)                                                                         81,320
       2,300   Swift Energy Company(b)                                                                             69,621
       1,900   TETRA Technologies, Inc.(b)                                                                         53,010
       3,100   Unit Corporation(b)                                                                                113,274
       2,700   Veritas DGC, Inc.(b)                                                                                67,473
       4,400   Vintage Petroleum, Inc.                                                                            106,524
       2,400   W-H Energy Services, Inc.(b)                                                                        54,240
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,364,677
=========================================================================================================================

Financials (12.7%)
-------------------------------------------------------------------------------------------------------------------------
       1,700   Anchor BanCorp Wisconsin, Inc.                                                                      45,900
       3,900   BankAtlantic Bancorp, Inc.                                                                          74,958
       2,200   BankUnited Financial Corporation(b)                                                                 64,196
       2,400   Boston Private Financial Holdings, Inc.(c)                                                          66,816
       5,000   Brookline Bancorp, Inc.                                                                             79,950
       3,100   Capital Automotive REIT                                                                            101,277
       2,400   Cash America International, Inc.                                                                    68,640
       3,875   Chittenden Corporation                                                                             105,051
       2,300   Colonial Properties Trust(c)                                                                        83,490
       3,300   Commercial Federal Corporation                                                                      92,664
       4,400   Commercial Net Lease Realty, Inc.(c)                                                                82,500
       2,600   Community Bank System, Inc.                                                                         62,010
       2,700   CRT Properties, Inc.                                                                                61,992
       2,400   Delphi Financial Group, Inc.                                                                       107,856
       2,550   Dime Community Bancshares                                                                           41,948
       1,700   Downey Financial Corporation                                                                       108,460
       4,300   East West Bancorp, Inc.                                                                            167,442
       2,200   Entertainment Properties Trust                                                                      92,642
       2,000   Essex Property Trust, Inc.                                                                         143,900
       1,500   Financial Federal Corporation                                                                       51,750
       2,950   First BanCorp                                                                                      159,566
       3,900   First Midwest Bancorp, Inc.                                                                        134,550
       1,300   First Republic Bank                                                                                 65,585
       1,400   FirstFed Financial Corporation(b)                                                                   74,480
       2,700   Flagstar Bancorp, Inc.(c)                                                                           56,754
       5,300   Fremont General Corporation                                                                        129,797
       2,500   Gables Residential Trust(c)                                                                         83,650
       2,700   Glenborough Realty Trust, Inc.                                                                      52,002
       3,400   Gold Banc Corporation, Inc.                                                                         49,130
       3,000   Hilb, Rogal and Hobbs Company                                                                      106,680
       3,850   Hudson United Bancorp                                                                              141,526
       3,500   Investment Technology Group, Inc.(b)                                                                69,685
       1,500   Irwin Financial Corporation(c)                                                                      36,735
       2,400   Kilroy Realty Corporation                                                                           93,792
       1,500   LandAmerica Financial Group, Inc.                                                                   77,160
       4,100   Lexington Corporate Properties Trust(c)                                                             87,740
       2,600   MAF Bancorp, Inc.                                                                                  114,816
       2,000   Nara Bancorp, Inc.                                                                                  39,900
       3,850   New Century Financial Corporation                                                                  230,576
       1,200   Parkway Properties, Inc.                                                                            55,800
       1,500   Philadelphia Consolidated Holding
               Corporation(b)                                                                                     100,605
       1,600   Piper Jaffray Companies(b)                                                                          63,328
       1,800   Presidential Life Corporation                                                                       29,772
       1,500   PrivateBancorp, Inc.(c)                                                                             49,050
       2,500   ProAssurance Corporation(b)                                                                         95,625
       2,855   Provident Bankshares Corporation                                                                    94,415
       5,914   Republic Bancorp, Inc.                                                                              84,393
       1,400   Rewards Network, Inc.(b)                                                                             6,860
       1,800   Riggs National Corporation(c)                                                                       39,312
       1,800   RLI Corporation                                                                                     78,228
         900   SCPIE Holdings, Inc.(b,c)                                                                            9,045
       2,300   Selective Insurance Group, Inc.                                                                     99,291
       3,900   Shurgard Storage Centers, Inc.                                                                     159,510
       6,000   South Financial Group, Inc.                                                                        183,240
       5,800   Southwest Bancorporation of Texas, Inc.                                                            114,666
       1,400   Sovran Self Storage, Inc.                                                                           55,720
       3,850   Sterling Bancshares, Inc.                                                                           56,556
       1,980   Sterling Financial Corporation(b)                                                                   74,250
       1,600   Stewart Information Services Corporation                                                            64,496
       3,900   Susquehanna Bancshares, Inc.                                                                        96,291
       1,293   SWS Group, Inc.                                                                                     26,274
       6,233   TrustCo Bank Corporation NY                                                                         77,850
       3,900   UCBH Holdings, Inc.                                                                                171,873
       2,800   UICI                                                                                                86,576
       3,800   Umpqua Holdings Corporation                                                                         92,264
       3,000   United Bankshares, Inc.                                                                            102,300
       3,550   Whitney Holding Corporation                                                                        161,809
       1,900   Wintrust Financial Corporation                                                                     105,412
       1,594   World Acceptance Corporation(b)                                                                     47,549
       1,700   Zenith National Insurance Corporation(c)                                                            80,359
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 6,070,285
=========================================================================================================================

Health Care (10.9%)
-------------------------------------------------------------------------------------------------------------------------
       4,075   Accredo Health, Inc.(b)                                                                            121,354
       3,000   Advanced Medical Optics, Inc.(b)                                                                   128,070
       3,300   Alpharma, Inc.                                                                                      49,665
       1,300   Amedisys, Inc.(b,c)                                                                                 39,130
       2,700   American Healthways, Inc.(b,c)                                                                      84,186
       2,200   American Medical Systems Holdings, Inc.(b)                                                          86,394
       4,000   AMERIGROUP Corporation(b)                                                                          164,440
       2,400   AmSurg Corporation(b)                                                                               63,384
       1,000   Analogic Corporation                                                                                41,010
       2,200   ArQule, Inc.(b)                                                                                     13,376
       1,900   ArthroCare Corporation(b,c)                                                                         56,525
       1,800   BioLase Technology, Inc.(c)                                                                         18,216
       1,300   Biosite, Inc.(b,c)                                                                                  75,400
       1,200   Bradley Pharmaceuticals, Inc.(b,c)                                                                  17,268
       3,400   Centene Corporation(b)                                                                             114,070
       2,400   Cerner Corporation(b,c)                                                                            119,400
       1,000   Chemed Corporation                                                                                  71,620
       2,400   CONMED Corporation(b)                                                                               69,720
       2,900   Connetics Corporation(b,c)                                                                          70,818
       3,600   Cooper Companies, Inc.                                                                             276,120
       1,800   Cross Country Healthcare, Inc.(b)                                                                   29,808
       1,750   CryoLife, Inc.(b,c)                                                                                 14,385
       1,100   Curative Health Services, Inc.(b,c)                                                                  5,390
       1,300   Cyberonics, Inc.(b,c)                                                                               32,721
       1,100   Datascope Corporation                                                                               43,494
       3,400   Dendrite International, Inc.(b)                                                                     61,506
       1,900   Diagnostic Products Corporation                                                                     96,463
       1,400   DJ Orthopedics, Inc.(b)                                                                             33,810
       2,322   Enzo Biochem, Inc.(b,c)                                                                             42,098
       2,100   Gentiva Health Services, Inc.(b)                                                                    33,390
       2,200   Haemonetics Corporation(b)                                                                          85,514
       1,700   Hologic, Inc.(b)                                                                                    60,690
       5,400   Hooper Holmes, Inc.                                                                                 27,270
       1,200   ICU Medical, Inc.(b,c)                                                                              31,608
       2,800   IDEXX Laboratories, Inc.(b)                                                                        162,428
       3,675   Immucor, Inc.(b)                                                                                   112,492
       1,700   Integra LifeSciences Holdings
               Corporation(b,c)                                                                                    64,056
       2,084   Intermagnetics General Corporation(b)                                                               52,704
       2,600   Invacare Corporation                                                                               121,004
       1,000   Kensey Nash Corporation(b,c)                                                                        32,290
       1,500   LabOne, Inc.(b)                                                                                     50,325
       1,400   LCA-Vision, Inc.(b)                                                                                 37,310
       4,500   Medicis Pharmaceutical Corporation                                                                 162,450
       2,600   Mentor Corporation                                                                                  81,406
       2,200   Merit Medical Systems, Inc.(b)                                                                      31,196
       5,900   MGI Pharma, Inc.(b)                                                                                133,871
       3,000   NDCHealth Corporation                                                                               46,680
       1,900   Noven Pharmaceuticals, Inc.(b)                                                                      34,608
       3,600   OCA, Inc.(b,c)                                                                                      19,944
       3,050   Odyssey Healthcare, Inc.(b,c)                                                                       35,472
       1,500   Osteotech, Inc.(b)                                                                                   6,120
       3,200   Owens & Minor, Inc.                                                                                 91,360
       2,200   PAREXEL International Corporation(b)                                                                52,184
       1,800   Pediatrix Medical Group, Inc.(b)                                                                   120,222
       4,000   Pharmaceutical Product Development, Inc.(b)                                                        165,800
       2,200   PolyMedica Corporation                                                                              82,346
       1,500   Possis Medical, Inc.(b)                                                                             17,235
       2,400   Priority Healthcare Corporation(b)                                                                  55,344
       4,100   Province Healthcare Company(b)                                                                      92,824
       3,300   Regeneron Pharmaceuticals, Inc.(b,c)                                                                23,760
       1,400   RehabCare Group, Inc.(b)                                                                            37,828
       2,800   ResMed, Inc.(b)                                                                                    143,640
       2,900   Respironics, Inc.(b)                                                                               167,910
       5,100   Savient Pharmaceuticals, Inc.(b)                                                                    16,422
       1,000   SFBC International, Inc.(b,c)                                                                       39,210
       2,200   Sierra Health Services, Inc.(b,c)                                                                  120,846
       2,600   Sola International, Inc.(b)                                                                         71,786
       1,500   Sunrise Senior Living, Inc.(b,c)                                                                    68,745
       1,300   SurModics, Inc.(b,c)                                                                                38,181
       3,200   Sybron Dental Specialties, Inc.(b)                                                                 120,832
       2,600   Theragenics Corporation(b)                                                                          10,374
       2,300   United Surgical Partners International, Inc.(b)                                                     90,597
       2,400   Viasys Healthcare, Inc.(b)                                                                          43,896
         600   Vital Signs, Inc.                                                                                   24,096
       1,800   Wilson Greatbatch Technologies, Inc.(b)                                                             32,040
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                5,190,147
=========================================================================================================================

Industrials (16.0%)
-------------------------------------------------------------------------------------------------------------------------
       1,700   A.O. Smith Corporation                                                                              46,087
       2,700   AAR Corporation(b)                                                                                  31,455
       3,300   ABM Industries, Inc.                                                                                60,390
       3,500   Acuity Brands, Inc.                                                                                 96,145
       1,700   Administaff, Inc.(b)                                                                                24,803
       2,700   Albany International Corporation                                                                    92,205
         800   Angelica Corporation(c)                                                                             22,912
       2,300   Apogee Enterprises, Inc.                                                                            30,751
       2,050   Applied Industrial Technologies, Inc.(b)                                                            59,327
       1,000   Applied Signal Technology, Inc.                                                                     29,470
       1,900   Arkansas Best Corporation                                                                           76,323
       2,700   Armor Holdings, Inc.(b)                                                                            118,719
       3,200   Artesyn Technologies, Inc.(b,c)                                                                     32,576
       1,500   Astec Industries, Inc.(b)                                                                           25,920
       2,400   Baldor Electric Company                                                                             67,272
       1,600   Barnes Group, Inc.                                                                                  41,040
       3,000   Bowne & Company, Inc.                                                                               44,550
       3,300   Brady Corporation                                                                                   93,687
       4,300   Briggs & Stratton Corporation                                                                      166,797
       2,200   C&D Technologies, Inc.                                                                              33,418
       1,000   CDI Corporation                                                                                     21,000
       2,300   Central Parking Corporation                                                                         32,844
       1,950   Ceradyne, Inc.(b,c)                                                                                 65,774
       2,200   CLARCOR, Inc.                                                                                      119,834
       2,000   Coinstar, Inc.(b,c)                                                                                 50,000
       1,000   Consolidated Graphics, Inc.(b)                                                                      42,200
         700   CPI Corporation                                                                                     10,192
       1,400   Cubic Corporation(c)                                                                                31,920
       1,400   CUNO, Inc.(b)                                                                                       80,402
       1,800   Curtiss-Wright Corporation                                                                          92,142
       2,200   DRS Technologies, Inc.(b)                                                                           89,320
       1,300   EDO Corporation                                                                                     41,535
       3,300   EGL, Inc.(b)                                                                                        99,759
       1,500   ElkCorp                                                                                             60,720
       1,300   EMCOR Group, Inc.(b)                                                                                55,848
       2,225   Engineered Support Systems, Inc.                                                                   129,072
       2,000   Esterline Technologies Corporation(b)                                                               60,020
       1,700   Forward Air Corporation(b)                                                                          72,446
       3,000   Frontier Airlines, Inc.(b,c)                                                                        25,440
       1,700   G & K Services, Inc.                                                                                75,803
       1,700   Gardner Denver, Inc.(b)                                                                             64,362
       3,800   GenCorp, Inc.(c)                                                                                    70,604
       2,120   Griffon Corporation(b)                                                                              57,092
       3,902   Heartland Express, Inc.                                                                             82,868
       1,600   Heidrick & Struggles International, Inc.(b,c)                                                       52,880
       5,500   Hughes Supply, Inc.                                                                                167,090
       4,150   IDEX Corporation                                                                                   159,982
       1,400   Imagistics International, Inc.(b)                                                                   47,950
       2,200   Insituform Technologies, Inc.(b)                                                                    34,562
         800   Insurance Auto Auctions, Inc.(b)                                                                    17,624
       1,600   Ionics, Inc.(b,c)                                                                                   70,176
       3,700   JLG Industries, Inc.(c)                                                                             65,157
       2,400   John H. Harland Company                                                                             87,360
       2,000   Kaman Corporation                                                                                   23,700
       5,200   Kansas City Southern, Inc.(b)                                                                       90,792
       2,400   Kaydon Corporation                                                                                  74,472
       1,900   Kirby Corporation(b)                                                                                83,676
       3,150   Knight Transportation, Inc.                                                                         77,490
       3,500   Labor Ready, Inc.(b)                                                                                55,440
       5,000   Landstar System, Inc.(b)                                                                           173,900
         500   Lawson Products, Inc.                                                                               24,930
       4,000   Lennox International, Inc.                                                                          79,840
       1,100   Lindsay Manufacturing Company                                                                       24,992
       1,400   Lydall, Inc.(b)                                                                                     14,770
       2,400   MagneTek, Inc.(b)                                                                                   14,568
       2,400   Manitowoc Company, Inc.                                                                             87,360
       1,700   Mercury Computer Systems, Inc.(b)                                                                   52,649
       2,700   Mesa Air Group, Inc.(b,c)                                                                           19,899
       3,230   Milacron, Inc.(b,c)                                                                                 10,239
       1,300   Mobile Mini, Inc.(b,c)                                                                              44,473
       1,850   Moog, Inc.(b)                                                                                       80,456
       3,000   Mueller Industries, Inc.                                                                            95,100
       2,700   NCO Group, Inc.(b)                                                                                  61,506
       2,200   On Assignment, Inc.(b,c)                                                                            12,100
       2,900   Oshkosh Truck Corporation                                                                          212,831
       1,000   Pre-Paid Legal Services, Inc.(c)                                                                    37,120
       2,000   PRG-Schultz International, Inc.(b,c)                                                                11,100
       2,500   Regal-Beloit Corporation(c)                                                                         75,350
       2,200   Reliance Steel & Aluminum Company                                                                   84,414
       1,000   Robbins & Myers, Inc.                                                                               22,460
       3,500   Roper Industries, Inc.                                                                             203,210
       1,900   School Specialty, Inc.(b)                                                                           73,891
       5,300   Shaw Group, Inc.(b,c)                                                                               89,093
       3,100   Simpson Manufacturing Company, Inc.                                                                111,290
       4,900   SkyWest, Inc.                                                                                       84,378
       1,400   SOURCECORP, Inc.(b)                                                                                 25,200
       5,200   Spherion Corporation(b)                                                                             40,560
       2,000   Standard Register Company                                                                           24,980
       1,000   Standex International Corporation                                                                   28,820
       2,500   Stewart & Stevenson Services, Inc.                                                                  51,100
       2,700   Teledyne Technologies, Inc.(b)                                                                      81,189
       4,700   Tetra Tech, Inc.(b)                                                                                 69,701
       1,000   Thomas Industries, Inc.                                                                             38,990
       7,500   Timken Company                                                                                     193,200
       1,900   Toro Company                                                                                       158,175
       2,400   Tredegar Corporation                                                                                40,680
       1,400   Triumph Group, Inc.(b)                                                                              49,630
       2,800   United Stationers, Inc.(b)                                                                         121,548
       1,400   Universal Forest Products, Inc.                                                                     54,782
       2,800   URS Corporation(b)                                                                                  78,988
       2,400   USF Corporation                                                                                     79,104
       1,400   Valmont Industries, Inc.                                                                            33,922
         900   Vertrue, Inc.(b,c)                                                                                  33,768
       1,900   Viad Corporation                                                                                    52,763
       1,600   Vicor Corporation                                                                                   22,320
         800   Volt Information Sciences, Inc.(b)                                                                  25,552
       2,500   Wabash National Corporation(b)                                                                      63,450
       3,950   Waste Connections, Inc.(b)                                                                         124,267
       2,000   Watsco, Inc.                                                                                        69,220
       2,800   Watson Wyatt & Company Holdings                                                                     73,472
       2,200   Watts Water Technologies, Inc.                                                                      70,510
       1,300   Wolverine Tube, Inc.(b)                                                                             15,223
         900   Woodward Governor Company                                                                           64,112
       3,994   Yellow Roadway Corporation(b)                                                                      226,140
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                7,646,680
=========================================================================================================================

Information Technology (12.9%)
-------------------------------------------------------------------------------------------------------------------------
       2,200   Actel Corporation(b)                                                                                37,202
       9,200   Adaptec, Inc.(b)                                                                                    55,200
       1,900   Advanced Energy Industries, Inc.(b,c)                                                               13,585
       6,200   Aeroflex, Inc.(b)                                                                                   59,644
       2,700   Agilysys, Inc.(c)                                                                                   45,522
       2,100   Alliance Semiconductor Corporation(b)                                                                6,300
       1,600   Altiris, Inc.(b,c)                                                                                  52,016
       2,600   Anixter International, Inc.                                                                         86,918
       2,600   ANSYS, Inc.(b)                                                                                      83,980
       2,600   ATMI, Inc.(b)                                                                                       59,098
       1,600   Audiovox Corporation(b,c)                                                                           26,240
       2,800   Avid Technology, Inc.(b)                                                                           176,540
       8,300   Axcelis Technologies, Inc.(b)                                                                       62,001
       1,000   BEI Technologies, Inc.                                                                              28,190
       1,000   Bel Fuse, Inc.                                                                                      33,190
       3,825   Belden CDT, Inc.(c)                                                                                 77,686
       2,400   Bell Microproducts, Inc.(b,c)                                                                       19,464
       3,400   Benchmark Electronics, Inc.(b)                                                                     108,698
       1,400   Black Box Corporation                                                                               65,142
       3,700   Brooks Automation, Inc.(b)                                                                          56,573
       1,100   Brooktrout, Inc.(b)                                                                                 12,694
       3,900   C-COR, Inc.(b,c)                                                                                    31,083
       2,400   CACI International, Inc.(b)                                                                        125,160
       2,600   Captaris, Inc.(b)                                                                                   12,766
       1,800   Carreker Corporation(b)                                                                             13,482
         700   Catapult Communications Corporation(b)                                                              15,610
       3,100   Checkpoint Systems, Inc.(b)                                                                         48,236
       4,500   CIBER, Inc.(b)                                                                                      37,890
       3,400   Cognex Corporation                                                                                  88,774
       2,500   Coherent, Inc.(b)                                                                                   75,000
       1,900   Cohu, Inc.                                                                                          32,053
       1,600   Concord Communications, Inc.(b)                                                                     16,512
       3,100   CTS Corporation                                                                                     41,261
       3,000   Cymer, Inc.(b,c)                                                                                    79,560
       1,300   Daktronics, Inc.(b)                                                                                 32,396
       1,900   Digi International, Inc.(b)                                                                         28,291
       2,900   Digital Insight Corporation(b,c)                                                                    48,198
       1,500   Dionex Corporation(b)                                                                               88,785
       2,300   DSP Group, Inc.(b)                                                                                  57,063
       1,300   DuPont Photomasks, Inc.(b)                                                                          34,541
       4,000   eFunds Corporation(b)                                                                               89,200
       2,400   Electro Scientific Industries, Inc.(b)                                                              42,408
       1,200   EPIQ Systems, Inc.(b,c)                                                                             17,532
       2,600   ESS Technology, Inc.(b,c)                                                                           15,730
       3,500   Exar Corporation(b)                                                                                 50,295
       1,600   FactSet Research Systems, Inc.                                                                      85,440
       2,100   FEI Company(b)                                                                                      42,336
       3,300   FileNet Corporation(b)                                                                              73,755
       2,100   FindWhat.com(b,c)                                                                                   33,390
       2,800   FLIR Systems, Inc.(b)                                                                              170,660
       1,700   Gerber Scientific, Inc.(b)                                                                          12,274
       1,900   Global Imaging Systems, Inc.(b)                                                                     68,001
       2,640   Global Payments, Inc.(c)                                                                           151,246
       6,000   Harmonic, Inc.(b,c)                                                                                 68,400
       2,200   Helix Technology Corporation                                                                        32,274
       2,100   Hutchinson Technology, Inc.(b,c)                                                                    74,130
       3,200   Hyperion Solutions Corporation(b)                                                                  153,728
       1,700   Inter-Tel, Inc.                                                                                     45,033
       3,300   Internet Security Systems, Inc.(b)                                                                  73,755
       1,444   Intrado, Inc.(b,c)                                                                                  19,407
       1,600   J2 Global Communication, Inc.(b,c)                                                                  51,968
       2,500   JDA Software Group, Inc.(b)                                                                         30,050
       1,200   Keithley Instruments, Inc.                                                                          20,472
       5,900   Kopin Corporation(b,c)                                                                              21,889
       2,550   Kronos, Inc.(b)                                                                                    137,114
       4,200   Kulicke and Soffa Industries, Inc.(b,c)                                                             28,014
       1,800   Littelfuse, Inc.(b)                                                                                 57,294
       2,500   Manhattan Associates, Inc.(b)                                                                       54,875
       1,500   ManTech International Corporation(b)                                                                32,325
       1,800   MapInfo Corporation(b)                                                                              23,148
       1,600   MAXIMUS, Inc.(b)                                                                                    48,128
       3,000   Methode Electronics, Inc.                                                                           37,590
       1,500   MICROS Systems, Inc.(b)                                                                            104,850
       4,900   Microsemi Corporation(b)                                                                            75,607
       1,800   MRO Software, Inc.(b)                                                                               23,058
       1,700   MTS Systems Corporation                                                                             60,571
       3,400   Napster, Inc.(b,c)                                                                                  29,410
       2,100   Network Equipment Technologies, Inc.(b)                                                             16,485
       2,500   NYFIX, Inc.(b,c)                                                                                    12,425
       1,500   Park Electrochemical Corporation                                                                    29,325
       3,000   Paxar Corporation(b)                                                                                71,550
       1,600   PC TEL, Inc.(b)                                                                                     12,320
       1,600   Pegasus Solutions, Inc.(b,c)                                                                        19,168
       2,300   Pericom Semiconductor Corporation(b)                                                                19,297
       2,100   Phoenix Technologies, Ltd.(b)                                                                       16,989
       1,400   Photon Dynamics, Inc(b,c)                                                                           30,226
       2,700   Photronics, Inc.(b)                                                                                 40,500
       5,700   Pinnacle Systems, Inc.(b)                                                                           24,396
       1,300   Planar Systems, Inc.(b,c)                                                                           11,791
       2,600   Power Integrations, Inc.(b)                                                                         47,580
       3,100   Progress Software Corporation(b)                                                                    66,774
       1,800   Radiant Systems, Inc.(b)                                                                            10,800
       1,600   RadiSys Corporation(b,c)                                                                            27,920
       1,400   Rogers Corporation(b)                                                                               59,528
       1,200   Rudolph Technologies, Inc.(b)                                                                       18,900
       1,400   SBS Technologies, Inc.(b)                                                                           18,242
       1,000   ScanSource, Inc.(b)                                                                                 64,270
       2,300   SERENA Software, Inc.(b,c)                                                                          49,450
      13,000   Skyworks Solutions, Inc.(b,c)                                                                       98,670
       1,600   Sonic Solutions, Inc.(b,c)                                                                          28,496
       1,300   SPSS, Inc.(b)                                                                                       20,735
       1,600   Standard Microsystems Corporation(b)                                                                25,360
       1,000   StarTek, Inc.(c)                                                                                    25,000
       1,200   Supertex, Inc.(b)                                                                                   22,908
       3,750   Symmetricom, Inc.(b)                                                                                36,488
       2,100   Synaptics, Inc.(b,c)                                                                                77,847
       3,700   Take-Two Interactive Software, Inc.(b,c)                                                           130,425
       1,200   TALX Corporation                                                                                    42,108
       3,300   Technitrol, Inc.(b)                                                                                 58,542
       3,200   THQ, Inc.(b,c)                                                                                      71,200
       1,200   Tollgrade Communications, Inc.(b)                                                                   12,336
       4,250   Trimble Navigation, Ltd.(b)                                                                        151,130
       1,900   Ultratech, Inc.(b)                                                                                  28,139
       3,000   Varian Semiconductor Equipment Associates, Inc.(b)                                                 102,840
       2,200   Veeco Instruments, Inc.(b,c)                                                                        38,478
       3,200   Verity, Inc.(b,c)                                                                                   38,624
       1,700   ViaSat, Inc.(b)                                                                                     37,842
       2,600   WebEx Communications, Inc.(b,c)                                                                     52,260
       1,900   Websense, Inc.(b)                                                                                  102,030
       1,600   X-Rite, Inc.                                                                                        24,368
       2,300   Zix Corporation(b,c)                                                                                 8,579
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     6,130,242
=========================================================================================================================

Materials (5.3%)
-------------------------------------------------------------------------------------------------------------------------
       2,600   A. Schulman, Inc.                                                                                   45,994
         900   A.M. Castle & Company(b)                                                                            12,132
       1,996   Aleris International, Inc.(b,c)                                                                     33,493
       1,900   AMCOL International Corporation                                                                     41,249
       2,900   AptarGroup, Inc.                                                                                   140,621
       2,000   Arch Chemicals, Inc.                                                                                55,080
       1,700   Brush Engineered Materials, Inc.(b)                                                                 29,325
       2,500   Buckeye Technologies, Inc.(b)                                                                       32,150
       2,200   Cambrex Corporation                                                                                 49,082
       2,400   Caraustar Industries, Inc.(b)                                                                       32,400
       2,000   Carpenter Technology Corporation                                                                   122,520
       1,900   Century Aluminum Company(b)                                                                         47,348
       1,700   Chesapeake Corporation                                                                              41,259
       1,800   Cleveland-Cliffs, Inc.(c)                                                                          117,864
       4,900   Commercial Metals Company                                                                          141,610
       1,100   Deltic Timber Corporation                                                                           44,649
       2,524   Florida Rock Industries, Inc.                                                                      157,624
       2,800   Georgia Gulf Corporation                                                                           143,192
       2,400   H.B. Fuller Company                                                                                 64,008
       2,800   Headwaters, Inc.(b,c)                                                                               89,040
       2,100   MacDermid, Inc.                                                                                     67,494
       6,300   Massey Energy Company(c)                                                                           238,959
       1,100   Material Sciences Corporation(b)                                                                    16,731
       2,598   Myers Industries, Inc.                                                                              33,618
       1,300   Neenah Paper, Inc.(b,c)                                                                             41,457
       2,300   OM Group, Inc.(b)                                                                                   74,566
       3,400   OMNOVA Solutions, Inc.(b)                                                                           16,898
         800   Penford Corporation                                                                                 11,632
       7,600   PolyOne Corporation(b)                                                                              65,740
       1,400   Pope & Talbot, Inc.                                                                                 21,182
         900   Quaker Chemical Corporation                                                                         20,610
       2,050   Quanex Corporation(c)                                                                              108,076
       2,600   Rock-Tenn Company                                                                                   36,062
       1,900   RTI International Metals, Inc.(b)                                                                   46,360
       2,100   Ryerson Tull, Inc.(c)                                                                               27,867
       1,300   Schweitzer-Mauduit International, Inc.                                                              43,602
       1,000   Steel Technologies, Inc.(c)                                                                         29,360
       1,800   Texas Industries, Inc.                                                                             114,372
       4,400   Wausau-Mosinee Paper Corporation                                                                    65,208
       2,700   Wellman, Inc.(c)                                                                                    28,350
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  2,548,784
=========================================================================================================================

Technology (0.1%)
-------------------------------------------------------------------------------------------------------------------------
       1,700   Itron, Inc.(b)                                                                                      39,185
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                    39,185
=========================================================================================================================

Telecommunications Services (0.3%)
-------------------------------------------------------------------------------------------------------------------------
       1,500   Boston Communications Group, Inc.(b)                                                                11,595
       1,800   Commonwealth Telephone Enterprises,
               Inc.(b)                                                                                             86,112
       4,000   General Communication, Inc.(b)                                                                      39,920
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  137,627
=========================================================================================================================

Utilities (3.7%)
-------------------------------------------------------------------------------------------------------------------------
       2,500   ALLETE, Inc.                                                                                       103,425
       1,400   American States Water Company                                                                       36,330
       6,400   Atmos Energy Corporation                                                                           177,280
       4,100   Avista Corporation                                                                                  72,447
       1,000   Cascade Natural Gas Corporation(c)                                                                  20,440
       1,100   Central Vermont Public Service Corporation                                                          25,410
       1,400   CH Energy Group, Inc.(c)                                                                            66,220
       4,100   Cleco Corporation                                                                                   80,893
       4,000   El Paso Electric Company(b)                                                                         77,760
       3,100   Energen Corporation                                                                                181,784
         500   Green Mountain Power Corporation                                                                    14,500
       1,800   Laclede Group, Inc.                                                                                 54,540
       2,400   New Jersey Resources Corporation                                                                   105,240
       2,300   Northwest Natural Gas Company                                                                       78,085
       6,500   Piedmont Natural Gas Company, Inc.(c)                                                              150,995
       5,663   Southern Union Company(b,d)                                                                        132,065
       3,100   Southwest Gas Corporation(d)                                                                        78,647
       4,300   UGI Corporation                                                                                    179,181
       1,100   UIL Holdings Corporation                                                                            54,285
       2,900   UniSource Energy Corporation(c)                                                                     88,450
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,777,977
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $29,700,954)                                                           39,915,611
=========================================================================================================================

   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (13.3%)         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   6,317,880   Thrivent Financial Securities Lending
               Trust                                                            2.400%              N/A        $6,317,880
      $3,265   U.S. Treasury Bills                                        Zero Coupon         3/24/2005             3,255
           3   U.S. Treasury Bonds                                              11.25         2/15/2015                 5
         140   U.S. Treasury Bonds                                               9.25         2/15/2016               207
          79   U.S. Treasury Bonds                                               8.75         8/15/2020               119
          58   U.S. Treasury Bonds                                               6.25         8/15/2023                72
         213   U.S. Treasury Bonds                                               6.75         8/15/2026               280
       1,170   U.S. Treasury Bonds                                               5.25        11/15/2028             1,279
         242   U.S. Treasury Bonds                                              6.125         8/15/2029               300
         201   U.S. Treasury Notes                                              1.625         4/30/2005               202
         524   U.S. Treasury Notes                                              4.875         2/15/2012               566
       2,368   U.S. Treasury Notes                                              1.875         7/15/2013             2,532
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $6,326,697)                                                                         6,326,697
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (3.0%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $210,000   Federal National Mortgage Association                            2.076%         2/1/2005          $210,000
   1,241,767   Thrivent Money Market Fund(d)                                    1.950               N/A         1,241,767
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 1,451,767
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $37,479,418)                                                           $47,694,075
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At January 31, 2005, $67,200 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition, 5,590 shares in Southern Union Company common stock valued at $130,366, 3,029 shares in Southwest Gas Corporation common stock valued at $76,849 and $1,241,767 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                               Notional
                                     Number of     Expiration                                  Principal      Unrealized
Type                                 Contracts        Date       Position        Value          Amount        Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------------
Russell 2000 Mini Futures              24          March 2005      Long        $1,500,840     $1,491,668        $9,172


(e) The interest rate shown reflects the coupon rate, yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)






[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Mid Cap Growth Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Mid Cap Growth Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (86.2%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (16.2%)
-------------------------------------------------------------------------------------------------------------------------
       8,400   Abercrombie & Fitch Company                                                                       $421,008
      18,600   Advance Auto Parts, Inc.(b)                                                                        801,660
      15,700   American Eagle Outfitters, Inc.                                                                    797,560
      48,300   Applebee's International, Inc.                                                                   1,345,638
      29,600   Autoliv, Inc.                                                                                    1,395,640
      24,360   Bed Bath & Beyond, Inc.(b)                                                                         981,464
     102,500   Blockbuster, Inc.(c)                                                                               938,900
      14,000   Brunswick Corporation                                                                              645,680
      63,000   Cheesecake Factory, Inc.(b)                                                                      2,039,310
      34,250   Chico's FAS, Inc.(b)                                                                             1,804,290
      23,400   Citadel Broadcasting Company(b)                                                                    327,834
      53,700   Coach, Inc.(b)                                                                                   3,012,574
      12,100   D.R. Horton, Inc.                                                                                  481,338
      65,000   Dollar General Corporation                                                                       1,313,650
      12,280   Dollar Tree Stores, Inc.(b)                                                                        334,384
       8,400   DreamWorks Animation SKG, Inc.(b)                                                                  296,772
       8,500   E.W. Scripps Company                                                                               394,060
      12,900   EchoStar Communications Corporation                                                                393,579
      11,800   Foot Locker, Inc.                                                                                  317,656
      16,800   Fossil, Inc.(b)                                                                                    468,720
      25,100   Gentex Corporation(c)                                                                              849,133
      27,500   Getty Images, Inc.(b)                                                                            1,916,750
      33,000   GTECH Holdings Corporation                                                                         771,540
      19,000   Harman International Industries, Inc.                                                            2,311,350
       5,500   Harrah's Entertainment, Inc.                                                                       347,820
      69,800   Hilton Hotels Corporation                                                                        1,553,050
      25,100   International Game Technology                                                                      785,630
      39,800   Lamar Advertising Company(b)                                                                     1,710,604
       6,200   Lennar Corporation                                                                                 350,114
      10,800   Marriott International, Inc.                                                                       682,344
      19,850   Marvel Enterprises, Inc.(b,c)                                                                      354,521
      10,100   MGM MIRAGE(b)                                                                                      725,281
      25,900   Michaels Stores, Inc.                                                                              796,425
      26,000   Nordstrom, Inc.                                                                                  1,254,500
       9,600   P.F. Chang's China Bistro, Inc.(b,c)                                                               533,664
      10,400   Panera Bread Company(b)                                                                            530,400
      39,100   PETCO Animal Supplies, Inc.(b)                                                                   1,484,627
      48,400   PETsMART, Inc.                                                                                   1,463,132
      20,500   Pulte Homes, Inc.                                                                                1,354,640
      69,200   Radio One, Inc.(b,c)                                                                             1,086,440
      37,100   RadioShack Corporation                                                                           1,228,752
      48,300   Royal Caribbean Cruises, Ltd.(c)                                                                 2,559,900
      65,800   Saks, Inc.                                                                                         936,334
      30,300   Staples, Inc.                                                                                      992,022
      16,900   Starbucks Corporation(b)                                                                           912,600
      25,200   Starwood Hotels & Resorts Worldwide, Inc.                                                        1,458,828
      24,200   Station Casinos, Inc.                                                                            1,488,300
      13,700   Tiffany & Company                                                                                  430,591
      49,600   TJX Companies, Inc.                                                                              1,241,984
       6,000   Toll Brothers, Inc.(b,c)                                                                           468,420
      22,835   Univision Communications, Inc.(b)                                                                  623,624
      20,600   Urban Outfitters, Inc.(b)                                                                          866,642
      43,500   Warnaco Group, Inc.(b)                                                                             940,035
       8,400   Weight Watchers International, Inc.(b,c)                                                           393,624
      13,800   Westwood One, Inc.(b)                                                                              333,270
      38,600   Williams-Sonoma, Inc.(b)                                                                         1,335,560
       9,100   Wynn Resorts, Ltd.(b,c)                                                                            596,596
      37,600   XM Satellite Radio Holdings, Inc.(b,c)                                                           1,199,816
      11,200   Yum! Brands, Inc.                                                                                  519,120
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    57,899,700
=========================================================================================================================

Consumer Staples (2.7%)
-------------------------------------------------------------------------------------------------------------------------
      12,300   Alberto-Culver Company                                                                             667,275
      18,600   American Italian Pasta Company(c)                                                                  504,060
       7,400   Clorox Company                                                                                     439,708
      10,900   Coca-Cola Bottling Company Consolidated(c)                                                         583,804
      30,900   Constellation Brands, Inc.(b)                                                                    1,604,328
      23,600   Energizer Holdings, Inc.(b,c)                                                                    1,335,996
      12,400   Estee Lauder Companies, Inc.                                                                       559,736
      25,700   Ralcorp Holdings, Inc.                                                                           1,130,800
      25,400   United Natural Foods, Inc.(b)                                                                      802,894
       8,850   Whole Foods Market, Inc.                                                                           791,367
      14,300   William Wrigley Jr. Company                                                                      1,006,577
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           9,426,545
=========================================================================================================================

Energy (6.0%)
-------------------------------------------------------------------------------------------------------------------------
       8,920   Apache Corporation                                                                                 485,426
       9,700   Baker Hughes, Inc.                                                                                 420,010
      50,620   BJ Services Company                                                                              2,432,291
      36,200   Chesapeake Energy Corporation                                                                      636,034
       6,200   Cooper Cameron Corporation(b)                                                                      349,742
      97,000   El Paso Corporation                                                                              1,054,390
      37,700   ENSCO International, Inc.                                                                        1,290,471
      14,100   EOG Resources, Inc.                                                                              1,046,925
       6,300   Murphy Oil Corporation                                                                             562,464
      30,700   Nabors Industries, Ltd.(b)                                                                       1,547,280
      18,500   National-Oilwell, Inc.(b,c)                                                                        682,280
      23,000   Newfield Exploration Company(b)                                                                  1,407,600
       9,400   Noble Corporation(b)                                                                               501,490
      40,800   Patterson-UTI Energy, Inc.                                                                         793,560
      24,400   Quicksilver Resources, Inc.(b,c)                                                                 1,084,092
      22,420   Smith International, Inc.(b)                                                                     1,327,264
      28,000   Teekay Shipping Corporation(c)                                                                   1,242,360
      23,900   Ultra Petroleum Corporation(b,c)                                                                 1,231,567
       6,700   Weatherford International, Ltd.(b)                                                                 363,609
      74,200   Williams Companies, Inc.                                                                         1,247,302
      50,482   XTO Energy, Inc.                                                                                 1,812,809
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    21,518,966
=========================================================================================================================

Financials (7.5%)
-------------------------------------------------------------------------------------------------------------------------
       8,299   Affiliated Managers Group, Inc.(b,c)                                                               526,240
       7,250   Ambac Financial Group, Inc.                                                                        557,380
      30,000   American Capital Strategies, Ltd.(c)                                                             1,020,000
      81,100   Ameritrade Holding Corporation(b)                                                                1,048,623
      60,850   Apollo Investment Corporation                                                                    1,033,842
      11,700   Bear Stearns Companies, Inc.                                                                     1,182,402
      21,900   CapitalSource, Inc.(b,c)                                                                           517,059
       4,300   Chicago Mercantile Exchange Holdings(c)                                                            922,350
      14,000   CIT Group, Inc.                                                                                    565,180
       5,900   City National Corporation                                                                          411,761
       9,500   Cullen/Frost Bankers, Inc.                                                                         446,120
      14,350   Dollar Financial Corporation(b)                                                                    229,600
      14,700   Doral Financial Corporation                                                                        635,775
      65,300   E*TRADE Financial Corporation(b)                                                                   897,875
      12,700   East West Bancorp, Inc.                                                                            494,538
      20,200   Eaton Vance Corporation                                                                            505,606
      14,675   First Financial Bankshares, Inc.(c)                                                                674,463
       8,600   First Marblehead Corporation(b)                                                                    545,200
      45,500   Investors Financial Services
               Corporation(c)                                                                                   2,293,655
      18,800   Jefferson-Pilot Corporation                                                                        938,120
      21,950   Legg Mason, Inc.                                                                                 1,695,198
      17,100   Main Street Banks, Inc.(c)                                                                         557,973
      24,600   MB Financial, Inc.(c)                                                                              976,374
       6,200   Moody's Corporation                                                                                519,436
      18,000   North Fork Bancorporation, Inc.                                                                    516,600
       5,400   PartnerRe, Ltd.                                                                                    342,198
      20,800   Piper Jaffray Companies(b)                                                                         823,264
      42,500   Providian Financial Corporation(b)                                                                 708,900
      59,800   Sovereign Bancorp, Inc.                                                                          1,359,852
      18,500   T. Rowe Price Group, Inc.                                                                        1,107,225
      11,400   Willis Group Holdings, Ltd.                                                                        440,952
      19,800   Wintrust Financial Corporation                                                                   1,098,504
      19,300   Zions Bancorporation                                                                             1,308,926
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                26,901,191
=========================================================================================================================

Health Care (18.2%)
-------------------------------------------------------------------------------------------------------------------------
       7,700   Aetna, Inc.                                                                                        978,285
       9,000   Allergan, Inc.                                                                                     683,550
      24,900   American Medical Systems Holdings, Inc.(b)                                                         977,823
      49,000   Amylin Pharmaceuticals, Inc.(b,c)                                                                1,098,090
      23,950   Barr Pharmaceuticals, Inc.(b)                                                                    1,138,822
      17,600   Bausch & Lomb, Inc.                                                                              1,282,864
       4,300   Beckman Coulter, Inc.                                                                              288,100
      10,270   Biogen Idec, Inc.(b)                                                                               667,139
      23,357   Biomet, Inc.                                                                                       992,205
      56,200   Bruker BioSciences Corporation(b)                                                                  202,601
      23,800   C.R. Bard, Inc.                                                                                  1,613,640
     107,100   Caliper Life Sciences, Inc.(b,c)                                                                   807,534
      41,094   Caremark Rx, Inc.(b)                                                                             1,606,775
      33,900   Celgene Corporation(b)                                                                             926,826
       9,300   Cephalon, Inc.(b,c)                                                                                457,560
      16,900   Charles River Laboratories International,
               Inc.(b)                                                                                            800,722
      26,100   Community Health Systems, Inc.(b)                                                                  756,378
       8,400   Cooper Companies, Inc.                                                                             644,280
      17,600   Covance, Inc.(b)                                                                                   748,000
      18,950   Coventry Health Care, Inc.(b)                                                                    1,078,255
      36,300   Cyberonics, Inc.(b,c)                                                                              913,671
      38,100   Cytyc Corporation(b)                                                                               954,405
      21,900   Dade Behring Holdings, Inc.(b)                                                                   1,251,585
      15,750   DaVita, Inc.(b)                                                                                    660,870
      10,000   Dentsply International, Inc.                                                                       560,700
      40,600   DJ Orthopedics, Inc.(b)                                                                            980,490
      18,700   Elan Corporation plc ADR(b,c)                                                                      503,591
      19,500   Endo Pharmaceutical Holdings, Inc.(b)                                                              409,695
       6,200   Express Scripts, Inc.(b)                                                                           459,978
      29,200   Fisher Scientific International, Inc.(b)                                                         1,843,980
      14,400   Foxhollow Technologies, Inc.(b,c)                                                                  406,080
      12,300   Gen-Probe, Inc.(b)                                                                                 600,363
      25,700   Genzyme Corporation(b)                                                                           1,495,997
      76,000   Geron Corporation(b,c)                                                                             616,360
      41,900   Gilead Sciences, Inc.(b)                                                                         1,386,890
      20,150   Health Management Associates, Inc.(c)                                                              444,912
      35,400   Health Net, Inc.(b)                                                                              1,029,786
      21,300   Henry Schein, Inc.(b)                                                                            1,449,678
       7,300   ImClone Systems, Inc.(b)                                                                           306,235
      50,500   IMS Health, Inc.                                                                                 1,180,690
      25,300   INAMED Corporation(b)                                                                            1,750,760
      48,300   Incyte Corporation(b,c)                                                                            432,768
      29,300   Invitrogen Corporation(b)                                                                        2,013,203
      34,225   IVAX Corporation(b)                                                                                514,402
      19,600   Kinetic Concepts, Inc.(b)                                                                        1,274,000
      14,100   Laboratory Corporation of America
               Holdings(b)                                                                                        674,685
      16,800   Manor Care, Inc.                                                                                   580,440
       9,200   Martek Biosciences Corporation(b,c)                                                                485,944
      23,800   Medco Health Solutions, Inc.(b)                                                                  1,013,166
      22,100   Medicis Pharmaceutical Corporation                                                                 797,810
      18,700   MedImmune, Inc.(b)                                                                                 442,348
      14,200   MGI Pharma, Inc.(b,c)                                                                              322,198
      11,000   Millipore Corporation(b)                                                                           478,830
      10,800   Neurocrine Biosciences, Inc.(b)                                                                    494,100
      16,500   Omnicare, Inc.                                                                                     507,375
       7,400   OSI Pharmaceuticals, Inc.(b)                                                                       481,740
      17,900   PacifiCare Health Systems, Inc.(b)                                                               1,101,387
      15,700   Patterson Companies, Inc.(b,c)                                                                     731,306
      18,100   PerkinElmer, Inc.                                                                                  416,119
      66,400   Protein Design Labs, Inc.(b)                                                                     1,339,288
      17,400   Quest Diagnostics, Inc.                                                                          1,658,220
       9,100   Renal Care Group, Inc.(b)                                                                          347,256
       7,700   ResMed, Inc.(b,c)                                                                                  395,010
      12,400   Sepracor, Inc.(b,c)                                                                                709,032
      28,000   St. Jude Medical, Inc.(b)                                                                        1,099,840
       7,000   Stryker Corporation                                                                                343,980
       8,400   Taro Pharmaceutical Industries, Ltd.(b,c)                                                          252,336
       8,600   Techne Corporation(b)                                                                              299,882
      90,500   Tenet Healthcare Corporation(b)                                                                    898,665
      45,400   Tercica, Inc.(b,c)                                                                                 352,758
      17,100   Thermo Electron Corporation(b)                                                                     511,974
      16,400   Triad Hospitals, Inc.(b)                                                                           667,316
      29,400   Trimeris, Inc.(b,c)                                                                                353,388
      43,600   Valeant Pharmaceuticals International(c)                                                         1,088,692
      33,500   Varian Medical Systems, Inc.(b)                                                                  1,263,955
      27,000   Waters Corporation(b)                                                                            1,325,160
      31,300   Wellcare Health Plans, Inc.(b)                                                                   1,101,760
       5,803   WellPoint, Inc.(b)                                                                                 705,064
       6,300   Zimmer Holdings, Inc.(b)                                                                           496,755
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               64,928,317
=========================================================================================================================

Industrials (10.0%)
-------------------------------------------------------------------------------------------------------------------------
       7,450   Alliant Techsystems, Inc.(b)                                                                       496,021
      38,300   American Standard Companies, Inc.(b)                                                             1,533,532
       7,341   Apollo Group, Inc.(b)                                                                              573,993
      21,500   C.H. Robinson Worldwide, Inc.                                                                    1,107,250
      12,800   Career Education Corporation(b)                                                                    515,712
      17,500   Cendant Corporation                                                                                412,125
      26,200   ChoicePoint, Inc.(b)                                                                             1,205,200
      34,700   Cintas Corporation                                                                               1,509,450
      22,800   CNF, Inc.                                                                                        1,069,548
      33,300   Corporate Executive Board Company                                                                2,127,870
      17,800   CUNO, Inc.(b)                                                                                    1,022,254
      14,500   Danaher Corporation                                                                                795,760
       7,700   Dun & Bradstreet Corporation(b)                                                                    447,370
      35,100   Dycom Industries, Inc.(b)                                                                          951,912
      18,800   Eaton Corporation                                                                                1,278,212
      12,000   Education Management Corporation(b)                                                                383,280
      43,220   Expeditors International of Washington, Inc.                                                     2,426,371
      17,300   Fastenal Company(c)                                                                              1,040,249
      12,200   Hughes Supply, Inc.                                                                                370,636
      10,000   ITT Industries, Inc.                                                                               852,900
      10,300   Jacobs Engineering Group, Inc.(b)                                                                  523,137
      14,600   JB Hunt Transport Services, Inc.                                                                   644,152
      54,000   JetBlue Airways Corporation(b,c)                                                                 1,068,660
      38,400   Joy Global, Inc.                                                                                 1,072,512
      19,900   L-3 Communications Holdings, Inc.                                                                1,421,059
      22,000   Manitowoc Company, Inc.                                                                            800,800
      25,900   Manpower, Inc.                                                                                   1,260,035
      65,600   Monster Worldwide, Inc.(b)                                                                       2,052,624
      22,900   MSC Industrial Direct Company, Inc.                                                                792,798
      51,700   Northwest Airlines Corporation(b,c)                                                                382,063
      13,400   Parker-Hannifin Corporation                                                                        873,144
      13,700   Pentair, Inc.                                                                                      607,184
       6,400   Precision Castparts Corporation                                                                    449,920
      24,500   Robert Half International, Inc.                                                                    743,330
      19,100   Rockwell Automation, Inc.                                                                        1,082,015
      13,800   Rockwell Collins, Inc.                                                                             592,020
       7,700   Roper Industries, Inc.                                                                             447,062
      18,100   Stericycle, Inc.(b)                                                                                930,883
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               35,863,043
=========================================================================================================================

Information Technology (21.2%)
-------------------------------------------------------------------------------------------------------------------------
      21,200   Activision, Inc.(b)                                                                                479,120
      25,500   Adobe Systems, Inc.                                                                              1,450,950
      14,400   Affiliated Computer Services, Inc.(b)                                                              780,336
      24,000   Akamai Technologies, Inc.(b,c)                                                                     314,400
      29,300   Alliance Data Systems Corporation(b)                                                             1,272,206
      39,600   Altera Corporation(b)                                                                              760,320
      69,400   Amdocs, Ltd.(b)                                                                                  2,064,650
      17,200   Amphenol Corporation(b)                                                                            676,476
      22,300   Apple Computer, Inc.(b)                                                                          1,714,870
      27,900   Ask Jeeves, Inc.(b,c)                                                                              791,244
      19,700   ASML Holding NV ADR(b)                                                                             323,671
      26,100   ATI Technologies, Inc.(b)                                                                          452,313
      64,200   AudioCodes, Ltd.(b)                                                                                980,334
      38,200   Autodesk, Inc.                                                                                   1,121,934
      61,000   Avaya, Inc.(b)                                                                                     875,350
       9,100   Avid Technology, Inc.(b)                                                                           573,755
      80,900   Axcelis Technologies, Inc.(b,c)                                                                    604,323
      83,300   Borland Software Corporation(b,c)                                                                  714,714
      30,500   Broadcom Corporation(b)                                                                            970,815
      41,300   Business Objects SA ADR(b,c)                                                                     1,007,307
      13,700   CDW Corporation                                                                                    801,450
      22,200   CheckFree Corporation(b)                                                                           865,800
      32,400   Citrix Systems, Inc.(b)                                                                            694,980
     118,700   CNET Networks, Inc.(b)                                                                           1,305,700
       3,150   Cogent, Inc.(b)                                                                                     95,445
      38,876   Cognizant Technology Solutions
               Corporation(b)                                                                                   1,473,400
      41,000   Cognos, Inc.(b)                                                                                  1,696,170
      64,400   Comverse Technology, Inc.(b)                                                                     1,439,340
      29,800   Corning, Inc.(b)                                                                                   326,012
       8,600   Diebold, Inc.                                                                                      463,024
      16,600   DST Systems, Inc.(b)                                                                               804,768
      15,100   Electronic Arts, Inc.(b)                                                                           971,534
      13,200   Equinix, Inc.(b,c)                                                                                 553,608
       7,700   F5 Networks, Inc.(b)                                                                               369,138
      23,850   Fiserv, Inc.(b)                                                                                    912,262
      32,700   Flextronics International, Ltd.(b)                                                                 462,705
       9,700   FLIR Systems, Inc.(b)                                                                              591,215
      12,000   Global Payments, Inc.                                                                              687,480
      11,400   Harris Corporation                                                                                 738,378
      12,700   Hyperion Solutions Corporation(b)                                                                  610,108
      18,800   Integrated Circuit Systems, Inc.(b)                                                                357,200
      11,800   International Rectifier Corporation(b)                                                             461,970
      22,600   Intersil Corporation                                                                               335,158
      40,900   Interwoven, Inc.(b)                                                                                372,599
      16,600   Intuit, Inc.(b)                                                                                    647,400
      13,350   Iron Mountain, Inc.(b)                                                                             376,470
      31,800   Jabil Circuit, Inc.(b)                                                                             749,526
      65,336   Juniper Networks, Inc.(b)                                                                        1,641,894
      42,680   KLA-Tencor Corporation(b)                                                                        1,973,950
      69,500   Lam Research Corporation(b)                                                                      1,859,820
      10,000   Lexmark International, Inc.(b)                                                                     833,500
      23,900   Linear Technology Corporation                                                                      901,986
      16,500   Macromedia, Inc.(b)                                                                                564,960
      43,900   Marvell Technology Group, Ltd.(b)                                                                1,468,455
      37,600   McAfee, Inc.(b)                                                                                    971,960
      29,900   Mercury Interactive Corporation(b)                                                               1,308,723
      79,310   Microchip Technology, Inc.                                                                       2,066,026
      23,100   National Semiconductor Corporation                                                                 391,083
      17,100   NAVTEQ Corporation(b)                                                                              654,759
      17,400   NCR Corporation(b)                                                                                 594,732
      71,800   Network Appliance, Inc.(b)                                                                       2,286,112
      18,600   NICE Systems, Ltd.(b,c)                                                                            563,952
      25,130   Novellus Systems, Inc.(b)                                                                          657,150
      28,400   NVIDIA Corporation(b)                                                                              650,928
      77,000   ON Semiconductor Corporation(b,c)                                                                  281,820
      64,000   Openwave Systems, Inc.(b,c)                                                                        871,680
       9,100   PalmOne, Inc.(b,c)                                                                                 235,462
      14,300   Paychex, Inc.                                                                                      436,007
      44,000   PMC-Sierra, Inc.(b)                                                                                452,320
      20,700   Polycom, Inc.(b)                                                                                   357,696
      15,200   QLogic Corporation(b)                                                                              581,856
      50,400   RealNetworks, Inc.(b,c)                                                                            305,928
      89,400   Red Hat, Inc.(b,c)                                                                                 969,990
       9,400   Research in Motion, Ltd.(b)                                                                        670,126
      27,100   SanDisk Corporation(b)                                                                             669,370
      56,500   Seachange International, Inc.(b,c)                                                                 927,730
      58,900   Seagate Technology(b)                                                                              996,588
      14,500   Semtech Corporation(b)                                                                             266,510
      12,500   Silicon Laboratories, Inc.(b,c)                                                                    426,250
     101,500   Skyworks Solutions, Inc.(b,c)                                                                      770,385
     169,800   Sonus Networks, Inc.(b)                                                                          1,040,874
      19,960   SunGard Data Systems, Inc.(b)                                                                      536,724
      50,000   Symantec Corporation(b)                                                                          1,167,500
      76,900   Symbol Technologies, Inc.                                                                        1,407,270
      60,600   Synopsys, Inc.(b)                                                                                1,030,200
       8,900   Tessera Technologies, Inc.(b)                                                                      346,210
      49,100   TIBCO Software, Inc.(b)                                                                            539,609
      42,700   VeriSign, Inc.(b)                                                                                1,103,368
      33,800   VERITAS Software Corporation(b)                                                                    869,336
      43,900   ViaSat, Inc.(b,c)                                                                                  977,214
      16,700   Xilinx, Inc.                                                                                       487,473
      14,450   Zebra Technologies Corporation(b)                                                                  735,938
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    75,943,352
=========================================================================================================================

Materials (2.4%)
-------------------------------------------------------------------------------------------------------------------------
      11,800   Ball Corporation                                                                                   504,096
      28,300   CONSOL Energy, Inc.                                                                              1,193,977
      79,800   Crown Holdings, Inc.(b)                                                                          1,076,502
      35,300   Ecolab, Inc.                                                                                     1,187,845
      10,900   Freeport-McMoRan Copper & Gold, Inc.(c)                                                            401,229
      20,500   Martin Marietta Materials, Inc.                                                                  1,107,410
      23,200   Nucor Corporation                                                                                1,302,912
      13,000   Peabody Energy Corporation                                                                       1,101,750
       5,800   Phelps Dodge Corporation                                                                           558,540
      17,700   Smurfit-Stone Container Corporation(b)                                                             266,208
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  8,700,469
=========================================================================================================================

Telecommunications Services (1.7%)
-------------------------------------------------------------------------------------------------------------------------
      23,400   American Tower Corporation(b)                                                                      424,008
      23,600   Crown Castle International Corporation(b)                                                          387,040
     116,900   Nextel Partners, Inc.(b,c)                                                                       2,325,141
      40,300   NII Holdings, Inc.(b,c)                                                                          2,168,140
      14,700   Western Wireless Corporation(b,c)                                                                  555,366
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                5,859,695
=========================================================================================================================

Utilities (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      80,600   AES Corporation(b)                                                                               1,132,430
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,132,430
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $279,650,369)                                                         308,173,708
=========================================================================================================================

   Principal
      Amount   Long-Term Fixed Income(d)                                Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
         $57   TIMCO Aviation Services, Inc.(e)                                 8.000%         1/2/2007                $0
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $58)                                                                  0
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (12.2%)         Interest Rate(f)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  43,791,498   Thrivent Financial Securities Lending Trust                      2.400               N/A       $43,791,498
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $43,791,498)                                                                       43,791,498
=========================================================================================================================

      Shares   Short-Term Investments (1.6%)                         Interest Rate(f)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   5,855,665   Thrivent Money Market Fund                                       1.950%              N/A        $5,855,665
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 5,855,665
=========================================================================================================================
               Total Investments (cost $329,297,590)                                                         $357,820,871
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Mid Cap Growth
    Fund.

(e) Security is fair valued.

(f) The interest rate shown reflects the yield.

(g) Miscellaneous footnote:
    ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S.
    depository bank.


The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)






[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Mid Cap Stock Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Mid Cap Stock Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (83.8%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (13.2%)
-------------------------------------------------------------------------------------------------------------------------
      91,500   Advance Auto Parts, Inc.(b)                                                                     $3,943,650
     155,200   Autoliv, Inc.                                                                                    7,317,680
      77,100   Barnes & Noble, Inc.(b)                                                                          2,521,170
     110,500   Best Buy Company, Inc.                                                                           5,943,795
     110,600   BorgWarner, Inc.(c)                                                                              5,938,114
     125,500   Boyd Gaming Corporation(c)                                                                       4,994,900
      57,900   D.R. Horton, Inc.(c)                                                                             2,303,262
      43,600   Federated Department Stores, Inc.                                                                2,476,480
     144,800   Foot Locker, Inc.                                                                                3,898,016
     114,400   GameStop Corporation (b,(c)                                                                      2,183,896
      70,000   Garmin, Ltd.(c)                                                                                  3,850,000
     323,600   Hilton Hotels Corporation                                                                        7,200,100
      55,100   International Speedway Corporation                                                               3,026,092
     245,100   K2, Inc.(b,c)                                                                                    3,446,106
      56,200   Lear Corporation                                                                                 3,034,800
     194,700   Marvel Enterprises, Inc.(b,c)                                                                    3,477,342
     118,200   Men's Wearhouse, Inc.(b)                                                                         3,932,514
      82,700   MGM MIRAGE(b)                                                                                    5,938,687
     119,600   Michaels Stores, Inc.                                                                            3,677,700
      56,200   Mohawk Industries, Inc.(b)                                                                       4,974,262
     114,700   Nordstrom, Inc.                                                                                  5,534,275
     188,300   Pep Boys - Manny, Moe & Jack(c)                                                                  3,242,526
      79,900   PETsMART, Inc.                                                                                   2,415,377
     142,100   Polo Ralph Lauren Corporation                                                                    5,534,795
     140,000   RadioShack Corporation                                                                           4,636,800
      60,500   Royal Caribbean Cruises, Ltd.(c)                                                                 3,206,500
      89,600   Ruby Tuesday, Inc.(c)                                                                            2,279,424
     347,600   Saks, Inc.(c)                                                                                    4,946,348
     104,700   Staples, Inc.                                                                                    3,427,878
      30,200   Toll Brothers, Inc.(b,c)                                                                         2,357,714
     268,500   Warnaco Group, Inc.(b,c)                                                                         5,802,285
       3,900   Washington Post Company                                                                          3,566,550
      64,900   Wendy's International, Inc.                                                                      2,545,378
     107,300   Yum! Brands, Inc.                                                                                4,973,355
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                   138,547,771
=========================================================================================================================

Consumer Staples (3.4%)
-------------------------------------------------------------------------------------------------------------------------
     176,700   Chiquita Brands International, Inc.(c)                                                           4,055,265
      46,400   Coors (Adolph) Company                                                                           3,461,440
      78,400   Dean Foods Company(b)                                                                            2,762,032
     338,700   Del Monte Foods Company(b)                                                                       3,820,536
      95,200   Flowers Foods, Inc.                                                                              2,904,552
      62,700   Hershey Foods Corporation                                                                        3,667,323
      97,300   Hormel Foods Corporation                                                                         3,064,950
     218,600   Smithfield Foods, Inc.(b)                                                                        6,617,022
     308,600   Tyson Foods, Inc.                                                                                5,298,662
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          35,651,782
=========================================================================================================================

Energy (9.6%)
-------------------------------------------------------------------------------------------------------------------------
     182,400   BJ Services Company                                                                              8,764,320
     464,900   Chesapeake Energy Corporation                                                                    8,168,293
     189,800   Grant Prideco, Inc.(b)                                                                           3,720,080
     268,525   Nabors Industries, Ltd.(b)                                                                      13,533,660
      80,700   Newfield Exploration Company(b)                                                                  4,938,840
      51,800   Noble Corporation(b)                                                                             2,763,530
     685,200   Patterson-UTI Energy, Inc.                                                                      13,327,140
     100,900   Precision Drilling Corporation(b,c)                                                              6,881,380
     148,500   Pride International, Inc.(b)                                                                     3,473,415
     143,300   Quicksilver Resources, Inc.(b,c)                                                                 6,366,819
     152,500   Smith International, Inc.(b)                                                                     9,028,000
     190,200   Ultra Petroleum Corporation(b,c)                                                                 9,801,006
      56,300   Valero Energy Corporation                                                                        2,929,289
     125,800   Weatherford International, Ltd.(b,c)                                                             6,827,166
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                   100,522,938
=========================================================================================================================

Financials (15.0%)
-------------------------------------------------------------------------------------------------------------------------
     188,700   A.G. Edwards, Inc.                                                                               8,049,942
      91,950   Affiliated Managers Group, Inc.(b,c)                                                             5,830,550
     115,900   American Capital Strategies, Ltd.(c)                                                             3,940,600
     131,200   Banknorth Group, Inc.                                                                            4,704,832
      95,700   CIT Group, Inc.                                                                                  3,863,409
      73,600   City National Corporation                                                                        5,136,544
     215,400   Colonial BancGroup, Inc.(c)                                                                      4,346,772
     242,398   Countrywide Financial Corporation                                                                8,968,726
     120,800   Doral Financial Corporation                                                                      5,224,600
      72,200   Everest Re Group, Ltd.                                                                           6,274,180
     182,482   Fidelity National Financial, Inc.                                                                7,996,361
      50,300   First Horizon National Corporation(c)                                                            2,141,271
     147,700   General Growth Properties, Inc.                                                                  4,692,429
     385,700   HCC Insurance Holdings, Inc.                                                                    12,677,959
     515,900   HRPT Properties Trust                                                                            6,144,369
      59,600   Investors Financial Services
               Corporation(c)                                                                                   3,004,436
     370,400   Knight Trading Group, Inc.(b,c)                                                                  3,670,664
      35,600   Legg Mason, Inc.                                                                                 2,749,388
      90,700   Mercantile Bankshares Corporation(c)                                                             4,592,141
     207,000   New York Community Bancorp, Inc.(c)                                                              3,690,810
     134,350   North Fork Bancorporation, Inc.                                                                  3,855,845
     108,200   Ohio Casualty Corporation(b,c)                                                                   2,487,518
     170,900   PartnerRe, Ltd.                                                                                 10,829,933
      55,000   PMI Group, Inc.                                                                                  2,187,350
     162,600   ProLogis Trust                                                                                   6,201,564
     222,100   Sovereign Bancorp, Inc.                                                                          5,050,554
     207,900   TCF Financial Corporation                                                                        5,844,069
     354,700   Trizec Properties, Inc.                                                                          6,281,737
      55,600   Wintrust Financial Corporation(c)                                                                3,084,688
      64,900   XL Capital, Ltd.                                                                                 4,853,222
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               158,376,463
=========================================================================================================================

Health Care (10.7%)
-------------------------------------------------------------------------------------------------------------------------
     121,500   Beckman Coulter, Inc.                                                                            8,140,500
     118,500   C.R. Bard, Inc.                                                                                  8,034,300
      69,000   Charles River Laboratories International,
               Inc.(b,c)                                                                                        3,269,220
      44,900   Dentsply International, Inc.                                                                     2,517,543
      91,300   Gen-Probe, Inc.(b,c)                                                                             4,456,353
      97,500   Henry Schein, Inc.(b)                                                                            6,635,850
     250,600   Humana, Inc.(b)                                                                                  8,588,062
     284,000   Incyte Corporation(b,c)                                                                          2,544,640
      82,400   Invitrogen Corporation(b)                                                                        5,661,704
     473,393   IVAX Corporation(b,c)                                                                            7,115,097
     108,600   Kindred Healthcare, Inc.(b,c)                                                                    2,974,554
      38,500   Kinetic Concepts, Inc.(b)                                                                        2,502,500
     122,900   LifePoint Hospitals, Inc.(b,c)                                                                   4,645,620
      44,500   Martek Biosciences Corporation(b)                                                                2,350,490
     152,800   Medco Health Solutions, Inc.(b)                                                                  6,504,696
     134,500   PacifiCare Health Systems, Inc.(b,c)                                                             8,275,785
     158,300   Par Pharmaceutical Companies, Inc.(b,c)                                                          5,999,570
      58,400   Quest Diagnostics, Inc.                                                                          5,565,520
     166,200   Telik, Inc.(b,c)                                                                                 3,161,124
      67,100   United Surgical Partners International,
               Inc.(b,c)                                                                                        2,643,069
      92,200   Valeant Pharmaceuticals International(c)                                                         2,302,234
      68,200   Varian Medical Systems, Inc.(b)                                                                  2,573,186
     228,300   Vertex Pharmaceuticals, Inc.(b,c)                                                                2,321,811
     138,100   Watson Pharmaceuticals, Inc.(b)                                                                  4,119,523
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                              112,902,951
=========================================================================================================================

Industrials (10.9%)
-------------------------------------------------------------------------------------------------------------------------
     180,800   Acuity Brands, Inc.                                                                              4,966,576
     176,100   AGCO Corporation(b)                                                                              3,615,333
     103,000   Burlington Northern Santa Fe Corporation                                                         4,962,540
      62,300   C.H. Robinson Worldwide, Inc.                                                                    3,208,450
      95,200   Canadian National Railway Company                                                                5,659,640
     151,700   Donaldson Company, Inc.(c)                                                                       4,730,006
      87,200   Eaton Corporation                                                                                5,928,728
     107,700   Expeditors International of Washington,
               Inc.                                                                                             6,046,278
     126,700   Fastenal Company                                                                                 7,618,471
     206,500   IDEX Corporation                                                                                 7,960,575
      35,900   Ingersoll-Rand Company                                                                           2,670,242
     139,500   Jacobs Engineering Group, Inc.(b)                                                                7,085,205
      76,300   JB Hunt Transport Services, Inc.(c)                                                              3,366,356
     234,000   Manitowoc Company, Inc.                                                                          8,517,600
      87,500   Manpower, Inc.                                                                                   4,256,875
     117,800   Oshkosh Truck Corporation                                                                        8,645,342
     130,300   Pentair, Inc.                                                                                    5,774,896
      72,700   Precision Castparts Corporation                                                                  5,110,810
     101,900   Reliance Steel & Aluminum Company(c)                                                             3,909,903
      96,300   Roper Industries, Inc.                                                                           5,591,178
     154,500   York International Corporation(c)                                                                5,611,440
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                              115,236,444
=========================================================================================================================

Information Technology (11.9%)
-------------------------------------------------------------------------------------------------------------------------
     229,200   Acxiom Corporation(c)                                                                            5,289,936
      40,600   Affiliated Computer Services, Inc.(b)                                                            2,200,114
     176,000   Amphenol Corporation(b,c)                                                                        6,922,080
      65,000   Analog Devices, Inc.                                                                             2,332,850
      63,100   Apple Computer, Inc.(b)                                                                          4,852,390
      72,200   Cabot Microelectronics Corporation(b,c)                                                          2,197,046
      74,600   CDW Corporation                                                                                  4,364,100
      82,100   CheckFree Corporation(b)                                                                         3,201,900
      84,500   Cognos, Inc.(b)                                                                                  3,495,765
      80,500   Computer Sciences Corporation(b)                                                                 4,147,360
     315,300   Convergys Corporation(b)                                                                         4,505,637
      49,800   Diebold, Inc.                                                                                    2,681,232
     110,500   DST Systems, Inc.(b)                                                                             5,357,040
     310,000   Earthlink, Inc.(b,c)                                                                             3,109,300
      59,500   Electronic Arts, Inc.(b)                                                                         3,828,230
      64,100   Harris Corporation                                                                               4,151,757
      56,700   International Rectifier Corporation(b)                                                           2,219,805
     166,900   Intersil Corporation                                                                             2,475,127
     132,400   Lam Research Corporation(b,c)                                                                    3,543,024
      56,900   Lexmark International, Inc.(b)                                                                   4,742,615
      81,800   Macromedia, Inc.(b)                                                                              2,800,832
     142,700   McAfee, Inc.(b)                                                                                  3,688,795
      62,000   Mercury Interactive Corporation(b)                                                               2,713,740
      79,000   Microchip Technology, Inc.                                                                       2,057,950
     700,300   Novell, Inc.(b)                                                                                  4,040,731
     203,100   NVIDIA Corporation(b)                                                                            4,655,052
     623,900   ON Semiconductor Corporation(b,c)                                                                2,283,474
     144,100   SanDisk Corporation(b,c)                                                                         3,559,270
     167,400   Scientific-Atlanta, Inc.                                                                         5,073,894
     272,500   Skyworks Solutions, Inc.(b,c)                                                                    2,068,275
     179,700   UTStarcom, Inc.(b,c)                                                                             2,952,471
     211,600   Vishay Intertechnology, Inc.(b,c)                                                                2,765,612
     715,500   Vitesse Semiconductor Corporation(b,c)                                                           2,074,950
     752,100   Wind River Systems, Inc.(b,c)                                                                    9,438,855
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                   125,791,209
=========================================================================================================================

Materials (5.0%)
-------------------------------------------------------------------------------------------------------------------------
     213,300   Airgas, Inc.                                                                                     5,016,816
     190,200   Century Aluminum Company(b)                                                                      4,739,784
     207,800   CONSOL Energy, Inc.                                                                              8,767,082
     171,100   Georgia-Pacific Corporation                                                                      5,492,310
      61,900   Inco, Ltd.(b)                                                                                    2,037,129
     139,900   Lubrizol Corporation                                                                             5,040,597
      95,500   Newmont Mining Corporation                                                                       3,971,845
     176,600   Packaging Corporation of America(c)                                                              3,939,946
     110,600   Peabody Energy Corporation                                                                       9,373,350
      49,100   Phelps Dodge Corporation                                                                         4,728,330
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 53,107,189
=========================================================================================================================

Telecommunications Services (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     830,300   Cincinnati Bell, Inc.(b)                                                                         3,528,775
      14,000   InPhonic, Inc.(b,c)                                                                                352,100
      56,200   NII Holdings, Inc.(b,c)                                                                          3,023,560
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                6,904,435
=========================================================================================================================

Utilities (3.4%)
-------------------------------------------------------------------------------------------------------------------------
     113,300   AGL Resources, Inc.                                                                              3,925,845
     146,200   MDU Resources Group, Inc.                                                                        3,909,388
     142,300   Questar Corporation                                                                              7,228,840
     168,800   SCANA Corporation                                                                                6,591,640
     105,900   Sempra Energy                                                                                    3,941,598
     250,010   Southern Union Company(b,c)                                                                      5,830,233
     135,300   Wisconsin Energy Corporation                                                                     4,624,554
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 36,052,098
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $760,414,884)                                                         883,093,280
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (12.9%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 135,631,506   Thrivent Financial Securities Lending Trust                      2.400%              N/A      $135,631,506
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $135,631,506)                                                                     135,631,506
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (3.3%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  27,268,496   Thrivent Money Market Fund                                       1.950%              N/A       $27,268,496
  $7,120,000   Total Capital SA                                                 2.490          2/1/2005         7,120,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                34,388,496
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $930,434,886)                                                       $1,053,113,282
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)






[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Mid Cap Index Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Mid Cap Index Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (86.3%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (15.9%)
-------------------------------------------------------------------------------------------------------------------------
       2,600   99 Cents Only Stores(b,c)                                                                          $39,000
       4,670   Abercrombie & Fitch Company                                                                        234,060
       3,800   Advance Auto Parts, Inc.(b)                                                                        163,780
       3,000   Aeropostale, Inc.(b)                                                                                83,370
       3,100   American Eagle Outfitters, Inc.                                                                    157,480
       3,700   American Greetings Corporation(c)                                                                   89,318
       3,800   AnnTaylor Stores Corporation(b)                                                                     81,662
       4,350   Applebee's International, Inc.                                                                     121,191
       3,717   ArvinMeritor, Inc.                                                                                  70,772
         580   Bandag, Inc.(c)                                                                                     28,072
       2,960   Barnes & Noble, Inc.(b)                                                                             96,792
       5,410   Belo Corporation                                                                                   126,540
       1,510   Blyth, Inc.                                                                                         47,429
       1,910   Bob Evans Farms, Inc.                                                                               46,528
       4,060   Borders Group, Inc.                                                                                106,575
       3,040   BorgWarner, Inc.                                                                                   163,218
       2,400   Boyd Gaming Corporation(c)                                                                          95,520
       4,675   Brinker International, Inc.(b)                                                                     175,827
      16,780   Caesars Entertainment, Inc.(b)                                                                     324,357
       3,450   Callaway Golf Company                                                                               45,920
       5,600   CarMax, Inc.(b)                                                                                    162,008
       2,500   Catalina Marketing Corporation(c)                                                                   64,250
       2,600   CBRL Group, Inc.                                                                                   106,886
       4,200   Cheesecake Factory, Inc.(b)                                                                        135,954
       4,800   Chico's FAS, Inc.(b)                                                                               252,864
       5,260   Claire's Stores, Inc.                                                                              108,514
      10,875   D.R. Horton, Inc.                                                                                  432,605
       6,070   Dollar Tree Stores, Inc.(b)                                                                        165,286
       2,400   Emmis Communications Corporation(b,c)                                                               42,168
       2,200   Entercom Communications Corporation(b)                                                              68,970
       8,300   Foot Locker, Inc.                                                                                  223,436
       2,820   Furniture Brands International, Inc.(c)                                                             66,834
       4,200   Gentex Corporation(c)                                                                              142,086
       6,200   GTECH Holdings Corporation                                                                         144,956
       3,200   Harman International Industries, Inc.                                                              389,280
       3,120   Harte-Hanks, Inc.                                                                                   82,524
       1,900   Hovnanian Enterprises, Inc.(b,c)                                                                    99,256
       1,850   International Speedway Corporation                                                                 101,602
       3,300   Krispy Kreme Doughnuts, Inc.(b,c)                                                                   28,974
       3,560   Lear Corporation                                                                                   192,240
       2,470   Lee Enterprises, Inc.                                                                              110,038
       7,200   Lennar Corporation                                                                                 406,584
       3,570   Mandalay Resort Group                                                                              252,042
       1,310   Media General, Inc.(c)                                                                              83,801
       7,300   Michaels Stores, Inc.                                                                              224,475
       1,550   Modine Manufacturing Company                                                                        48,872
       2,760   Mohawk Industries, Inc.(b)                                                                         244,288
       2,610   Neiman Marcus Group, Inc.                                                                          174,609
       2,600   O'Reilly Automotive, Inc.(b,c)                                                                     118,898
       3,360   Outback Steakhouse, Inc.                                                                           154,728
       4,000   Pacific Sunwear of California, Inc.(b)                                                              97,960
       3,670   Payless ShoeSource, Inc.(b,c)                                                                       43,343
       7,800   PETsMART, Inc.                                                                                     235,794
       4,600   Pier 1 Imports, Inc.                                                                                81,466
       5,290   Reader's Digest Association, Inc.                                                                   85,275
       2,400   Regis Corporation                                                                                   95,760
       3,600   Rent-A-Center, Inc.(b)                                                                              88,164
       7,900   Ross Stores, Inc.                                                                                  226,098
       3,500   Ruby Tuesday, Inc.(c)                                                                               89,040
       2,600   Ryland Group, Inc.                                                                                 168,662
       7,510   Saks, Inc.                                                                                         106,867
       1,780   Scholastic Corporation(b)                                                                           60,965
       1,900   Thor Industries, Inc.                                                                               65,645
       1,500   Timberland Company(b)                                                                               98,610
       2,400   Toll Brothers, Inc.(b,c)                                                                           187,368
       2,800   Tupperware Corporation                                                                              56,308
       2,600   Urban Outfitters, Inc.(b)                                                                          109,382
       2,760   Valassis Communications, Inc.(b)                                                                    93,702
         220   Washington Post Company                                                                            201,190
       4,250   Westwood One, Inc.(b)                                                                              102,638
       6,260   Williams-Sonoma, Inc.(b)                                                                           216,596
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     9,637,272
=========================================================================================================================

Consumer Staples (3.7%)
-------------------------------------------------------------------------------------------------------------------------
       3,720   BJ's Wholesale Club, Inc.(b)                                                                       106,429
       3,380   Church & Dwight Company, Inc.                                                                      116,373
       5,100   Constellation Brands, Inc.(b)                                                                      264,792
       8,013   Dean Foods Company(b)                                                                              282,298
       3,950   Energizer Holdings, Inc.(b)                                                                        223,610
       3,800   Hormel Foods Corporation                                                                           119,700
       3,088   J.M. Smucker Company                                                                               144,055
       1,430   Lancaster Colony Corporation                                                                        60,503
       3,860   PepsiAmericas, Inc.                                                                                 82,025
       2,290   Ruddick Corporation                                                                                 48,319
       4,700   Smithfield Foods, Inc.(b)                                                                          142,269
       1,610   Tootsie Roll Industries, Inc.                                                                       51,794
      13,422   Tyson Foods, Inc.                                                                                  230,456
       1,340   Universal Corporation                                                                               63,328
       3,300   Whole Foods Market, Inc.                                                                           295,086
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           2,231,037
=========================================================================================================================

Energy (6.5%)
-------------------------------------------------------------------------------------------------------------------------
       2,900   Cooper Cameron Corporation(b)                                                                      163,589
       8,070   ENSCO International, Inc.                                                                          276,236
       3,700   FMC Technologies, Inc.(b)                                                                          113,331
       2,700   Forest Oil Corporation(b)                                                                           90,963
       6,620   Grant Prideco, Inc.(b)                                                                             129,752
       4,190   Hanover Compressor Company(b,c)                                                                     59,414
       2,720   Helmerich & Payne, Inc.                                                                            103,088
       4,360   Murphy Oil Corporation                                                                             389,261
       4,600   National-Oilwell, Inc.(b,c)                                                                        169,648
       3,300   Newfield Exploration Company(b)                                                                    201,960
       3,170   Noble Energy, Inc.(c)                                                                              187,569
       1,590   Overseas Shipholding Group, Inc.                                                                    88,738
       9,000   Patterson-UTI Energy, Inc.                                                                         175,050
       7,850   Pioneer Natural Resources Company                                                                  301,362
       4,100   Plains Exploration & Production Company(b)                                                         117,998
       3,500   Pogo Producing Company                                                                             148,855
       6,200   Pride International, Inc.(b)                                                                       145,018
       5,660   Smith International, Inc.(b)                                                                       335,072
       3,210   Tidewater, Inc.(c)                                                                                 124,420
       5,280   Varco International, Inc.(b)                                                                       161,621
       7,320   Weatherford International, Ltd.(b)                                                                 397,256
       2,900   Western Gas Resources, Inc.                                                                         88,305
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     3,968,506
=========================================================================================================================

Financials (15.7%)
-------------------------------------------------------------------------------------------------------------------------
       4,060   A.G. Edwards, Inc.                                                                                 173,200
       2,860   Allmerica Financial Corporation(b)                                                                  93,379
       4,400   AMB Property Corporation                                                                           163,812
       2,000   American Financial Group, Inc.                                                                      61,580
       8,300   AmeriCredit Corporation(b)                                                                         203,765
       2,100   AmerUs Group Company(c)                                                                             93,597
       5,000   Arthur J. Gallagher & Company                                                                      148,250
       6,978   Associated Banc-Corp                                                                               230,483
       3,380   Astoria Financial Corporation                                                                      127,223
       2,870   Bank of Hawaii Corporation                                                                         137,502
       9,450   Banknorth Group, Inc.                                                                              338,877
       3,000   Brown & Brown, Inc.(c)                                                                             129,780
       2,200   City National Corporation                                                                          153,538
       7,200   Colonial BancGroup, Inc.                                                                           145,296
       4,300   Commerce Bancorp, Inc.(c)                                                                          247,422
       2,400   Cullen/Frost Bankers, Inc.                                                                         112,704
       5,700   Developers Diversified Realty Corporation                                                          226,575
       7,200   Eaton Vance Corporation                                                                            180,216
       2,990   Everest Re Group, Ltd.                                                                             259,831
       9,327   Fidelity National Financial, Inc.                                                                  408,709
       3,900   First American Corporation                                                                         144,222
       4,550   FirstMerit Corporation                                                                             120,575
       2,600   GATX Corporation                                                                                    77,428
       2,700   Greater Bay Bancorp                                                                                 73,629
       3,600   HCC Insurance Holdings, Inc.                                                                       118,332
       8,360   Hibernia Corporation                                                                               220,035
       2,900   Highwoods Properties, Inc.                                                                          71,050
       2,250   Horace Mann Educators Corporation                                                                   41,445
       3,100   Hospitality Properties Trust                                                                       132,215
       3,900   Independence Community Bank Corporation                                                            153,270
       3,300   IndyMac Bancorp, Inc.                                                                              121,968
       3,600   Investors Financial Services
               Corporation(c)                                                                                     181,476
       2,400   Jefferies Group, Inc.                                                                               93,600
       2,900   LaBranche & Company, Inc.(b,c)                                                                      28,942
       5,445   Legg Mason, Inc.                                                                                   420,517
       4,350   Leucadia National Corporation(c)                                                                   157,514
       4,600   Liberty Property Trust                                                                             179,630
       2,700   Mack-Cali Realty Corporation                                                                       113,346
       4,280   Mercantile Bankshares Corporation                                                                  216,696
       4,700   MoneyGram International, Inc.                                                                       91,180
       5,500   New Plan Excel Realty Trust, Inc.                                                                  138,985
      11,910   New York Community Bancorp, Inc.(c)                                                                212,355
       3,310   Ohio Casualty Corporation(b)                                                                        76,097
       9,765   Old Republic International Corporation                                                             226,548
       5,140   PMI Group, Inc.                                                                                    204,418
       3,750   Protective Life Corporation                                                                        154,350
       4,900   Radian Group, Inc.                                                                                 234,906
       3,050   Raymond James Financial, Inc.                                                                       95,068
       2,652   Rayonier, Inc. REIT                                                                                118,014
       3,500   SEI Investments Company                                                                            130,760
       1,900   Silicon Valley Bancshares(b,c)                                                                      82,916
       1,500   StanCorp Financial Group, Inc.                                                                     127,500
       6,380   TCF Financial Corporation                                                                          179,342
       7,100   United Dominion Realty Trust, Inc.                                                                 157,762
       2,490   Unitrin, Inc.                                                                                      106,647
       4,000   W.R. Berkley Corporation                                                                           190,800
       4,400   Waddell & Reed Financial, Inc.                                                                      96,228
       4,179   Washington Federal, Inc.                                                                           108,863
       2,850   Webster Financial Corporation                                                                      127,822
       4,300   Weingarten Realty Investors                                                                        153,725
       1,710   Westamerica Bancorporation                                                                          88,783
       3,640   Wilmington Trust Corporation                                                                       126,563
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 9,531,261
=========================================================================================================================

Health Care (9.9%)
-------------------------------------------------------------------------------------------------------------------------
       2,640   Apria Healthcare Group, Inc.(b)                                                                     86,592
       4,325   Barr Pharmaceuticals, Inc.(b)                                                                      205,654
       3,300   Beckman Coulter, Inc.                                                                              221,100
       3,100   Cephalon, Inc.(b,c)                                                                                152,520
       3,500   Charles River Laboratories International, Inc.(b)                                                  165,830
       2,400   Community Health Systems, Inc.(b)                                                                   69,552
       3,390   Covance, Inc.(b)                                                                                   144,075
       5,681   Coventry Health Care, Inc.(b)                                                                      323,259
       6,000   Cytyc Corporation(b)                                                                               150,300
       3,760   Dentsply International, Inc.                                                                       210,823
       3,190   Edwards Lifesciences Corporation(b)                                                                129,833
       2,700   Gen-Probe, Inc.(b)                                                                                 131,787
       5,940   Health Net, Inc.(b)                                                                                172,795
       2,300   Henry Schein, Inc.(b)                                                                              156,538
       3,030   Hillenbrand Industries, Inc.                                                                       164,620
       1,900   INAMED Corporation(b)                                                                              131,480
       2,700   Invitrogen Corporation(b)                                                                          185,517
      10,256   IVAX Corporation(b)                                                                                154,148
       1,700   LifePoint Hospitals, Inc.(b)                                                                        64,260
       5,400   Lincare Holdings, Inc.(b)                                                                          224,100
      16,438   Millennium Pharmaceuticals, Inc.(b)                                                                151,394
       5,580   Omnicare, Inc.                                                                                     171,585
       4,500   PacifiCare Health Systems, Inc.(b)                                                                 276,885
       1,800   Par Pharmaceutical Companies, Inc.(b,c)                                                             68,220
       7,400   Patterson Companies, Inc.(b,c)                                                                     344,692
       3,420   Perrigo Company(c)                                                                                  58,653
       5,100   Protein Design Labs, Inc.(b)                                                                       102,867
       3,600   Renal Care Group, Inc.(b)                                                                          137,376
       5,620   Sepracor, Inc.(b,c)                                                                                321,352
       3,670   STERIS Corporation(b)                                                                               87,052
       2,200   Techne Corporation(b)                                                                               76,714
       4,100   Triad Hospitals, Inc.(b)                                                                           166,829
       3,100   Universal Health Services, Inc.                                                                    133,424
       4,470   Valeant Pharmaceuticals International(c)                                                           111,616
       7,300   Varian Medical Systems, Inc.(b)                                                                    275,429
       1,900   Varian, Inc.(b)                                                                                     75,867
       3,800   VCA Antech, Inc.(b)                                                                                 70,490
       4,300   Vertex Pharmaceuticals, Inc.(b,c)                                                                   43,731
       2,620   VISX, Inc.(b)                                                                                       70,426
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                5,989,385
=========================================================================================================================

Industrials (11.0%)
-------------------------------------------------------------------------------------------------------------------------
       4,930   Adesa, Inc.                                                                                        101,903
       4,810   AGCO Corporation(b)                                                                                 98,749
       4,600   AirTran Holdings, Inc.(b,c)                                                                         39,284
       1,320   Alaska Air Group, Inc.(b,c)                                                                         39,323
       2,250   Alexander & Baldwin, Inc.                                                                          103,500
       2,000   Alliant Techsystems, Inc.(b)                                                                       133,160
       3,640   AMETEK, Inc.                                                                                       139,048
       1,310   Banta Corporation                                                                                   56,736
       3,040   Brink's Company                                                                                    107,646
       4,620   C.H. Robinson Worldwide, Inc.                                                                      237,930
       5,500   Career Education Corporation(b)                                                                    221,595
       1,660   Carlisle Companies, Inc.                                                                           104,696
       4,733   ChoicePoint, Inc.(b)                                                                               217,718
       2,810   CNF, Inc.                                                                                          131,817
       3,700   Copart, Inc.(b)                                                                                     85,026
       4,800   Corinthian Colleges, Inc.(b,c)                                                                      92,304
       2,700   Crane Company                                                                                       76,950
       2,700   Deluxe Corporation                                                                                 103,329
       3,090   DeVry, Inc.(b,c)                                                                                    54,817
       3,680   Donaldson Company, Inc.                                                                            114,742
       3,700   Dun & Bradstreet Corporation(b)                                                                    214,970
       2,600   Dycom Industries, Inc.(b)                                                                           70,512
       3,300   Education Management Corporation(b)                                                                105,402
       5,700   Expeditors International of Washington, Inc.                                                       319,998
       3,240   Fastenal Company(c)                                                                                194,821
       2,580   Federal Signal Corporation(c)                                                                       42,647
       2,920   Flowserve Corporation(b)                                                                            72,854
       3,750   Graco, Inc.                                                                                        133,688
       1,745   Granite Construction, Inc.                                                                          43,450
       2,240   Harsco Corporation                                                                                 122,282
       3,770   Herman Miller, Inc.                                                                                100,734
       2,610   HNI Corporation                                                                                    105,314
       3,230   Hubbell, Inc.                                                                                      159,950
       2,500   ITT Educational Services, Inc.(b,c)                                                                122,800
       3,040   Jacobs Engineering Group, Inc.(b)                                                                  154,402
       3,100   JB Hunt Transport Services, Inc.                                                                   136,772
       4,900   JetBlue Airways Corporation(b,c)                                                                    96,971
       1,000   Kelly Services, Inc.                                                                                29,100
       2,060   Kennametal, Inc.                                                                                   100,816
       1,600   Korn/Ferry International(b,c)                                                                       31,568
       2,600   Laureate Education, Inc.(b,c)                                                                      115,336
       4,840   Manpower, Inc.                                                                                     235,466
       1,580   Nordson Corporation                                                                                 59,455
       5,420   Pentair, Inc.                                                                                      240,214
       3,520   Precision Castparts Corporation                                                                    247,456
       4,190   Quanta Services, Inc.(b,c)                                                                          31,341
       7,100   Republic Services, Inc.                                                                            234,087
       1,075   Rollins, Inc.                                                                                       26,660
         290   Sequa Corporation(b,c)                                                                              17,038
       1,700   Sotheby's Holdings, Inc.(b)                                                                         30,498
       4,040   SPX Corporation                                                                                    169,276
       2,400   Stericycle, Inc.(b)                                                                                123,432
       2,830   Swift Transportation Company, Inc.(b,c)                                                             63,109
         960   Tecumseh Products Company                                                                           39,005
       1,920   Teleflex, Inc.                                                                                      97,440
       3,200   Thomas & Betts Corporation(b)                                                                       93,472
       1,930   Trinity Industries, Inc.(c)                                                                         58,382
       3,600   United Rentals, Inc.(b,c)                                                                           61,236
       2,500   Werner Enterprises, Inc.                                                                            53,300
       2,220   York International Corporation                                                                      80,630
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                6,696,157
=========================================================================================================================

Information Technology (12.2%)
-------------------------------------------------------------------------------------------------------------------------
      20,300   3Com Corporation(b)                                                                                 74,501
       7,500   Activision, Inc.(b)                                                                                169,500
       4,630   Acxiom Corporation                                                                                 106,860
       3,360   ADTRAN, Inc.                                                                                        60,178
       1,300   Advent Software, Inc.(b)                                                                            25,025
       2,600   Alliance Data Systems Corporation(b)                                                               112,892
       4,700   Amphenol Corporation(b)                                                                            184,851
       6,220   Arrow Electronics, Inc.(b)                                                                         146,854
       3,195   Ascential Software Corporation(b)                                                                   45,720
      22,560   Atmel Corporation(b)                                                                                69,034
       6,440   Avnet, Inc.(b)                                                                                     115,405
       2,660   Avocent Corporation(b)                                                                              97,117
       6,400   BISYS Group, Inc.(b)                                                                                98,368
       1,315   Cabot Microelectronics Corporation(b,c)                                                             40,015
      14,480   Cadence Design Systems, Inc.(b)                                                                    193,018
       3,440   CDW Corporation                                                                                    201,240
       8,000   Ceridian Corporation(b)                                                                            141,600
       3,400   Certegy, Inc.                                                                                      119,000
       4,190   CheckFree Corporation(b)                                                                           163,410
       7,100   Cognizant Technology Solutions
               Corporation(b)                                                                                     269,090
       2,530   CommScope, Inc.(b,c)                                                                                38,026
       5,100   Credence Systems Corporation(b,c)                                                                   40,800
       4,000   Cree, Inc.(b,c)                                                                                     96,120
       2,740   CSG Systems International, Inc.(b)                                                                  49,649
       6,710   Cypress Semiconductor Corporation(b,c)                                                              76,494
       3,800   Diebold, Inc.                                                                                      204,592
       3,660   DST Systems, Inc.(b)                                                                               177,437
       3,750   Fair Isaac Corporation(c)                                                                          129,562
       6,400   Fairchild Semiconductor International,
               Inc.(b)                                                                                             91,328
       3,200   Gartner Group, Inc.(b,c)                                                                            36,160
       3,590   Harris Corporation                                                                                 232,524
       1,800   Imation Corporation                                                                                 62,082
       3,800   Integrated Circuit Systems, Inc.(b)                                                                 72,200
       5,690   Integrated Device Technology, Inc.(b)                                                               66,801
       3,600   International Rectifier Corporation(b)                                                             140,940
       8,100   Intersil Corporation                                                                               120,123
       3,800   Jack Henry & Associates, Inc.                                                                       79,002
       2,600   Keane, Inc.(b,c)                                                                                    33,982
       4,600   KEMET Corporation(b,c)                                                                              38,870
       7,300   Lam Research Corporation(b)                                                                        195,348
       6,100   Lattice Semiconductor Corporation(b,c)                                                              27,389
       3,300   LTX Corporation(b,c)                                                                                19,173
       3,820   Macromedia, Inc.(b)                                                                                130,797
       2,700   Macrovision Corporation(b)                                                                          62,991
       8,580   McAfee, Inc.(b)                                                                                    221,793
       6,300   McDATA Corporation(b,c)                                                                             26,460
       4,140   Mentor Graphics Corporation(b)                                                                      57,670
       3,610   Micrel, Inc.(b)                                                                                     31,190
      11,035   Microchip Technology, Inc.                                                                         287,462
       5,520   MPS Group, Inc.(b)                                                                                  62,321
       2,850   National Instruments Corporation(c)                                                                 77,919
       2,300   Newport Corporation(b)                                                                              29,900
       2,600   Plantronics, Inc.                                                                                   96,746
       2,300   Plexus Corporation(b)                                                                               26,496
       5,300   Polycom, Inc.(b)                                                                                    91,584
       5,620   Powerwave Technologies, Inc.(b,c)                                                                   44,229
       3,000   Retek, Inc.(b,c)                                                                                    18,840
       2,850   Reynolds and Reynolds Company                                                                       77,720
      10,000   RF Micro Devices, Inc.(b,c)                                                                         54,700
       3,700   RSA Security, Inc.(b)                                                                               65,157
       8,700   SanDisk Corporation(b,c)                                                                           214,890
       3,960   Semtech Corporation(b)                                                                              72,785
       2,000   Silicon Laboratories, Inc.(b,c)                                                                     68,200
       5,750   Storage Technology Corporation(b)                                                                  181,068
       5,060   Sybase, Inc.(b)                                                                                     98,518
       8,180   Synopsys, Inc.(b)                                                                                  139,060
       3,140   Tech Data Corporation(b)                                                                           131,974
       4,530   Titan Corporation(b)                                                                                76,104
       1,780   Transaction Systems Architects, Inc.(b)                                                             37,807
       7,379   TriQuint Semiconductor, Inc.(b,c)                                                                   24,941
       5,000   UTStarcom, Inc.(b,c)                                                                                82,150
       8,870   Vishay Intertechnology, Inc.(b)                                                                    115,931
       3,900   Wind River Systems, Inc.(b,c)                                                                       48,945
       3,800   Zebra Technologies Corporation(b)                                                                  193,534
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     7,412,162
=========================================================================================================================

Materials (4.5%)
-------------------------------------------------------------------------------------------------------------------------
       3,490   Airgas, Inc.                                                                                        82,085
       2,390   Albemarle Corporation                                                                               83,913
       3,300   Arch Coal, Inc.                                                                                    120,615
       2,940   Bowater, Inc.                                                                                      111,720
       3,270   Cabot Corporation                                                                                  114,450
       6,170   Crompton Corporation                                                                                71,880
       2,150   Cytec Industries, Inc.                                                                             109,650
       2,290   Ferro Corporation                                                                                   45,411
       2,000   FMC Corporation(b)                                                                                  94,380
       1,660   Glatfelter Company                                                                                  22,543
       2,740   Longview Fibre Company                                                                              42,552
       3,560   Lubrizol Corporation                                                                               128,267
      10,200   Lyondell Chemical Company                                                                          300,084
       2,600   Martin Marietta Materials, Inc.                                                                    140,452
       1,070   Minerals Technologies, Inc.                                                                         66,854
       3,780   Olin Corporation                                                                                    84,181
       3,300   Packaging Corporation of America                                                                    73,623
       2,800   Peabody Energy Corporation                                                                         237,300
       1,600   Potlatch Corporation                                                                                73,632
       6,190   RPM International, Inc.                                                                            109,130
       1,200   Scotts Company(b)                                                                                   81,552
       2,520   Sensient Technologies Corporation                                                                   57,330
       5,240   Sonoco Products Company                                                                            136,030
       2,400   Steel Dynamics, Inc.                                                                                90,720
       2,760   Valspar Corporation                                                                                135,240
       4,300   Worthington Industries, Inc.                                                                        88,064
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  2,701,658
=========================================================================================================================

Telecommunications Services (0.5%)
-------------------------------------------------------------------------------------------------------------------------
      13,110   Cincinnati Bell, Inc.(b)                                                                            55,718
       2,710   Telephone and Data Systems, Inc.                                                                   223,087
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  278,805
=========================================================================================================================

Utilities (6.4%)
-------------------------------------------------------------------------------------------------------------------------
       4,060   AGL Resources, Inc.                                                                                140,679
       6,170   Alliant Energy Corporation                                                                         169,675
       4,975   Aqua America, Inc.                                                                                 119,549
      12,990   Aquila, Inc.(b,c)                                                                                   48,063
       1,780   Black Hills Corporation(c)                                                                          53,026
       6,820   DPL, Inc.                                                                                          177,252
       4,170   Duquesne Light Holdings, Inc.(c)                                                                    77,395
       7,850   Energy East Corporation                                                                            205,670
       3,300   Equitable Resources, Inc.                                                                          188,232
       4,030   Great Plains Energy, Inc.                                                                          122,149
       4,340   Hawaiian Electric Industries, Inc.(c)                                                              126,337
       2,220   IDACORP, Inc.(c)                                                                                    67,244
       6,350   MDU Resources Group, Inc.                                                                          169,799
       3,860   National Fuel Gas Company                                                                          108,852
       6,860   Northeast Utilities Service Company                                                                128,282
       2,870   NSTAR                                                                                              161,524
       4,760   OGE Energy Corporation                                                                             124,474
       5,500   ONEOK, Inc.                                                                                        152,350
      10,055   Pepco Holdings, Inc.                                                                               219,702
       3,260   PNM Resources, Inc.                                                                                 82,250
       5,320   Puget Energy, Inc.                                                                                 127,786
       4,480   Questar Corporation                                                                                227,584
       5,990   SCANA Corporation                                                                                  233,910
       6,270   Sierra Pacific Resources(b,c)                                                                       61,697
       4,120   Vectren Corporation(c)                                                                             113,753
       4,600   Westar Energy, Inc.                                                                                107,180
       2,590   WGL Holdings, Inc.                                                                                  78,632
       6,320   Wisconsin Energy Corporation                                                                       216,018
       2,000   WPS Resources Corporation(c)                                                                       102,200
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  3,911,264
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $43,746,366)                                                           52,357,507
=========================================================================================================================

   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (10.1%)         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   6,112,335   Thrivent Financial Securities Lending Trust                      2.400%              N/A        $6,112,335
        $179   U.S. Treasury Bonds                                              8.125         8/15/2021               259
       1,271   U.S. Treasury Bonds                                              6.125         8/15/2029             1,577
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $6,114,171)                                                                         6,114,171
=========================================================================================================================

      Shares   Short-Term Investments (3.6%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,183,341   Thrivent Money Market Fund(e)                                    1.950%              N/A        $2,183,341
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 2,183,341
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $52,043,878)                                                           $60,655,019
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the coupon rate or yield.

(e) At January 31, 2005, $92,400 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition $2,183,341 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                               Notional
                                     Number of     Expiration                                  Principal       Unrealized
Type                                 Contracts        Date       Position        Value          Amount            Loss
-------------------------------------------------------------------------------------------------------------------------
S&P 400 Mini Futures                   33          March 2005      Long      $2,135,265      $2,139,295         $4,030


The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)






[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Mid Cap Index Fund-I

Schedule of Investments

As of January 31, 2005
(unaudited)


Mid Cap Index Fund-I
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (89.7%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (16.5%)
-------------------------------------------------------------------------------------------------------------------------
         966   99 Cents Only Stores(b,c)                                                                          $14,490
       1,575   Abercrombie & Fitch Company                                                                         78,939
       1,300   Advance Auto Parts, Inc.(b)                                                                         56,030
         900   Aeropostale, Inc.(b)                                                                                25,011
       1,057   American Eagle Outfitters, Inc.                                                                     53,696
       1,200   American Greetings Corporation                                                                      28,968
       1,300   AnnTaylor Stores Corporation(b)                                                                     27,937
       1,400   Applebee's International, Inc.                                                                      39,004
       1,186   ArvinMeritor, Inc.                                                                                  22,581
         280   Bandag, Inc.(c)                                                                                     13,552
         995   Barnes & Noble, Inc.(b)                                                                             32,536
       1,715   Belo Corporation                                                                                    40,114
         515   Blyth, Inc.                                                                                         16,176
         620   Bob Evans Farms, Inc.                                                                               15,103
       1,365   Borders Group, Inc.                                                                                 35,831
       1,040   BorgWarner, Inc.                                                                                    55,838
         800   Boyd Gaming Corporation                                                                             31,840
       1,490   Brinker International, Inc.(b)                                                                      56,039
       5,520   Caesars Entertainment, Inc.(b)                                                                     106,702
       1,150   Callaway Golf Company                                                                               15,306
       1,800   CarMax, Inc.(b)                                                                                     52,074
         800   Catalina Marketing Corporation                                                                      20,560
         880   CBRL Group, Inc.                                                                                    36,177
       1,350   Cheesecake Factory, Inc.(b)                                                                         43,700
       1,500   Chico's FAS, Inc.(b)                                                                                79,020
       1,680   Claire's Stores, Inc.                                                                               34,658
       3,550   D.R. Horton, Inc.                                                                                  141,219
       2,002   Dollar Tree Stores, Inc.(b)                                                                         54,514
         800   Emmis Communications Corporation(b)                                                                 14,056
         800   Entercom Communications Corporation(b)                                                              25,080
       2,700   Foot Locker, Inc.                                                                                   72,684
       1,000   Furniture Brands International, Inc.                                                                23,700
       1,400   Gentex Corporation(c)                                                                               47,362
       2,020   GTECH Holdings Corporation                                                                          47,228
       1,100   Harman International Industries, Inc.                                                              133,815
       1,035   Harte-Hanks, Inc.                                                                                   27,376
         700   Hovnanian Enterprises, Inc.(b)                                                                      36,568
         655   International Speedway Corporation                                                                  35,973
       1,100   Krispy Kreme Doughnuts, Inc.(b,c)                                                                    9,658
       1,175   Lear Corporation                                                                                    63,450
         860   Lee Enterprises, Inc.                                                                               38,313
       2,400   Lennar Corporation                                                                                 135,528
       1,175   Mandalay Resort Group                                                                               82,955
         435   Media General, Inc.                                                                                 27,827
       2,400   Michaels Stores, Inc.                                                                               73,800
         540   Modine Manufacturing Company                                                                        17,026
         920   Mohawk Industries, Inc.(b)                                                                          81,429
         925   Neiman Marcus Group, Inc.                                                                           61,882
         900   O'Reilly Automotive, Inc.(b)                                                                        41,157
       1,245   Outback Steakhouse, Inc.                                                                            57,332
       1,300   Pacific Sunwear of California, Inc.(b)                                                              31,837
       1,225   Payless ShoeSource, Inc.(b)                                                                         14,467
       2,500   PETsMART, Inc.                                                                                      75,575
       1,500   Pier 1 Imports, Inc.                                                                                26,565
       1,715   Reader's Digest Association, Inc.                                                                   27,646
         800   Regis Corporation                                                                                   31,920
       1,200   Rent-A-Center, Inc.(b)                                                                              29,388
       2,620   Ross Stores, Inc.                                                                                   74,984
       1,200   Ruby Tuesday, Inc.(c)                                                                               30,528
         900   Ryland Group, Inc.                                                                                  58,383
       2,435   Saks, Inc.                                                                                          34,650
         610   Scholastic Corporation(b)                                                                           20,892
         700   Thor Industries, Inc.                                                                               24,185
         500   Timberland Company(b)                                                                               32,870
         800   Toll Brothers, Inc.(b,c)                                                                            62,456
         900   Tupperware Corporation                                                                              18,099
         900   Urban Outfitters, Inc.(b)                                                                           37,863
         975   Valassis Communications, Inc.(b)                                                                    33,101
          80   Washington Post Company                                                                             73,160
       1,460   Westwood One, Inc.(b)                                                                               35,259
       2,070   Williams-Sonoma, Inc.(b)                                                                            71,622
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     3,227,264
=========================================================================================================================

Consumer Staples (3.8%)
-------------------------------------------------------------------------------------------------------------------------
       1,230   BJ's Wholesale Club, Inc.(b)                                                                        35,190
       1,165   Church & Dwight Company, Inc.                                                                       40,111
       1,700   Constellation Brands, Inc.(b)                                                                       88,264
       2,657   Dean Foods Company(b)                                                                               93,606
       1,300   Energizer Holdings, Inc.(b)                                                                         73,593
       1,225   Hormel Foods Corporation                                                                            38,588
       1,095   J.M. Smucker Company                                                                                51,082
         545   Lancaster Colony Corporation                                                                        23,059
       1,310   PepsiAmericas, Inc.                                                                                 27,838
         780   Ruddick Corporation                                                                                 16,458
       1,500   Smithfield Foods, Inc.(b)                                                                           45,405
         554   Tootsie Roll Industries, Inc.                                                                       17,822
       4,392   Tyson Foods, Inc.                                                                                   75,411
         450   Universal Corporation                                                                               21,267
       1,100   Whole Foods Market, Inc.                                                                            98,362
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                             746,056
=========================================================================================================================

Energy (6.8%)
-------------------------------------------------------------------------------------------------------------------------
       1,000   Cooper Cameron Corporation(b)                                                                       56,410
       2,780   ENSCO International, Inc.                                                                           95,159
       1,200   FMC Technologies, Inc.(b)                                                                           36,756
         900   Forest Oil Corporation(b)                                                                           30,321
       2,130   Grant Prideco, Inc.(b)                                                                              41,748
       1,410   Hanover Compressor Company(b)                                                                       19,994
         925   Helmerich & Payne, Inc.                                                                             35,058
       1,370   Murphy Oil Corporation                                                                             122,314
       1,500   National-Oilwell, Inc.(b,c)                                                                         55,320
       1,100   Newfield Exploration Company(b)                                                                     67,320
       1,090   Noble Energy, Inc.                                                                                  64,495
         570   Overseas Shipholding Group, Inc.                                                                    31,812
       2,900   Patterson-UTI Energy, Inc.                                                                          56,405
       2,560   Pioneer Natural Resources Company                                                                   98,278
       1,400   Plains Exploration & Production Company(b)                                                          40,292
       1,200   Pogo Producing Company                                                                              51,036
       2,000   Pride International, Inc.(b)                                                                        46,780
       1,850   Smith International, Inc.(b)                                                                       109,520
       1,180   Tidewater, Inc.(c)                                                                                  45,737
       1,655   Varco International, Inc.(b)                                                                        50,660
       2,430   Weatherford International, Ltd.(b)                                                                 131,876
       1,000   Western Gas Resources, Inc.                                                                         30,450
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     1,317,741
=========================================================================================================================

Financials (16.3%)
-------------------------------------------------------------------------------------------------------------------------
       1,375   A.G. Edwards, Inc.                                                                                  58,658
         965   Allmerica Financial Corporation(b)                                                                  31,507
       1,500   AMB Property Corporation                                                                            55,845
         700   American Financial Group, Inc.                                                                      21,553
       2,800   AmeriCredit Corporation(b)                                                                          68,740
         800   AmerUs Group Company(c)                                                                             35,656
       1,600   Arthur J. Gallagher & Company                                                                       47,440
       2,244   Associated Banc-Corp                                                                                74,119
       1,130   Astoria Financial Corporation                                                                       42,533
         985   Bank of Hawaii Corporation                                                                          47,191
       3,100   Banknorth Group, Inc.                                                                              111,166
       1,000   Brown & Brown, Inc.                                                                                 43,260
         710   City National Corporation                                                                           49,551
       2,300   Colonial BancGroup, Inc.                                                                            46,414
       1,400   Commerce Bancorp, Inc.(c)                                                                           80,556
         800   Cullen/Frost Bankers, Inc.                                                                          37,568
       2,000   Developers Diversified Realty Corporation                                                           79,500
       2,400   Eaton Vance Corporation                                                                             60,072
       1,005   Everest Re Group, Ltd.                                                                              87,334
       3,218   Fidelity National Financial, Inc.                                                                  141,013
       1,300   First American Corporation                                                                          48,074
       1,470   FirstMerit Corporation                                                                              38,955
         925   GATX Corporation                                                                                    27,546
         900   Greater Bay Bancorp                                                                                 24,543
       1,200   HCC Insurance Holdings, Inc.                                                                        39,444
       2,775   Hibernia Corporation                                                                                73,038
       1,100   Highwoods Properties, Inc.                                                                          26,950
         830   Horace Mann Educators Corporation                                                                   15,289
       1,000   Hospitality Properties Trust                                                                        42,650
       1,300   Independence Community Bank Corporation                                                             51,090
       1,100   IndyMac Bancorp, Inc.                                                                               40,656
       1,200   Investors Financial Services
               Corporation(c)                                                                                      60,492
         800   Jefferies Group, Inc.                                                                               31,200
       1,000   LaBranche & Company, Inc.(b,c)                                                                       9,980
       1,742   Legg Mason, Inc.                                                                                   134,535
       1,500   Leucadia National Corporation                                                                       54,315
       1,500   Liberty Property Trust                                                                              58,575
         900   Mack-Cali Realty Corporation                                                                        37,782
       1,390   Mercantile Bankshares Corporation                                                                   70,376
       1,600   MoneyGram International, Inc.                                                                       31,040
       1,800   New Plan Excel Realty Trust, Inc.                                                                   45,486
       4,000   New York Community Bancorp, Inc.(c)                                                                 71,320
       1,115   Ohio Casualty Corporation(b)                                                                        25,634
       3,177   Old Republic International Corporation                                                              73,706
       1,670   PMI Group, Inc.                                                                                     66,416
       1,255   Protective Life Corporation                                                                         51,656
       1,600   Radian Group, Inc.                                                                                  76,704
       1,000   Raymond James Financial, Inc.                                                                       31,170
         922   Rayonier, Inc. REIT                                                                                 41,029
       1,300   SEI Investments Company                                                                             48,568
         700   Silicon Valley Bancshares(b)                                                                        30,548
         500   StanCorp Financial Group, Inc.                                                                      42,500
       2,120   TCF Financial Corporation                                                                           59,593
       2,400   United Dominion Realty Trust, Inc.                                                                  53,328
         815   Unitrin, Inc.                                                                                       34,906
       1,300   W.R. Berkley Corporation                                                                            62,010
       1,500   Waddell & Reed Financial, Inc.                                                                      32,805
       1,430   Washington Federal, Inc.                                                                            37,252
         970   Webster Financial Corporation                                                                       43,504
       1,500   Weingarten Realty Investors                                                                         53,625
         625   Westamerica Bancorporation                                                                          32,450
       1,170   Wilmington Trust Corporation                                                                        40,681
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 3,191,097
=========================================================================================================================

Health Care (10.2%)
-------------------------------------------------------------------------------------------------------------------------
         845   Apria Healthcare Group, Inc.(b)                                                                     27,716
       1,475   Barr Pharmaceuticals, Inc.(b)                                                                       70,136
       1,110   Beckman Coulter, Inc.                                                                               74,370
       1,000   Cephalon, Inc.(b,c)                                                                                 49,200
       1,200   Charles River Laboratories International,
               Inc.(b)                                                                                             56,856
         900   Community Health Systems, Inc.(b)                                                                   26,082
       1,070   Covance, Inc.(b)                                                                                    45,475
       1,878   Coventry Health Care, Inc.(b)                                                                      106,836
       2,000   Cytyc Corporation(b)                                                                                50,100
       1,232   Dentsply International, Inc.                                                                        69,078
       1,100   Edwards Lifesciences Corporation(b)                                                                 44,770
         900   Gen-Probe, Inc.(b)                                                                                  43,929
       2,050   Health Net, Inc.(b)                                                                                 59,634
         800   Henry Schein, Inc.(b)                                                                               54,448
       1,030   Hillenbrand Industries, Inc.                                                                        55,960
         700   INAMED Corporation(b)                                                                               48,440
         900   Invitrogen Corporation(b)                                                                           61,839
       3,425   IVAX Corporation(b)                                                                                 51,478
         600   LifePoint Hospitals, Inc.(b)                                                                        22,680
       1,730   Lincare Holdings, Inc.(b)                                                                           71,795
       5,422   Millennium Pharmaceuticals, Inc.(b)                                                                 49,937
       1,885   Omnicare, Inc.                                                                                      57,964
       1,450   PacifiCare Health Systems, Inc.(b)                                                                  89,218
         600   Par Pharmaceutical Companies, Inc.(b)                                                               22,740
       2,400   Patterson Companies, Inc.(b)                                                                       111,792
       1,130   Perrigo Company                                                                                     19,380
       1,700   Protein Design Labs, Inc.(b)                                                                        34,289
       1,200   Renal Care Group, Inc.(b)                                                                           45,792
       1,870   Sepracor, Inc.(b)                                                                                  106,927
       1,280   STERIS Corporation(b)                                                                               30,362
         800   Techne Corporation(b)                                                                               27,896
       1,400   Triad Hospitals, Inc.(b)                                                                            56,966
       1,000   Universal Health Services, Inc.                                                                     43,040
       1,470   Valeant Pharmaceuticals International(c)                                                            36,706
       2,400   Varian Medical Systems, Inc.(b)                                                                     90,552
         600   Varian, Inc.(b)                                                                                     23,958
       1,300   VCA Antech, Inc.(b)                                                                                 24,115
       1,400   Vertex Pharmaceuticals, Inc.(b,c)                                                                   14,238
         850   VISX, Inc.(b)                                                                                       22,848
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                1,999,542
=========================================================================================================================

Industrials (11.5%)
-------------------------------------------------------------------------------------------------------------------------
       1,630   Adesa, Inc.                                                                                         33,692
       1,610   AGCO Corporation(b)                                                                                 33,053
       1,600   AirTran Holdings, Inc.(b,c)                                                                         13,664
         435   Alaska Air Group, Inc.(b,c)                                                                         12,959
         750   Alexander & Baldwin, Inc.                                                                           34,500
         700   Alliant Techsystems, Inc.(b)                                                                        46,606
       1,220   AMETEK, Inc.                                                                                        46,604
         510   Banta Corporation                                                                                   22,088
       1,005   Brink's Company                                                                                     35,587
       1,510   C.H. Robinson Worldwide, Inc.                                                                       77,765
       1,800   Career Education Corporation(b)                                                                     72,522
         565   Carlisle Companies, Inc.                                                                            35,635
       1,500   ChoicePoint, Inc.(b)                                                                                69,000
         915   CNF, Inc.                                                                                           42,923
       1,200   Copart, Inc.(b)                                                                                     27,576
       1,600   Corinthian Colleges, Inc.(b,c)                                                                      30,768
         900   Crane Company                                                                                       25,650
         900   Deluxe Corporation                                                                                  34,443
       1,095   DeVry, Inc.(b)                                                                                      19,425
       1,190   Donaldson Company, Inc.                                                                             37,104
       1,200   Dun & Bradstreet Corporation(b)                                                                     69,720
         900   Dycom Industries, Inc.(b)                                                                           24,408
       1,100   Education Management Corporation(b)                                                                 35,134
       1,900   Expeditors International of Washington, Inc.                                                       106,666
       1,070   Fastenal Company(c)                                                                                 64,339
         895   Federal Signal Corporation(c)                                                                       14,794
       1,000   Flowserve Corporation(b)                                                                            24,950
       1,200   Graco, Inc.                                                                                         42,780
         630   Granite Construction, Inc.                                                                          15,687
         730   Harsco Corporation                                                                                  39,851
       1,280   Herman Miller, Inc.                                                                                 34,202
         915   HNI Corporation                                                                                     36,920
       1,055   Hubbell, Inc.                                                                                       52,244
         800   ITT Educational Services, Inc.(b)                                                                   39,296
       1,020   Jacobs Engineering Group, Inc.(b)                                                                   51,806
       1,080   JB Hunt Transport Services, Inc.                                                                    47,650
       1,700   JetBlue Airways Corporation(b,c)                                                                    33,643
         490   Kelly Services, Inc.                                                                                14,259
         665   Kennametal, Inc.                                                                                    32,545
         600   Korn/Ferry International(b,c)                                                                       11,838
         900   Laureate Education, Inc.(b)                                                                         39,924
       1,550   Manpower, Inc.                                                                                      75,408
         560   Nordson Corporation                                                                                 21,073
       1,730   Pentair, Inc.                                                                                       76,674
       1,200   Precision Castparts Corporation                                                                     84,360
       1,400   Quanta Services, Inc.(b,c)                                                                          10,472
       2,400   Republic Services, Inc.                                                                             79,128
         360   Rollins, Inc.                                                                                        8,928
          75   Sequa Corporation(b)                                                                                 4,406
         605   Sotheby's Holdings, Inc.(b)                                                                         10,854
       1,340   SPX Corporation                                                                                     56,146
         800   Stericycle, Inc.(b)                                                                                 41,144
         950   Swift Transportation Company, Inc.(b)                                                               21,185
         385   Tecumseh Products Company                                                                           15,643
         635   Teleflex, Inc.                                                                                      32,226
       1,100   Thomas & Betts Corporation(b)                                                                       32,131
         720   Trinity Industries, Inc.(c)                                                                         21,780
       1,200   United Rentals, Inc.(b)                                                                             20,412
         875   Werner Enterprises, Inc.                                                                            18,655
         720   York International Corporation                                                                      26,150
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                2,240,995
=========================================================================================================================

Information Technology (12.7%)
-------------------------------------------------------------------------------------------------------------------------
       6,700   3Com Corporation(b)                                                                                 24,589
       2,550   Activision, Inc.(b)                                                                                 57,630
       1,445   Acxiom Corporation                                                                                  33,351
       1,090   ADTRAN, Inc.                                                                                        19,522
         400   Advent Software, Inc.(b)                                                                             7,700
         800   Alliance Data Systems Corporation(b)                                                                34,736
       1,600   Amphenol Corporation(b)                                                                             62,928
       2,025   Arrow Electronics, Inc.(b)                                                                          47,810
       1,078   Ascential Software Corporation(b)                                                                   15,426
       7,490   Atmel Corporation(b)                                                                                22,919
       2,060   Avnet, Inc.(b)                                                                                      36,915
         900   Avocent Corporation(b)                                                                              32,859
       2,200   BISYS Group, Inc.(b)                                                                                33,814
         417   Cabot Microelectronics Corporation(b,c)                                                             12,689
       4,780   Cadence Design Systems, Inc.(b)                                                                     63,717
       1,150   CDW Corporation                                                                                     67,275
       2,600   Ceridian Corporation(b)                                                                             46,020
       1,100   Certegy, Inc.                                                                                       38,500
       1,370   CheckFree Corporation(b)                                                                            53,430
       2,300   Cognizant Technology Solutions
               Corporation(b)                                                                                      87,170
         900   CommScope, Inc.(b,c)                                                                                13,527
       1,700   Credence Systems Corporation(b)                                                                     13,600
       1,300   Cree, Inc.(b,c)                                                                                     31,239
         945   CSG Systems International, Inc.(b)                                                                  17,123
       2,340   Cypress Semiconductor Corporation(b,c)                                                              26,676
       1,290   Diebold, Inc.                                                                                       69,454
       1,290   DST Systems, Inc.(b)                                                                                62,539
       1,400   Fair Isaac Corporation                                                                              48,370
       2,100   Fairchild Semiconductor International, Inc.(b)                                                      29,967
       1,100   Gartner Group, Inc.(b,c)                                                                            12,430
       1,195   Harris Corporation                                                                                  77,400
         600   Imation Corporation                                                                                 20,694
       1,300   Integrated Circuit Systems, Inc.(b)                                                                 24,700
       1,905   Integrated Device Technology, Inc.(b)                                                               22,365
       1,200   International Rectifier Corporation(b)                                                              46,980
       2,700   Intersil Corporation                                                                                40,041
       1,300   Jack Henry & Associates, Inc.                                                                       27,027
         915   Keane, Inc.(b)                                                                                      11,959
       1,500   KEMET Corporation(b)                                                                                12,675
       2,400   Lam Research Corporation(b)                                                                         64,224
       2,000   Lattice Semiconductor Corporation(b)                                                                 8,980
       1,100   LTX Corporation(b)                                                                                   6,391
       1,300   Macromedia, Inc.(b)                                                                                 44,512
         900   Macrovision Corporation(b)                                                                          20,997
       2,795   McAfee, Inc.(b)                                                                                     72,251
       2,100   McDATA Corporation(b,c)                                                                              8,820
       1,350   Mentor Graphics Corporation(b)                                                                      18,806
       1,200   Micrel, Inc.(b)                                                                                     10,368
       3,660   Microchip Technology, Inc.                                                                          95,343
       1,825   MPS Group, Inc.(b)                                                                                  20,604
         950   National Instruments Corporation                                                                    25,973
         800   Newport Corporation(b)                                                                              10,400
         900   Plantronics, Inc.                                                                                   33,489
         800   Plexus Corporation(b)                                                                                9,216
       1,690   Polycom, Inc.(b)                                                                                    29,203
       1,800   Powerwave Technologies, Inc.(b,c)                                                                   14,166
       1,000   Retek, Inc.(b)                                                                                       6,280
         955   Reynolds and Reynolds Company                                                                       26,043
       3,400   RF Micro Devices, Inc.(b,c)                                                                         18,598
       1,200   RSA Security, Inc.(b)                                                                               21,132
       2,900   SanDisk Corporation(b)                                                                              71,630
       1,300   Semtech Corporation(b)                                                                              23,894
         800   Silicon Laboratories, Inc.(b,c)                                                                     27,280
       1,860   Storage Technology Corporation(b)                                                                   58,571
       1,700   Sybase, Inc.(b)                                                                                     33,099
       2,800   Synopsys, Inc.(b)                                                                                   47,600
       1,045   Tech Data Corporation(b)                                                                            43,921
       1,500   Titan Corporation(b)                                                                                25,200
         585   Transaction Systems Architects, Inc.(b)                                                             12,425
       2,415   TriQuint Semiconductor, Inc.(b)                                                                      8,163
       1,600   UTStarcom, Inc.(b,c)                                                                                26,288
       2,895   Vishay Intertechnology, Inc.(b)                                                                     37,838
       1,300   Wind River Systems, Inc.(b)                                                                         16,315
       1,300   Zebra Technologies Corporation(b)                                                                   66,209
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     2,471,995
=========================================================================================================================

Materials (4.6%)
-------------------------------------------------------------------------------------------------------------------------
       1,095   Airgas, Inc.                                                                                        25,754
         780   Albemarle Corporation                                                                               27,386
       1,100   Arch Coal, Inc.                                                                                     40,205
       1,045   Bowater, Inc.                                                                                       39,710
       1,075   Cabot Corporation                                                                                   37,625
       2,020   Crompton Corporation                                                                                23,533
         765   Cytec Industries, Inc.                                                                              39,015
         790   Ferro Corporation                                                                                   15,666
         700   FMC Corporation(b)                                                                                  33,033
         640   Glatfelter Company                                                                                   8,691
         920   Longview Fibre Company                                                                              14,288
       1,170   Lubrizol Corporation                                                                                42,155
       3,410   Lyondell Chemical Company                                                                          100,322
         905   Martin Marietta Materials, Inc.                                                                     48,888
         370   Minerals Technologies, Inc.                                                                         23,118
       1,285   Olin Corporation(c)                                                                                 28,617
       1,100   Packaging Corporation of America                                                                    24,541
         900   Peabody Energy Corporation                                                                          76,275
         600   Potlatch Corporation                                                                                27,612
       2,015   RPM International, Inc.                                                                             35,524
         400   Scotts Company(b)                                                                                   27,184
         810   Sensient Technologies Corporation                                                                   18,428
       1,675   Sonoco Products Company                                                                             43,483
         800   Steel Dynamics, Inc.(c)                                                                             30,240
         900   Valspar Corporation                                                                                 44,100
       1,200   Worthington Industries, Inc.                                                                        24,576
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                    899,969
=========================================================================================================================

Telecommunications Services (0.5%)
-------------------------------------------------------------------------------------------------------------------------
       4,360   Cincinnati Bell, Inc.(b)                                                                            18,530
         935   Telephone and Data Systems, Inc.                                                                    76,969
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                   95,499
=========================================================================================================================

Utilities (6.8%)
-------------------------------------------------------------------------------------------------------------------------
       1,385   AGL Resources, Inc.                                                                                 47,990
       2,075   Alliant Energy Corporation                                                                          57,062
       1,625   Aqua America, Inc.                                                                                  39,049
       4,295   Aquila, Inc.(b,c)                                                                                   15,892
         570   Black Hills Corporation                                                                             16,980
       2,345   DPL, Inc.                                                                                           60,947
       1,350   Duquesne Light Holdings, Inc.(c)                                                                    25,056
       2,665   Energy East Corporation                                                                             69,823
       1,100   Equitable Resources, Inc.                                                                           62,744
       1,330   Great Plains Energy, Inc.                                                                           40,312
       1,470   Hawaiian Electric Industries, Inc.(c)                                                               42,792
         725   IDACORP, Inc.(c)                                                                                    21,960
       2,100   MDU Resources Group, Inc.                                                                           56,154
       1,270   National Fuel Gas Company                                                                           35,814
       2,225   Northeast Utilities Service Company                                                                 41,608
         915   NSTAR                                                                                               51,496
       1,565   OGE Energy Corporation(c)                                                                           40,925
       1,900   ONEOK, Inc.                                                                                         52,630
       3,432   Pepco Holdings, Inc.                                                                                74,989
       1,095   PNM Resources, Inc.                                                                                 27,627
       1,725   Puget Energy, Inc.                                                                                  41,434
       1,605   Questar Corporation                                                                                 81,534
       2,090   SCANA Corporation                                                                                   81,614
       2,170   Sierra Pacific Resources(b,c)                                                                       21,353
       1,340   Vectren Corporation(c)                                                                              36,997
       1,500   Westar Energy, Inc.                                                                                 34,950
         980   WGL Holdings, Inc.                                                                                  29,753
       2,110   Wisconsin Energy Corporation                                                                        72,120
         700   WPS Resources Corporation(c)                                                                        35,770
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  1,317,375
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $12,812,269)                                                           17,507,533
=========================================================================================================================

   Shares or
   Principal
      Amount   Collateral Held for Securities Loaned (6.4%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,254,915   Thrivent Financial Securities Lending Trust                      2.400%              N/A        $1,254,915
         $11   U.S. Treasury Bills                                        Zero Coupon          2/3/2005                11
          66   U.S. Treasury Bills                                        Zero Coupon         3/10/2005                66
          25   U.S. Treasury Bills                                        Zero Coupon         4/28/2005                25
          70   U.S. Treasury Bonds                                              11.25         2/15/2015               114
          81   U.S. Treasury Bonds                                               7.25         5/15/2016               103
       2,626   U.S. Treasury Bonds                                              8.875         8/15/2017             3,872
       1,092   U.S. Treasury Bonds                                              8.875         2/15/2019             1,637
         476   U.S. Treasury Bonds                                              8.125         8/15/2019               679
       1,250   U.S. Treasury Bonds                                               8.75         8/15/2020             1,888
          23   U.S. Treasury Bonds                                              7.875         2/15/2021                32
           2   U.S. Treasury Bonds                                               6.25         8/15/2023                 3
          86   U.S. Treasury Bonds                                              6.375         8/15/2027               108
          21   U.S. Treasury Principal Strips                             Zero Coupon         5/15/2017                12
         914   U.S. Treasury Principal Strips                             Zero Coupon        11/15/2018               485
         288   U.S. Treasury Principal Strips                             Zero Coupon        11/15/2022               123
         128   U.S. Treasury Strips                                       Zero Coupon         8/15/2012                94
         814   U.S. Treasury Strips                                       Zero Coupon         5/15/2014               549
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned(cost $1,264,716)                                                                          1,264,716
=========================================================================================================================

      Shares   Short-Term Investments (3.9%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     765,138   Thrivent Money Market Fund(e)                                    1.950%              N/A          $765,138
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                   765,138
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $14,842,123)                                                           $19,537,387
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the coupon rate or yield.

(e) At January 31, 2005, $30,800 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition $765,138 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                               Notional
                                     Number of     Expiration                                  Principal       Unrealized
Type                                 Contracts        Date       Position        Value          Amount            Gain
-------------------------------------------------------------------------------------------------------------------------
S&P 400 Mini Futures                   11          March 2005      Long         $711,755        $710,473         $1,282

The accompanying notes to the Schedule of Investments are an integral part of this schedule.


Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)







[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Partner International Stock Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Partner International Stock Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (77.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Australia (1.7%)
-------------------------------------------------------------------------------------------------------------------------
     105,031   BHP Billiton, Ltd.(b)                                                                           $1,337,151
      67,300   Brambles Industries, Ltd.(b,c)                                                                     382,172
     334,500   Lend Lease Corporation, Ltd.(b)                                                                  3,536,098
      10,400   Macquarie Bank, Ltd.(b)                                                                            393,716
      56,395   News Corporation(c)                                                                                948,803
-------------------------------------------------------------------------------------------------------------------------
               Total Australia                                                                                  6,597,940
=========================================================================================================================

Belgium (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      22,170   Fortis(b,c)                                                                                        599,390
       8,022   UCB SA(c)                                                                                          392,577
-------------------------------------------------------------------------------------------------------------------------
               Total Belgium                                                                                      991,967
=========================================================================================================================

Bermuda (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      52,000   Esprit Holdings, Ltd.(b)                                                                           300,679
-------------------------------------------------------------------------------------------------------------------------
               Total Bermuda                                                                                      300,679
=========================================================================================================================

Brazil (1.5%)
-------------------------------------------------------------------------------------------------------------------------
     124,690   Petroleo Brasileiro SA ADR                                                                       4,898,296
      54,400   Tele Norte Leste Participacoes SA(c)                                                               783,904
-------------------------------------------------------------------------------------------------------------------------
               Total Brazil                                                                                     5,682,200
=========================================================================================================================

Canada (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     342,600   Abitibi Consolidated, Inc.                                                                       1,863,757
       6,700   Research in Motion, Ltd.(d)                                                                        477,643
      18,000   Telus Corporation                                                                                  511,399
-------------------------------------------------------------------------------------------------------------------------
               Total Canada                                                                                     2,852,799
=========================================================================================================================

Denmark (0.2%)
-------------------------------------------------------------------------------------------------------------------------
      14,172   Novo Nordisk A/S(b)                                                                                756,781
-------------------------------------------------------------------------------------------------------------------------
               Total Denmark                                                                                      756,781
=========================================================================================================================

Finland (1.3%)
-------------------------------------------------------------------------------------------------------------------------
      95,389   Nokia Oyj(b)                                                                                     1,459,411
     238,000   Stora Enso Oyj(b)                                                                                3,432,617
-------------------------------------------------------------------------------------------------------------------------
               Total Finland                                                                                    4,892,028
=========================================================================================================================

France (7.5%)
-------------------------------------------------------------------------------------------------------------------------
      30,400   Accor SA(b,c)                                                                                    1,330,221
     185,656   Axa SA(b,c)                                                                                      4,508,578
      23,314   BNP Paribas SA(b,c)                                                                              1,681,948
      56,600   Carrefour SA(b,c)                                                                                2,919,301
      17,344   Compagnie de Saint-Gobain(b,c)                                                                   1,071,349
      47,748   Credit Agricole SA(b,c)                                                                          1,423,178
      51,900   France Telecom SA(b)                                                                             1,629,901
       8,400   Groupe Danone(b,c)                                                                                 782,739
       5,230   Hermes International(c)                                                                          1,026,092
       4,528   L'Oreal SA(b,c)                                                                                    339,269
       2,018   Lafarge SA(b,c)                                                                                    208,345
      13,900   LVMH Moet Hennessy Louis Vuitton SA(b,c)                                                           966,122
      36,110   Sanofi-Aventis(b,c)                                                                              2,689,374
      11,463   Schneider Electric SA(b,c)                                                                         876,556
       8,169   Societe Generale(b,c)                                                                              813,975
      24,593   Societe Television Francaise 1(b,c)                                                                799,928
      22,978   Sodexho Alliance SA(c)                                                                             686,554
      19,300   Thomson(b,c)                                                                                       490,461
      16,916   Total SA(b,c)
      11,106   Vivendi Universal SA(b,c)                                                                          351,293
-------------------------------------------------------------------------------------------------------------------------
               Total France                                                                                    28,231,427
=========================================================================================================================

Germany (3.6%)
-------------------------------------------------------------------------------------------------------------------------
      21,300   Adidas-Salomon AG(b)                                                                             3,189,580
       3,544   Allianz AG(b)                                                                                      420,268
       8,328   Bayer AG(b)                                                                                        269,770
       8,455   Depfa Bank plc(b)                                                                                  149,393
       7,607   Deutsche Bank AG(b)                                                                                647,591
       5,657   E.ON AG(b)                                                                                         506,084
      24,789   Hypo Real Estate Holding AG(b,d)                                                                   982,731
         833   Lanxess(d)                                                                                          16,111
      65,800   Metro AG(b)                                                                                      3,434,201
       2,943   Rhoen-Klinikum AG(b)                                                                               193,957
       4,060   SAP AG(b)                                                                                          631,108
      41,075   Siemens AG(b,c)                                                                                  3,272,662
-------------------------------------------------------------------------------------------------------------------------
               Total Germany                                                                                   13,713,456
=========================================================================================================================

Greece (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      16,490   National Bank of Greece SA(b)                                                                      556,937
-------------------------------------------------------------------------------------------------------------------------
               Total Greece                                                                                       556,937
=========================================================================================================================

Hong Kong (1.3%)
-------------------------------------------------------------------------------------------------------------------------
      83,000   Cheung Kong Holdings, Ltd.(b)                                                                      761,075
   1,066,000   China Telecom Corporation, Ltd.(b)                                                                 398,047
     256,000   Li & Fung, Ltd.(b)                                                                                 422,599
      74,000   Sun Hung Kai Properties, Ltd.(b)                                                                   685,332
     342,000   Swire Pacific, Ltd.(b)                                                                           2,684,976
-------------------------------------------------------------------------------------------------------------------------
               Total Hong Kong                                                                                  4,952,029
=========================================================================================================================

Indonesia (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     717,500   PT Telekomunikasi Indonesia(b)                                                                     375,334
-------------------------------------------------------------------------------------------------------------------------
               Total Indonesia                                                                                    375,334
=========================================================================================================================

Italy (3.6%)
-------------------------------------------------------------------------------------------------------------------------
      70,350   Alleanza Assicurazioni SPA(b,c)                                                                    952,802
      90,497   Banca Intesa SPA(b,c)                                                                              420,715
      20,000   Banco Popolare di Verona e Novara
               Scrl(b,c)                                                                                          384,555
      82,389   Eni SPA(b,c)                                                                                     2,009,256
      29,419   Mediaset SPA(b,c)                                                                                  410,175
      45,625   Mediolanum SPA(b,c)                                                                                337,718
     160,400   Riunione Adriatica di Sicurta SPA(b,c)                                                           3,628,038
     239,100   Saipem SPA(b,c)                                                                                  3,026,886
       8,132   Telecom Italia Mobile SPA(b)                                                                        56,665
     240,005   Telecom Italia SPA(b)                                                                              770,419
     259,993   UniCredito Italiano SPA(b,c)                                                                     1,431,029
-------------------------------------------------------------------------------------------------------------------------
               Total Italy                                                                                     13,428,258
=========================================================================================================================

Japan (14.4%)
-------------------------------------------------------------------------------------------------------------------------
       3,550   Aiful Corporation(b)                                                                               402,437
     160,000   Bridgestone Corporation(b,c)                                                                     3,143,911
      14,200   Canon, Inc.(b)                                                                                     741,536
      10,800   Credit Saison Company, Ltd.(b)                                                                     366,708
      60,000   Dai Nippon Printing Company, Ltd.(b)                                                               946,586
     151,500   Daiichi Pharmaceutical Company, Ltd.(b,c)                                                        3,504,143
      19,000   Daikin Industries, Ltd.(b)                                                                         511,800
      13,400   Daito Trust Construction Company, Ltd.(b)                                                          620,185
      98,000   Daiwa Securities Group, Inc.(b)                                                                    663,900
      14,500   Fanuc, Ltd.(b)                                                                                     978,064
       9,000   Fujisawa Pharmaceutical Company, Ltd.(b)                                                           232,037
       4,900   Funai Electric Company, Ltd.(b,c)                                                                  562,301
     490,000   Hitachi, Ltd.(b)                                                                                 3,261,877
       6,000   Hoya Corporation(b)                                                                                618,609
      29,700   JSR Corporation(b)                                                                                 631,828
         269   KDDI Corporation(b)                                                                              1,374,175
       2,100   Keyence Corporation(b)                                                                             481,952
      48,900   Kyocera Corporation(b)                                                                           3,526,461
      33,100   Leopalace21 Corporation(b,c)                                                                       604,013
      31,300   MARUI Company, Ltd.(b,c)                                                                           417,578
      10,500   Matsui Securities Company, Ltd.(b,c)                                                               374,717
      83,700   Mitsubishi Corporation(b,c)                                                                        983,406
      38,000   Mitsubishi Estate Company, Ltd.(b,c)                                                               479,945
          49   Mitsubishi Tokyo Financial Group, Inc.(b)                                                          463,597
     118,000   Mitsui Fudosan Company, Ltd.(b)                                                                  1,467,546
      63,000   Mitsui Trust Holdings, Inc.(b)                                                                     665,961
     110,000   NEC Corporation(b)                                                                                 631,743
       2,900   Nidec Corporation(b)                                                                               325,937
      80,900   Nissan Motor Company, Ltd.(b)                                                                      854,960
     107,000   Nomura Holdings, Inc.(b)                                                                         1,407,460
         148   NTT DoCoMo, Inc.(b)                                                                                256,726
      56,000   OJI Paper Company, Ltd.(b,c)                                                                       315,922
       5,700   ORIX Corporation(b)                                                                                755,361
     235,000   Resona Holdings, Inc.(b)                                                                           479,791
       5,900   Rohm Company, Ltd.(b)                                                                              536,795
      32,500   Secom Company, Ltd.(b)                                                                           1,292,558
       5,300   Sega Sammy Holdings, Inc.(c,d)                                                                     341,704
      32,100   Seven-Eleven Japan Company, Ltd.(b)                                                                973,926
      23,050   Shin-Etsu Chemical Company, Ltd.(b)                                                                911,253
       3,200   SMC Corporation(b)                                                                                 373,694
     165,000   Sompo Japan Insurance, Inc.(b)                                                                   1,619,892
         211   Sumitomo Mitsui Financial Group, Inc.(b,c)                                                       1,480,347
     614,000   Sumitomo Trust and Banking Company, Ltd.(b)                                                      4,172,997
      33,000   Suzuki Motor Corporation(b)                                                                        603,894
       9,150   T&D Holdings, Inc.(b,d)                                                                            429,483
      82,700   Takeda Pharmaceutical Company, Ltd.(b)                                                           3,923,034
       1,250   Takefuji Corporation(b)                                                                             87,719
      96,000   Teijin, Ltd.(b)                                                                                    397,912
      84,000   Toray Industries, Inc.(b)                                                                          391,748
      40,000   Toyota Motor Corporation(b)                                                                      1,557,590
          78   UFJ Holdings, Inc.(b,d)                                                                            466,018
      14,000   Uniden Corporation(b,c)                                                                            268,663
       4,570   USS Company, Ltd.(b)                                                                               378,340
      22,600   Yamanouchi Pharmaceutical Company,
               Ltd.(b,c)                                                                                          821,968
      27,000   Yamato Transport Company, Ltd.(b)                                                                  404,208
-------------------------------------------------------------------------------------------------------------------------
               Total Japan                                                                                     54,486,916
=========================================================================================================================

Malaysia (0.1%)
-------------------------------------------------------------------------------------------------------------------------
     328,500   Astro All Asia Networks plc(d)                                                                     475,461
-------------------------------------------------------------------------------------------------------------------------
               Total Malaysia                                                                                     475,461
=========================================================================================================================

Mexico (1.9%)
-------------------------------------------------------------------------------------------------------------------------
      20,700   America Movil SA de CV ADR                                                                       1,098,342
      51,700   Grupo Financiero Banorte SA De CV                                                                  331,853
     199,000   Grupo Modelo SA                                                                                    535,776
      10,500   Grupo Televisia SA ADR                                                                             617,715
      93,600   Telefonos de Mexico SA de CV ADR                                                                 3,486,600
     295,611   Wal-Mart de Mexico SA de CV                                                                      1,018,576
-------------------------------------------------------------------------------------------------------------------------
               Total Mexico                                                                                     7,088,862
=========================================================================================================================

Netherlands (4.6%)
-------------------------------------------------------------------------------------------------------------------------
     149,400   ABN AMRO Holding NV(b)                                                                           4,048,504
      47,590   ASML Holding NV(b,c,d)                                                                             779,177
     198,160   ING Groep NV(b)                                                                                  5,714,298
      43,700   Koninklijke (Royal) KPN NV(b)                                                                      420,702
      38,625   Koninklijke (Royal) Philips Electronics
               NV(b)                                                                                            1,008,983
      18,580   Reed Elsevier NV(b)                                                                                250,616
       7,950   Royal Dutch Petroleum Company(b,c)                                                                 464,492
      20,634   Royal Numico NV(b)                                                                                 790,940
      20,540   STMicroelectronics NV(b,c)                                                                         342,864
     118,400   VNU NV(b)                                                                                        3,461,429
-------------------------------------------------------------------------------------------------------------------------
               Total Netherlands                                                                               17,282,005
=========================================================================================================================

Norway (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      12,000   Orkla ASA                                                                                          392,867
-------------------------------------------------------------------------------------------------------------------------
               Total Norway                                                                                       392,867
=========================================================================================================================

Portugal (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     322,100   Portugal Telecom SGPS SA(b)                                                                      3,992,680
-------------------------------------------------------------------------------------------------------------------------
               Total Portugal                                                                                   3,992,680
=========================================================================================================================

Russia (0.4%)
-------------------------------------------------------------------------------------------------------------------------
      13,800   AO VimpelCom(d)                                                                                    499,560
       2,680   LUKOIL ADR                                                                                         333,070
       9,200   Mining and Metallurgical Company Norilsk
               Nickel                                                                                             527,160
       7,600   Mobile Telesystems ADR(c)                                                                          273,448
-------------------------------------------------------------------------------------------------------------------------
               Total Russia                                                                                     1,633,238
=========================================================================================================================

Singapore (1.6%)
-------------------------------------------------------------------------------------------------------------------------
     283,100   Keppel Corporation, Ltd.(b,c)                                                                    1,591,906
     490,472   United Overseas Bank, Ltd.(b)                                                                    4,171,020
      33,000   Venture Corporation, Ltd.(b)                                                                       316,478
-------------------------------------------------------------------------------------------------------------------------
               Total Singapore                                                                                  6,079,404
=========================================================================================================================

South Africa (0.1%)
-------------------------------------------------------------------------------------------------------------------------
      30,900   Standard Bank Group, Ltd.                                                                          336,124
-------------------------------------------------------------------------------------------------------------------------
               Total South Africa                                                                                 336,124
=========================================================================================================================

South Korea (0.7%)
-------------------------------------------------------------------------------------------------------------------------
      14,600   Hyundai Motor Company GDR                                                                          414,295
      26,600   Kookmin Bank ADR(d)                                                                              1,154,440
       1,900   Samsung Electronics Company, Ltd.(b)                                                               917,449
-------------------------------------------------------------------------------------------------------------------------
               Total South Korea                                                                                2,486,184
=========================================================================================================================

Spain (5.1%)
-------------------------------------------------------------------------------------------------------------------------
     336,687   Banco Bilbao Vizcaya Argentaria SA(b,c)                                                          5,679,920
      87,892   Banco Santander Central Hispano SA(b,c)                                                          1,043,281
      27,273   Endesa SA(b,c)                                                                                     621,167
      23,950   Gas Natural SDG SA(b)                                                                              692,633
     171,900   Iberdrola SA(b,c)                                                                                4,260,054
      20,000   Industria de Diseno Textil SA
               (Inditex)(b,c)                                                                                     566,333
     184,349   Repsol YPF SA(b,c)                                                                               4,718,935
      66,867   Telefonica SA(b)                                                                                 1,217,169
       8,450   Telefonica SA ADR                                                                                  460,610
-------------------------------------------------------------------------------------------------------------------------
               Total Spain                                                                                     19,260,102
=========================================================================================================================

Sweden (2.7%)
-------------------------------------------------------------------------------------------------------------------------
      74,500   Atlas Copco AB(b,c)                                                                              3,471,402
     140,800   Electrolux AB(b)                                                                                 2,999,856
      26,680   Hennes & Mauritz AB(b,c)                                                                           881,330
     110,889   Securitas AB(b)                                                                                  1,754,543
      20,300   Tele2 AB(b,c)                                                                                      695,424
     157,521   Telefonaktiebolaget LM Ericsson(b,d)                                                               462,530
-------------------------------------------------------------------------------------------------------------------------
               Total Sweden                                                                                    10,265,085
=========================================================================================================================

Switzerland (6.1%)
-------------------------------------------------------------------------------------------------------------------------
      27,770   Adecco SA(b,c)                                                                                   1,443,243
      38,420   Credit Suisse Group(b,d)                                                                         1,548,153
       5,750   Givaudan SA(b)                                                                                   3,634,057
      64,000   Holcim, Ltd.(b,c)                                                                                4,003,201
      21,271   Nestle SA(b,c)                                                                                   5,587,662
       7,700   Roche Holding AG(b)                                                                                821,411
      24,000   Swatch Group AG(b)                                                                               3,357,912
      32,530   UBS AG(b)                                                                                        2,645,082
-------------------------------------------------------------------------------------------------------------------------
               Total Switzerland                                                                               23,040,721
=========================================================================================================================

Taiwan (0.4%)
-------------------------------------------------------------------------------------------------------------------------
     506,000   E. Sun Financial Holdings Company, Ltd.(b)                                                         404,360
      23,000   Far EasTone Telecommunications Company,
               Ltd.                                                                                               395,680
     368,507   Taiwan Semiconductor Manufacturing
               Company, Ltd.(b)                                                                                   612,937
-------------------------------------------------------------------------------------------------------------------------
               Total Taiwan                                                                                     1,412,977
=========================================================================================================================

Thailand (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     149,900   Bangkok Bank Public Company, Ltd.(b)                                                               415,387
     281,200   Kasikornbank Public Company, Ltd.(b,d)                                                             400,526
     215,300   True Corporation Public Company, Ltd.(b,d)                                                          56,832
-------------------------------------------------------------------------------------------------------------------------
               Total Thailand                                                                                     872,745
=========================================================================================================================

Turkey (0.3%)
-------------------------------------------------------------------------------------------------------------------------
     105,000   Turkiye Garanti Bankasi AS                                                                         420,629
     113,500   Turkiye Is Bankasi (Isbank)                                                                        667,147
-------------------------------------------------------------------------------------------------------------------------
               Total Turkey                                                                                     1,087,776
=========================================================================================================================

United Kingdom (16.0%)
-------------------------------------------------------------------------------------------------------------------------
      39,089   AstraZeneca plc(b)                                                                               1,467,600
      16,768   Autonomy Corporation plc(d)                                                                         54,555
      56,549   British Sky Broadcasting Group plc(b)                                                              603,310
      33,639   Cadbury Schweppes plc(b)                                                                           301,888
      37,800   Capita Group plc(b)                                                                                255,745
       7,228   Carnival plc(b)                                                                                    434,574
     113,850   Centricia plc(b)                                                                                   501,223
     317,350   Compass Group plc(b)                                                                             1,444,236
      74,828   Diageo plc(b)                                                                                    1,020,438
      58,310   DS Smith plc                                                                                       175,689
      77,010   Electrocomponents plc(b)                                                                           439,256
     351,447   GlaxoSmithKline plc(b)                                                                           7,774,128
     144,700   Group 4 Securicor, plc(d)                                                                          365,707
     337,200   Hanson plc(b)                                                                                    3,148,769
     349,605   Hays plc(b)                                                                                        819,745
      49,000   Hilton Group plc(b)                                                                                272,873
      55,658   Kesa Electricals plc(b)                                                                            335,733
     916,991   Kingfisher plc(b)                                                                                5,281,951
     387,700   Lloyds TSB Group plc(b)                                                                          3,630,355
     504,900   Marks and Spencer Group plc(b)                                                                   3,439,072
     163,500   MFI Furniture Group plc                                                                            412,450
     270,000   Pearson plc(b)                                                                                   3,138,559
     144,494   Reed Elsevier plc(b)                                                                             1,315,271
      31,777   Rio Tinto plc(b)                                                                                   995,030
     216,651   Royal Bank of Scotland Group plc(b)                                                              7,193,778
     293,496   Shell Transport & Trading Company plc(b)                                                         2,578,358
      27,500   Standard Chartered plc(b)                                                                          505,529
     174,170   Tesco plc(b)                                                                                     1,013,024
     124,892   Tomkins plc(b)                                                                                     638,711
     102,187   Unilever plc(b)                                                                                    971,123
      55,288   United Busines Media plc(b)                                                                        564,215
   2,831,558   Vodafone Group plc(b)                                                                            7,318,686
     157,600   William Morrison Supermarkets plc(b)                                                               598,714
     124,670   WPP Group plc(b)                                                                                 1,357,614
-------------------------------------------------------------------------------------------------------------------------
               Total United Kingdom                                                                            60,367,909
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $258,960,388)                                                         293,892,891
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (19.7%)         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  74,361,212   Thrivent Financial Securities Lending Trust                      2.400%              N/A       $74,361,212
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $74,361,212)                                                                       74,361,212
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (2.4%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $6,665,000   Rabobank USA Finance Corporation                                 2.510%         2/1/2005        $6,665,000
   2,417,764   Thrivent Money Market Fund                                       1.950               N/A         2,417,764
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 9,082,764
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $342,404,364)                                                         $377,336,867
=========================================================================================================================


(a) The categories of investments are shown as a percentage of total investments.

(b) Security is fair valued.

(c) All or a portion of the security is on loan.

(d) Non-income producing security.

(e) The interest rate shown reflects the yield.

(f) Miscellaneous footnote:

    ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S. depository bank.

    GDR -- Global Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing depository bank from more than one country.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)






[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Large Cap Growth Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Large Cap Growth Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (95.3%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (16.2%)
-------------------------------------------------------------------------------------------------------------------------
       5,400   Amazon.com, Inc.(b)                                                                               $233,388
      10,400   Bed Bath & Beyond, Inc.(b)                                                                         419,016
       8,025   Best Buy Company, Inc.                                                                             431,665
       5,700   Boyd Gaming Corporation(c)                                                                         226,860
      17,250   Carnival Corporation                                                                               993,600
       6,350   Cheesecake Factory, Inc.(b,c)                                                                      205,550
       6,100   Coach, Inc.(b)                                                                                     342,210
      18,235   Comcast Corporation(b)                                                                             576,408
       4,600   DreamWorks Animation SKG, Inc.(b)                                                                  162,518
      24,200   eBay, Inc.(b)                                                                                    1,972,300
       5,700   EchoStar Communications Corporation                                                                173,907
       6,100   Family Dollar Stores, Inc.                                                                         204,045
       2,750   Gap, Inc.                                                                                           60,528
      10,100   Harley-Davidson, Inc.                                                                              607,111
       8,800   Hilton Hotels Corporation                                                                          195,800
      27,920   Home Depot, Inc.                                                                                 1,151,979
      11,100   IAC/InterActiveCorp(b)                                                                             268,953
       5,300   International Game Technology                                                                      165,890
       3,250   KB Home                                                                                            353,112
       9,250   Kohl's Corporation(b)                                                                              434,842
       4,700   Las Vegas Sands Corporation(b,c)                                                                   203,980
       2,850   Lennar Corporation                                                                                 160,940
      15,200   Liberty Media Corporation(b)                                                                       158,688
      15,800   Lowe's Companies, Inc.                                                                             900,442
       7,450   McDonald's Corporation                                                                             241,306
       5,950   McGraw-Hill Companies, Inc.                                                                        538,475
      13,750   News Corporation ADR(c)                                                                            241,725
       7,300   NIKE, Inc.                                                                                         632,399
       4,400   Omnicom Group, Inc.                                                                                373,516
       3,550   Outback Steakhouse, Inc.                                                                           163,478
       5,400   PETsMART, Inc.                                                                                     163,242
       4,300   Polo Ralph Lauren Corporation                                                                      167,485
       2,850   Pulte Homes, Inc.                                                                                  188,328
       6,200   Royal Caribbean Cruises, Ltd.(c)                                                                   328,600
       3,200   Sears, Roebuck and Company                                                                         160,800
      22,400   Staples, Inc.                                                                                      733,376
      13,800   Starbucks Corporation(b)                                                                           745,200
      12,400   Starwood Hotels & Resorts Worldwide, Inc.                                                          717,836
      23,350   Target Corporation                                                                               1,185,480
       6,800   Tiffany & Company(c)                                                                               213,724
      46,990   Time Warner, Inc.(b)                                                                               845,820
       5,250   TJX Companies, Inc.                                                                                131,460
       7,450   Univision Communications, Inc.(b)                                                                  203,460
      12,933   Viacom, Inc.                                                                                       482,918
      19,750   Walt Disney Company                                                                                565,442
       5,550   Williams-Sonoma, Inc.(b)                                                                           192,030
      12,600   XM Satellite Radio Holdings, Inc.(b,c)                                                             402,066
       4,000   Yum! Brands, Inc.                                                                                  185,400
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    20,407,298
=========================================================================================================================

Consumer Staples (7.5%)
-------------------------------------------------------------------------------------------------------------------------
       7,350   Altria Group, Inc.                                                                                 469,150
       9,500   Avon Products, Inc.                                                                                401,090
       9,300   Coca-Cola Company                                                                                  385,857
       8,650   Colgate-Palmolive Company                                                                          454,471
       5,300   Costco Wholesale Corporation                                                                       250,531
      12,200   CVS Corporation                                                                                    565,470
       1,200   Energizer Holdings, Inc.(b)                                                                         67,932
      17,440   Gillette Company                                                                                   884,557
      28,850   PepsiCo, Inc.                                                                                    1,549,245
      30,150   Procter & Gamble Company                                                                         1,604,884
      11,350   SYSCO Corporation                                                                                  396,910
      32,450   Wal-Mart Stores, Inc.                                                                            1,700,380
      10,990   Walgreen Company                                                                                   468,284
       4,200   William Wrigley Jr. Company                                                                        295,638
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           9,494,399
=========================================================================================================================

Energy (3.8%)
-------------------------------------------------------------------------------------------------------------------------
       7,338   Apache Corporation                                                                                 399,334
       7,700   Baker Hughes, Inc.                                                                                 333,410
       5,050   BJ Services Company                                                                                242,652
       7,100   Burlington Resources, Inc.                                                                         310,341
      12,300   Chesapeake Energy Corporation                                                                      216,111
       5,200   ENSCO International, Inc.                                                                          177,996
       4,000   EOG Resources, Inc.                                                                                297,000
       7,170   Exxon Mobil Corporation                                                                            369,972
       6,650   National-Oilwell, Inc.(b,c)                                                                        245,252
       3,050   Noble Corporation(b)                                                                               162,718
       4,450   Petroleo Brasileiro SA ADR                                                                         180,892
      12,430   Schlumberger, Ltd.                                                                                 845,737
       5,955   Smith International, Inc.(b)                                                                       352,536
       6,450   Transocean, Inc.(b)                                                                                283,800
       1,100   W&T Offshore, Inc.(b,d)                                                                             20,020
       9,700   XTO Energy, Inc.                                                                                   348,327
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     4,786,098
=========================================================================================================================

Financials (10.0%)
-------------------------------------------------------------------------------------------------------------------------
       2,900   A.G. Edwards, Inc.(c)                                                                              123,714
       2,550   Alliance Capital Management Holding,
               LP(b,c)                                                                                            114,724
      18,500   American Express Company                                                                           986,975
      22,000   American International Group, Inc.                                                               1,458,380
       9,850   Ameritrade Holding Corporation(b)                                                                  127,360
       3,700   Bear Stearns Companies, Inc.                                                                       373,922
       3,700   Capital One Financial Corporation                                                                  289,636
       1,000   Chicago Mercantile Exchange(e)                                                                     214,500
      35,046   Citigroup, Inc.                                                                                  1,719,006
      10,500   Countrywide Financial Corporation                                                                  388,500
       5,300   E*TRADE Financial Corporation(b)                                                                    72,875
       6,800   Federal Home Loan Mortgage Corporation                                                             443,972
       6,365   Federal National Mortgage Corporation                                                              411,052
       3,300   Golden West Financial Corporation(b)                                                               213,246
       8,700   Goldman Sachs Group, Inc.                                                                          938,295
       5,200   Investors Financial Services
               Corporation(c)                                                                                     262,132
       4,000   Legg Mason, Inc.                                                                                   308,920
       4,830   Lehman Brothers Holdings, Inc.                                                                     440,448
      23,650   MBNA Corporation                                                                                   628,617
      12,450   Merrill Lynch & Company, Inc.                                                                      747,872
       4,000   Morgan Stanley and Company                                                                         223,840
       1,650   Northern Trust Corporation                                                                          72,006
       6,150   Prudential Financial, Inc.                                                                         331,546
      14,850   SLM Corporation                                                                                    745,322
       6,500   State Street Corporation                                                                           291,265
       8,950   U.S. Bancorp                                                                                       268,948
       2,350   Wachovia Corporation                                                                               128,898
       3,200   Wells Fargo & Company                                                                              196,160
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                12,522,131
=========================================================================================================================

Health Care (18.3%)
-------------------------------------------------------------------------------------------------------------------------
      17,110   Abbott Laboratories                                                                                770,292
       3,700   Aetna, Inc.                                                                                        470,085
       5,850   Alcon, Inc.                                                                                        463,320
       3,050   Allergan, Inc.                                                                                     231,648
      31,050   Amgen, Inc.(b)                                                                                   1,932,552
       3,200   Bausch & Lomb, Inc.                                                                                233,248
       7,650   Biogen Idec, Inc.(b)                                                                               496,944
      13,300   Boston Scientific Corporation(b)                                                                   439,698
       2,250   C.R. Bard, Inc.                                                                                    152,550
       3,850   Cardinal Health, Inc.                                                                              216,832
      18,229   Caremark Rx, Inc.(b)                                                                               712,754
      10,050   Elan Corporation plc ADR(b,c)                                                                      270,646
       9,050   Eli Lilly and Company                                                                              490,872
       1,550   Express Scripts, Inc.(b)                                                                           114,994
       7,500   Fisher Scientific International, Inc.(b)                                                           473,625
      26,100   Genentech, Inc.(b)                                                                               1,245,231
      11,800   Genzyme Corporation(b)                                                                             686,878
      26,150   Gilead Sciences, Inc.(b)                                                                           865,565
      42,108   Johnson & Johnson                                                                                2,724,388
      25,630   Medtronic, Inc.                                                                                  1,345,319
       5,650   Novartis AG ADR                                                                                    270,522
      67,505   Pfizer, Inc.                                                                                     1,630,921
       2,800   Quest Diagnostics, Inc.                                                                            266,840
      15,050   Schering-Plough Corporation                                                                        279,328
      21,650   St. Jude Medical, Inc.(b)                                                                          850,412
       3,800   Stryker Corporation                                                                                186,732
      16,000   Teva Pharmaceutical Industries, Ltd.(c)                                                            459,680
      22,200   UnitedHealth Group, Inc.                                                                         1,973,580
       3,100   Varian Medical Systems, Inc.(b)                                                                    116,963
       7,700   Watson Pharmaceuticals, Inc.(b)                                                                    229,691
       5,600   WellPoint, Inc.(b)                                                                                 680,400
      15,410   Wyeth                                                                                              610,698
      13,700   Zimmer Holdings, Inc.(b,e)                                                                       1,080,245
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               22,973,453
=========================================================================================================================

Industrials (9.5%)
-------------------------------------------------------------------------------------------------------------------------
      10,800   3M Company                                                                                         911,088
       7,000   Apollo Group, Inc.(b)                                                                              547,330
       2,050   Boeing Company                                                                                     103,730
       4,400   Canadian Pacific Railway, Ltd.                                                                     148,192
       3,900   Caterpillar, Inc.                                                                                  347,490
      15,250   Cendant Corporation                                                                                359,138
      12,800   Danaher Corporation                                                                                702,464
       3,200   Deere & Company                                                                                    222,176
       4,200   Fastenal Company(c)                                                                                252,546
       8,450   FedEx Corporation                                                                                  808,242
       2,400   General Dynamics Corporation                                                                       247,800
      83,420   General Electric Company                                                                         3,013,965
       3,000   Illinois Tool Works, Inc.                                                                          260,940
       2,950   Ingersoll-Rand Company                                                                             219,421
       6,350   L-3 Communications Holdings, Inc.                                                                  453,454
       6,750   Monster Worldwide, Inc.(b)                                                                         211,208
      22,150   Northwest Airlines Corporation(b,c)                                                                163,688
      12,250   Robert Half International, Inc.                                                                    371,665
       6,150   Southwest Airlines Company                                                                          89,052
      34,850   Tyco International, Ltd.                                                                         1,259,479
       7,000   United Parcel Service, Inc.                                                                        522,760
       7,390   United Technologies Corporation                                                                    744,025
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               11,959,853
=========================================================================================================================

Information Technology (26.3%)
-------------------------------------------------------------------------------------------------------------------------
      13,000   Accenture, Ltd.(b)                                                                                 338,650
       7,200   Adobe Systems, Inc.                                                                                409,680
       9,760   Analog Devices, Inc.                                                                               350,286
      12,250   Apple Computer, Inc.(b)                                                                            942,025
      29,900   Applied Materials, Inc.(b)                                                                         475,410
       6,750   Ask Jeeves, Inc.(b,c)                                                                              191,430
       9,450   Automatic Data Processing, Inc.                                                                    410,886
      15,600   Avaya, Inc.(b)                                                                                     223,860
      30,950   BEA Systems, Inc.(b)                                                                               263,694
       4,400   Broadcom Corporation(b)                                                                            140,052
     116,800   Cisco Systems, Inc.(b)                                                                           2,107,072
      47,350   Compuware Corporation(b)                                                                           326,715
       5,400   Comverse Technology, Inc.(b)                                                                       120,690
      26,300   Corning, Inc.(b,f)                                                                                 287,722
      78,350   Dell, Inc.(b)                                                                                    3,271,896
      12,620   Electronic Arts, Inc.(b)                                                                           811,971
      60,580   EMC Corporation(b)                                                                                 793,598
       8,650   Fairchild Semiconductor International,
               Inc.(b)                                                                                            123,436
      14,650   First Data Corporation                                                                             596,841
       6,200   Fiserv, Inc.(b)                                                                                    237,150
       2,250   Google, Inc.(b)                                                                                    440,168
      10,340   Hewlett-Packard Company                                                                            202,561
       3,950   Hyperion Solutions Corporation(b,c)                                                                189,758
      80,600   Intel Corporation                                                                                1,809,470
      10,490   International Business Machines
               Corporation                                                                                        979,976
      24,350   Juniper Networks, Inc.(b)                                                                          611,916
       4,200   KLA-Tencor Corporation(b)                                                                          194,250
       2,350   Lexmark International, Inc.(b)                                                                     195,872
      16,500   Linear Technology Corporation                                                                      622,710
      76,750   Lucent Technologies, Inc.(b,c)                                                                     250,205
       8,000   Marvell Technology Group, Ltd.(b)                                                                  267,600
      11,150   Maxim Integrated Products, Inc.                                                                    434,962
       9,900   McAfee, Inc.(b)                                                                                    255,915
     146,100   Microsoft Corporation                                                                            3,839,507
      41,300   Motorola, Inc.                                                                                     650,062
      11,900   Network Appliance, Inc.(b)                                                                         378,896
      31,215   Nokia Oyj ADR                                                                                      476,965
      26,250   Novell, Inc.(b)                                                                                    151,462
      68,695   Oracle Corporation(b)                                                                              945,930
      15,200   Parametric Technology Corporation(b)                                                                86,640
       9,850   Paychex, Inc.                                                                                      300,326
      46,150   QUALCOMM, Inc.                                                                                   1,718,626
       6,000   Research in Motion, Ltd.(b)                                                                        427,740
       9,700   SAP AG                                                                                             375,584
      15,800   Skyworks Solutions, Inc.(b,c)                                                                      119,922
      23,050   Sonus Networks, Inc.(b,c)                                                                          141,296
      31,650   Sun Microsystems, Inc.(b)                                                                          137,994
       5,200   SunGard Data Systems, Inc.(b)                                                                      139,828
      31,450   Symantec Corporation(b)                                                                            734,358
      33,050   Texas Instruments, Inc.                                                                            767,090
      17,300   TIBCO Software, Inc.(b,c)                                                                          190,127
      10,300   VeriSign, Inc.(b)                                                                                  266,152
       6,800   VERITAS Software Corporation(b)                                                                    174,896
      11,120   Xilinx, Inc.                                                                                       324,593
      53,250   Yahoo!, Inc.(b)                                                                                  1,874,932
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    33,101,353
=========================================================================================================================

Materials (1.1%)
-------------------------------------------------------------------------------------------------------------------------
       6,550   Arch Coal, Inc.                                                                                    239,402
       5,700   Dow Chemical Company                                                                               283,290
       4,700   E.I. du Pont de Nemours and Company                                                                223,532
       4,950   Newmont Mining Corporation                                                                         205,870
       1,850   Peabody Energy Corporation                                                                         156,788
       7,900   Praxair, Inc.                                                                                      340,885
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  1,449,767
=========================================================================================================================

Miscellaneous (1.6%)
-------------------------------------------------------------------------------------------------------------------------
       7,500   Midcap SPDR Trust Series 1                                                                         886,050
       9,500   S&P 500 Large Index Depository Receipts                                                          1,122,235
-------------------------------------------------------------------------------------------------------------------------
               Total Miscellaneous                                                                              2,008,285
=========================================================================================================================

Telecommunications Services (1.0%)
-------------------------------------------------------------------------------------------------------------------------
       3,450   ALLTEL Corporation                                                                                 189,888
      16,200   Nextel Communications, Inc.(b)                                                                     464,778
      17,150   Sprint Corporation                                                                                 408,684
       7,600   Vodafone Group plc ADR                                                                             197,448
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                1,260,798
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $115,665,613)                                                         119,963,435
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (2.9%)          Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   3,634,994   Thrivent Financial Securities Lending Trust                      2.400%              N/A        $3,634,994
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $3,634,994)                                                                        $3,634,994
=========================================================================================================================

      Shares   Short-Term Investments (1.8%)                         Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,206,517   Thrivent Money Market Fund                                       1.950%              N/A        $2,206,517
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 2,206,517
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $121,507,124)                                                         $125,804,946
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) Denotes investments purchased on a when-issued basis.

(e) At January 31, 2005, 300 shares of Chicago Mercantile Exchange common stock valued at $64,350 and 1,700 shares of Zimmer Holdings, Inc. common stock valued at $134,045 were earmarked as collateral to cover call options written as follows:

                                     Number of     Exercise       Expiration                      Unrealized
Call Options                         Contracts      Price            Date           Value            Gain
-------------------------------------------------------------------------------------------------------------------------
Chicago Mercantile Exchange            3            $230         February 2005       $0               $636
Zimmer Holdings, inc.                 17              80         February 2005        0              2,983


(f) Earmarked as collateral for long settling trades.

(g) The interest rate shown reflects the yield.

(h) Miscellaneous footnote:

    ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S. depository bank.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)







[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Large Cap Value Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Large Cap Value Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (94.7%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (9.3%)
-------------------------------------------------------------------------------------------------------------------------
      64,000   Barnes & Noble, Inc.(b,c)                                                                       $2,092,800
      21,300   Carnival Corporation                                                                             1,226,880
      54,000   Comcast Corporation(b)                                                                           1,738,260
      39,300   Home Depot, Inc.                                                                                 1,621,518
      44,800   J.C. Penney Company, Inc. (Holding
               Company)                                                                                         1,913,856
      34,000   Johnson Controls, Inc.                                                                           2,011,440
     184,700   Liberty Media Corporation(b)                                                                     1,928,268
     111,900   McDonald's Corporation                                                                           3,624,441
      20,600   McGraw-Hill Companies, Inc.                                                                      1,864,300
      65,600   Sherwin-Williams Company                                                                         2,833,920
      35,920   Target Corporation                                                                               1,823,658
     374,800   Time Warner, Inc.(b)                                                                             6,746,400
      20,200   Viacom, Inc.                                                                                       754,268
     120,500   Walt Disney Company                                                                              3,449,915
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    33,629,924
=========================================================================================================================

Consumer Staples (7.7%)
-------------------------------------------------------------------------------------------------------------------------
      82,600   Altria Group, Inc.                                                                               5,272,358
      40,800   Archer-Daniels-Midland Company                                                                     987,360
      85,200   Costco Wholesale Corporation                                                                     4,027,404
      76,730   CVS Corporation                                                                                  3,556,436
      34,200   General Mills, Inc.                                                                              1,812,258
      38,300   Kellogg Company                                                                                  1,709,712
      73,810   Kimberly-Clark Corporation                                                                       4,835,293
      32,700   PepsiCo, Inc.                                                                                    1,755,990
      31,300   Procter & Gamble Company                                                                         1,666,099
      25,500   Reynolds American, Inc.(c)                                                                       2,050,710
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          27,673,620
=========================================================================================================================

Energy (10.6%)
-------------------------------------------------------------------------------------------------------------------------
      31,950   Apache Corporation                                                                               1,738,719
      44,800   BJ Services Company                                                                              2,152,640
      50,500   BP plc                                                                                           3,010,810
      98,214   ChevronTexaco Corporation                                                                        5,342,842
      55,956   ConocoPhillips                                                                                   5,192,157
      44,900   Devon Energy Corporation                                                                         1,826,083
     228,600   Exxon Mobil Corporation                                                                         11,795,760
      44,800   Halliburton Company                                                                              1,842,624
      20,700   Precision Drilling Corporation(b,c)                                                              1,411,740
      88,300   Transocean, Inc.(b)                                                                              3,885,200
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    38,198,575
=========================================================================================================================

Financials (26.3%)
-------------------------------------------------------------------------------------------------------------------------
      42,800   A.G. Edwards, Inc.(c)                                                                            1,825,848
      67,700   Allstate Corporation                                                                             3,414,788
      70,300   American International Group, Inc.                                                               4,660,187
      52,400   Associated Banc-Corp                                                                             1,730,772
     259,080   Bank of America Corporation                                                                     12,013,537
      23,300   Capital One Financial Corporation                                                                1,823,924
      22,700   Chubb Corporation                                                                                1,690,696
      44,500   CIT Group, Inc.                                                                                  1,796,465
     253,432   Citigroup, Inc.                                                                                 12,430,840
      16,400   Countrywide Financial Corporation                                                                  606,800
      28,400   Equity Office Properties Trust                                                                     794,632
      21,700   Everest Re Group, Ltd.                                                                           1,885,730
      46,440   Federal Home Loan Mortgage Corporation                                                           3,032,068
      45,610   Federal National Mortgage Corporation                                                            2,945,494
      24,500   Goldman Sachs Group, Inc.                                                                        2,642,325
      23,680   Hartford Financial Services Group, Inc.                                                          1,593,427
     201,200   J.P. Morgan Chase & Company                                                                      7,510,796
      60,500   Merrill Lynch & Company, Inc.                                                                    3,634,235
      50,800   Morgan Stanley and Company                                                                       2,842,768
      38,300   Northern Trust Corporation                                                                       1,671,412
      16,200   PMI Group, Inc.                                                                                    644,274
     111,500   Providian Financial Corporation(b)                                                               1,859,820
      51,800   Prudential Financial, Inc.                                                                       2,792,538
      20,400   Simon Property Group, Inc.                                                                       1,209,720
      47,400   St. Paul Travelers Companies, Inc.                                                               1,779,396
      53,700   State Street Corporation                                                                         2,406,297
     127,900   U.S. Bancorp                                                                                     3,843,395
      56,540   Wachovia Corporation                                                                             3,101,219
      67,600   Wells Fargo & Company                                                                            4,143,880
      41,400   Zions Bancorporation                                                                             2,807,748
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                95,135,031
=========================================================================================================================

Health Care (7.3%)
-------------------------------------------------------------------------------------------------------------------------
      44,400   Abbott Laboratories                                                                              1,998,888
      12,600   Aetna, Inc.                                                                                      1,600,830
      60,000   Bristol-Myers Squibb Company                                                                     1,406,400
      43,900   HCA, Inc.                                                                                        1,954,428
      90,660   Johnson & Johnson                                                                                5,865,702
     102,108   Medco Health Solutions, Inc.(b)                                                                  4,346,738
      64,800   Merck & Company, Inc.                                                                            1,817,640
     127,100   Pfizer, Inc.                                                                                     3,070,736
      47,600   Sanofi-Aventis ADR(c)                                                                            1,771,672
      22,500   WellPoint, Inc.(b)                                                                               2,733,750
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               26,566,784
=========================================================================================================================

Industrials (12.2%)
-------------------------------------------------------------------------------------------------------------------------
      64,300   AMR Corporation(b,c)                                                                               552,980
      20,200   Boeing Company                                                                                   1,022,120
      53,000   Canadian National Railway Company                                                                3,150,850
      21,700   Caterpillar, Inc.                                                                                1,933,470
      64,800   Emerson Electric Company                                                                         4,357,152
       8,900   FedEx Corporation                                                                                  851,285
       9,800   General Dynamics Corporation                                                                     1,011,850
     166,100   General Electric Company                                                                         6,001,193
      59,858   Honeywell International, Inc.                                                                    2,153,691
      18,000   Lockheed Martin Corporation                                                                      1,040,580
      51,500   Masco Corporation                                                                                1,895,200
      29,500   Northrop Grumman Corporation                                                                     1,530,460
      23,700   Parker-Hannifin Corporation                                                                      1,544,292
      22,200   Raytheon Company                                                                                   830,280
      62,700   Republic Services, Inc.                                                                          2,067,219
      49,800   Textron, Inc.                                                                                    3,584,604
     205,300   Tyco International, Ltd.                                                                         7,419,542
      30,900   United Technologies Corporation                                                                  3,111,012
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               44,057,780
=========================================================================================================================

Information Technology (9.8%)
-------------------------------------------------------------------------------------------------------------------------
      59,500   Amdocs, Ltd.(b)                                                                                  1,770,125
      55,320   Applied Materials, Inc.(b)                                                                         879,588
     388,400   Cisco Systems, Inc.(b)                                                                           7,006,736
      45,200   Computer Sciences Corporation(b)                                                                 2,328,704
      89,900   Comverse Technology, Inc.(b)                                                                     2,009,265
      33,370   First Data Corporation                                                                           1,359,494
     130,700   Hewlett-Packard Company                                                                          2,560,413
      79,700   Intel Corporation                                                                                1,789,265
      18,250   International Business Machines
               Corporation                                                                                      1,704,915
      18,800   Lexmark International, Inc.(b)                                                                   1,566,980
     166,600   Microsoft Corporation                                                                            4,378,248
     528,650   Nokia Oyj ADR                                                                                    8,077,772
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    35,431,505
=========================================================================================================================

Materials (5.2%)
-------------------------------------------------------------------------------------------------------------------------
      19,700   Alcan, Inc.(c)                                                                                     783,469
      61,850   Alcoa, Inc.                                                                                      1,825,194
      35,300   BASF AG(c)                                                                                       2,421,933
      64,500   Dow Chemical Company                                                                             3,205,650
      75,100   E.I. du Pont de Nemours and Company                                                              3,571,756
      45,540   International Paper Company                                                                      1,782,891
      55,500   MeadWestvaco Corporation                                                                         1,603,395
       3,940   Novelis, Inc.(b,c)                                                                                  88,295
      47,200   Praxair, Inc.                                                                                    2,036,680
      23,400   Weyerhaeuser Company                                                                             1,460,160
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                 18,779,423
=========================================================================================================================

Telecommunications Services (3.4%)
-------------------------------------------------------------------------------------------------------------------------
      58,020   BellSouth Corporation                                                                            1,522,445
      28,400   Nextel Communications, Inc.(b)                                                                     814,796
      60,587   SBC Communications, Inc.                                                                         1,439,547
     161,864   Verizon Communications, Inc.                                                                     5,760,740
     101,600   Vodafone Group plc ADR                                                                           2,639,568
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                               12,177,096
=========================================================================================================================

Utilities (2.9%)
-------------------------------------------------------------------------------------------------------------------------
      24,570   Dominion Resources, Inc.                                                                         1,704,667
      25,800   Entergy Corporation                                                                              1,793,616
      78,100   Exelon Corporation                                                                               3,455,925
      46,500   FirstEnergy Corporation                                                                          1,848,840
      16,500   PPL Corporation                                                                                    891,000
      13,100   TXU Corporation                                                                                    906,520
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 10,600,568
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $293,375,325)                                                         342,250,306
=========================================================================================================================

     Shares    Collateral Held for Securities Loaned (2.6%)          Interest Rate(i)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  9,345,009    Thrivent Financial Securities Lending Trust                      2.400%              N/A        $9,345,009
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $9,345,009)                                                                         9,345,009
=========================================================================================================================

      Shares   Short-Term Investments (2.7%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   9,675,257   Thrivent Money Market Fund                                       1.950%              N/A        $9,675,257
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 9,675,257
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $312,395,591)                                                         $361,270,572
=========================================================================================================================


(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) Miscellaneous footnote:

    ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S. depository bank.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


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625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)






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Thrivent Mutual Funds

Large Cap Stock Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Large Cap Stock Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (94.2%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (13.5%)
-------------------------------------------------------------------------------------------------------------------------
      85,900   American Eagle Outfitters, Inc.                                                                 $4,363,720
      86,600   Autoliv, Inc.                                                                                    4,083,190
     160,700   Best Buy Company, Inc.                                                                           8,644,053
     125,100   Black & Decker Corporation                                                                      10,308,240
     533,900   Brunswick Corporation                                                                           24,623,468
     392,700   Carnival Corporation                                                                            22,619,520
   1,579,000   Comcast Corporation(b)                                                                          49,912,190
     466,700   D.R. Horton, Inc.(c)                                                                            18,565,326
     166,600   eBay, Inc.(b)                                                                                   13,577,900
     361,300   Fortune Brands, Inc.                                                                            30,341,974
     487,800   Harley-Davidson, Inc.                                                                           29,321,658
     656,300   Home Depot, Inc.                                                                                27,078,938
     285,900   J.C. Penney Company, Inc. (Holding Company)                                                     12,213,648
     375,500   Kohl's Corporation(b)                                                                           17,652,255
     301,600   Lowe's Companies, Inc.                                                                          17,188,184
     995,900   McDonald's Corporation                                                                          32,257,201
     159,100   McGraw-Hill Companies, Inc.                                                                     14,398,550
     398,600   MGM MIRAGE(b,c)                                                                                 28,623,466
      41,400   Mohawk Industries, Inc.(b)                                                                       3,664,314
     370,600   Nordstrom, Inc.                                                                                 17,881,450
     200,100   Pulte Homes, Inc.                                                                               13,222,608
     338,600   Staples, Inc.                                                                                   11,085,764
     393,640   Starwood Hotels & Resorts Worldwide, Inc.                                                       22,787,820
     587,800   Target Corporation                                                                              29,842,606
   1,146,600   Time Warner, Inc.(b)                                                                            20,638,800
     863,100   Walt Disney Company                                                                             24,710,553
     238,700   Yum! Brands, Inc.                                                                               11,063,745
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                   520,671,141
=========================================================================================================================

Consumer Staples (8.1%)
-------------------------------------------------------------------------------------------------------------------------
     761,200   Altria Group, Inc.                                                                              48,587,396
     285,400   Anheuser-Busch Companies, Inc.                                                                  14,035,972
   1,273,400   Archer-Daniels-Midland Company                                                                  30,816,280
     163,000   Avon Products, Inc.                                                                              6,881,860
     330,900   Coca-Cola Company                                                                               13,729,041
     192,400   Kellogg Company                                                                                  8,588,736
     423,600   Kimberly-Clark Corporation                                                                      27,750,036
     409,000   PepsiCo, Inc.                                                                                   21,963,300
   1,173,000   Procter & Gamble Company                                                                        62,438,790
     238,600   SUPERVALU, Inc.                                                                                 $7,542,146
     281,900   Unilever NV(c)                                                                                  18,410,889
   1,020,500   Wal-Mart Stores, Inc.                                                                           53,474,200
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                         314,218,646
=========================================================================================================================

Energy (7.0%)
-------------------------------------------------------------------------------------------------------------------------
     227,800   Apache Corporation                                                                              12,396,876
     216,300   BJ Services Company(c)                                                                          10,393,215
     398,400   Burlington Resources, Inc.                                                                      17,414,064
     224,100   Chesapeake Energy Corporation(c)                                                                 3,937,437
     966,000   ChevronTexaco Corporation                                                                       52,550,400
     227,300   ConocoPhillips                                                                                  21,091,167
      88,700   EOG Resources, Inc.                                                                              6,585,975
   2,108,746   Exxon Mobil Corporation                                                                        108,811,294
      85,300   Nabors Industries, Ltd.(b)                                                                       4,299,120
     220,400   Patterson-UTI Energy, Inc.                                                                       4,286,780
      69,900   Precision Drilling Corporation(b,c)                                                              4,767,180
     216,900   Schlumberger, Ltd.                                                                              14,757,876
      66,500   Smith International, Inc.(b,c)                                                                   3,936,800
     105,500   Unocal Corporation                                                                               5,018,635
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                   270,246,819
=========================================================================================================================

Financials (18.9%)
-------------------------------------------------------------------------------------------------------------------------
   1,187,500   American Express Company                                                                        63,353,125
   1,246,852   American International Group, Inc.                                                              82,653,819
   1,536,882   Bank of America Corporation                                                                     71,265,218
     182,300   Bear Stearns Companies, Inc.                                                                    18,423,238
     438,200   Cincinnati Financial Corporation(c)                                                             19,333,384
   2,324,848   Citigroup, Inc.                                                                                114,033,794
     607,598   Countrywide Financial Corporation                                                               22,481,126
     108,500   Doral Financial Corporation                                                                      4,692,625
     332,800   Federal National Mortgage Corporation                                                           21,492,224
     411,800   Goldman Sachs Group, Inc.                                                                       44,412,630
   1,827,084   J.P. Morgan Chase & Company                                                                     68,205,046
     513,600   KeyCorp(c)                                                                                      17,164,512
     710,839   MBNA Corporation                                                                                18,894,101
     459,100   Merrill Lynch & Company, Inc.                                                                   27,578,137
     447,600   MetLife, Inc.                                                                                   17,792,100
     716,550   Morgan Stanley and Company                                                                      40,098,138
     192,900   Progressive Corporation                                                                         16,136,085
     386,900   Prudential Financial, Inc.                                                                      20,857,779
     666,900   Wells Fargo & Company                                                                           40,880,970
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                               729,748,051
=========================================================================================================================

Health Care (12.0%)
-------------------------------------------------------------------------------------------------------------------------
     350,800   Abbott Laboratories                                                                             15,793,016
     833,200   Amgen, Inc.(b)                                                                                  51,858,368
     596,500   Boston Scientific Corporation(b)                                                                19,720,290
     511,700   C.R. Bard, Inc.                                                                                 34,693,260
     124,700   Charles River Laboratories International,
               Inc.(b,c)                                                                                        5,908,286
     284,600   Dentsply International, Inc.                                                                    15,957,522
     265,500   Eli Lilly and Company                                                                           14,400,720
     228,400   Gilead Sciences, Inc.(b)                                                                         7,560,040
   1,189,900   Johnson & Johnson                                                                               76,986,530
     438,500   Medtronic, Inc.                                                                                 23,016,865
     441,300   Merck & Company, Inc.                                                                           12,378,465
   2,363,575   Pfizer, Inc.                                                                                    57,103,972
     614,900   Teva Pharmaceutical Industries, Ltd.(c)                                                         17,666,077
     350,700   UnitedHealth Group, Inc.                                                                        31,177,230
     318,000   WellPoint, Inc.(b)                                                                              38,637,000
     487,500   Wyeth                                                                                           19,319,625
     270,300   Zimmer Holdings, Inc.(b)                                                                        21,313,155
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                              463,490,421
=========================================================================================================================

Industrials (11.5%)
-------------------------------------------------------------------------------------------------------------------------
     267,800   3M Company                                                                                      22,591,608
     139,600   Caterpillar, Inc.                                                                               12,438,360
   1,038,900   Cendant Corporation                                                                             24,466,095
     349,600   Danaher Corporation                                                                             19,186,048
     509,600   Eaton Corporation                                                                               34,647,704
     335,600   General Dynamics Corporation                                                                    34,650,700
   2,762,900   General Electric Company                                                                        99,823,577
     311,200   Ingersoll-Rand Company                                                                          23,147,056
     710,600   Masco Corporation                                                                               26,150,080
     926,200   Norfolk Southern Corporation                                                                    32,342,904
     296,400   PACCAR, Inc.(c)                                                                                 20,943,624
      84,300   Parker-Hannifin Corporation                                                                      5,492,988
   1,327,800   Tyco International, Ltd.                                                                        47,986,692
     380,100   United Technologies Corporation                                                                 38,268,468
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                              442,135,904
=========================================================================================================================

Information Technology (14.7%)
-------------------------------------------------------------------------------------------------------------------------
     375,700   Adobe Systems, Inc.                                                                             21,377,330
     191,500   Affiliated Computer Services, Inc.(b)                                                           10,377,385
      87,500   Alliance Data Systems Corporation(b)                                                             3,799,250
     240,500   Analog Devices, Inc.                                                                             8,631,545
     127,200   Apple Computer, Inc.(b)                                                                          9,781,680
     827,300   Applied Materials, Inc.(b)                                                                      13,154,070
     195,000   ATI Technologies, Inc.(b,c)                                                                      3,379,350
   2,894,400   Cisco Systems, Inc.(b)                                                                          52,214,976
     427,600   Corning, Inc.(b)                                                                                 4,677,944
   1,157,500   Dell, Inc.(b)                                                                                   48,337,200
     894,800   EMC Corporation(b)                                                                              11,721,880
     709,192   First Data Corporation                                                                          28,892,482
     508,000   Hewlett-Packard Company                                                                          9,951,720
   2,056,400   Intel Corporation                                                                               46,166,180
     396,100   International Business Machines
               Corporation                                                                                     37,003,662
      84,400   Lexmark International, Inc.(b)                                                                   7,034,740
     146,200   Linear Technology Corporation                                                                    5,517,588
     109,400   Maxim Integrated Products, Inc.                                                                  4,267,694
   4,583,800   Microsoft Corporation                                                                          120,462,263
   1,455,400   Motorola, Inc.                                                                                  22,907,996
     157,400   NVIDIA Corporation(b)                                                                            3,607,608
   2,247,100   Oracle Corporation(b)                                                                           30,942,567
     681,500   QUALCOMM, Inc.                                                                                  25,379,060
     591,700   Texas Instruments, Inc.                                                                         13,733,357
   1,208,800   Xerox Corporation(b,c)                                                                          19,195,744
     115,400   Xilinx, Inc.                                                                                     3,368,526
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                   565,883,797
=========================================================================================================================

Materials (3.0%)
-------------------------------------------------------------------------------------------------------------------------
     160,100   Ball Corporation                                                                                 6,839,472
     475,600   Dow Chemical Company                                                                            23,637,320
     115,100   Eastman Chemical Company(c)                                                                      6,232,665
     200,200   Georgia-Pacific Corporation                                                                      6,426,420
     155,200   Nucor Corporation                                                                                8,716,032
     158,100   Peabody Energy Corporation                                                                      13,398,975
     138,200   Phelps Dodge Corporation                                                                        13,308,660
     136,100   PPG Industries, Inc.                                                                             9,360,958
     351,600   Praxair, Inc.                                                                                   15,171,540
     212,900   Weyerhaeuser Company                                                                            13,284,960
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                116,377,002
=========================================================================================================================

Miscellaneous (1.9%)
-------------------------------------------------------------------------------------------------------------------------
     616,300   S&P 500 Large Index Depository Receipts(c)                                                      72,803,519
-------------------------------------------------------------------------------------------------------------------------
               Total Miscellaneous                                                                             72,803,519
=========================================================================================================================

Telecommunications Services (2.0%)
-------------------------------------------------------------------------------------------------------------------------
     780,900   Nextel Communications, Inc.(b)                                                                  22,404,021
     604,871   SBC Communications, Inc.                                                                        14,371,735
     666,300   Sprint Corporation                                                                              15,877,929
     638,900   Verizon Communications, Inc.                                                                    22,738,451
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                               75,392,136
=========================================================================================================================

Utilities (1.6%)
-------------------------------------------------------------------------------------------------------------------------
     119,000   Edison International, Inc.                                                                      $3,863,930
     319,600   Entergy Corporation                                                                             22,218,592
      90,400   Exelon Corporation                                                                               4,000,200
     451,800   TXU Corporation                                                                                 31,264,560
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 61,347,282
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $2,869,031,338)                                                     3,632,314,718
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (2.5%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  94,911,055   Thrivent Financial Securities Lending
               Trust                                                            2.400%              N/A       $94,911,055
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $94,911,055)                                                                       94,911,055
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (3.3%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $20,710,000   Aquinas Funding, LLC                                             2.530%         2/1/2005       $20,710,000
  20,000,000   Kitty Hawk Funding Corporation                                   2.290          2/1/2005        20,000,000
  16,005,000   Nestle Australia, Ltd.                                           2.500         2/11/2005        15,993,885
   7,000,000   Paccar Financial Corporation                                     2.240          2/1/2005         7,000,000
  27,311,375   Thrivent Money Market Fund                                       1.950               N/A        27,311,375
  15,000,000   Thunder Bay Funding, Inc.                                        2.270          2/1/2005        15,000,000
  22,500,000   UnitedHealth Group, Inc.                                         2.330          2/2/2005        22,498,544
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                               128,513,804
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $3,092,456,197)                                                     $3,855,739,577
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)







[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Large Cap Index Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Large Cap Index Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (96.4%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (11.1%)
-------------------------------------------------------------------------------------------------------------------------
       1,500   AutoNation, Inc.(b)                                                                                $28,560
         500   AutoZone, Inc.(b)                                                                                   44,625
       2,300   Bed Bath & Beyond, Inc.(b)                                                                          92,667
       2,050   Best Buy Company, Inc.                                                                             110,270
       1,000   Big Lots, Inc.(b)                                                                                   11,260
         700   Black & Decker Corporation                                                                          57,680
         800   Brunswick Corporation                                                                               36,896
       3,200   Carnival Corporation                                                                               184,320
         900   Centex Corporation                                                                                  55,179
       1,500   Circuit City Stores, Inc.                                                                           21,480
       3,900   Clear Channel Communications, Inc.                                                                 126,477
       1,400   Coach, Inc.(b)                                                                                      78,540
      17,387   Comcast Corporation(b)                                                                             559,688
         700   Cooper Tire & Rubber Company                                                                        15,127
       1,200   Dana Corporation                                                                                    19,044
       1,100   Darden Restaurants, Inc.                                                                            32,516
       4,500   Delphi Corporation                                                                                  34,155
         500   Dillard's, Inc.                                                                                     13,120
       2,200   Dollar General Corporation                                                                          44,462
         500   Dow Jones & Company, Inc.                                                                           19,060
       2,200   Eastman Kodak Company                                                                               72,798
       4,100   eBay, Inc.(b)                                                                                      334,150
       1,400   Family Dollar Stores, Inc.                                                                          46,830
       1,300   Federated Department Stores, Inc.                                                                   73,840
      14,300   Ford Motor Company                                                                                 188,331
       1,200   Fortune Brands, Inc.                                                                               100,776
       2,000   Gannett Company, Inc.                                                                              160,080
       4,600   Gap, Inc.                                                                                          101,246
       4,400   General Motors Corporation(c)                                                                      161,964
       1,400   Genuine Parts Company                                                                               59,262
       1,300   Goodyear Tire & Rubber Company(b,c)                                                                 20,072
       2,300   Harley-Davidson, Inc.                                                                              138,253
         900   Harrah's Entertainment, Inc.                                                                        56,916
       1,300   Hasbro, Inc.                                                                                        25,480
       3,100   Hilton Hotels Corporation                                                                           68,975
      17,200   Home Depot, Inc.                                                                                   709,672
       2,700   International Game Technology                                                                       84,510
       3,300   Interpublic Group of Companies, Inc.(b)                                                             43,065
       2,200   J.C. Penney Company, Inc. (Holding
               Company)                                                                                            93,984
       1,500   Johnson Controls, Inc.                                                                              88,740
       1,000   Jones Apparel Group, Inc.                                                                           33,630
         400   KB Home                                                                                             43,460
         700   Knight-Ridder, Inc.                                                                                 45,577
       2,400   Kohl's Corporation(b)                                                                              112,824
       1,500   Leggett & Platt, Inc.                                                                               42,750
       2,800   Limited Brands, Inc.                                                                                66,360
         900   Liz Claiborne, Inc.                                                                                 37,746
       6,000   Lowe's Companies, Inc.                                                                             341,940
       1,400   Marriott International, Inc.                                                                        88,452
       3,300   Mattel, Inc.                                                                                        64,185
       2,200   May Department Stores Company                                                                       74,580
         700   Maytag Corporation(c)                                                                               10,997
       9,800   McDonald's Corporation                                                                             317,422
       1,500   McGraw-Hill Companies, Inc.                                                                        135,750
         400   Meredith Corporation                                                                                19,212
       1,200   New York Times Company                                                                              46,656
       2,200   Newell Rubbermaid, Inc.                                                                             47,344
      17,900   News Corporation                                                                                   304,300
       1,500   NIKE, Inc.                                                                                         129,945
         900   Nordstrom, Inc.                                                                                     43,425
       2,500   Office Depot, Inc.(b)                                                                               43,225
         800   OfficeMax, Inc.                                                                                     23,608
       1,400   Omnicom Group, Inc.                                                                                118,846
         800   Pulte Homes, Inc.                                                                                   52,864
       1,300   RadioShack Corporation                                                                              43,056
         500   Reebok International, Ltd.                                                                          22,265
       1,400   Sears, Roebuck and Company                                                                          70,350
       1,000   Sherwin-Williams Company                                                                            43,200
         500   Snap-On, Inc.                                                                                       16,555
         600   Stanley Works                                                                                       28,536
       3,900   Staples, Inc.                                                                                      127,686
       3,100   Starbucks Corporation(b)                                                                           167,400
       1,600   Starwood Hotels & Resorts Worldwide, Inc.                                                           92,624
       7,000   Target Corporation                                                                                 355,390
       1,100   Tiffany & Company                                                                                   34,573
      35,950   Time Warner, Inc.(b)                                                                               647,100
       3,700   TJX Companies, Inc.                                                                                 92,648
       1,700   Toys 'R' Us, Inc.(b)                                                                                36,465
       2,200   Tribune Company                                                                                     87,956
       2,000   Univision Communications, Inc.(b)                                                                   54,620
         700   VF Corporation                                                                                      37,205
      13,300   Viacom, Inc.                                                                                       496,622
       1,100   Visteon Corporation(c)                                                                               8,162
      16,000   Walt Disney Company                                                                                458,080
       1,000   Wendy's International, Inc.                                                                         39,220
         600   Whirlpool Corporation                                                                               40,956
       2,300   Yum! Brands, Inc.                                                                                  106,605
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     9,566,442
=========================================================================================================================

Consumer Staples (9.6%)
-------------------------------------------------------------------------------------------------------------------------
         650   Alberto-Culver Company                                                                              35,262
       2,900   Albertson's, Inc.(c)                                                                                66,352
      16,100   Altria Group, Inc.                                                                               1,027,663
       6,200   Anheuser-Busch Companies, Inc.                                                                     304,916
       4,596   Archer-Daniels-Midland Company                                                                     111,223
       3,700   Avon Products, Inc.                                                                                156,214
         500   Brown-Forman Corporation                                                                            24,115
       1,900   Campbell Soup Company                                                                               55,708
       1,200   Clorox Company                                                                                      71,304
      16,500   Coca-Cola Company                                                                                  684,585
       1,800   Coca-Cola Enterprises, Inc.                                                                         39,510
       4,100   Colgate-Palmolive Company                                                                          215,414
       4,100   ConAgra Foods, Inc.                                                                                120,950
         300   Coors (Adolph) Company(c)                                                                           22,380
       3,600   Costco Wholesale Corporation                                                                       170,172
       3,100   CVS Corporation                                                                                    143,685
       2,300   General Mills, Inc.                                                                                121,877
       7,700   Gillette Company                                                                                   390,544
       2,800   H.J. Heinz Company                                                                                 105,868
       1,500   Hershey Foods Corporation                                                                           87,735
       2,300   Kellogg Company                                                                                    102,672
       3,800   Kimberly-Clark Corporation                                                                         248,938
       5,800   Kroger Company(b)                                                                                   99,180
       1,100   McCormick & Company, Inc.                                                                           40,887
       1,200   Pepsi Bottling Group, Inc.                                                                          32,820
      13,190   PepsiCo, Inc.                                                                                      708,303
      19,900   Procter & Gamble Company                                                                         1,059,277
         600   Reynolds American, Inc.(c)                                                                          48,252
       3,500   Safeway, Inc.(b)                                                                                    65,975
       6,100   Sara Lee Corporation                                                                               143,228
       1,100   SUPERVALU, Inc.                                                                                     34,771
       5,000   SYSCO Corporation                                                                                  174,850
       1,300   UST, Inc.                                                                                           65,858
      19,900   Wal-Mart Stores, Inc.                                                                            1,042,760
       8,000   Walgreen Company                                                                                   340,880
       1,300   William Wrigley Jr. Company                                                                         91,507
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           8,255,635
=========================================================================================================================

Energy (7.5%)
-------------------------------------------------------------------------------------------------------------------------
         700   Amerada Hess Corporation                                                                            60,655
       1,845   Anadarko Petroleum Corporation                                                                     122,157
       2,522   Apache Corporation                                                                                 137,247
         600   Ashland, Inc.                                                                                       36,828
       2,700   Baker Hughes, Inc.                                                                                 116,910
       1,300   BJ Services Company                                                                                 62,465
       3,000   Burlington Resources, Inc.                                                                         131,130
      16,556   ChevronTexaco Corporation                                                                          900,646
       5,348   ConocoPhillips                                                                                     496,241
       3,800   Devon Energy Corporation                                                                           154,546
       4,992   El Paso Corporation                                                                                 54,263
         900   EOG Resources, Inc.                                                                                 66,825
      50,600   Exxon Mobil Corporation                                                                          2,610,960
       3,900   Halliburton Company                                                                                160,407
       1,200   Kerr-McGee Corporation                                                                              74,100
         800   Kinder Morgan, Inc.                                                                                 60,032
       2,700   Marathon Oil Corporation                                                                           104,571
       1,100   Nabors Industries, Ltd.(b)                                                                          55,440
       1,100   Noble Corporation(b)                                                                                58,685
       3,100   Occidental Petroleum Corporation                                                                   180,978
         900   Rowan Companies, Inc.(b)                                                                            25,344
       4,600   Schlumberger, Ltd.                                                                                 312,984
         600   Sunoco, Inc.                                                                                        52,494
       2,500   Transocean, Inc.(b)                                                                                110,000
       2,100   Unocal Corporation                                                                                  99,897
       2,000   Valero Energy Corporation                                                                          104,060
       4,300   Williams Companies, Inc.                                                                            72,283
       2,000   XTO Energy, Inc.                                                                                    71,820
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     6,493,968
=========================================================================================================================

Financials (20.2%)
-------------------------------------------------------------------------------------------------------------------------
       2,200   ACE, Ltd.                                                                                           95,480
       3,900   AFLAC, Inc.                                                                                        154,089
       5,300   Allstate Corporation                                                                               267,332
         950   Ambac Financial Group, Inc.                                                                         73,036
       8,600   American Express Company                                                                           458,810
      20,444   American International Group, Inc.                                                               1,355,233
       2,800   AmSouth Bancorporation                                                                              69,832
       2,400   Aon Corporation                                                                                     54,576
         800   Apartment Investment & Management Company                                                           28,720
       1,600   Archstone-Smith Trust                                                                               54,880
      31,694   Bank of America Corporation                                                                      1,469,651
       6,100   Bank of New York Company, Inc.                                                                     181,231
       4,300   BB&T Corporation                                                                                   169,721
         900   Bear Stearns Companies, Inc.                                                                        90,954
       1,900   Capital One Financial Corporation                                                                  148,732
       7,700   Charles Schwab Corporation                                                                          86,548
       1,500   Chubb Corporation                                                                                  111,720
       1,245   Cincinnati Financial Corporation                                                                    54,929
       1,600   CIT Group, Inc.                                                                                     64,592
      40,706   Citigroup, Inc.                                                                                  1,996,629
       1,400   Comerica, Inc.                                                                                      81,004
       1,000   Compass Bancshares, Inc.                                                                            46,830
       4,500   Countrywide Financial Corporation                                                                  166,500
       2,900   E*TRADE Financial Corporation(b)                                                                    39,875
       3,200   Equity Office Properties Trust                                                                      89,536
       2,300   Equity Residential REIT                                                                             72,542
       5,400   Federal Home Loan Mortgage Corporation                                                             352,566
       7,600   Federal National Mortgage Corporation                                                              490,808
         700   Federated Investors, Inc.                                                                           20,566
       4,022   Fifth Third Bancorp(c)                                                                             186,902
       1,000   First Horizon National Corporation                                                                  42,570
       1,200   Franklin Resources, Inc.                                                                            81,432
       2,000   Golden West Financial Corporation(b)                                                               129,240
       2,300   Goldman Sachs Group, Inc.                                                                          248,055
       2,300   Hartford Financial Services Group, Inc.                                                            154,767
       1,910   Huntington Bancshares, Inc.                                                                         43,873
      27,958   J.P. Morgan Chase & Company                                                                      1,043,672
       1,900   Janus Capital Group, Inc.                                                                           28,177
       1,150   Jefferson-Pilot Corporation                                                                         57,385
       3,200   KeyCorp                                                                                            106,944
       2,100   Lehman Brothers Holdings, Inc.                                                                     191,499
       1,400   Lincoln National Corporation                                                                        64,596
       1,100   Loews Corporation                                                                                   74,800
         700   M&T Bank Corporation                                                                                71,652
       4,100   Marsh & McLennan Companies, Inc.                                                                   133,250
       1,600   Marshall & Ilsley Corporation                                                                       68,496
       1,200   MBIA, Inc.                                                                                          71,688
      10,000   MBNA Corporation                                                                                   265,800
       3,400   Mellon Financial Corporation                                                                        99,790
       7,300   Merrill Lynch & Company, Inc.                                                                      438,511
       5,800   MetLife, Inc.                                                                                      230,550
         800   MGIC Investment Corporation                                                                         51,120
       1,000   Moody's Corporation                                                                                 83,780
       8,500   Morgan Stanley and Company                                                                         475,660
       4,500   National City Corporation                                                                          159,975
       3,700   North Fork Bancorporation, Inc.                                                                    106,190
       1,500   Northern Trust Corporation                                                                          65,460
       1,500   Plum Creek Timber Company, Inc.                                                                     53,580
       2,300   PNC Financial Services Group, Inc.                                                                 123,901
       2,500   Principal Financial Group, Inc.                                                                    101,450
       1,500   Progressive Corporation                                                                            125,475
       1,500   ProLogis Trust                                                                                      57,210
       2,300   Providian Financial Corporation(b)                                                                 $38,364
       4,000   Prudential Financial, Inc.                                                                         215,640
       3,701   Regions Financial Corporation                                                                      118,432
       1,100   SAFECO Corporation(c)                                                                               50,930
       1,800   Simon Property Group, Inc.                                                                         106,740
       3,300   SLM Corporation                                                                                    165,627
       2,800   Sovereign Bancorp, Inc.                                                                             63,672
       5,164   St. Paul Travelers Companies, Inc.                                                                 193,857
       2,600   State Street Corporation                                                                           116,506
       2,500   SunTrust Banks, Inc.                                                                               180,050
       2,500   Synovus Financial Corporation                                                                       67,825
       1,000   T. Rowe Price Group, Inc.                                                                           59,850
         900   Torchmark Corporation                                                                               49,140
      14,618   U.S. Bancorp                                                                                       439,271
       2,400   UnumProvident Corporation(c)                                                                        41,208
      12,536   Wachovia Corporation                                                                               687,600
       6,800   Washington Mutual, Inc.                                                                            274,380
      13,200   Wells Fargo & Company                                                                              809,160
       1,100   XL Capital, Ltd.                                                                                    82,258
         800   Zions Bancorporation                                                                                54,256
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                17,399,138
=========================================================================================================================

Health Care (12.4%)
-------------------------------------------------------------------------------------------------------------------------
      12,200   Abbott Laboratories                                                                                549,244
       1,100   Aetna, Inc.                                                                                        139,755
       1,000   Allergan, Inc.                                                                                      75,950
         800   AmerisourceBergen Corporation                                                                       46,624
       9,936   Amgen, Inc.(b)                                                                                     618,417
       1,600   Applera Corporation (Applied Biosystems
               Group)                                                                                              32,080
         500   Bausch & Lomb, Inc.                                                                                 36,445
       4,800   Baxter International, Inc.                                                                         162,048
       1,900   Becton, Dickinson and Company                                                                      107,635
       2,590   Biogen Idec, Inc.(b)                                                                               168,246
       1,975   Biomet, Inc.                                                                                        83,898
       5,200   Boston Scientific Corporation(b)                                                                   171,912
      15,200   Bristol-Myers Squibb Company                                                                       356,288
         900   C.R. Bard, Inc.                                                                                     61,020
       3,300   Cardinal Health, Inc.                                                                              185,856
       3,500   Caremark Rx, Inc.(b)                                                                               136,850
         900   Chiron Corporation(b)                                                                               29,565
       1,000   CIGNA Corporation                                                                                   80,250
       8,800   Eli Lilly and Company                                                                              477,312
         700   Express Scripts, Inc.(b)                                                                            51,933
         900   Fisher Scientific International, Inc.(b)                                                            56,835
       2,800   Forest Laboratories, Inc.(b)                                                                       116,284
       1,900   Genzyme Corporation(b)                                                                             110,599
       3,400   Gilead Sciences, Inc.(b)                                                                           112,540
       2,500   Guidant Corporation                                                                                181,225
       2,900   HCA, Inc.                                                                                          129,108
       2,000   Health Management Associates, Inc.(c)                                                               44,160
       1,250   Hospira, Inc.(b)                                                                                    36,112
       1,200   Humana, Inc.(b)                                                                                     41,124
       1,900   IMS Health, Inc.                                                                                    44,422
      23,290   Johnson & Johnson                                                                                1,506,863
       1,933   King Pharmaceuticals, Inc.(b)                                                                       20,316
       1,000   Laboratory Corporation of America
               Holdings(b)                                                                                         47,850
         800   Manor Care, Inc.                                                                                    27,640
       2,300   McKesson Corporation                                                                                79,327
       2,125   Medco Health Solutions, Inc.(b)                                                                     90,461
       1,900   MedImmune, Inc.(b)                                                                                  44,944
       9,400   Medtronic, Inc.                                                                                    493,406
      17,400   Merck & Company, Inc.                                                                              488,070
         500   Millipore Corporation(b)                                                                            21,765
       2,100   Mylan Laboratories, Inc.(c)                                                                         34,923
       1,100   PerkinElmer, Inc.                                                                                   25,289
      59,140   Pfizer, Inc.                                                                                     1,428,822
         700   Quest Diagnostics, Inc.                                                                             66,710
      11,500   Schering-Plough Corporation                                                                        213,440
       2,800   St. Jude Medical, Inc.(b)                                                                          109,984
       2,700   Stryker Corporation                                                                                132,678
       3,600   Tenet Healthcare Corporation(b)                                                                     35,748
       1,300   Thermo Electron Corporation(b)                                                                      38,922
       5,100   UnitedHealth Group, Inc.                                                                           453,390
       1,000   Waters Corporation(b)                                                                               49,080
         900   Watson Pharmaceuticals, Inc.(b)                                                                     26,847
       2,300   WellPoint, Inc.(b)                                                                                 279,450
      10,400   Wyeth                                                                                              412,152
       1,840   Zimmer Holdings, Inc.(b)                                                                           145,084
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               10,716,898
=========================================================================================================================

Industrials (11.5%)
-------------------------------------------------------------------------------------------------------------------------
       6,100   3M Company                                                                                         514,596
       1,600   Allied Waste Industries, Inc.(b)                                                                    13,296
       1,400   American Power Conversion Corporation                                                               29,778
       1,200   American Standard Companies, Inc.(b)                                                                48,048
       1,100   Apollo Group, Inc.(b)                                                                               86,009
         800   Avery Dennison Corporation                                                                          48,072
       6,500   Boeing Company                                                                                     328,900
       3,000   Burlington Northern Santa Fe Corporation                                                           144,540
       2,600   Caterpillar, Inc.                                                                                  231,660
       8,200   Cendant Corporation                                                                                193,110
       1,000   Cintas Corporation                                                                                  43,500
         800   Cooper Industries, Ltd.                                                                             55,600
       1,700   CSX Corporation                                                                                     67,949
         400   Cummins, Inc.                                                                                       31,068
       1,800   Danaher Corporation                                                                                 98,784
       1,900   Deere & Company                                                                                    131,917
       1,100   Delta Air Lines, Inc.(b,c)                                                                           5,929
       1,600   Dover Corporation                                                                                   61,280
       1,200   Eaton Corporation                                                                                   81,588
       3,200   Emerson Electric Company                                                                           215,168
       1,100   Equifax, Inc.                                                                                       31,130
       2,300   FedEx Corporation                                                                                  219,995
         700   Fluor Corporation(c)                                                                                37,478
       1,500   General Dynamics Corporation                                                                       154,875
      83,000   General Electric Company                                                                         2,998,792
       1,000   Goodrich Corporation                                                                                34,300
       1,300   H&R Block, Inc.                                                                                     62,803
       6,700   Honeywell International, Inc.                                                                      241,066
       2,000   Illinois Tool Works, Inc.                                                                          173,960
       1,400   Ingersoll-Rand Company                                                                             104,132
         800   ITT Industries, Inc.                                                                                68,232
         900   L-3 Communications Holdings, Inc.                                                                   64,269
       2,800   Lockheed Martin Corporation                                                                        161,868
       3,500   Masco Corporation                                                                                  128,800
         900   Monster Worldwide, Inc.(b)                                                                          28,161
         600   Navistar International Corporation(b)                                                               23,352
       3,100   Norfolk Southern Corporation                                                                       108,252
       2,834   Northrop Grumman Corporation                                                                       147,028
       1,325   PACCAR, Inc.                                                                                        93,624
       1,000   Pall Corporation                                                                                    26,930
       1,000   Parker-Hannifin Corporation                                                                         65,160
       1,900   Pitney Bowes, Inc.                                                                                  85,006
         600   Power-One, Inc.(b)                                                                                   4,458
       1,800   R.R. Donnelley & Sons Company                                                                       60,210
       3,500   Raytheon Company                                                                                   130,900
       1,200   Robert Half International, Inc.                                                                     36,408
       1,200   Rockwell Automation, Inc.                                                                           67,980
       1,400   Rockwell Collins, Inc.                                                                              60,060
         600   Ryder System, Inc.                                                                                  27,330
       5,400   Southwest Airlines Company                                                                          78,192
       1,000   Textron, Inc.                                                                                       71,980
      15,738   Tyco International, Ltd.                                                                           568,771
       2,100   Union Pacific Corporation                                                                          125,160
       8,800   United Parcel Service, Inc.                                                                        657,184
       4,000   United Technologies Corporation                                                                    402,720
         700   W.W. Grainger, Inc.                                                                                 42,847
       4,400   Waste Management, Inc.                                                                             127,600
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                9,951,805
=========================================================================================================================

Information Technology (14.8%)
-------------------------------------------------------------------------------------------------------------------------
       6,400   ADC Telecommunications, Inc.(b,c)                                                                   16,448
       1,800   Adobe Systems, Inc.                                                                                102,420
       3,000   Advanced Micro Devices, Inc.(b,c)                                                                   47,400
       1,000   Affiliated Computer Services, Inc.(b)                                                               54,190
       2,800   Agilent Technologies, Inc.(b)                                                                       61,908
       2,900   Altera Corporation(b)                                                                               55,680
       2,900   Analog Devices, Inc.                                                                               104,081
       1,300   Andrew Corporation(b)                                                                               16,978
       3,100   Apple Computer, Inc.(b)                                                                            238,390
      13,300   Applied Materials, Inc.(b)                                                                         211,470
       2,500   Applied Micro Circuits Corporation(b)                                                                8,275
       1,800   Autodesk, Inc.                                                                                      52,866
       4,500   Automatic Data Processing, Inc.                                                                    195,660
       3,525   Avaya, Inc.(b)                                                                                      50,584
       1,800   BMC Software, Inc.(b)                                                                               30,294
       1,900   Broadcom Corporation(b)                                                                             60,477
       4,500   CIENA Corporation(b)                                                                                11,475
      51,700   Cisco Systems, Inc.(b)                                                                             932,668
       1,300   Citrix Systems, Inc.(b)                                                                             27,885
       3,609   Computer Associates International, Inc.                                                             98,129
       1,400   Computer Sciences Corporation(b)                                                                    72,128
       3,100   Compuware Corporation(b)                                                                            21,390
       1,600   Comverse Technology, Inc.(b)                                                                        35,760
       1,200   Convergys Corporation(b)                                                                            17,148
      11,000   Corning, Inc.(b)                                                                                   120,340
      19,500   Dell, Inc.(b)                                                                                      814,320
       2,300   Electronic Arts, Inc.(b)                                                                           147,982
       4,000   Electronic Data Systems Corporation                                                                 85,680
      18,800   EMC Corporation(b)                                                                                 246,280
       6,503   First Data Corporation                                                                             264,932
       1,550   Fiserv, Inc.(b)                                                                                     59,288
       2,999   Freescale Semiconductor, Inc.(b)                                                                    52,393
       1,800   Gateway, Inc.(b,c)                                                                                   8,514
      23,641   Hewlett-Packard Company                                                                            463,127
      49,600   Intel Corporation                                                                                1,113,520
      13,000   International Business Machines
               Corporation                                                                                      1,214,460
       1,400   Intuit, Inc.(b)                                                                                     54,600
       1,300   Jabil Circuit, Inc.(b)                                                                              30,641
      11,300   JDS Uniphase Corporation(b)                                                                         24,182
       1,500   KLA-Tencor Corporation(b)                                                                           69,375
       1,000   Lexmark International, Inc.(b)                                                                      83,350
       2,400   Linear Technology Corporation                                                                       90,576
       3,100   LSI Logic Corporation(b,c)                                                                          18,941
      34,700   Lucent Technologies, Inc.(b,c)                                                                     113,122
       2,500   Maxim Integrated Products, Inc.                                                                     97,525
         700   Mercury Interactive Corporation(b)                                                                  30,639
       4,800   Micron Technology, Inc.(b)                                                                          49,968
      72,500   Microsoft Corporation                                                                            1,905,300
       1,200   Molex, Inc.                                                                                         34,464
      19,100   Motorola, Inc.                                                                                     300,634
       2,800   National Semiconductor Corporation                                                                  47,404
       1,600   NCR Corporation(b)                                                                                  54,688
       2,800   Network Appliance, Inc.(b)                                                                          89,152
       3,000   Novell, Inc.(b)                                                                                     17,310
       1,200   Novellus Systems, Inc.(b)                                                                           31,380
       1,300   NVIDIA Corporation(b)                                                                               29,796
      29,000   Oracle Corporation(b)                                                                              399,330
       2,200   Parametric Technology Corporation(b)                                                                12,540
       2,600   Paychex, Inc.                                                                                       79,274
       1,400   PMC-Sierra, Inc.(b)                                                                                 14,392
         700   QLogic Corporation(b)                                                                               26,796
      12,800   QUALCOMM, Inc.                                                                                     476,672
       1,100   Sabre Holdings Corporation                                                                          23,210
       4,000   Sanmina-SCI Corporation(b)                                                                          24,720
       1,200   Scientific-Atlanta, Inc.                                                                            36,372
       3,900   Siebel Systems, Inc.(b)                                                                             33,969
       7,600   Solectron Corporation(b)                                                                            37,772
      26,400   Sun Microsystems, Inc.(b)                                                                          115,104
       2,200   SunGard Data Systems, Inc.(b)                                                                       59,158
       4,900   Symantec Corporation(b)                                                                            114,415
       1,950   Symbol Technologies, Inc.                                                                           35,685
         800   Tektronix, Inc.                                                                                     23,056
       3,700   Tellabs, Inc.(b)                                                                                    26,344
       1,600   Teradyne, Inc.(b)                                                                                   22,448
      13,500   Texas Instruments, Inc.                                                                            313,335
       2,700   Unisys Corporation(b)                                                                               21,195
       3,300   VERITAS Software Corporation(b)                                                                     84,876
       7,400   Xerox Corporation(b)                                                                               117,512
       2,700   Xilinx, Inc.                                                                                        78,813
       9,300   Yahoo!, Inc.(b)                                                                                    327,453
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    12,792,028
=========================================================================================================================

Materials (3.1%)
-------------------------------------------------------------------------------------------------------------------------
       1,800   Air Products and Chemicals, Inc.                                                                   106,038
       6,800   Alcoa, Inc.                                                                                        200,668
         700   Allegheny Technologies, Inc.                                                                        16,800
       1,000   Ball Corporation                                                                                    42,720
         900   Bemis Company, Inc.                                                                                 26,100
       7,383   Dow Chemical Company                                                                               366,935
       7,800   E.I. du Pont de Nemours and Company                                                                370,968
         700   Eastman Chemical Company                                                                            37,905
       1,500   Ecolab, Inc.                                                                                        50,475
       1,000   Engelhard Corporation                                                                               30,050
       1,300   Freeport-McMoRan Copper & Gold, Inc.                                                                47,853
       1,952   Georgia-Pacific Corporation                                                                         62,659
         500   Great Lakes Chemical Corporation                                                                    13,225
         900   Hercules, Inc.(b)                                                                                   13,059
         700   International Flavors & Fragrances, Inc.                                                            29,554
       3,800   International Paper Company                                                                        148,770
         900   Louisiana-Pacific Corporation                                                                       23,040
       1,691   MeadWestvaco Corporation                                                                            48,853
       1,984   Monsanto Company                                                                                   107,394
       3,400   Newmont Mining Corporation                                                                         141,406
       1,200   Nucor Corporation                                                                                   67,392
       1,200   Pactiv Corporation(b)                                                                               26,652
         700   Phelps Dodge Corporation                                                                            67,410
       1,400   PPG Industries, Inc.                                                                                96,292
       2,500   Praxair, Inc.                                                                                      107,875
       1,300   Rohm and Haas Company                                                                               57,512
         700   Sealed Air Corporation(b)                                                                           35,910
         600   Sigma-Aldrich Corporation                                                                           37,710
         500   Temple-Inland, Inc.                                                                                 31,800
         900   United States Steel Corporation                                                                     46,620
         900   Vulcan Materials Company                                                                            50,832
       1,900   Weyerhaeuser Company                                                                               118,560
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  2,629,037
=========================================================================================================================

Telecommunications Services (3.1%)
-------------------------------------------------------------------------------------------------------------------------
       2,400   ALLTEL Corporation                                                                                 132,096
       6,160   AT&T Corporation                                                                                   118,210
      14,300   BellSouth Corporation                                                                              375,232
       1,100   CenturyTel, Inc.                                                                                    35,860
       2,700   Citizens Communications Company                                                                     36,423
       8,700   Nextel Communications, Inc.(b)                                                                     249,603
      11,800   Qwest Communications International,
               Inc.(b)                                                                                             49,560
      26,000   SBC Communications, Inc.                                                                           617,760
      11,500   Sprint Corporation                                                                                 274,045
      21,700   Verizon Communications, Inc.                                                                       772,303
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                2,661,092
=========================================================================================================================

Utilities (3.1%)
-------------------------------------------------------------------------------------------------------------------------
       5,000   AES Corporation(b)                                                                                  70,250
       1,100   Allegheny Energy, Inc.(b,c)                                                                         21,274
       1,600   Ameren Corporation                                                                                  80,192
       3,200   American Electric Power Company, Inc.                                                              112,800
       4,100   Calpine Corporation(b,c)                                                                            13,653
       2,200   CenterPoint Energy, Inc.                                                                            24,750
       1,500   Cinergy Corporation                                                                                 60,435
       1,600   CMS Energy Corporation(b,c)                                                                         16,848
       2,000   Consolidated Edison, Inc.                                                                           87,740
       1,400   Constellation Energy Group, Inc.                                                                    70,000
       2,600   Dominion Resources, Inc.                                                                           180,388
       1,400   DTE Energy Company                                                                                  61,334
       7,500   Duke Energy Corporation                                                                            200,925
       2,300   Dynegy, Inc.(b,c)                                                                                   10,235
       2,500   Edison International, Inc.                                                                          81,175
       1,800   Entergy Corporation                                                                                125,136
       5,150   Exelon Corporation                                                                                 227,888
       2,600   FirstEnergy Corporation                                                                            103,376
       1,500   FPL Group, Inc.                                                                                    114,960
       1,300   KeySpan Corporation(c)                                                                              51,311
         400   Nicor, Inc.(c)                                                                                      14,768
       2,137   NiSource, Inc.                                                                                      48,937
         400   Peoples Energy Corporation                                                                          17,132
       3,100   PG&E Corporation(b)                                                                                108,500
         800   Pinnacle West Capital Corporation                                                                   33,360
       1,500   PPL Corporation                                                                                     81,000
       2,027   Progress Energy, Inc.                                                                               89,695
       1,800   Public Service Enterprise Group, Inc.                                                               94,950
       1,900   Sempra Energy                                                                                       70,718
       5,800   Southern Company                                                                                   195,866
       1,600   TECO Energy, Inc.(c)                                                                                25,616
       1,800   TXU Corporation                                                                                    124,560
       3,155   Xcel Energy, Inc.(c)                                                                                57,389
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  2,677,161
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $83,273,211)                                                           83,143,204
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned (1.3%)          Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   1,119,346   Thrivent Financial Securities Lending Trust                      2.400%              N/A        $1,119,346
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned (cost $1,119,346)                                    1,119,346
=========================================================================================================================

      Shares   Short-Term Investments (2.3%)                         Interest Rate(d)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   2,009,776   Thrivent Money Market Fund(e)                                    1.950%              N/A        $2,009,776
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 2,009,776
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $86,402,333)                                                           $86,272,326
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) The interest rate shown reflects the yield.

(e) At January 31, 2005, $105,600 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition
    $2,009,776 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                               Notional
                                     Number of     Expiration                                  Principal       Unrealized
Type                                 Contracts        Date       Position        Value          Amount            Loss
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Mini Futures                   35          March 2005      Long      $2,067,975      $2,069,989         $2,014


The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.



[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)





[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Large Cap Index Fund-I

Schedule of Investments

As of January 31, 2005
(unaudited)




Large Cap Index Fund-I
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (96.4%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary (11.0%)
-------------------------------------------------------------------------------------------------------------------------
         508   AutoNation, Inc.(b)                                                                                 $9,672
         152   AutoZone, Inc.(b)                                                                                   13,566
         857   Bed Bath & Beyond, Inc.(b)                                                                          34,529
         761   Best Buy Company, Inc.                                                                              40,934
         302   Big Lots, Inc.(b)                                                                                    3,401
         201   Black & Decker Corporation                                                                          16,562
         302   Brunswick Corporation                                                                               13,928
       1,165   Carnival Corporation                                                                                67,104
         402   Centex Corporation                                                                                  24,647
         554   Circuit City Stores, Inc.                                                                            7,933
       1,415   Clear Channel Communications, Inc.                                                                  45,888
         500   Coach, Inc.(b)                                                                                      28,050
       6,416   Comcast Corporation(b)                                                                             206,531
         251   Cooper Tire & Rubber Company                                                                         5,424
         404   Dana Corporation                                                                                     6,411
         380   Darden Restaurants, Inc.                                                                            11,233
       1,615   Delphi Corporation                                                                                  12,258
         201   Dillard's, Inc.                                                                                      5,274
         771   Dollar General Corporation                                                                          15,582
         200   Dow Jones & Company, Inc.                                                                            7,624
         858   Eastman Kodak Company                                                                               28,391
       1,516   eBay, Inc.(b)                                                                                      123,554
         505   Family Dollar Stores, Inc.                                                                          16,892
         503   Federated Department Stores, Inc.                                                                   28,570
       5,254   Ford Motor Company                                                                                  69,195
         454   Fortune Brands, Inc.                                                                                38,127
         704   Gannett Company, Inc.                                                                               56,348
       1,774   Gap, Inc.                                                                                           39,046
       1,665   General Motors Corporation(c)                                                                       61,289
         554   Genuine Parts Company                                                                               23,451
         503   Goodyear Tire & Rubber Company(b,c)                                                                  7,766
         808   Harley-Davidson, Inc.                                                                               48,569
         302   Harrah's Entertainment, Inc.                                                                        19,098
         404   Hasbro, Inc.                                                                                         7,918
       1,161   Hilton Hotels Corporation                                                                           25,832
       6,367   Home Depot, Inc.                                                                                   262,702
       1,008   International Game Technology                                                                       31,550
       1,260   Interpublic Group of Companies, Inc.(b)                                                             16,443
         856   J.C. Penney Company, Inc. (Holding Company)                                                         36,568
         504   Johnson Controls, Inc.                                                                              29,817
         354   Jones Apparel Group, Inc.                                                                           11,905
         100   KB Home                                                                                             10,865
         201   Knight-Ridder, Inc.                                                                                 13,087
         858   Kohl's Corporation(b)                                                                               40,335
         504   Leggett & Platt, Inc.                                                                               14,364
       1,064   Limited Brands, Inc.                                                                                25,217
         303   Liz Claiborne, Inc.                                                                                 12,708
       2,274   Lowe's Companies, Inc.                                                                             129,595
         555   Marriott International, Inc.                                                                        35,065
       1,162   Mattel, Inc.                                                                                        22,601
         856   May Department Stores Company                                                                       29,018
         250   Maytag Corporation(c)                                                                                3,928
       3,685   McDonald's Corporation                                                                             119,357
         504   McGraw-Hill Companies, Inc.                                                                         45,612
         100   Meredith Corporation                                                                                 4,803
         454   New York Times Company                                                                              17,652
         756   Newell Rubbermaid, Inc.                                                                             16,269
       6,500   News Corporation                                                                                   110,500
         557   NIKE, Inc.                                                                                          48,253
         352   Nordstrom, Inc.                                                                                     16,984
         907   Office Depot, Inc.(b)                                                                               15,682
         301   OfficeMax, Inc.                                                                                      8,883
         503   Omnicom Group, Inc.                                                                                 42,700
         302   Pulte Homes, Inc.                                                                                   19,956
         503   RadioShack Corporation                                                                              16,659
         100   Reebok International, Ltd.                                                                           4,453
         558   Sears, Roebuck and Company                                                                          28,040
         353   Sherwin-Williams Company                                                                            15,250
         200   Snap-On, Inc.                                                                                        6,622
         201   Stanley Works                                                                                        9,560
       1,412   Staples, Inc.                                                                                       46,229
       1,110   Starbucks Corporation(b)                                                                            59,940
         606   Starwood Hotels & Resorts Worldwide, Inc.                                                           35,081
       2,628   Target Corporation                                                                                 133,424
         404   Tiffany & Company                                                                                   12,698
      13,286   Time Warner, Inc.(b)                                                                               239,148
       1,416   TJX Companies, Inc.                                                                                 35,457
         654   Toys 'R' Us, Inc.(b)                                                                                14,028
         806   Tribune Company                                                                                     32,224
         706   Univision Communications, Inc.(b)                                                                   19,281
         202   VF Corporation                                                                                      10,736
       4,923   Viacom, Inc.                                                                                       183,825
         329   Visteon Corporation(c)                                                                               2,441
       5,911   Walt Disney Company                                                                                169,232
         302   Wendy's International, Inc.                                                                         11,844
         151   Whirlpool Corporation                                                                               10,307
         859   Yum! Brands, Inc.                                                                                   39,815
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                     3,499,310
=========================================================================================================================

Consumer Staples (9.6%)
-------------------------------------------------------------------------------------------------------------------------
         201   Alberto-Culver Company                                                                              10,904
       1,059   Albertson's, Inc.(c)                                                                                24,230
       5,909   Altria Group, Inc.                                                                                 377,171
       2,325   Anheuser-Busch Companies, Inc.                                                                     114,344
       1,738   Archer-Daniels-Midland Company                                                                      42,060
       1,412   Avon Products, Inc.                                                                                 59,615
         200   Brown-Forman Corporation                                                                             9,646
         660   Campbell Soup Company                                                                               19,351
         405   Clorox Company                                                                                      24,065
       6,123   Coca-Cola Company                                                                                  254,043
         711   Coca-Cola Enterprises, Inc.                                                                         15,606
       1,565   Colgate-Palmolive Company                                                                           82,225
       1,512   ConAgra Foods, Inc.                                                                                 44,604
          50   Coors (Adolph) Company(c)                                                                            3,730
       1,361   Costco Wholesale Corporation                                                                        64,334
       1,110   CVS Corporation                                                                                     51,448
         860   General Mills, Inc.                                                                                 45,571
       2,880   Gillette Company                                                                                   146,074
       1,059   H.J. Heinz Company                                                                                  40,041
         504   Hershey Foods Corporation                                                                           29,479
         860   Kellogg Company                                                                                     38,390
       1,364   Kimberly-Clark Corporation                                                                          89,356
       2,172   Kroger Company(b)                                                                                   37,141
         404   McCormick & Company, Inc.                                                                           15,017
         408   Pepsi Bottling Group, Inc.                                                                          11,159
       4,897   PepsiCo, Inc.                                                                                      262,969
       7,374   Procter & Gamble Company                                                                           392,518
         202   Reynolds American, Inc.(c)                                                                          16,245
       1,261   Safeway, Inc.(b)                                                                                    23,770
       2,222   Sara Lee Corporation                                                                                52,173
         352   SUPERVALU, Inc.                                                                                     11,127
       1,868   SYSCO Corporation                                                                                   65,324
         503   UST, Inc.                                                                                           25,482
       7,382   Wal-Mart Stores, Inc.                                                                              386,817
       2,929   Walgreen Company                                                                                   124,805
         505   William Wrigley Jr. Company                                                                         35,547
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                           3,046,381
=========================================================================================================================

Energy (7.5%)
-------------------------------------------------------------------------------------------------------------------------
         251   Amerada Hess Corporation                                                                            21,749
         720   Anadarko Petroleum Corporation                                                                      47,671
         946   Apache Corporation                                                                                  51,481
         151   Ashland, Inc.                                                                                        9,268
       1,008   Baker Hughes, Inc.                                                                                  43,646
         455   BJ Services Company                                                                                 21,863
       1,110   Burlington Resources, Inc.                                                                          48,518
       6,172   ChevronTexaco Corporation                                                                         $335,757
       1,962   ConocoPhillips                                                                                     182,054
       1,412   Devon Energy Corporation                                                                            57,426
       1,875   El Paso Corporation                                                                                 20,381
         303   EOG Resources, Inc.                                                                                 22,498
      18,705   Exxon Mobil Corporation                                                                            965,178
       1,462   Halliburton Company                                                                                 60,132
         451   Kerr-McGee Corporation                                                                              27,849
         253   Kinder Morgan, Inc.                                                                                 18,985
       1,007   Marathon Oil Corporation                                                                            39,001
         353   Nabors Industries, Ltd.(b)                                                                          17,791
         404   Noble Corporation(b)                                                                                21,553
       1,161   Occidental Petroleum Corporation                                                                    67,779
         301   Rowan Companies, Inc.(b)                                                                             8,476
       1,715   Schlumberger, Ltd.                                                                                 116,689
         201   Sunoco, Inc.                                                                                        17,585
         957   Transocean, Inc.(b)                                                                                 42,108
         756   Unocal Corporation                                                                                  35,963
         700   Valero Energy Corporation                                                                           36,421
       1,563   Williams Companies, Inc.                                                                            26,274
         700   XTO Energy, Inc.                                                                                    25,137
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     2,389,233
=========================================================================================================================

Financials (20.2%)
-------------------------------------------------------------------------------------------------------------------------
         857   ACE, Ltd.                                                                                           37,194
       1,463   AFLAC, Inc.                                                                                         57,803
       1,970   Allstate Corporation                                                                                99,367
         303   Ambac Financial Group, Inc.                                                                         23,295
       3,188   American Express Company                                                                           170,080
       7,527   American International Group, Inc.                                                                 498,965
       1,059   AmSouth Bancorporation                                                                              26,411
         907   Aon Corporation                                                                                     20,625
         253   Apartment Investment & Management Company                                                            9,083
         600   Archstone-Smith Trust                                                                               20,580
      11,734   Bank of America Corporation                                                                        544,106
       2,272   Bank of New York Company, Inc.                                                                      67,501
       1,612   BB&T Corporation                                                                                    63,626
         252   Bear Stearns Companies, Inc.                                                                        25,467
         705   Capital One Financial Corporation                                                                   55,187
       2,887   Charles Schwab Corporation                                                                          32,450
         553   Chubb Corporation                                                                                   41,187
         429   Cincinnati Financial Corporation                                                                    18,927
         600   CIT Group, Inc.                                                                                     24,222
      15,060   Citigroup, Inc.                                                                                    738,693
         453   Comerica, Inc.                                                                                      26,211
         400   Compass Bancshares, Inc.                                                                            18,732
       1,706   Countrywide Financial Corporation                                                                   63,122
       1,100   E*TRADE Financial Corporation(b)                                                                    15,125
       1,212   Equity Office Properties Trust                                                                      33,912
         858   Equity Residential REIT                                                                             27,061
       2,019   Federal Home Loan Mortgage Corporation                                                             131,821
       2,828   Federal National Mortgage Corporation                                                              182,632
         203   Federated Investors, Inc.                                                                            5,964
       1,507   Fifth Third Bancorp(c)                                                                              70,030
         354   First Horizon National Corporation(c)                                                               15,070
         455   Franklin Resources, Inc.                                                                            30,876
         706   Golden West Financial Corporation(b)                                                                45,622
         913   Goldman Sachs Group, Inc.                                                                           98,467
         856   Hartford Financial Services Group, Inc.                                                             57,600
         626   Huntington Bancshares, Inc.                                                                         14,379
      10,278   J.P. Morgan Chase & Company                                                                        383,678
         706   Janus Capital Group, Inc.                                                                           10,470
         430   Jefferson-Pilot Corporation                                                                         21,457
       1,210   KeyCorp                                                                                             40,438
         805   Lehman Brothers Holdings, Inc.                                                                      73,408
         553   Lincoln National Corporation                                                                        25,515
         354   Loews Corporation                                                                                   24,072
         200   M&T Bank Corporation                                                                                20,472
       1,566   Marsh & McLennan Companies, Inc.                                                                    50,895
         506   Marshall & Ilsley Corporation                                                                       21,662
         429   MBIA, Inc.                                                                                          25,628
       3,715   MBNA Corporation                                                                                    98,745
       1,261   Mellon Financial Corporation                                                                        37,010
       2,678   Merrill Lynch & Company, Inc.                                                                      160,867
       2,170   MetLife, Inc.                                                                                       86,258
         251   MGIC Investment Corporation                                                                         16,039
         353   Moody's Corporation                                                                                 29,574
       3,131   Morgan Stanley and Company                                                                         175,211
       1,716   National City Corporation                                                                           61,004
       1,357   North Fork Bancorporation, Inc.                                                                     38,946
         504   Northern Trust Corporation                                                                          21,995
         556   Plum Creek Timber Company, Inc.                                                                     19,860
         855   PNC Financial Services Group, Inc.                                                                  46,059
         860   Principal Financial Group, Inc.                                                                     34,899
         606   Progressive Corporation                                                                             50,692
         500   ProLogis Trust                                                                                      19,070
         806   Providian Financial Corporation(b)                                                                  13,444
       1,467   Prudential Financial, Inc.                                                                          79,086
       1,323   Regions Financial Corporation                                                                       42,336
         402   SAFECO Corporation(c)                                                                              $18,613
         655   Simon Property Group, Inc.                                                                          38,842
       1,262   SLM Corporation                                                                                     63,340
       1,000   Sovereign Bancorp, Inc.                                                                             22,740
       1,953   St. Paul Travelers Companies, Inc.                                                                  73,316
       1,008   State Street Corporation                                                                            45,168
         956   SunTrust Banks, Inc.                                                                                68,851
         908   Synovus Financial Corporation                                                                       24,634
         351   T. Rowe Price Group, Inc.                                                                           21,007
         352   Torchmark Corporation                                                                               19,219
       5,369   U.S. Bancorp                                                                                       161,338
         857   UnumProvident Corporation(c)                                                                        14,715
       4,591   Wachovia Corporation                                                                               251,816
       2,478   Washington Mutual, Inc.                                                                             99,987
       4,848   Wells Fargo & Company                                                                              297,182
         404   XL Capital, Ltd.                                                                                    30,211
         252   Zions Bancorporation                                                                                17,091
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 6,408,253
=========================================================================================================================

Health Care (12.5%)
-------------------------------------------------------------------------------------------------------------------------
       4,496   Abbott Laboratories                                                                                202,410
         453   Aetna, Inc.                                                                                         57,554
         403   Allergan, Inc.                                                                                      30,608
         302   AmerisourceBergen Corporation                                                                       17,601
       3,707   Amgen, Inc.(b)                                                                                     230,724
         554   Applera Corporation (Applied Biosystems Group)                                                      11,108
         201   Bausch & Lomb, Inc.                                                                                 14,651
       1,769   Baxter International, Inc.                                                                          59,721
         706   Becton, Dickinson and Company                                                                       39,995
       1,005   Biogen Idec, Inc.(b)                                                                                65,285
         744   Biomet, Inc.                                                                                        31,605
       1,922   Boston Scientific Corporation(b)                                                                    63,541
       5,656   Bristol-Myers Squibb Company                                                                       132,577
         302   C.R. Bard, Inc.                                                                                     20,476
       1,237   Cardinal Health, Inc.                                                                               69,668
       1,300   Caremark Rx, Inc.(b)                                                                                50,830
         304   Chiron Corporation(b)                                                                                9,986
         404   CIGNA Corporation                                                                                   32,421
       3,283   Eli Lilly and Company                                                                              178,070
         200   Express Scripts, Inc.(b)                                                                            14,838
         300   Fisher Scientific International, Inc.(b)                                                            18,945
       1,112   Forest Laboratories, Inc.(b)                                                                        46,181
         706   Genzyme Corporation(b)                                                                              41,096
       1,300   Gilead Sciences, Inc.(b)                                                                            43,030
         906   Guidant Corporation                                                                                 65,676
       1,063   HCA, Inc.                                                                                           47,325
         657   Health Management Associates, Inc.(c)                                                               14,507
         409   Hospira, Inc.(b)                                                                                    11,816
         454   Humana, Inc.(b)                                                                                     15,559
         654   IMS Health, Inc.                                                                                    15,291
       8,635   Johnson & Johnson                                                                                  558,684
         673   King Pharmaceuticals, Inc.(b)                                                                        7,073
         400   Laboratory Corporation of America Holdings(b)                                                       19,140
         251   Manor Care, Inc.                                                                                     8,672
         856   McKesson Corporation                                                                                29,523
         741   Medco Health Solutions, Inc.(b)                                                                     31,544
         707   MedImmune, Inc.(b)                                                                                  16,724
       3,534   Medtronic, Inc.                                                                                    185,500
       6,417   Merck & Company, Inc.                                                                              179,997
         150   Millipore Corporation(b)                                                                             6,530
         800   Mylan Laboratories, Inc.                                                                            13,304
         352   PerkinElmer, Inc.                                                                                    8,092
      21,781   Pfizer, Inc.                                                                                       526,229
         203   Quest Diagnostics, Inc.                                                                             19,346
       4,243   Schering-Plough Corporation                                                                         78,750
       1,012   St. Jude Medical, Inc.(b)                                                                           39,751
       1,008   Stryker Corporation                                                                                 49,533
       1,390   Tenet Healthcare Corporation(b)                                                                     13,803
         454   Thermo Electron Corporation(b)                                                                      13,593
       1,916   UnitedHealth Group, Inc.                                                                           170,332
         354   Waters Corporation(b)                                                                               17,374
         301   Watson Pharmaceuticals, Inc.(b)                                                                      8,979
         860   WellPoint, Inc.(b)                                                                                 104,490
       3,839   Wyeth                                                                                              152,140
         739   Zimmer Holdings, Inc.(b)                                                                            58,270
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                                3,970,468
=========================================================================================================================

Industrials (11.6%)
-------------------------------------------------------------------------------------------------------------------------
       2,224   3M Company                                                                                         187,617
         554   Allied Waste Industries, Inc.(b)                                                                     4,604
         505   American Power Conversion Corporation                                                               10,741
         456   American Standard Companies, Inc.(b)                                                                18,258
         455   Apollo Group, Inc.(b)                                                                               35,576
         302   Avery Dennison Corporation                                                                          18,147
       2,474   Boeing Company                                                                                     125,184
       1,058   Burlington Northern Santa Fe Corporation                                                            50,974
         959   Caterpillar, Inc.                                                                                   85,447
       3,029   Cendant Corporation                                                                                 71,333
         405   Cintas Corporation                                                                                  17,618
         252   Cooper Industries, Ltd.                                                                             17,514
         654   CSX Corporation                                                                                     26,140
         150   Cummins, Inc.                                                                                       11,650
         704   Danaher Corporation                                                                                 38,636
         755   Deere & Company                                                                                     52,420
         402   Delta Air Lines, Inc.(b,c)                                                                           2,167
         554   Dover Corporation                                                                                   21,218
         404   Eaton Corporation                                                                                   27,468
       1,261   Emerson Electric Company                                                                            84,790
         403   Equifax, Inc.                                                                                       11,405
         907   FedEx Corporation                                                                                   86,755
         202   Fluor Corporation                                                                                   10,815
         554   General Dynamics Corporation                                                                        57,200
      30,550   General Electric Company                                                                         1,103,776
         301   Goodrich Corporation                                                                                10,324
         455   H&R Block, Inc.                                                                                     21,981
       2,524   Honeywell International, Inc.                                                                       90,814
         707   Illinois Tool Works, Inc.                                                                           61,495
         504   Ingersoll-Rand Company                                                                              37,488
         252   ITT Industries, Inc.                                                                                21,493
         300   L-3 Communications Holdings, Inc.                                                                   21,423
       1,062   Lockheed Martin Corporation                                                                         61,394
       1,261   Masco Corporation                                                                                   46,405
         301   Monster Worldwide, Inc.(b)                                                                           9,418
         150   Navistar International Corporation(b)                                                                5,838
       1,110   Norfolk Southern Corporation                                                                        38,761
       1,046   Northrop Grumman Corporation                                                                        54,266
         543   PACCAR, Inc.                                                                                        38,368
         351   Pall Corporation                                                                                     9,452
         352   Parker-Hannifin Corporation                                                                         22,936
         655   Pitney Bowes, Inc.                                                                                  29,305
         151   Power-One, Inc.(b)                                                                                   1,122
         601   R.R. Donnelley & Sons Company                                                                       20,103
       1,259   Raytheon Company                                                                                    47,087
         405   Robert Half International, Inc.                                                                     12,288
         454   Rockwell Automation, Inc.                                                                           25,719
         554   Rockwell Collins, Inc.                                                                              23,767
         200   Ryder System, Inc.                                                                                   9,110
       1,995   Southwest Airlines Company                                                                          28,888
         402   Textron, Inc.                                                                                       28,936
       5,861   Tyco International, Ltd.                                                                           211,817
         756   Union Pacific Corporation                                                                           45,058
       3,284   United Parcel Service, Inc.                                                                        245,249
       1,511   United Technologies Corporation                                                                    152,127
         252   W.W. Grainger, Inc.                                                                                 15,425
       1,664   Waste Management, Inc.                                                                              48,256
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                                3,673,566
=========================================================================================================================

Information Technology (14.9%)
-------------------------------------------------------------------------------------------------------------------------
       2,372   ADC Telecommunications, Inc.(b)                                                                      6,096
         655   Adobe Systems, Inc.                                                                                 37,270
       1,107   Advanced Micro Devices, Inc.(b,c)                                                                   17,491
         400   Affiliated Computer Services, Inc.(b)                                                               21,676
       1,051   Agilent Technologies, Inc.(b)                                                                       23,238
       1,059   Altera Corporation(b)                                                                               20,333
       1,110   Analog Devices, Inc.                                                                                39,838
         451   Andrew Corporation(b)                                                                                5,890
       1,210   Apple Computer, Inc.(b)                                                                             93,049
       4,902   Applied Materials, Inc.(b)                                                                          77,942
         858   Applied Micro Circuits Corporation(b)                                                                2,840
         604   Autodesk, Inc.                                                                                      17,739
       1,665   Automatic Data Processing, Inc.                                                                     72,394
       1,318   Avaya, Inc.(b)                                                                                      18,913
         607   BMC Software, Inc.(b)                                                                               10,216
         755   Broadcom Corporation(b)                                                                             24,032
       1,660   CIENA Corporation(b)                                                                                 4,233
      19,014   Cisco Systems, Inc.(b)                                                                             343,013
         503   Citrix Systems, Inc.(b)                                                                             10,789
       1,390   Computer Associates International, Inc.                                                             37,794
         504   Computer Sciences Corporation(b)                                                                    25,966
       1,159   Compuware Corporation(b)                                                                             7,997
         554   Comverse Technology, Inc.(b)                                                                        12,382
         404   Convergys Corporation(b)                                                                             5,773
       4,033   Corning, Inc.(b)                                                                                    44,121
       7,176   Dell, Inc.(b)                                                                                      299,670
         908   Electronic Arts, Inc.(b)                                                                            58,421
       1,512   Electronic Data Systems Corporation                                                                 32,387
       6,915   EMC Corporation(b)                                                                                  90,586
       2,365   First Data Corporation                                                                              96,350
         580   Fiserv, Inc.(b)                                                                                     22,185
       1,123   Freescale Semiconductor, Inc.(b)                                                                    19,619
         657   Gateway, Inc.(b)                                                                                     3,108
       8,707   Hewlett-Packard Company                                                                            170,570
      18,249   Intel Corporation                                                                                  409,690
       4,848   International Business Machines
               Corporation                                                                                        452,900
         555   Intuit, Inc.(b)                                                                                     21,645
         505   Jabil Circuit, Inc.(b)                                                                              11,903
       4,141   JDS Uniphase Corporation(b)                                                                          8,862
         604   KLA-Tencor Corporation(b)                                                                           27,935
         351   Lexmark International, Inc.(b)                                                                      29,256
         857   Linear Technology Corporation                                                                       32,343
       1,108   LSI Logic Corporation(b,c)                                                                           6,770
      12,816   Lucent Technologies, Inc.(b,c)                                                                      41,780
         959   Maxim Integrated Products, Inc.                                                                     37,411
         201   Mercury Interactive Corporation(b)                                                                   8,798
       1,766   Micron Technology, Inc.(b)                                                                          18,384
      26,725   Microsoft Corporation                                                                              702,333
         467   Molex, Inc.                                                                                         13,412
       7,051   Motorola, Inc.                                                                                     110,983
       1,008   National Semiconductor Corporation                                                                  17,065
         502   NCR Corporation(b)                                                                                  17,158
       1,008   Network Appliance, Inc.(b)                                                                          32,095
       1,109   Novell, Inc.(b)                                                                                      6,399
         453   Novellus Systems, Inc.(b)                                                                           11,846
         455   NVIDIA Corporation(b)                                                                               10,429
      10,657   Oracle Corporation(b)                                                                              146,747
         806   Parametric Technology Corporation(b)                                                                 4,594
         985   Paychex, Inc.                                                                                       30,033
         504   PMC-Sierra, Inc.(b)                                                                                  5,181
         251   QLogic Corporation(b)                                                                                9,608
       4,742   QUALCOMM, Inc.                                                                                     176,592
         389   Sabre Holdings Corporation                                                                           8,208
       1,513   Sanmina-SCI Corporation(b)                                                                           9,350
         453   Scientific-Atlanta, Inc.                                                                            13,730
       1,462   Siebel Systems, Inc.(b)                                                                             12,734
       2,772   Solectron Corporation(b)                                                                            13,777
       9,696   Sun Microsystems, Inc.(b)                                                                           42,275
         808   SunGard Data Systems, Inc.(b)                                                                       21,727
       1,820   Symantec Corporation(b)                                                                             42,497
         730   Symbol Technologies, Inc.                                                                           13,359
         301   Tektronix, Inc.                                                                                      8,675
       1,360   Tellabs, Inc.(b)                                                                                     9,683
         554   Teradyne, Inc.(b)                                                                                    7,773
       4,998   Texas Instruments, Inc.                                                                            116,004
         957   Unisys Corporation(b)                                                                                7,512
       1,260   VERITAS Software Corporation(b)                                                                     32,407
       2,771   Xerox Corporation(b)                                                                                44,003
       1,006   Xilinx, Inc.                                                                                        29,365
       3,428   Yahoo!, Inc.(b)                                                                                    120,700
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                     4,729,852
=========================================================================================================================

Materials (3.0%)
-------------------------------------------------------------------------------------------------------------------------
         656   Air Products and Chemicals, Inc.                                                                    38,645
       2,486   Alcoa, Inc.                                                                                         73,362
         251   Allegheny Technologies, Inc.                                                                         6,024
         302   Ball Corporation                                                                                    12,901
         302   Bemis Company, Inc.                                                                                  8,758
       2,718   Dow Chemical Company                                                                               135,085
       2,829   E.I. du Pont de Nemours and Company                                                                134,547
         201   Eastman Chemical Company                                                                            10,884
         504   Ecolab, Inc.                                                                                        16,960
         352   Engelhard Corporation                                                                               10,578
         403   Freeport-McMoRan Copper & Gold, Inc.                                                                14,834
         708   Georgia-Pacific Corporation                                                                         22,727
         151   Great Lakes Chemical Corporation                                                                     3,994
         352   Hercules, Inc.(b)                                                                                    5,108
         251   International Flavors & Fragrances, Inc.                                                            10,597
       1,419   International Paper Company                                                                         55,554
         351   Louisiana-Pacific Corporation                                                                        8,986
         596   MeadWestvaco Corporation                                                                            17,218
         723   Monsanto Company                                                                                    39,136
       1,260   Newmont Mining Corporation                                                                          52,403
         502   Nucor Corporation                                                                                   28,192
         454   Pactiv Corporation(b)                                                                               10,083
         301   Phelps Dodge Corporation                                                                            28,986
         504   PPG Industries, Inc.                                                                                34,665
         908   Praxair, Inc.                                                                                       39,180
         506   Rohm and Haas Company                                                                               22,385
         201   Sealed Air Corporation(b)                                                                           10,311
         151   Sigma-Aldrich Corporation                                                                            9,490
         201   Temple-Inland, Inc.                                                                                 12,784
         351   United States Steel Corporation                                                                     18,182
         251   Vulcan Materials Company                                                                            14,176
         705   Weyerhaeuser Company                                                                                43,992
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                    950,727
=========================================================================================================================

Telecommunications Services (3.1%)
-------------------------------------------------------------------------------------------------------------------------
         857   ALLTEL Corporation                                                                                  47,169
       2,287   AT&T Corporation                                                                                    43,888
       5,254   BellSouth Corporation                                                                              137,865
         404   CenturyTel, Inc.                                                                                    13,170
       1,007   Citizens Communications Company                                                                     13,584
       3,178   Nextel Communications, Inc.(b)                                                                      91,177
       4,336   Qwest Communications International,
               Inc.(b)                                                                                             18,211
       9,598   SBC Communications, Inc.                                                                          $228,048
       4,287   Sprint Corporation                                                                                 102,159
       7,974   Verizon Communications, Inc.                                                                       283,795
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                  979,066
=========================================================================================================================

Utilities (3.0%)
-------------------------------------------------------------------------------------------------------------------------
       1,864   AES Corporation(b)                                                                                  26,189
         352   Allegheny Energy, Inc.(b,c)                                                                          6,808
         603   Ameren Corporation                                                                                  30,222
       1,129   American Electric Power Company, Inc.                                                               39,797
       1,559   Calpine Corporation(b,c)                                                                             5,191
         806   CenterPoint Energy, Inc.                                                                             9,068
         503   Cinergy Corporation                                                                                 20,266
         602   CMS Energy Corporation(b)                                                                            6,339
         657   Consolidated Edison, Inc.                                                                           28,823
         503   Constellation Energy Group, Inc.                                                                    25,150
         929   Dominion Resources, Inc.                                                                            64,454
         503   DTE Energy Company                                                                                  22,036
       2,724   Duke Energy Corporation(d)                                                                          72,976
         809   Dynegy, Inc.(b,c)                                                                                    3,600
         958   Edison International, Inc.                                                                          31,106
         606   Entergy Corporation                                                                                 42,129
       1,964   Exelon Corporation                                                                                  86,907
         958   FirstEnergy Corporation                                                                             38,090
         553   FPL Group, Inc.                                                                                     42,382
         454   KeySpan Corporation                                                                                 17,919
         150   Nicor, Inc.(c)                                                                                       5,538
         775   NiSource, Inc.                                                                                      17,748
         150   Peoples Energy Corporation                                                                           6,424
       1,160   PG&E Corporation(b)                                                                                 40,600
         301   Pinnacle West Capital Corporation                                                                   12,552
         503   PPL Corporation                                                                                     27,162
         682   Progress Energy, Inc.                                                                               30,178
         706   Public Service Enterprise Group, Inc.                                                               37,242
         659   Sempra Energy                                                                                       24,528
       2,170   Southern Company                                                                                    73,281
         604   TECO Energy, Inc.(c)                                                                                 9,670
         657   TXU Corporation                                                                                     45,464
       1,114   Xcel Energy, Inc.(c)                                                                                20,264
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                    970,103
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $29,808,285)                                                           30,616,959
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned
               (1.2%)                                                Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     377,585   Thrivent Financial Securities Lending Trust                      2.400%              N/A          $377,585
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $377,585)                                                                             377,585
=========================================================================================================================

      Shares   Short-Term Investments (2.4%)                         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
     763,759   Thrivent Money Market Fund(d)                                    1.950%              N/A          $763,759
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                   763,759
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $30,949,629)                                                           $31,758,303
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) All or a portion of the security is on loan.

(d) At January 31, 2005, $35,200 in cash was pledged as the initial margin deposit for open financial futures contracts. In addition, 2,724 shares in Duke Energy Corporation common stock valued at $72,976 and $763,759 of Short-Term Investments were earmarked as collateral to cover open financial futures contracts as follows:

                                                                                               Notional
                                     Number of     Expiration                                  Principal       Unrealized
Type                                 Contracts        Date       Position        Value          Amount            Loss
-------------------------------------------------------------------------------------------------------------------------
S&P 500 Mini Futures                   13          March 2005      Long      $768,105        $771,692           $3,587


(e) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)







[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Balanced Fund

Schedule of Investments

As of January 31, 2005
(unaudited)




Balanced Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

      Shares   Common Stock (57.9%)                                                                                 Value
-------------------------------------------------------------------------------------------------------------------------

Consumer Discretionary (7.7%)
-------------------------------------------------------------------------------------------------------------------------
      10,200   Advance Auto Parts, Inc.(b)                                                                       $439,620
      29,500   ADVO, Inc.                                                                                       1,085,010
      18,650   Aeropostale, Inc.(b)                                                                               518,284
      10,200   American Eagle Outfitters, Inc.(c)                                                                 518,160
      42,200   Applebee's International, Inc.                                                                   1,175,692
      16,700   Autoliv, Inc.                                                                                      787,405
      23,900   Brunswick Corporation                                                                            1,102,268
      47,600   Carnival Corporation                                                                             2,741,760
      18,800   Cheesecake Factory, Inc.(b)                                                                        608,556
      18,300   Children's Place Retail Stores, Inc.(b,d)                                                          694,302
      18,400   D.R. Horton, Inc.                                                                                  731,952
      16,500   eBay, Inc.(b)                                                                                    1,344,750
      40,600   GameStop Corporation(b,d)                                                                          775,054
      91,200   Hilton Hotels Corporation                                                                        2,029,200
      32,100   Home Depot, Inc.                                                                                 1,324,446
      12,100   International Speedway Corporation                                                                 664,532
      11,600   J.C. Penney Company, Inc. (Holding Company)                                                        495,552
      19,400   Kohl's Corporation(b,c)                                                                            911,994
      22,700   Lamar Advertising Company(b)                                                                       975,646
      61,800   Lions Gate Entertainment Corporation(b,d)                                                          616,764
      17,000   Lowe's Companies, Inc.                                                                             968,830
      24,000   McGraw-Hill Companies, Inc.(e)                                                                   2,172,000
      23,500   Nordstrom, Inc.                                                                                  1,133,875
       6,500   PETsMART, Inc.                                                                                     196,495
      52,000   Radio One, Inc.(b,d)                                                                               816,400
      15,100   RadioShack Corporation                                                                             500,112
      25,400   Staples, Inc.                                                                                      831,596
      50,400   Target Corporation(f)                                                                            2,558,808
      69,200   Time Warner, Inc.(b)                                                                             1,245,600
      23,400   ValueVision Media, Inc.(b,d)                                                                       333,450
     135,200   Walt Disney Company                                                                              3,870,776
      27,400   Warnaco Group, Inc.(b)                                                                             592,114
      16,300   Yum! Brands, Inc.                                                                                  755,505
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Discretionary                                                                    35,516,508
=========================================================================================================================

Consumer Staples (5.2%)
-------------------------------------------------------------------------------------------------------------------------
       1,900   Alberto-Culver Company                                                                             103,075
      43,900   Altria Group, Inc.                                                                               2,802,137
      25,800   Anheuser-Busch Companies, Inc.                                                                   1,268,844
      23,900   Archer-Daniels-Midland Company                                                                     578,380
      10,200   Avon Products, Inc.                                                                                430,644
      38,100   Casey's General Stores, Inc.                                                                       671,322
       3,100   Clorox Company                                                                                     184,202
      58,100   Coca-Cola Company(e)                                                                             2,410,569
      11,300   Colgate-Palmolive Company                                                                          593,702
       4,800   Costco Wholesale Corporation                                                                       226,896
       8,300   CVS Corporation                                                                                    384,705
       1,500   Energizer Holdings, Inc.(b)                                                                         84,915
      11,400   Flowers Foods, Inc.                                                                                347,814
      22,800   General Mills, Inc.(c)                                                                           1,208,172
      16,400   Gillette Company                                                                                   831,808
      15,500   Kellogg Company                                                                                    691,920
      10,700   Kimberly-Clark Corporation                                                                         700,957
      22,900   Kroger Company(b)                                                                                  391,590
      20,300   Pepsi Bottling Group, Inc.                                                                         555,205
      37,500   PepsiCo, Inc.(e)                                                                                 2,013,750
      54,600   Procter & Gamble Company(e)                                                                      2,906,358
       1,900   Reynolds American, Inc.                                                                            152,798
      10,400   Sara Lee Corporation                                                                               244,192
       7,700   SUPERVALU, Inc.                                                                                    243,397
      82,100   Wal-Mart Stores, Inc.                                                                            4,302,040
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Staples                                                                          24,329,392
=========================================================================================================================

Energy (4.2%)
-------------------------------------------------------------------------------------------------------------------------
      13,518   Apache Corporation                                                                                 735,650
      16,000   BJ Services Company                                                                                768,800
      51,200   ChevronTexaco Corporation                                                                        2,785,280
      14,500   ConocoPhillips                                                                                   1,345,455
      13,100   Cooper Cameron Corporation(b)                                                                      738,971
     150,586   Exxon Mobil Corporation(c)                                                                       7,770,235
      21,700   Halliburton Company                                                                                892,521
      10,200   Nabors Industries, Ltd.(b)                                                                         514,080
       6,700   Newfield Exploration Company(b)                                                                    410,040
      17,800   Noble Corporation(b)                                                                               949,630
      23,000   Patterson-UTI Energy, Inc.                                                                         447,350
       5,900   Precision Drilling Corporation(b)                                                                  402,380
       8,300   Smith International, Inc.(b)                                                                       491,360
      84,200   Warren Resources, Inc.(b,c,d)                                                                      739,276
      10,700   Weatherford International, Ltd.(b)                                                                 580,689
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    19,571,717
=========================================================================================================================

Financials (11.8%)
-------------------------------------------------------------------------------------------------------------------------
       5,650   Affiliated Managers Group, Inc.(b,d)                                                               358,266
      47,400   Allstate Corporation(e)                                                                          2,390,856
       1,700   AMB Property Corporation                                                                            63,291
      26,700   American Capital Strategies, Ltd.(d)                                                               907,800
      26,662   American International Group, Inc.(e)                                                            1,767,424
      70,900   Ameritrade Holding Corporation(b)                                                                  916,737
       1,900   Apartment Investment & Management Company                                                           68,210
       4,100   Archstone-Smith Trust                                                                              140,630
     102,400   Bank of America Corporation(c)                                                                   4,748,288
         900   Capital Automotive REIT                                                                             29,403
       7,000   Capital One Financial Corporation                                                                  547,960
      25,700   CIT Group, Inc.                                                                                  1,037,509
     118,845   Citigroup, Inc.(c)                                                                               5,829,347
      10,700   City National Corporation                                                                          746,753
         600   Colonial Properties Trust(d)                                                                        21,780
      17,700   Commercial Capital Bancorp, Inc.(d)                                                                352,053
       1,100   Commercial Net Lease Realty, Inc.                                                                   20,625
      26,998   Countrywide Financial Corporation                                                                  998,926
         700   CRT Properties, Inc.                                                                                16,072
       2,200   Developers Diversified Realty Corporation                                                           87,450
      27,200   Doral Financial Corporation                                                                      1,176,400
         500   Entertainment Properties Trust                                                                      21,055
       8,500   Equity Office Properties Trust                                                                     237,830
       6,000   Equity Residential REIT                                                                            189,240
         500   Essex Property Trust, Inc.                                                                          35,975
       5,400   Federal Home Loan Mortgage Corporation                                                             352,566
      28,800   Federal National Mortgage Corporation                                                            1,859,904
         500   Gables Residential Trust(d)                                                                         16,730
      16,100   GB&T Bancshares, Inc.(d)                                                                           386,239
         700   Glenborough Realty Trust, Inc.                                                                      13,482
      15,600   Goldman Sachs Group, Inc.                                                                        1,682,460
      62,100   HCC Insurance Holdings, Inc.(f)                                                                  2,041,227
       1,100   Highwoods Properties, Inc.                                                                          26,950
       1,400   Hospitality Properties Trust                                                                        59,710
      27,300   Investors Financial Services
               Corporation(d)                                                                                   1,376,193
      75,092   J.P. Morgan Chase & Company(e)                                                                   2,803,184
         500   Kilroy Realty Corporation                                                                           19,540
      55,900   Knight Trading Group, Inc.(b,d)                                                                    553,969
       4,200   Legg Mason, Inc.                                                                                   324,366
       1,000   Lexington Corporate Properties Trust(d)                                                             21,400
       1,800   Liberty Property Trust                                                                              70,290
       1,300   Mack-Cali Realty Corporation                                                                        54,574
      16,800   Main Street Banks, Inc.(d)                                                                         548,184
      13,400   MB Financial, Inc.                                                                                 531,846
      48,550   MBNA Corporation                                                                                 1,290,459
      14,275   Mercantile Bank Corporation                                                                        618,821
       1,700   Mercantile Bankshares Corporation                                                                   86,071
      17,900   MetLife, Inc.                                                                                      711,525
      32,100   Morgan Stanley and Company                                                                       1,796,316
       1,200   New Century Financial Corporation                                                                   71,868
       2,200   New Plan Excel Realty Trust, Inc.(d)                                                                55,594
      47,700   North Fork Bancorporation, Inc.                                                                  1,368,990
         200   Parkway Properties, Inc.                                                                             9,300
      32,700   PartnerRe, Ltd.                                                                                  2,072,199
      19,100   Pinnacle Financial Partners, Inc.(b,d)                                                             422,492
       3,800   Plum Creek Timber Company, Inc.                                                                    135,736
       3,700   ProLogis Trust                                                                                     141,118
      33,700   Providian Financial Corporation(b)                                                                 562,116
      12,100   Prudential Financial, Inc.                                                                         652,311
       1,100   Rayonier, Inc. REIT                                                                                 48,950
       1,000   Shurgard Storage Centers, Inc.                                                                      40,900
       6,400   Silicon Valley Bancshares(b)                                                                       279,296
       4,700   Simon Property Group, Inc.                                                                         278,710
      29,400   Sovereign Bancorp, Inc.                                                                            668,556
         300   Sovran Self Storage, Inc.(d)                                                                        11,940
      52,800   St. Paul Travelers Companies, Inc.                                                               1,982,112
       2,600   United Dominion Realty Trust, Inc.                                                                  57,772
      25,200   Vineyard National Bancorp Company(d)                                                               775,908
      11,600   Virginia Commerce Bancorp, Inc.(b,d)                                                               320,392
      21,500   Wachovia Corporation                                                                             1,179,275
       1,900   Weingarten Realty Investors                                                                         67,925
      54,400   Wells Fargo & Company(e)                                                                         3,334,720
       6,400   Wintrust Financial Corporation                                                                     355,072
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                54,849,138
=========================================================================================================================

Health Care (7.2%)
-------------------------------------------------------------------------------------------------------------------------
      37,100   Abbott Laboratories                                                                              1,670,242
       4,100   Advanced Medical Optics, Inc.(b)                                                                   175,029
       2,600   Aetna, Inc.                                                                                        330,330
       2,800   Allergan, Inc.                                                                                     212,660
       3,300   Amedisys, Inc.(b,d)                                                                                 99,330
       2,300   AmerisourceBergen Corporation                                                                      134,044
      26,200   Amgen, Inc.(b)                                                                                   1,630,688
      13,400   Baxter International, Inc.                                                                         452,384
       2,200   Beckman Coulter, Inc.                                                                              147,400
       7,300   Becton, Dickinson and Company                                                                      413,545
       7,000   Biogen Idec, Inc.(b)                                                                               454,720
       5,300   Biomet, Inc.                                                                                       225,144
      10,400   Boston Scientific Corporation(b)                                                                   343,824
      46,500   Bristol-Myers Squibb Company                                                                     1,089,960
       4,200   C.R. Bard, Inc.                                                                                    284,760
       6,800   Cardinal Health, Inc.                                                                              382,976
       9,500   Caremark Rx, Inc.(b)                                                                               371,450
       9,200   Centene Corporation(b)                                                                             308,660
       4,600   Charles River Laboratories International,
               Inc.(b,d)                                                                                          217,948
       4,800   Community Health Systems, Inc.(b)                                                                  139,104
       2,700   Cooper Companies, Inc.(d)                                                                          207,090
       3,700   Covance, Inc.(b)                                                                                   157,250
       1,800   Dade Behring Holdings, Inc.(b)                                                                     102,870
       3,400   Dentsply International, Inc.                                                                       190,638
       4,100   Digene Corporation(b,d)                                                                            105,001
      25,800   Eli Lilly and Company                                                                            1,399,392
      19,600   Encore Medical Corporation(b,d)                                                                    110,544
       2,200   Fisher Scientific International, Inc.(b)                                                           138,930
       3,200   Forest Laboratories, Inc.(b)                                                                       132,896
       6,100   Genzyme Corporation(b)                                                                             355,081
      12,200   Gilead Sciences, Inc.(b)                                                                           403,820
       7,400   Guidant Corporation                                                                                536,426
       1,600   Henry Schein, Inc.(b)                                                                              108,896
       6,590   Hospira, Inc.(b)                                                                                   190,385
       8,800   Humana, Inc.(b)                                                                                    301,576
       4,000   Intuitive Surgical, Inc.(b,d)                                                                      159,600
       1,600   Invitrogen Corporation(b)                                                                          109,936
      10,575   IVAX Corporation(b)                                                                                158,942
      64,600   Johnson & Johnson(e)                                                                             4,179,620
       3,700   LifePoint Hospitals, Inc.(b)                                                                       139,860
       8,478   Medco Health Solutions, Inc.(b)                                                                    360,908
       7,500   MedImmune, Inc.(b)                                                                                 177,412
      27,300   Medtronic, Inc.                                                                                  1,432,977
      50,900   Merck & Company, Inc.                                                                            1,427,745
       6,200   PacifiCare Health Systems, Inc.(b)                                                                 381,486
       3,300   Patterson Companies, Inc.(b,d)                                                                     153,714
     155,825   Pfizer, Inc.(e)                                                                                  3,764,732
       4,800   Psychiatric Solutions, Inc.(b)                                                                     169,920
       3,200   Quest Diagnostics, Inc.                                                                            304,960
       6,400   Renal Care Group, Inc.(b)                                                                          244,224
       2,100   ResMed, Inc.(b)                                                                                    107,730
      35,400   Schering-Plough Corporation                                                                        657,024
       5,400   Sierra Health Services, Inc.(b,d)                                                                  296,622
       9,600   St. Jude Medical, Inc.(b)                                                                          377,088
       3,100   Stryker Corporation                                                                                152,334
       4,100   Sybron Dental Specialties, Inc.(b)                                                                 154,816
       4,800   Telik, Inc.(b,d)                                                                                    91,296
       6,900   Teva Pharmaceutical Industries, Ltd.                                                               198,237
       4,700   Triad Hospitals, Inc.(b)                                                                           191,243
       5,000   United Surgical Partners International,
               Inc.(b,d)                                                                                          196,950
      12,700   UnitedHealth Group, Inc.                                                                         1,129,030
       3,200   Varian Medical Systems, Inc.(b)                                                                    120,736
       2,400   Ventana Medical Systems, Inc.(b,d)                                                                 161,472
      17,100   Vertex Pharmaceuticals, Inc.(b,d)                                                                  173,907
       8,800   Wellcare Health Plans, Inc.(b)                                                                     309,760
       3,400   WellPoint, Inc.(b)                                                                                 413,100
       5,300   Wright Medical Group, Inc.(b)                                                                      145,485
      31,500   Wyeth(e)                                                                                         1,248,345
       3,600   Zimmer Holdings, Inc.(b)                                                                           283,860
       7,200   ZymoGenetics, Inc.(b,d)                                                                            148,680
-------------------------------------------------------------------------------------------------------------------------
               Total Health Care                                                                               33,248,744
=========================================================================================================================

Industrials (7.1%)
-------------------------------------------------------------------------------------------------------------------------
       7,600   3M Company                                                                                         641,136
      34,000   C.H. Robinson Worldwide, Inc.                                                                    1,751,000
       4,700   CUNO, Inc.(b)                                                                                      269,921
      10,200   Eaton Corporation                                                                                  693,498
      62,500   EGL, Inc.(b)                                                                                     1,889,375
       7,700   Emerson Electric Company                                                                           517,748
      35,100   Expeditors International of Washington,
               Inc.                                                                                             1,970,514
      14,800   Fastenal Company(d)                                                                                889,924
      30,900   Federal Signal Corporation(d)                                                                      510,777
      93,200   General Electric Company(e)                                                                      3,367,316
      18,800   Genlyte Group, Inc.(b)                                                                           1,504,188
      28,200   Hexcel Corporation(b)                                                                              415,386
      55,500   Honeywell International, Inc.                                                                    1,996,890
       8,450   IDEX Corporation(d)                                                                                325,748
       6,700   Illinois Tool Works, Inc.                                                                          582,766
       7,000   Ingersoll-Rand Company                                                                             520,660
       9,700   Jacobs Engineering Group, Inc.(b)                                                                  492,663
     129,000   Jacuzzi Brands, Inc.(b)                                                                          1,302,900
      39,000   Manitowoc Company, Inc.                                                                          1,419,600
      32,400   MSC Industrial Direct Company, Inc.                                                              1,121,688
     315,800   Northwest Airlines Corporation(b,d)                                                              2,333,762
      18,600   Oshkosh Truck Corporation                                                                        1,365,054
      26,100   Robert Half International, Inc.                                                                    791,874
      53,000   Stewart & Stevenson Services, Inc.                                                               1,083,320
      92,700   Tyco International, Ltd.                                                                         3,350,178
      10,700   United Technologies Corporation                                                                  1,077,276
      25,800   York International Corporation                                                                     937,056
-------------------------------------------------------------------------------------------------------------------------
               Total Industrials                                                                               33,122,218
=========================================================================================================================

Information Technology (9.1%)
-------------------------------------------------------------------------------------------------------------------------
      15,500   Accenture, Ltd.(b)                                                                                 403,775
      10,400   Agilent Technologies, Inc.(b)                                                                      229,944
      12,500   Altiris, Inc.(b)                                                                                   406,375
      18,100   Analog Devices, Inc.                                                                               649,609
      21,900   Andrew Corporation(b)                                                                              286,014
      20,400   Apple Computer, Inc.(b)                                                                          1,568,760
      38,500   Applied Materials, Inc.(b)                                                                         612,150
      32,300   Ariba, Inc.(b)                                                                                     448,324
      33,300   Arris Group, Inc.(b,d)                                                                             206,127
      14,000   Ask Jeeves, Inc.(b,d)                                                                              397,040
      19,100   ATI Technologies, Inc.(b)                                                                          331,003
       9,880   Automatic Data Processing, Inc.                                                                    429,582
      32,800   Avaya, Inc.(b)                                                                                     470,680
      10,700   Avocent Corporation(b)                                                                             390,657
      50,100   BEA Systems, Inc.(b)                                                                               426,852
       4,500   Broadcom Corporation(b)                                                                            143,235
     157,000   Cisco Systems, Inc.(b,c)                                                                         2,832,280
      17,600   Citrix Systems, Inc.(b)                                                                            377,520
         100   Computer Associates International, Inc.                                                              2,719
      18,600   Comverse Technology, Inc.(b)                                                                       415,710
      57,300   Dell, Inc.(b)                                                                                    2,392,848
      77,600   EMC Corporation(b)                                                                               1,016,560
       7,910   First Data Corporation                                                                             322,253
      19,300   Flextronics International, Ltd.(b)                                                                 273,095
      39,000   Hewlett-Packard Company(e)                                                                         764,010
       6,300   Infosys Technologies, Ltd. ADR(d)                                                                  416,052
     158,000   Intel Corporation(e)                                                                             3,547,100
      11,000   Inter-Tel, Inc.                                                                                    291,390
      42,000   International Business Machines
               Corporation(c)                                                                                   3,923,640
      43,400   Interwoven, Inc.(b)                                                                                395,374
       4,000   KLA-Tencor Corporation(b)                                                                          185,000
       2,900   Lam Research Corporation(b)                                                                         77,604
       1,400   Lexmark International, Inc.(b)                                                                     116,690
       6,200   Linear Technology Corporation                                                                      233,988
      15,600   Macromedia, Inc.(b)                                                                                534,144
       7,200   Maxim Integrated Products, Inc.                                                                    280,872
     203,800   Microsoft Corporation(c)                                                                         5,355,864
      54,600   Motorola, Inc.                                                                                     859,404
       8,000   National Semiconductor Corporation                                                                 135,440
      65,400   Novell, Inc.(b)                                                                                    377,358
      15,400   NVIDIA Corporation(b)                                                                              352,968
     110,500   Oracle Corporation(b)                                                                            1,521,585
      27,700   Perot Systems Corporation(b)                                                                       408,575
      34,100   Powerwave Technologies, Inc.(b,d)                                                                  268,367
      18,300   Progress Software Corporation(b)                                                                   394,182
      50,200   QUALCOMM, Inc.                                                                                   1,869,448
      12,700   Scientific-Atlanta, Inc.                                                                           384,937
     205,700   Seebeyond Technology, Corporation(b)                                                               711,722
      66,700   Stellent, Inc.(b)                                                                                  570,285
       8,000   Symantec Corporation(b)                                                                            186,800
      46,400   Tellabs, Inc.(b)                                                                                   330,368
       4,000   Teradyne, Inc.(b)                                                                                   56,120
      49,900   Texas Instruments, Inc.                                                                          1,158,179
      14,010   VeriSign, Inc.(b)                                                                                  362,018
     103,400   Vitria Technology, Inc.(b)                                                                         423,940
       7,500   Xilinx, Inc.                                                                                       218,925
      10,900   Yahoo!, Inc.(b)                                                                                    383,789
-------------------------------------------------------------------------------------------------------------------------
               Total Information Technology                                                                    42,129,250
=========================================================================================================================

Materials (2.1%)
-------------------------------------------------------------------------------------------------------------------------
       4,800   Air Products and Chemicals, Inc.                                                                   282,768
       7,300   Alcan, Inc.(d)                                                                                     290,321
      12,000   Century Aluminum Company(b)                                                                        299,040
       8,800   Dow Chemical Company                                                                               437,360
      17,900   E.I. du Pont de Nemours and Company                                                                851,324
       2,600   Eastman Chemical Company                                                                           140,790
       7,800   FMC Corporation(b)                                                                                 368,082
      17,900   Georgia-Pacific Corporation                                                                        574,590
       4,000   Lafarge North America, Inc.                                                                        216,960
      17,765   Lyondell Chemical Company                                                                          522,646
       5,100   Monsanto Company                                                                                   276,063
       7,000   NOVA Chemicals Corporation(d)                                                                      316,050
       1,460   Novelis, Inc.(b,d)                                                                                  32,719
      31,300   Packaging Corporation of America(e)                                                                698,303
      24,100   Pactiv Corporation(b)                                                                              535,261
       7,200   Peabody Energy Corporation                                                                         610,200
       6,700   Phelps Dodge Corporation                                                                           645,210
      11,800   PPG Industries, Inc.                                                                               811,604
      13,900   Praxair, Inc.                                                                                      599,785
       2,000   Steel Dynamics, Inc.(d)                                                                             75,600
      15,800   Wausau-Mosinee Paper Corporation                                                                   234,156
      12,600   Weyerhaeuser Company                                                                               786,240
-------------------------------------------------------------------------------------------------------------------------
               Total Materials                                                                                  9,605,072
=========================================================================================================================

Telecommunications Services (1.6%)
-------------------------------------------------------------------------------------------------------------------------
       7,050   Arbinet Holdings, Inc.(b,d)                                                                        172,020
      23,600   BellSouth Corporation                                                                              619,264
      30,500   Citizens Communications Company                                                                    411,445
      12,600   Iowa Telecommunications Services, Inc.                                                             255,150
      32,700   Nextel Communications, Inc.(b)                                                                     938,163
      14,600   Nextel Partners, Inc.(b)                                                                           290,394
       6,700   NII Holdings, Inc.(b,d)                                                                            360,460
      51,199   SBC Communications, Inc.                                                                         1,216,488
      36,249   Sprint Corporation                                                                                 863,814
      58,100   Verizon Communications, Inc.(e)                                                                  2,067,779
      10,100   Vodafone Group plc ADR                                                                             262,398
-------------------------------------------------------------------------------------------------------------------------
               Total Telecommunications Services                                                                7,457,375
=========================================================================================================================

Utilities (1.9%)
-------------------------------------------------------------------------------------------------------------------------
       8,000   American Electric Power Company, Inc.                                                              282,000
      23,300   Dominion Resources, Inc.                                                                         1,616,554
       3,500   DTE Energy Company(d)                                                                              153,335
      11,300   Entergy Corporation                                                                                785,576
      27,800   Exelon Corporation                                                                               1,230,150
       8,300   FirstEnergy Corporation                                                                            330,008
       9,100   FPL Group, Inc.                                                                                    697,424
      23,000   NiSource, Inc.                                                                                     526,700
      17,700   PPL Corporation                                                                                    955,800
      19,000   Progress Energy, Inc.                                                                              840,750
       4,800   Public Service Enterprise Group, Inc.                                                              253,200
       7,700   Southern Company                                                                                   260,029
       8,000   TXU Corporation                                                                                    553,600
      13,100   Wisconsin Energy Corporation                                                                       447,758
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  8,932,884
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $259,068,090)                                                         268,762,298
=========================================================================================================================


Principal
Amount         Long-Term Fixed Income (30.6%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (3.7%)
-------------------------------------------------------------------------------------------------------------------------
    $750,000   Capital Auto Receivables Asset Trust                             3.350%        2/15/2008          $747,334
   1,250,000   Chase Credit Card Master Trust(f,g)                              2.610         2/15/2005         1,252,818
   1,800,000   Citibank Credit Card Master Trust I(f)                           6.050         1/15/2010         1,919,063
   1,500,000   Countrywide Asset Backed Certificates                            4.905         8/25/2032         1,512,206
   1,000,000   Countrywide Asset-Backed Certificates                            3.903         1/25/2031           997,985
     500,000   Credit Based Asset Servicing and
               Securitization                                                   3.887        10/25/2034           497,230
     144,083   Federal Home Loan Mortgage Corporation                           3.158        12/27/2029           143,868
   1,500,000   GMAC Mortgage Corporation Loan Trust(g)                          2.660         2/25/2005         1,503,158
     891,116   Green Tree Financial Corporation                                 6.330         11/1/2029           931,718
     500,000   Harley Davidson Motorcycle Trust                                 3.200         5/15/2012           493,832
     500,000   Popular ABS Mortgage Pass-Through Trust                          4.000        12/25/2034           499,362
   5,000,000   Residential Asset Securities
               Corporation(c)                                                   3.250         5/25/2029         4,982,645
   1,500,000   Residential Asset Securities Corporation                         4.040         7/25/2030         1,504,596
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   16,985,815
=========================================================================================================================

Basic Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   Glencore Funding, LLC                                            6.000         4/15/2014           242,860
     500,000   Lubrizol Corporation                                             5.875         12/1/2008           525,748
     450,000   Lubrizol Corporation                                             5.500         10/1/2014           462,524
     250,000   Packaging Corporation of America                                 4.375          8/1/2008           250,363
     500,000   Precision Castparts Corporation                                  5.600        12/15/2013           512,958
     500,000   Weyerhaeuser Company                                             5.250        12/15/2009           519,828
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            2,514,281
=========================================================================================================================

Capital Goods (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   Goodrich Corporation                                             6.450        12/15/2007           266,805
   1,000,000   Goodrich Corporation                                             7.625        12/15/2012         1,189,039
     750,000   Oakmont Asset Trust                                              4.514        12/22/2008           754,540
   1,250,000   Tyco International Group SA                                      6.000        11/15/2013         1,362,916
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              3,573,300
=========================================================================================================================

Commercial Mortgage-Backed Securities (4.4%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Banc of America Commercial Mortgage, Inc.                        4.561        11/10/2041           755,301
     500,000   Banc of America Commercial Mortgage, Inc.                        5.118         7/11/2043           519,188
   1,000,000   Bear Stearns Commercial Mortgage
               Securities                                                       3.869         2/11/2041           988,493
   1,000,000   Bear Stearns Commercial Mortgage
               Securities                                                       4.487         2/11/2041           997,923
   1,082,836   CAM Commercial Mortgage Corporation(f)                           4.834        11/14/2036         1,097,761
   1,250,000   Commercial Mortgage Pass-Through
               Certificates                                                     4.405        10/15/2037         1,248,822
   1,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation                                           3.516         1/15/2037           982,663
   1,000,000   First Union National Bank Commercial
               Mortgage Trust                                                   7.390        12/15/2031         1,129,799
     335,626   First Union-Lehman Brothers-Bank of
               America Commercial Mortgage Trust                                6.280        11/18/2035           336,555
     750,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           3.890         1/12/2037           745,436
     500,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           4.529         1/12/2037           502,670
     500,000   LB-UBS Commercial Mortgage Trust                                 3.323         3/15/2027           490,868
   2,000,000   LB-UBS Commercial Mortgage Trust                                 3.086         5/15/2027         1,945,848
   1,000,000   LB-UBS Commercial Mortgage Trust                                 6.653        11/15/2027         1,121,952
   2,500,000   LB-UBS Commercial Mortgage Trust                                 4.187         8/15/2029         2,507,668
   1,500,000   Morgan Stanley Capital I, Inc.                                   6.210        11/15/2031         1,604,169
   1,250,000   Morgan Stanley Capital I, Inc.                                   3.920         4/14/2040         1,246,895
   1,300,000   Nationslink Funding Corporation                                  6.476         8/20/2030         1,394,999
   1,000,000   Wachovia Bank Commercial Mortgage Trust                          4.390         2/15/2036           996,722
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed
               Securities                                                                                      20,613,732
=========================================================================================================================

Communications Services (1.8%)
-------------------------------------------------------------------------------------------------------------------------
     375,000   AT&T Broadband Corporation                                       8.375         3/15/2013           463,248
     350,000   AT&T Wireless Services, Inc.                                     8.125          5/1/2012           422,750
   1,000,000   Continental Cablevision, Inc.                                    8.875         9/15/2005         1,033,091
   1,500,000   Cox Communications, Inc.                                         6.750         3/15/2011         1,645,438
   1,000,000   Deutsche Telekom International Finance BV                        8.500         6/15/2010         1,186,862
     250,000   Deutsche Telekom International Finance BV                        5.250         7/22/2013           257,855
     300,000   News America, Inc.                                               4.750         3/15/2010           303,831
     750,000   Sprint Capital Corporation                                       6.900          5/1/2019           846,005
     750,000   Telecom Italia Capital SA                                        4.000         1/15/2010           732,340
     500,000   Telefonos de Mexico SA                                           4.500        11/19/2008           501,182
     250,000   Telefonos de Mexico SA                                           4.750         1/27/2010           250,647
     500,000   Verizon Global Funding Corporation                               7.250         12/1/2010           570,691
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    8,213,940
=========================================================================================================================

Consumer Cyclical (1.3%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   AOL Time Warner, Inc.                                            6.875          5/1/2012           567,912
     250,000   AOL Time Warner, Inc.                                            7.700          5/1/2032           311,430
     750,000   Caesars Entertainment, Inc.                                      8.500        11/15/2006           806,250
   1,000,000   D.R. Horton, Inc.                                                7.500         12/1/2007         1,084,292
     500,000   D.R. Horton, Inc.                                                5.000         1/15/2009           506,848
     500,000   D.R. Horton, Inc.                                                4.875         1/15/2010           502,146
   1,000,000   DaimlerChrysler North American Holdings
               Corporation                                                      4.750         1/15/2008         1,016,806
     500,000   Ford Motor Credit Company                                        7.375          2/1/2011           533,661
     375,000   General Motors Acceptance Corporation                            6.750         12/1/2014           367,663
     500,000   KB Home                                                          6.375         8/15/2011           529,797
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          6,226,805
=========================================================================================================================

Consumer Non-Cyclical (0.5%)
-------------------------------------------------------------------------------------------------------------------------
    $850,000   Bunge Limited Finance Corporation                                7.800%       10/15/2012         1,013,300
     250,000   Fred Meyer, Inc.                                                 7.450          3/1/2008           273,816
     500,000   Kraft Foods, Inc.                                                4.125        11/12/2009           495,594
     500,000   WellPoint, Inc.                                                  5.000        12/15/2014           503,060
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      2,285,770
=========================================================================================================================

Energy (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     600,000   Amerada Hess Corporation                                         6.650         8/15/2011           660,211
     325,000   Pemex Project Funding Master Trust(d)                            8.000        11/15/2011           373,750
     500,000   Pioneer Natural Resources Company                                5.875         7/15/2016           526,182
     850,000   Valero Energy Corporation                                        4.750         6/15/2013           844,615
     750,000   XTO Energy, Inc.                                                 5.000         1/31/2015           751,751
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     3,156,509
=========================================================================================================================

Financials (2.8%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   ANZ Capital Trust I                                              4.484         1/15/2010           499,726
   1,000,000   Archstone-Smith Trust                                            3.000         6/15/2008           965,175
   1,000,000   Capital One Financial Corporation(f)                             6.250        11/15/2013         1,083,737
     750,000   Goldman Sachs Group, Inc.                                        5.125         1/15/2015           759,250
     600,000   HSBC Capital Funding, LP                                         9.547         6/30/2010           743,376
     750,000   ING Capital Funding Trust III                                    8.439        12/31/2010           894,183
     500,000   iSTAR Financial, Inc.                                            4.875         1/15/2009           505,632
     500,000   iSTAR Financial, Inc.                                            5.125          4/1/2011           503,141
   1,848,792   Lehman Brothers, Inc.                                            6.539         8/15/2008         1,930,139
     375,000   Montpelier Re Holdings, Ltd.                                     6.125         8/15/2013           387,945
   1,000,000   Regency Centers, LP                                              7.125         7/15/2005         1,017,884
     650,000   Royal Bank of Scotland Group plc                                 9.118         3/31/2010           786,880
     500,000   Simon Property Group, LP                                         6.375        11/15/2007           530,234
     625,000   Union Planters Corporation                                       7.750          3/1/2011           734,039
     750,000   Wachovia Bank NA                                                 4.875          2/1/2015           753,830
     750,000   Washington Mutual Bank FA                                        5.125         1/15/2015           755,354
     250,000   Westpac Capital Trust III                                        5.819         9/30/2013           264,048
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                13,114,573
=========================================================================================================================

Foreign (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Corporacion Andina de Fomento                                    6.875         3/15/2012           844,564
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                      844,564
=========================================================================================================================

Mortgage-Backed Securities (6.1%)
-------------------------------------------------------------------------------------------------------------------------
   6,500,000   Federal National Mortgage Association
               15-Yr. Conventional(h)                                           5.500          2/1/2020         6,703,125
  21,000,000   Federal National Mortgage Association
               30-Yr. Conventional(h)                                           6.000          2/1/2035        21,682,500
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                28,385,625
=========================================================================================================================

Technology (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Deluxe Corporation                                               3.500         10/1/2007           737,500
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                   737,500
=========================================================================================================================

Transportation (0.2%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Union Pacific Corporation                                        4.875         1/15/2015           748,404
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                               748,404
=========================================================================================================================

U.S. Government (5.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Federal Home Loan Mortgage Corporation(d)                        3.500         9/15/2007         2,495,335
   5,000,000   Federal National Mortgage Association(g)                         2.584          2/1/2005         5,002,170
   4,000,000   Federal National Mortgage Association                            2.625        11/15/2006         3,945,516
   1,000,000   Federal National Mortgage Association(d)                         4.250         7/15/2007         1,015,858
   3,500,000   Federal National Mortgage Association(d)                         5.500         3/15/2011         3,744,615
   2,525,000   U.S. Treasury Bonds                                              6.125         8/15/2029         3,062,153
   3,039,780   U.S. Treasury Inflation Indexed Bonds                            2.375         1/15/2025         3,270,375
   1,250,000   U.S. Treasury Notes(d)                                           5.000         2/15/2011         1,329,004
     125,000   U.S. Treasury Notes(d)                                           4.250        11/15/2014           126,152
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           23,991,178
=========================================================================================================================

Utilities (2.2%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Alliant Energy Resources, Inc.                                   7.375         11/9/2009           566,042
     500,000   Enterprise Products Operating, LP                                4.625        10/15/2009           498,813
     500,000   Enterprise Products Operating, LP                                5.600        10/15/2014           512,354
   1,250,000   FirstEnergy Corporation                                          6.450        11/15/2011         1,356,506
     750,000   Kinder Morgan Energy Partners, LP                                5.125        11/15/2014           753,087
     500,000   Magellan Midstream Partners, LP                                  5.650        10/15/2016           512,001
   1,000,000   NiSource Finance Corporation                                     7.875        11/15/2010         1,172,873
     750,000   Plains All American Pipeline, LP                                 7.750        10/15/2012           882,545
     250,000   Plains All American Pipeline, LP                                 5.875         8/15/2016           259,872
     831,237   Power Contract Financing, LLC                                    5.200          2/1/2006           842,617
     707,520   Power Receivables Finance, LLC                                   6.290          1/1/2012           740,780
     600,000   Public Service Company of New Mexico                             4.400         9/15/2008           603,888
     375,000   Southern California Edison Company                               5.000         1/15/2016           378,328
     200,000   Texas-New Mexico Power Company                                   6.125          6/1/2008           205,491
     750,000   Westar Energy, Inc.                                              7.875          5/1/2007           810,484
     250,000   Westar Energy, Inc.                                              5.150          1/1/2017           251,894
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 10,347,575
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $140,232,949)                                               141,739,571
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (5.5%)          Interest Rate(i)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  25,347,448   Thrivent Financial Securities Lending Trust                      2.400%              N/A        25,347,448
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $25,347,448)                                                                       25,347,448
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (6.0%)                        Interest Rate (i)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  19,789,298   Thrivent Money Market Fund                                       1.950%              N/A       $19,789,298
  $8,020,000   Total Capital SA                                                 2.490          2/1/2005         8,020,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                27,809,298
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $452,457,785)                                                         $463,658,615
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Non-income producing security.

(c) Earmarked as collateral for long settling trades.

(d) All or a portion of the security is on loan.

(e) At January 31, 2005, all or a portion of the denoted securities, valued at $39,324,155, were pledged as the initial margin deposit or ear

                                                                                               Notional
                                     Number of     Expiration                                  Principal       Unrealized
Type                                 Contracts        Date       Position        Value          Amount         Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 5 yr.       225         March 2005      Short     $(24,581,251)   $(24,554,486       $(26,765)
U.S. Treasury Bond Futures 10 yr.       85         March 2005      Long         9,761,719       9,521,783        239,936

(f) At January 31, 2005, all or a portion of the denoted securities, valued at $8,044,556, earmarked as collateral to cover call options written as follows:

                                     Number of     Exercise      Expiration                    Unrealized
Call Options                         Contracts      Price           Date         Value            Loss
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 30 yr.      57           $115         March 2005    $(46,313)        $22,793


(g) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(h) Denotes investments purchased on a when-issued basis.

(i) The interest rate shown reflects the yield.

(j) Miscellaneous footnote:

    ADR -- American Depository Receipts, which are certificates for shares of an underlying foreign security's shares held by an issuing U.S. depository bank

The accompanying notes to the Schedule of Investments are an integral part of this schedule.


Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)






[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

High Yield Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


High Yield Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

Principal
Amount         Long-Term Fixed Income (85.5%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (1.0%)
-------------------------------------------------------------------------------------------------------------------------
  $2,900,000   CSAM Funding Corporation(b)                                     12.780%       10/15/2016        $2,929,000
   1,950,000   Katonah, Ltd.(b)                                                12.015         2/20/2015         1,993,875
   2,000,000   Venture CDO 2002, Ltd.(b)                                       13.060         3/15/2015         2,060,000
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                    6,982,875
=========================================================================================================================

Basic Materials (12.3%)
-------------------------------------------------------------------------------------------------------------------------
   2,990,000   Abitibi-Consolidated, Inc.(c)                                    6.000         6/20/2013         2,818,075
   1,100,000   Ainsworth Lumber Company, Ltd.(d)                                6.271         3/30/2005         1,122,000
   2,440,000   Ainsworth Lumber Company, Ltd.                                   6.750         3/15/2014         2,348,500
   1,470,000   Appleton Papers, Inc.                                            8.125         6/15/2011         1,550,850
   1,840,000   Appleton Papers, Inc.                                            9.750         6/15/2014         1,978,000
   2,560,000   Arch Western Finance, LLC                                        6.750          7/1/2013         2,611,200
   2,250,000   BCP Caylux Holdings Luxembourg SCA                               9.625         6/15/2014         2,497,500
   1,750,000   Buckeye Technologies, Inc.(c)                                    8.000        10/15/2010         1,754,375
   1,100,000   Buckeye Technologies, Inc.                                       8.500         10/1/2013         1,182,500
   2,600,000   Cellu Tissue Holdings, Inc.                                      9.750         3/15/2010         2,736,500
   3,840,000   Crystal US Holdings 3, LLC/Crystal US Sub
               3 Corporation(e)                                                10.500         10/1/2009         2,606,400
   1,500,000   Equistar Chemicals, LP                                          10.125          9/1/2008         1,710,000
   2,600,000   Georgia-Pacific Corporation                                      8.125         5/15/2011         2,990,000
   2,250,000   Georgia-Pacific Corporation                                      9.375          2/1/2013         2,590,312
   2,350,000   Graphic Packaging International
               Corporation                                                      9.500         8/15/2013         2,620,250
   3,100,000   HMP Equity Holdings Corporation                            Zero Coupon         5/15/2008         2,069,250
   1,820,000   Hudbay Mining and Smelting Company, Ltd.                         9.625         1/15/2012         1,792,700
   2,146,000   Huntsman International, LLC(c)                                  10.125          7/1/2009         2,253,300
   1,850,000   Huntsman, LLC                                                   11.500         7/15/2012         2,192,250
   2,150,000   IMCO Recycling, Inc.                                            10.375        10/15/2010         2,418,750
   1,200,000   ISP Chemco, Inc.                                                10.250          7/1/2011         1,338,000
   2,600,000   ISP Holdings, Inc.                                              10.625        12/15/2009         2,834,000
   1,300,000   Ispat Inland ULC(d)                                              9.310          4/1/2005         1,426,750
     904,000   Ispat Inland ULC                                                 9.750          4/1/2014         1,114,180
     550,000   Lyondell Chemical Company(c)                                     9.875          5/1/2007           574,750
   1,700,000   Lyondell Chemical Company(c)                                     9.500        12/15/2008         1,836,000
   3,550,000   Lyondell Chemical Company(c)                                    10.500          6/1/2013         4,189,000
   3,050,000   MacDermid, Inc.                                                  9.125         7/15/2011         3,374,062
   3,000,000   MDP Acquisitions plc                                             9.625         10/1/2012         3,315,000
   2,000,000   Methanex Corporation                                             8.750         8/15/2012         2,362,500
   3,200,000   Nalco Company                                                    7.750        11/15/2011         3,432,000
   3,000,000   NOVA Chemicals Corporation                                       6.500         1/15/2012         3,131,250
   2,380,000   Novelis, Inc.(f)                                                 7.250         2/15/2015         2,439,500
   2,950,000   Polypore, Inc.(c)                                                8.750         5/15/2012         3,031,125
   2,150,000   Rockwood Specialties, Inc.                                      10.625         5/15/2011         2,451,000
     370,000   Rockwood Specialties, Inc.                                       7.500        11/15/2014           381,100
   1,460,000   Ryerson Tull, Inc.                                               8.250        12/15/2011         1,430,800
   1,200,000   Steel Dynamics, Inc.(c)                                          9.500         3/15/2009         1,314,000
   1,400,000   Steel Dynamics, Inc.                                             9.500         3/15/2009         1,533,000
   1,720,000   Stone Container Finance                                          7.375         7/15/2014         1,771,600
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                           87,122,329
=========================================================================================================================

Capital Goods (9.1%)
-------------------------------------------------------------------------------------------------------------------------
   3,610,000   Allied Waste North America, Inc.                                 7.875         4/15/2013         3,582,925
   3,450,000   Amsted Industries, Inc.                                         10.250        10/15/2011         3,881,250
   2,200,000   Case New Holland, Inc.(g)                                        9.250          8/1/2011         2,403,500
   1,700,000   Case New Holland, Inc.(g)                                        9.250          8/1/2011         1,857,250
   2,920,000   Consolidated Container Company, LLC(e)                          10.750         6/15/2007         2,511,200
   3,000,000   Crown Cork & Seal Finance plc                                    7.000        12/15/2006         3,135,000
   1,700,000   Crown Euro Holdings SA                                          10.875          3/1/2013         1,993,250
   2,600,000   Da-Lite Screen Company, Inc.                                     9.500         5/15/2011         2,873,000
   2,150,000   Erico International Corporation(c)                               8.875          3/1/2012         2,214,500
   3,000,000   Euramax International plc                                        8.500         8/15/2011         3,180,000
   2,150,000   Fastentech, Inc.                                                11.500          5/1/2011         2,429,500
   1,825,000   Graham Packaging Company, Inc.                                   9.875        10/15/2014         1,911,688
   1,900,000   Hexcel Corporation                                               9.750         1/15/2009         1,980,750
     370,000   IMCO Recycling Escrow, Inc.                                      9.000        11/15/2014           383,875
     730,000   K&F Acquisition, Inc.                                            7.750        11/15/2014           726,350
   2,150,000   Legrand SA                                                      10.500         2/15/2013         2,542,375
     850,000   Legrand SA                                                       8.500         2/15/2025         1,003,000
   1,300,000   Mueller Group, Inc.                                             10.000          5/1/2012         1,404,000
   2,550,000   Mueller Holdings, Inc.(e)                                       14.750         4/15/2009         1,734,000
   2,550,000   NationsRent, Inc.                                                9.500        10/15/2010         2,843,250
   3,000,000   Norcraft Companies, LP/Norcraft Finance                          9.000         11/1/2011         3,210,000
   1,960,000   Owens-Brockway Glass Container, Inc.                             8.875         2/15/2009         2,119,250
   1,100,000   Owens-Brockway Glass Container, Inc.                             8.250         5/15/2013         1,196,250
   2,320,000   Owens-Illinois, Inc.(c)                                          7.500         5/15/2010         2,441,800
   2,800,000   Plastipak Holdings, Inc.                                        10.750          9/1/2011         3,150,000
   1,100,000   Standard Aero Holdings, Inc.                                     8.250          9/1/2014         1,182,500
   1,300,000   TD Funding Corporation                                           8.375         7/15/2011         1,378,000
   2,600,000   Texas Industries, Inc.                                          10.250         6/15/2011         3,016,000
   2,250,000   United Rentals North America, Inc.(c)                            6.500         2/15/2012         2,210,625
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             64,495,088
=========================================================================================================================

Communications Services (19.9%)
-------------------------------------------------------------------------------------------------------------------------
     550,000   AirGate PCS, Inc.(d)                                             6.450         4/15/2005           566,500
   3,000,000   Alamosa Delaware, Inc.                                           8.500         1/31/2012         3,195,000
   2,920,000   American Tower Corporation                                       7.125        10/15/2012         2,934,600
   1,700,000   American Towers, Inc.                                            7.250         12/1/2011         1,776,500
   1,460,000   AT&T Corporation                                                 9.050        11/15/2011         1,693,600
   1,460,000   AT&T Corporation                                                 9.750        11/15/2031         1,859,675
   4,000,000   Block Communications, Inc.                                       9.250         4/15/2009         4,270,000
   1,830,000   Cablevision Systems Corporation(c)                               8.000         4/15/2012         1,976,400
   2,671,050   CanWest Media, Inc.                                              8.000         9/15/2012         2,858,024
   1,830,000   Century Communications Corporation(h)                      Zero Coupon         1/15/2008         1,125,450
   2,470,000   Cenveo Corporation(c)                                            7.875         12/1/2013         2,161,250
   2,120,000   Charter Communications Holdings, LLC(c)                         10.750         10/1/2009         1,807,300
   1,930,000   Charter Communications Holdings, LLC                             8.750        11/15/2013         1,958,950
   2,200,000   Charter Communications Operating, LLC                            8.000         4/30/2012         2,216,500
   1,830,000   Citizens Communications Company                                  6.250         1/15/2013         1,825,425
   3,000,000   Crown Castle International Corporation                           9.375          8/1/2011         3,330,000
   3,420,000   CSC Holdings, Inc.(c)                                            7.625          4/1/2011         3,727,800
   1,170,000   Dix Media East, LLC/Dix Media East Finance
               Company                                                         12.125        11/15/2012         1,401,075
   1,270,000   Dix Media West, LLC/Dix Media West Finance
               Company                                                          9.875         8/15/2013         1,439,862
   1,300,000   Dix Media, Inc.(c,e)                                             9.000        11/15/2008           978,250
   2,600,000   Dix Media, Inc.                                                  8.000        11/15/2013         2,762,500
   2,190,000   Dobson Cellular Systems                                          9.875         11/1/2012         2,239,275
   3,400,000   EchoStar DBS Corporation                                         6.375         10/1/2011         3,472,250
   1,950,000   Eircom Funding                                                   8.250         8/15/2013         2,130,375
     729,000   Houghton Mifflin Company(c)                                      9.875          2/1/2013           759,982
     910,000   Intelsat Bermuda, Ltd.(d)                                        7.765         7/15/2005           937,300
   2,190,000   Intelsat Bermuda, Ltd.                                           8.625         1/15/2015         2,280,338
   2,100,000   IPCS Escrow Company                                             11.500          5/1/2012         2,399,250
   2,940,000   Kabel Deutschland GmbH                                          10.625          7/1/2014         3,322,200
   1,350,000   Liberty Media Corporation, Convertible                           3.250         3/15/2031         1,255,500
   2,550,000   MCI, Inc.                                                        6.688          5/1/2009         2,661,562
   1,820,000   MCI, Inc.                                                        7.735          5/1/2014         1,990,625
   3,050,000   Nebraska Book Company, Inc.                                      8.625         3/15/2012         3,095,750
     360,000   New Skies Satellites NV(d)                                       9.125         11/1/2012           370,800
   3,325,000   Nexstar Finance, Inc.(c)                                         7.000         1/15/2014         3,258,500
   3,000,000   Nextel Communications, Inc.                                      6.875        10/31/2013         3,258,750
   1,820,000   Nextel Communications, Inc.                                      5.950         3/15/2014         1,888,250
   2,370,000   Nextel Communications, Inc.(c)                                   7.375          8/1/2015         2,612,925
   3,000,000   Nextel Partners, Inc.                                            8.125          7/1/2011         3,300,000
   2,200,000   NTL Cable plc(c,d)                                               7.660         4/15/2005         2,268,750
   1,470,000   NTL Cable plc(c)                                                 8.750         4/15/2014         1,635,375
   1,820,000   PanAmSat Corporation                                             9.000         8/15/2014         1,979,250
   2,187,000   PanAmSat Holding Corporation(e)                                 10.375         11/1/2009         1,459,822
   3,650,000   Paxson Communications Corporation(e)                            12.250         1/15/2006         3,522,250
   2,100,000   PRIMEDIA, Inc.(d)                                                7.651         2/15/2005         2,215,500
   1,830,000   Qwest Communications International, Inc.(d)                      5.800         2/15/2005         1,857,450
   3,120,000   Qwest Communications International, Inc.                         7.250         2/15/2011         3,198,000
   3,640,000   Qwest Corporation                                                7.875          9/1/2011         3,894,800
   5,470,000   Qwest Services Corporation                                      13.500        12/15/2010         6,495,625
   1,100,000   Rainbow National Services, LLC                                   8.750          9/1/2012         1,237,500
   2,560,000   Rainbow National Services, LLC                                  10.375          9/1/2014         3,001,600
   1,820,000   Rogers Wireless, Inc.(c)                                         8.000        12/15/2012         1,947,400
     730,000   Rogers Wireless, Inc.                                            7.500         3/15/2015           782,925
     670,000   Sinclair Broadcast Group, Inc.                                   8.000         3/15/2012           696,800
   2,350,000   Spectrasite, Inc.(c)                                             8.250         5/15/2010         2,508,625
   1,460,000   UbiquiTel Operating Company                                      9.875          3/1/2011         1,609,650
   2,210,000   US Unwired, Inc.(c)                                             10.000         6/15/2012         2,464,150
   1,100,000   Vertis, Inc.                                                     9.750          4/1/2009         1,196,250
   1,500,000   Vertis, Inc.(c)                                                 10.875         6/15/2009         1,616,250
   2,920,000   Videotron Ltee                                                   6.875         1/15/2014         2,982,050
   2,360,000   WDAC Subsidiary Corporation                                      8.375         12/1/2014         2,301,000
   2,500,000   XM Satellite Radio, Inc.(d)                                      7.660          5/1/2005         2,562,500
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                  140,531,815
=========================================================================================================================

Consumer Cyclical (14.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,100,000   Allied Security Escrow Corporation                              11.375         7/15/2011         1,152,250
   3,200,000   American Casino & Entertainment
               Properties, LLC(c)                                               7.850          2/1/2012         3,396,000
   2,200,000   ArvinMeritor, Inc.                                               8.750          3/1/2012         2,461,250
   2,190,000   Aztar Corporation(c)                                             7.875         6/15/2014         2,409,000
   3,250,000   Beazer Homes USA, Inc.                                           8.625         5/15/2011         3,542,500
   4,710,000   Blockbuster, Inc.                                                9.000          9/1/2012         4,639,350
   3,300,000   Buffets, Inc.                                                   11.250         7/15/2010         3,522,750
   2,150,000   Caesars Entertainment, Inc.(c)                                   8.125         5/15/2011         2,461,750
   3,650,000   D.R. Horton, Inc.                                                4.875         1/15/2010         3,665,669
   2,130,000   Dura Operating Corporation                                       8.625         4/15/2012         2,188,575
   2,600,000   Gaylord Entertainment Company                                    8.000        11/15/2013         2,782,000
   1,450,000   Gaylord Entertainment Company                                    6.750        11/15/2014         1,424,625
   3,930,000   Group 1 Automotive, Inc.                                         8.250         8/15/2013         4,126,500
   1,460,000   Jean Coutu Group (PJC), Inc.(c)                                  8.500          8/1/2014         1,456,350
   3,550,000   John Q. Hammons Hotels, LP                                       8.875         5/15/2012         3,993,750
   2,750,000   MGM MIRAGE                                                       5.875         2/27/2014         2,695,000
   3,450,000   Mohegan Tribal Gaming Authority                                  6.375         7/15/2009         3,506,062
   3,850,000   NCL Corporation                                                 10.625         7/15/2014         3,869,250
   1,100,000   Norcraft Holdings, LP(e)                                         9.750          9/1/2008           814,000
   1,750,000   Penn National Gaming, Inc.                                       6.875         12/1/2011         1,767,500
   2,200,000   Perry Ellis International, Inc.                                  8.875         9/15/2013         2,288,000
   2,250,000   Premier Entertainment Biloxi, LLC/Premier
               Biloxi Finance Corporation                                      10.750          2/1/2012         2,441,250
   4,050,000   Rent-Way, Inc.                                                  11.875         6/15/2010         4,495,500
   2,010,000   Rite Aid Corporation                                             7.500         1/15/2015         1,979,850
   1,730,000   Station Casinos, Inc.                                            6.875          3/1/2016         1,794,875
   1,700,000   Stewart Enterprises, Inc.                                       10.750          7/1/2008         1,836,000
   1,460,000   Tenneco Automotive, Inc.(c)                                      8.625        11/15/2014         1,518,400
   4,500,000   TravelCenters of America, Inc.                                  12.750          5/1/2009         5,040,000
   1,700,000   TRW Automotive, Inc.                                             9.375         2/15/2013         1,912,500
   2,100,000   TRW Automotive, Inc.(c)                                         11.000         2/15/2013         2,457,000
     850,000   Universal City Florida Holding Company
               I/II(d)                                                          6.910          5/1/2005           884,000
     420,000   Universal City Florida Holding Company
               I/II                                                             8.375          5/1/2010           436,800
   2,000,000   Vicar Operating, Inc.                                            9.875         12/1/2009         2,182,500
   2,600,000   VICORP Restaurants, Inc.                                        10.500         4/15/2011         2,645,500
   2,650,000   Warnaco, Inc.                                                    8.875         6/15/2013         2,915,000
   1,495,000   William Carter Company                                          10.875         8/15/2011         1,670,662
   2,190,000   WMG Holdings Corporation(d)                                      6.865         3/15/2005         2,211,900
   2,900,000   WMG Holdings Corporation(e)                                      9.500        12/15/2009         1,935,750
   2,550,000   Wynn Las Vegas, LLC/Wynn Las Vegas Capital
               Corporation                                                      6.625         12/1/2014         2,505,375
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         99,024,993
=========================================================================================================================

Consumer Non-Cyclical (7.6%)
-------------------------------------------------------------------------------------------------------------------------
   1,470,000   Ardent Health Services, Inc.                                    10.000         8/15/2013         1,521,450
   2,220,000   Beverly Enterprises, Inc.                                        7.875         6/15/2014         2,486,400
   3,830,000   CDRV Investors, Inc.(e)                                          9.625          1/1/2010         2,288,425
   1,820,000   Del Laboratories, Inc.                                           8.000          2/1/2012         1,801,800
     850,000   Del Monte Corporation                                            9.250         5/15/2011           943,500
   1,100,000   Del Monte Corporation(f)                                         6.750         2/15/2015         1,111,000
   1,460,000   Elan Finance Corporation, Ltd.                                   7.750        11/15/2011         1,525,700
   4,700,000   Fisher Scientific International, Inc.                            8.000          9/1/2013         5,240,500
   2,740,000   HCA, Inc.                                                        6.300         10/1/2012         2,778,878
   2,940,000   IASIS Healthcare, LLC (IASIS Capital
               Corporation)                                                     8.750         6/15/2014         3,167,850
   2,450,000   Jafra Cosmetics                                                 10.750         5/15/2011         2,811,375
   4,450,000   Jostens Holding Corporation(c,e)                                10.250         12/1/2008         3,159,500
   3,050,000   Michael Foods, Inc.                                              8.000        11/15/2013         3,210,125
   3,750,000   Roundy's, Inc.                                                   8.875         6/15/2012         4,050,000
   3,450,000   Seminis Vegetable Seeds, Inc.                                   10.250         10/1/2013         4,122,750
   2,000,000   Smithfield Foods, Inc.                                           8.000        10/15/2009         2,207,500
   2,940,000   Stater Brothers Holdings, Inc.                                   8.125         6/15/2012         3,094,350
   1,850,000   Tenet Healthcare Corporation                                     9.875          7/1/2014         1,919,375
   1,350,000   Teva Pharmaceutical Finance LLC,
               Convertible                                                      0.250          2/1/2024         1,378,688
     990,000   Triad Hospitals, Inc.                                            7.000         5/15/2012         1,035,788
   1,640,000   US Oncology, Inc.                                                9.000         8/15/2012         1,779,400
     730,000   Ventas Realty, LP/Ventas Capital
               Corporation                                                      6.625        10/15/2014           737,300
   1,550,000   Warner Chilcott Corporation                                      8.750          2/1/2015         1,592,625
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     53,964,279
=========================================================================================================================

Energy (4.6%)
-------------------------------------------------------------------------------------------------------------------------
   3,800,000   BRL Universal Equipment Corporation                              8.875         2/15/2008         3,968,644
   2,230,000   Chesapeake Energy Corporation                                    9.000         8/15/2012         2,525,475
   1,460,000   Chesapeake Energy Corporation                                    6.375         6/15/2015         1,489,200
   2,000,000   Compton Petroleum Corporation                                    9.900         5/15/2009         2,200,000
   1,700,000   EXCO Resources, Inc.                                             7.250         1/15/2011         1,793,500
   2,560,000   Harvest Operations Corporation                                   7.875        10/15/2011         2,585,600
   2,310,000   Hornbeck Offshore Services, Inc.                                 6.125         12/1/2014         2,304,225
   1,332,000   Magnum Hunter Resources, Inc.                                    9.600         3/15/2012         1,521,810
   2,620,000   Petroleum Geo-Services ASA                                      10.000         11/5/2010         2,993,350
   3,178,240   Port Arthur Finance Corporation                                 12.500         1/15/2009         3,718,541
   2,580,000   Pride International, Inc.(c)                                     7.375         7/15/2014         2,838,000
   1,460,000   Stone Energy Corporation                                         6.750        12/15/2014         1,427,150
   2,700,000   Western Oil Sands, Inc.                                          8.375          5/1/2012         3,159,000
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    32,524,495
=========================================================================================================================

Financials (1.9%)
-------------------------------------------------------------------------------------------------------------------------
   2,558,000   American Financial Group, Inc.,
               Convertible(e)                                             Zero Coupon          6/2/2008         1,064,768
   2,150,000   Dollar Financial Group, Inc.                                     9.750        11/15/2011         2,370,375
   1,820,000   Fairfax Financial Holdings, Ltd.                                 7.750         4/26/2012         1,860,950
   2,043,500   FINOVA Group, Inc.                                               7.500        11/15/2009           940,010
   1,075,000   Goldman Sachs Group, Inc., Convertible(d)                        0.060         3/21/2005         1,030,506
   2,560,000   Refco Finance Holdings, LLC                                      9.000          8/1/2012         2,790,400
   3,000,000   Riggs Capital Trust II(c)                                        8.875         3/15/2027         3,285,000
   5,000,000   SIG Capital Trust I (i)                                          9.500         8/15/2027                 0
   3,650,000   United Companies Financial Corporation(h)                        8.375          7/1/2005            27,375
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                13,369,384
=========================================================================================================================

Foreign (0.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,350,000   Federal Republic of Brazil                                      11.000         1/11/2012         1,613,250
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    1,613,250
=========================================================================================================================

Technology (3.1%)
-------------------------------------------------------------------------------------------------------------------------
   1,690,000   AMI Semiconductor, Inc.                                         10.750          2/1/2013         1,968,850
   1,840,000   Celestica, Inc.(c)                                               7.875          7/1/2011         1,918,200
   1,470,000   Freescale Semiconductor, Inc.                                    6.875         7/15/2011         1,561,875
   1,470,000   Freescale Semiconductor, Inc.(c)                                 7.125         7/15/2014         1,585,762
   2,120,000   Itron, Inc.                                                      7.750         5/15/2012         2,125,300
     540,000   MagnaChip Semiconductor SA/MagnaChip
               Semiconductor Finance Company                                    6.875        12/15/2011           556,200
   1,000,000   MagnaChip Semiconductor SA/MagnaChip
               Semiconductor Finance Company                                    8.000        12/15/2014         1,043,750
   2,000,000   Sanmina-SCI Corporation                                         10.375         1/15/2010         2,270,000
   1,300,000   Thomas & Betts Corporation(c)                                    7.250          6/1/2013         1,413,662
   3,400,000   UGS Corporation                                                 10.000          6/1/2012         3,791,000
   3,450,000   Xerox Corporation                                                7.625         6/15/2013         3,717,375
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                21,951,974
=========================================================================================================================

Transportation (1.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,460,000   H-Lines Finance Holding Corporation(e)                          11.000          4/1/2008         1,036,600
   2,300,000   Horizon Lines, LLC                                               9.000         11/1/2012         2,438,000
   1,998,980   United Air Lines, Inc.(h)                                        7.730          7/1/2010         1,766,828
   4,050,000   Windsor Petroleum Transport Corporation                          7.840         1/15/2021         4,368,569
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             9,609,997
=========================================================================================================================

Utilities (10.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,300,000   AES Corporation(c)                                               8.875         2/15/2011         1,449,500
   3,100,000   AES Corporation(g)                                               8.750         5/15/2013         3,472,000
   2,600,000   Calpine Generating Company, LLC(d)                               8.310          4/1/2005         2,522,000
   4,452,250   CE Generation, LLC                                               7.416        12/15/2018         4,759,242
      43,000   CenterPoint Energy, Inc., Convertible                            2.000         3/15/2005         1,553,246
   1,820,000   Consumers Energy Company                                         6.300          2/1/2012         1,816,537
   3,000,000   Dynegy Holdings, Inc.                                            9.875         7/15/2010         3,285,000
   1,830,000   Dynegy Holdings, Inc.(c)                                         6.875          4/1/2011         1,701,900
   5,500,000   Edison Mission Energy                                            9.875         4/15/2011         6,428,125
   4,150,000   El Paso Corporation(c)                                           7.000         5/15/2011         4,170,750
   2,550,000   El Paso Corporation                                              7.800          8/1/2031         2,473,500
   3,250,000   El Paso Production Holding Company                               7.750          6/1/2013         3,380,000
     990,000   Ferrellgas Partners, LP                                          8.750         6/15/2012         1,059,300
   1,900,000   Ferrellgas Partners, LP                                          6.750          5/1/2014         1,890,500
     602,263   Midland Funding Corporation II                                  11.750         7/23/2005           621,761
   3,550,000   Midland Funding Corporation II                                  13.250         7/23/2006         3,887,435
   1,650,000   Midwest Generation, LLC                                          8.750          5/1/2034         1,843,875
   3,130,000   Mission Energy Holding Company                                  13.500         7/15/2008         3,904,675
   3,150,000   NRG Energy, Inc.                                                 8.000        12/15/2013         3,394,125
   2,600,000   Orion Power Holdings, Inc.                                      12.000          5/1/2010         3,250,000
   1,470,000   Pacific Energy Partners, LP/Pacific Energy
               Finance Corporation                                              7.125         6/15/2014         1,550,850
   1,500,000   Southern Natural Gas Company(c)                                  8.875         3/15/2010         1,668,750
   2,150,000   Southern Star Central Corporation                                8.500          8/1/2010         2,370,375
   2,000,000   Texas Genco, LLC/Texas Genco Financing
               Corporation                                                      6.875        12/15/2014         2,070,000
   1,730,000   TNP Enterprises, Inc.                                           10.250          4/1/2010         1,825,150
   6,500,000   Williams Companies, Inc.(c)                                      8.125         3/15/2012         7,475,000
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 73,823,596
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $575,757,186)                                               605,014,075
=========================================================================================================================

      Shares   Preferred Stock (1.5%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
      65,000   Chevy Chase Preferred Capital Corporation,
               Convertible                                                                                     $3,770,650
      15,500   PRIMEDIA, Inc.                                                                                   1,464,750
      14,000   PRIMEDIA, Inc.                                                                                   1,400,000
       2,600   Sovereign Real Estate Investment
               Corporation                                                                                      3,874,000
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $8,392,978)                                                         10,509,400
=========================================================================================================================

      Shares   Common Stock (0.1%)                                                                                  Value
-------------------------------------------------------------------------------------------------------------------------
       3,000   Aavid Thermal Technology, Inc., Stock
               Warrants (j)                                                                                       $30,000
       2,900   ASAT Finance, LLC, Stock Warrants (b,i,j)                                                                0
       3,904   Ionex Telecommunications, Inc. (i,j)                                                                   200
       2,550   Mueller Holdings, Inc., Stock Warrants
               (b,j)                                                                                              177,225
       3,000   Pliant Corporation, Stock Warrants (b,j)                                                                30
      19,360   Protection One, Inc., Stock Warrants (i,j)                                                             194
       3,000   RailAmerica, Inc., Stock Warrants (b,j)                                                           $207,000
      13,500   TravelCenters of America, Inc., Stock
               Warrants (j)                                                                                        67,500
       4,500   TravelCenters of America, Inc., Stock
               Warrants (b,j)                                                                                      22,500
      36,330   TVMAX Holdings, Inc. (j)                                                                            36,330
       1,490   USA Mobility, Inc. (c,j)                                                                            52,970
      13,377   XO Communications, Inc., Stock Warrants (j)                                                          3,612
      13,377   XO Communications, Inc., Stock Warrants (j)                                                          5,618
      17,836   XO Communications, Inc., Stock Warrants (j)                                                          7,669
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $4,991,245)                                                               610,848
=========================================================================================================================
      Shares   Collateral Held for Securities Loaned
               (9.5%)                                                Interest Rate(k)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  67,338,855   Thrivent Financial Securities Lending
               Trust                                                            2.400%              N/A       $67,338,855
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $67,338,855)                                                                       67,338,855
=========================================================================================================================

      Shares   Short-Term investments (3.4%)                         Interest Rate(k)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  23,742,987   Thrivent Money Market Fund                                       1.950%              N/A       $23,742,987
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                23,742,987
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $680,223,251)                                                         $707,216,165
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through January 31, 2005, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Fund owned as of January 31, 2005.

                                                              Acquisition
Security                                                         Date                   Cost
-------------------------------------------------------------------------------------------------------------------------
    ASAT Finance,                                              10/20/1999               $64,123
    CSAM Funding Corporation                                    5/10/2002             2,886,320
    Katonah, Ltd                                                 2/7/2003             1,861,665
    Mueller Holdings,                                           4/22/2004               122,872
    Pliant Cor                                                  8/22/2000                99,578
    RailAmerica, Inc., Stock Warrants                            8/9/2000               117,000
    TravelCenters of America, Inc., Stock Warrants              11/9/2000               156,200
    Venture CDO 2002, Ltd.                                      3/13/2002             2,000,000


(c) All or a portion of the security is on loan.

(d) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(e) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(f) Denotes investments purchased on a when-issued basis.

(g) Earmarked as collateral for long settling trades.

(h) In bankruptcy.

(i) Security is fair valued.

(j) Non-income producing security.

(k) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)







[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

High Yield Fund II

Schedule of Investments

As of January 31, 2005
(unaudited)






High Yield Fund II
Schedule of Investments as of January 31, 2005 (unaudited)(a)

Principal
Amount         Long-Term Fixed Income (80.3%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Basic Materials (10.1%)
-------------------------------------------------------------------------------------------------------------------------
    $650,000   Abitibi-Consolidated, Inc.(b)                                    8.550%         8/1/2010          $697,938
     350,000   Abitibi-Consolidated, Inc.                                       8.850          8/1/2030           351,750
     250,000   Ainsworth Lumber Company, Ltd.(c)                                6.271         3/30/2005           255,000
     560,000   Ainsworth Lumber Company, Ltd.                                   6.750         3/15/2014           539,000
     170,000   Appleton Papers, Inc.                                            8.125         6/15/2011           179,350
     210,000   Appleton Papers, Inc.                                            9.750         6/15/2014           225,750
     580,000   Arch Western Finance, LLC                                        6.750          7/1/2013           591,600
      75,000   ARCO Chemical Company                                           10.250         11/1/2010            85,875
     510,000   BCP Caylux Holdings Luxembourg SCA                               9.625         6/15/2014           566,100
     310,000   Buckeye Technologies, Inc.(b)                                    8.000        10/15/2010           310,775
     310,000   Buckeye Technologies, Inc.(b)                                    8.500         10/1/2013           333,250
     870,000   Crystal US Holdings 3, LLC/Crystal US Sub
               3 Corporation(d)                                                10.500         10/1/2009           590,512
     475,000   Equistar Chemicals, LP(b)                                        8.750         2/15/2009           522,500
     200,000   Equistar Chemicals, LP                                          10.625          5/1/2011           230,000
     520,000   Georgia-Pacific Corporation                                      8.125         5/15/2011           598,000
     520,000   Georgia-Pacific Corporation                                      9.375          2/1/2013           598,650
     200,000   Georgia-Pacific Corporation(b)                                   8.000         1/15/2024           234,500
     410,000   Hudbay Mining and Smelting Company, Ltd.                         9.625         1/15/2012           403,850
     560,000   Huntsman International, LLC(b)                                  10.125          7/1/2009           588,000
     400,000   Huntsman, LLC                                                   11.500         7/15/2012           474,000
     700,000   ISP Holdings, Inc.                                              10.625        12/15/2009           763,000
     600,000   Ispat Inland ULC(c)                                              9.310          4/1/2005           658,500
     104,000   Ispat Inland ULC                                                 9.750          4/1/2014           128,180
     550,000   JohnsonDiversey, Inc.                                            9.625         5/15/2012           613,250
     700,000   Kappa Beheer BV                                                 10.625         7/15/2009           741,125
     910,000   Lyondell Chemical Company(b)                                    10.500          6/1/2013         1,073,800
   1,000,000   MDP Acquisitions plc                                             9.625         10/1/2012         1,105,000
     700,000   Nalco Company                                                    7.750        11/15/2011           750,750
     600,000   NOVA Chemicals Corporation(b)                                    6.500         1/15/2012           626,250
     540,000   Novelis, Inc.(e)                                                 7.250         2/15/2015           553,500
     925,000   Peabody Energy Corporation                                       6.875         3/15/2013           989,750
      80,000   Rockwood Specialties, Inc.                                       7.500        11/15/2014            82,400
     330,000   Ryerson Tull, Inc.                                               8.250        12/15/2011           323,400
     625,000   Stone Container Corporation                                      8.375          7/1/2012           662,500
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                           17,447,805
=========================================================================================================================

Capital Goods (9.2%)
-------------------------------------------------------------------------------------------------------------------------
     800,000   Allied Waste North America, Inc.                                 8.500         12/1/2008           834,000
     340,000   Allied Waste North America, Inc.(b)                              7.875         4/15/2013           337,450
     610,000   Amsted Industries, Inc.                                         10.250        10/15/2011           686,250
     700,000   Armor Holdings, Inc.                                             8.250         8/15/2013           778,750
     400,000   Building Materials Corporation                                   7.750         7/15/2005           405,000
     600,000   Case New Holland, Inc.(f)                                        9.250          8/1/2011           655,500
     210,000   Case New Holland, Inc.(f)                                        9.250          8/1/2011           229,425
     600,000   Crown Euro Holdings SA                                           9.500          3/1/2011           669,000
     400,000   Crown Euro Holdings SA                                          10.875          3/1/2013           469,000
     520,000   Da-Lite Screen Company, Inc.                                     9.500         5/15/2011           574,600
     600,000   Euramax International plc                                        8.500         8/15/2011           636,000
     610,000   Fastentech, Inc.                                                11.500          5/1/2011           689,300
     380,000   Graham Packaging Company, Inc.                                   9.875        10/15/2014           398,050
      80,000   IMCO Recycling Escrow, Inc.                                      9.000        11/15/2014            83,000
     425,000   Invensys plc(b)                                                  9.875         3/15/2011           455,812
     170,000   K&F Acquisition, Inc.                                            7.750        11/15/2014           169,150
     760,000   Legrand SA                                                      10.500         2/15/2013           898,700
     460,000   Mueller Group, Inc.                                             10.000          5/1/2012           496,800
     610,000   NationsRent, Inc.                                                9.500        10/15/2010           680,150
     125,000   Owens-Brockway Glass Container, Inc.                             7.750         5/15/2011           134,375
     700,000   Owens-Brockway Glass Container, Inc.(b)                          8.750        11/15/2012           778,750
     350,000   Owens-Brockway Glass Container, Inc.                             8.250         5/15/2013           380,625
     320,000   Owens-Illinois, Inc.(b)                                          7.500         5/15/2010           336,800
     610,000   Plastipak Holdings, Inc.                                        10.750          9/1/2011           686,250
     200,000   SPX Corporation(b)                                               6.250         6/15/2011           214,000
     650,000   SPX Corporation                                                  7.500          1/1/2013           713,375
     250,000   Standard Aero Holdings, Inc.                                     8.250          9/1/2014           268,750
     770,000   Texas Industries, Inc.                                          10.250         6/15/2011           893,200
     600,000   Trinity Industries, Inc.                                         6.500         3/15/2014           597,000
     610,000   United Rentals North America, Inc.                               6.500         2/15/2012           599,325
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             15,748,387
=========================================================================================================================

Communications Services (20.9%)
-------------------------------------------------------------------------------------------------------------------------
     130,000   AirGate PCS, Inc.(c)                                             6.450         4/15/2005           133,900
     610,000   Alamosa Delaware, Inc.                                           8.500         1/31/2012           649,650
   1,025,000   American Media Operations, Inc.(b)                              10.250          5/1/2009         1,072,406
     660,000   American Tower Corporation                                       7.125        10/15/2012           663,300
     340,000   AT&T Corporation                                                 9.050        11/15/2011           394,400
     340,000   AT&T Corporation                                                 9.750        11/15/2031           433,075
     520,000   Block Communications, Inc.                                       9.250         4/15/2009           555,100
     820,000   Cablevision Systems Corporation                                  8.000         4/15/2012           885,600
   1,035,805   Calpoint Receivable Structured Trust 2001                        7.440        12/10/2006         1,046,163
   1,010,000   Canwest Media, Inc.(b)                                          10.625         5/15/2011         1,124,888
     420,000   Century Communications Corporation(g)                      Zero Coupon         1/15/2008           258,300
     390,000   Cenveo Corporation                                               7.875         12/1/2013           341,250
     300,000   CF Cable TV, Inc.                                                9.125         7/15/2007           307,033
     730,000   Charter Communications Holdings, LLC(b)                          8.750        11/15/2013           740,950
     175,000   Charter Communications Operating, LLC                            8.000         4/30/2012           176,312
     275,000   Charter Communications Operating, LLC(b)                         8.375         4/30/2014           281,875
     410,000   Citizens Communications Company                                  6.250         1/15/2013           408,975
     800,000   Crown Castle International Corporation                          10.750          8/1/2011           864,000
   1,210,000   CSC Holdings, Inc.                                               7.625          4/1/2011         1,318,900
     500,000   Dex Media West, LLC/Dex Media West Finance                       8.500         8/15/2010           543,750
     679,000   Dex Media West, LLC/Dex Media West Finance
               Company                                                          9.875         8/15/2013           769,816
     610,000   Dex Media, Inc.(b)                                               8.000        11/15/2013           648,125
     950,000   DIRECTV Holdings, LLC                                            8.375         3/15/2013         1,069,938
     490,000   Dobson Cellular Systems                                          9.875         11/1/2012           501,025
     150,000   EchoStar DBS Corporation                                         5.750         10/1/2008           151,125
     150,000   Eircom Funding(b)                                                8.250         8/15/2013           163,875
     345,000   General Cable Corporation                                        9.500        11/15/2010           388,125
     168,000   Houghton Mifflin Company(b)                                      9.875          2/1/2013           175,140
     210,000   Intelsat Bermuda, Ltd.(c)                                        7.765         7/15/2005           216,300
     500,000   Intelsat Bermuda, Ltd.                                           8.625         1/15/2015           520,625
     610,000   IPCS Escrow Company                                             11.500          5/1/2012           696,925
       1,000   MCI, Inc.                                                        5.908          5/1/2007             1,022
     601,000   MCI, Inc.(b)                                                     6.688          5/1/2009           627,294
     420,000   MCI, Inc.                                                        7.735          5/1/2014           459,375
     610,000   Nebraska Book Company, Inc.                                      8.625         3/15/2012           619,150
      90,000   New Skies Satellites NV(c)                                       9.125         11/1/2012            92,700
      35,714   Nextel Communications, Inc.(b)                                   9.500          2/1/2011            40,178
     910,000   Nextel Communications, Inc.                                      6.875        10/31/2013           988,488
     420,000   Nextel Communications, Inc.                                      5.950         3/15/2014           435,750
     380,000   Nextel Communications, Inc.                                      7.375          8/1/2015           418,950
     610,000   Nextel Partners, Inc.                                            8.125          7/1/2011           671,000
     600,000   NTL Cable plc(c)                                                 7.660         4/15/2005           618,750
     170,000   NTL Cable plc(b)                                                 8.750         4/15/2014           189,125
     430,000   PanAmSat Corporation                                             9.000         8/15/2014           467,625
     486,000   PanAmSat Holding Corporation(d)                                 10.375         11/1/2009           324,405
     760,000   Paxson Communications Corporation(b,d)                          12.250         1/15/2006           733,400
     100,000   PRIMEDIA, Inc.(c)                                                7.651         2/15/2005           105,500
     650,000   PRIMEDIA, Inc.                                                   8.000         5/15/2013           666,250
     700,000   Quebecor Media, Inc.                                            11.125         7/15/2011           787,500
     420,000   Qwest Communications International, Inc.(c)                      5.800         2/15/2005           426,300
     430,000   Qwest Communications International, Inc.(b)                      7.250         2/15/2011           440,750
     830,000   Qwest Communications International, Inc.(b)                      7.500         2/15/2014           844,525
     840,000   Qwest Corporation                                                7.875          9/1/2011           898,800
   1,250,000   Qwest Services Corporation                                      13.500        12/15/2010         1,484,375
     250,000   Rainbow National Services, LLC                                   8.750          9/1/2012           281,250
     590,000   Rainbow National Services, LLC                                  10.375          9/1/2014           691,775
     420,000   Rogers Wireless, Inc.(b)                                         8.000        12/15/2012           449,400
     165,000   Rogers Wireless, Inc.                                            7.500         3/15/2015           176,962
     300,000   Sheridan Group, Inc.                                            10.250         8/15/2011           324,375
     180,000   Sinclair Broadcast Group, Inc.                                   8.000         3/15/2012           187,200
     675,000   Spectrasite, Inc.                                                8.250         5/15/2010           720,562
     450,000   Superior Essex Communications LLC/Essex
               Group, Inc.                                                      9.000         4/15/2012           465,750
     295,000   UbiquiTel Operating Company                                      9.875          3/1/2011           325,238
     390,000   US Unwired, Inc.(b)                                             10.000         6/15/2012           434,850
     300,000   Vertis, Inc.(b)                                                 10.875         6/15/2009           323,250
     670,000   Videotron Ltee                                                   6.875         1/15/2014           684,238
     540,000   WDAC Subsidiary Corporation                                      8.375         12/1/2014           526,500
     610,000   XM Satellite Radio, Inc.(c)                                      7.660          5/1/2005           625,250
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   36,058,658
=========================================================================================================================

Consumer Cyclical (13.9%)
-------------------------------------------------------------------------------------------------------------------------
     700,000   Aearo Company I                                                  8.250         4/15/2012           721,000
     250,000   Allied Security Escrow Corporation                              11.375         7/15/2011           261,875
     400,000   AmeriGas Partners, LP/AmeriGas Eagle
               Finance Corporation                                             10.000         4/15/2006           424,000
     650,000   ArvinMeritor, Inc.                                               6.625         6/15/2007           671,938
     500,000   ArvinMeritor, Inc.(b)                                            8.750          3/1/2012           559,375
     480,000   Aztar Corporation(b)                                             7.875         6/15/2014           528,000
     800,000   Beazer Homes USA, Inc.                                           8.625         5/15/2011           872,000
   1,070,000   Blockbuster, Inc.                                                9.000          9/1/2012         1,053,950
     460,000   Boyd Gaming Corporation(b)                                       7.750        12/15/2012           494,500
     820,000   Buffets, Inc.                                                   11.250         7/15/2010           875,350
     975,000   Caesars Entertainment, Inc.(b)                                   7.875         3/15/2010         1,087,125
     500,000   Circus & Eldorado Joint Venture/Silver
               Legacy Capital Corporation(b)                                   10.125          3/1/2012           537,500
     830,000   D.R. Horton, Inc.                                                4.875         1/15/2010           833,563
   1,000,000   D.R. Horton, Inc.                                                5.625         9/15/2014         1,014,092
     725,000   Dura Operating Corporation(b)                                    8.625         4/15/2012           744,938
     350,000   Gaylord Entertainment Company                                    8.000        11/15/2013           374,500
     330,000   Gaylord Entertainment Company                                    6.750        11/15/2014           324,225
     570,000   Group 1 Automotive, Inc.                                         8.250         8/15/2013           598,500
     240,000   HMH Properties, Inc.(b)                                          7.875          8/1/2008           246,300
     125,000   Host Marriott, LP                                                9.500         1/15/2007           135,312
      50,000   Host Marriott, LP                                                9.250         10/1/2007            55,250
      75,000   Host Marriott, LP(b)                                             7.125         11/1/2013            78,938
     340,000   Jean Coutu Group (PJC), Inc.(b)                                  8.500          8/1/2014           339,150
     920,000   John Q. Hammons Hotels, LP                                       8.875         5/15/2012         1,035,000
     540,000   MGM MIRAGE                                                       5.875         2/27/2014           529,200
     840,000   NCL Corporation                                                 10.625         7/15/2014           844,200
     250,000   Norcraft Holdings, LP(d)                                         9.750          9/1/2008           185,000
     390,000   Penn National Gaming, Inc.(b)                                    6.875         12/1/2011           393,900
     770,000   Rent-Way, Inc.                                                  11.875         6/15/2010           854,700
     450,000   Rite Aid Corporation                                             7.500         1/15/2015           443,250
     360,000   Seneca Gaming Corporation                                        7.250          5/1/2012           370,800
     700,000   Station Casinos, Inc.                                            6.000          4/1/2012           717,500
     330,000   Tenneco Automotive, Inc.(b)                                      8.625        11/15/2014           343,200
     310,000   TravelCenters of America, Inc.                                  12.750          5/1/2009           347,200
   1,088,000   TRW Automotive, Inc.                                             9.375         2/15/2013         1,224,000
     350,000   Universal City Development Services                             11.750          4/1/2010           411,250
     600,000   VICORP Restaurants, Inc.(b)                                     10.500         4/15/2011           610,500
     600,000   Warnaco, Inc.                                                    8.875         6/15/2013           660,000
     700,000   Warner Music Group                                               7.375         4/15/2014           731,500
     480,000   WMG Holdings Corporation(c)                                      6.865         3/15/2005           484,800
     620,000   WMG Holdings Corporation(d)                                      9.500        12/15/2009           413,850
     580,000   Wynn Las Vegas, LLC/Wynn Las Vegas Capital
               Corporation                                                      6.625         12/1/2014           569,850
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         24,001,081
=========================================================================================================================

Consumer Non-Cyclical (7.5%)
-------------------------------------------------------------------------------------------------------------------------
     330,000   Ardent Health Services, Inc.                                    10.000         8/15/2013           341,550
     480,000   Beverly Enterprises, Inc.                                        7.875         6/15/2014           537,600
     870,000   CDRV Investors, Inc.(d)                                          9.625          1/1/2010           519,825
     650,000   Commonwealth Brands, Inc.                                       10.625          9/1/2008           676,000
     410,000   Del Laboratories, Inc.                                           8.000          2/1/2012           405,900
     250,000   Del Monte Corporation(e)                                         6.750         2/15/2015           252,500
     700,000   Delhaize America, Inc.                                           8.125         4/15/2011           813,769
     330,000   Elan Finance Corporation, Ltd.                                   7.750        11/15/2011           344,850
     300,000   Fisher Scientific International, Inc.                            8.000          9/1/2013           334,500
     310,000   Fisher Scientific International, Inc.                            6.750         8/15/2014           327,050
     900,000   Fresenius Medical Care Capital Trust II                          7.875          2/1/2008           967,500
     620,000   HCA, Inc.                                                        6.300         10/1/2012           628,797
     340,000   IASIS Healthcare, LLC (IASIS Capital
               Corporation)                                                     8.750         6/15/2014           366,350
     855,000   Jostens Holding Corporation(d)                                  10.250         12/1/2008           607,050
     600,000   Michael Foods, Inc.                                              8.000        11/15/2013           631,500
     925,000   Roundy's, Inc.                                                   8.875         6/15/2012           999,000
     600,000   Smithfield Foods, Inc.(b)                                        8.000        10/15/2009           662,250
     340,000   Stater Brothers Holdings, Inc.                                   8.125         6/15/2012           357,850
     770,000   Tenet Healthcare Corporation(b)                                  9.875          7/1/2014           798,875
     100,000   Triad Hospitals, Inc.                                            7.000         5/15/2012           104,625
     380,000   US Oncology, Inc.                                                9.000         8/15/2012           412,300
     800,000   Ventas Realty, LP/Ventas Capital
               Corporation                                                      8.750          5/1/2009           885,000
     170,000   Ventas Realty, LP/Ventas Capital
               Corporation                                                      6.625        10/15/2014           171,700
     400,000   VWR International, Inc.(b)                                       8.000         4/15/2014           416,000
     350,000   Warner Chilcott Corporation                                      8.750          2/1/2015           359,625
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     12,921,966
=========================================================================================================================

Energy (5.8%)
-------------------------------------------------------------------------------------------------------------------------
     570,000   Chesapeake Energy Corporation                                    9.000         8/15/2012           645,525
     330,000   Chesapeake Energy Corporation                                    6.375         6/15/2015           336,600
     800,000   Dresser, Inc.                                                    9.375         4/15/2011           868,000
     725,000   EXCO Resources, Inc.                                             7.250         1/15/2011           764,875
   1,050,000   Hanover Equipment Trust                                          8.500          9/1/2008         1,113,000
     580,000   Harvest Operations Corporation                                   7.875        10/15/2011           585,800
     530,000   Hornbeck Offshore Services, Inc.                                 6.125         12/1/2014           528,675
     670,000   Petroleum Geo-Services ASA                                      10.000         11/5/2010           765,475
   1,190,000   Premcor Refining Group, Inc.                                     6.750          5/1/2014         1,246,525
     570,000   Pride International, Inc.(b)                                     7.375         7/15/2014           627,000
     600,000   SESI, LLC                                                        8.875         5/15/2011           652,500
     330,000   Stone Energy Corporation                                         6.750        12/15/2014           322,575
     450,000   Vintage Petroleum, Inc.(b)                                       7.875         5/15/2011           480,375
     350,000   Vintage Petroleum, Inc.                                          8.250          5/1/2012           385,000
     610,000   Western Oil Sands, Inc.                                          8.375          5/1/2012           713,700
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    10,035,625
=========================================================================================================================

Financials (1.4%)
-------------------------------------------------------------------------------------------------------------------------
     591,000   American Financial Group, Inc.,
               Convertible(d)                                             Zero Coupon          6/2/2008           246,004
     410,000   Fairfax Financial Holdings, Ltd.(b)                              7.750         4/26/2012           419,225
     415,400   FINOVA Group, Inc.                                               7.500        11/15/2009           191,084
     590,000   Refco Finance Holdings, LLC                                      9.000          8/1/2012           643,100
     875,000   Riggs Capital Trust II                                           8.875         3/15/2027           958,125
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 2,457,538
=========================================================================================================================

Technology (1.5%)
-------------------------------------------------------------------------------------------------------------------------
     210,000   Celestica, Inc.                                                  7.875          7/1/2011           218,925
     330,000   Freescale Semiconductor, Inc.                                    6.875         7/15/2011           350,625
     330,000   Freescale Semiconductor, Inc.(b)                                 7.125         7/15/2014           355,988
     110,000   MagnaChip Semiconductor SA/MagnaChip
               Semiconductor Finance Company                                    6.875        12/15/2011           113,300
     250,000   MagnaChip Semiconductor SA/MagnaChip
               Semiconductor Finance Company                                    8.000        12/15/2014           260,938
     600,000   Sanmina-SCI Corporation                                         10.375         1/15/2010           681,000
     600,000   Xerox Corporation                                                7.625         6/15/2013           646,500
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 2,627,276
=========================================================================================================================

Transportation (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     590,231   Continental Airlines, Inc.                                       6.545          2/2/2019           581,235
     330,000   H-Lines Finance Holding Corporation(d)                          11.000          4/1/2008           234,300
     520,000   Horizon Lines, LLC                                               9.000         11/1/2012           551,200
     600,000   United Air Lines, Inc.(b,g)                                      6.602          9/1/2013           566,174
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             1,932,909
=========================================================================================================================

Utilities (8.9%)
-------------------------------------------------------------------------------------------------------------------------
     475,000   AES Corporation(b)                                               8.875         2/15/2011           529,625
   1,400,000   AES Corporation(f)                                               8.750         5/15/2013         1,568,000
     615,220   CE Generation, LLC                                               7.416        12/15/2018           657,641
     528,120   Cedar Brakes II, LLC                                             9.875          9/1/2013           633,744
     200,000   Coastal Corporation                                              9.625         5/15/2012           221,750
     410,000   Consumers Energy Company                                         6.300          2/1/2012           409,220
     710,000   Dynegy Holdings, Inc.                                            9.875         7/15/2010           777,450
     420,000   Dynegy Holdings, Inc.(b)                                         6.875          4/1/2011           390,600
   1,400,000   Edison Mission Energy(b)                                         9.875         4/15/2011         1,636,249
     400,000   El Paso Corporation(b)                                           7.875         6/15/2012           416,000
   1,005,000   El Paso Corporation                                              7.375        12/15/2012         1,012,538
     580,000   El Paso Corporation(b)                                           7.800          8/1/2031           562,600
      75,000   El Paso Natural Gas Corporation                                  7.625          8/1/2010            82,312
     595,000   Ferrellgas Partners, LP                                          8.750         6/15/2012           636,650
     250,000   Ferrellgas Partners, LP                                          6.750          5/1/2014           248,750
     150,000   Ipalco Enterprises, Inc.                                         8.375        11/14/2008           168,000
     500,000   Ipalco Enterprises, Inc.                                         8.625        11/14/2011           590,000
     500,000   Midwest Generation, LLC                                          8.750          5/1/2034           558,750
     260,000   Mission Energy Holding Company                                  13.500         7/15/2008           324,350
   1,275,000   NRG Energy, Inc.                                                 8.000        12/15/2013         1,373,813
     170,000   Pacific Energy Partners, LP/Pacific Energy
               Finance Corporation(b)                                           7.125         6/15/2014           179,350
     550,000   Sonat, Inc.                                                      7.625         7/15/2011           565,125
     460,000   Texas Genco, LLC/Texas Genco Financing
               Corporation                                                      6.875        12/15/2014           476,100
     610,000   Williams Companies, Inc.                                         7.625         7/15/2019           677,100
     475,000   Williams Companies, Inc.                                         7.875          9/1/2021           539,125
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 15,234,842
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $132,131,546)                                               138,466,087
=========================================================================================================================

      Shares   Preferred Stock (0.8%)                                                                               Value
-------------------------------------------------------------------------------------------------------------------------
         918   Sovereign Real Estate Investment
               Corporation                                                                                     $1,367,820
-------------------------------------------------------------------------------------------------------------------------
               Total Preferred Stock (cost $1,354,050)                                                          1,367,820
=========================================================================================================================

      Shares   Common Stock(h)                                                                                      Value
-------------------------------------------------------------------------------------------------------------------------
           1   Abraxas Petroleum Corporation (i)                                                                       $2
         750   Arcadia Financial, Ltd., Stock Warrants (i,j)                                                            8
         735   ICG Communications, Inc., Stock Rights (i)                                                               7
           3   Orion Refining Corporation (i,j,k)                                                                       0
         500   Unifi Communications, Inc., Stock Warrants (i,j,k)                                                       5
-------------------------------------------------------------------------------------------------------------------------
               Total Common Stock (cost $27,847)                                                                       22
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (15.6%)         Interest Rate(l)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  26,799,540   Thrivent Financial Securities Lending Trust                      2.400%              N/A       $26,799,540
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $26,799,540)                                                                       26,799,540
=========================================================================================================================

      Shares   Short-Term Investments (3.3%)                         Interest Rate(l)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   5,645,409   Thrivent Money Market Fund                                       1.950%              N/A        $5,645,409
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 5,645,409
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $165,958,392)                                                         $172,278,878
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) All or a portion of the security is on loan.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e) Denotes investments purchased on a when-issued basis.

(f) Earmarked as collateral for long settling trades.

(g) In bankruptcy.

(h) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent High Yield Fund II.

(i) Non-income producing security.

(j) Security is fair valued.

(k) Denotes restricted securities. Restricted securities are investment securities which cannot be offered for public sale without first being registered under the Securities Act of 1933. These securities have been valued from the date of acquisition through January 31, 2005, by obtaining quotations from brokers active with these securities. The following table indicates the acquisition date and cost of restricted securities the Fund owned as of January 31, 2005.


                                                       Acquisition
Security                                                   Date                Cost
-------------------------------------------------------------------------------------------------------------------------
Orion Refining Corporation                               8/3/2001               $0
Unifi Communications, Inc., Stock Warrants              2/14/1997            6,525


(l) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


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625 Fourth Ave. S., Minneapolis, MN 55415-1665
www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)






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Thrivent Mutual Funds

Municipal Bond Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Municipal Bond Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

Principal
Amount         Long-Term Fixed Income (99.2%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Alabama (0.1%)
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   Alabama 21st Century Authority Tobacco
               Settlement Revenue Bonds                                         5.750%        12/1/2020        $1,025,090
-------------------------------------------------------------------------------------------------------------------------
               Total Alabama                                                                                    1,025,090
=========================================================================================================================

Alaska (0.5%)
-------------------------------------------------------------------------------------------------------------------------
   3,155,000   Alaska Energy Authority Power
               Revenue Refunding Bonds (Bradley Lake)
               (Series 5) (FSA Insured)                                         5.000          7/1/2021         3,362,914
   3,370,000   Northern Tobacco Securitization
               Corporation, Alaska Tobacco Settlement
               Revenue Bonds                                                    6.200          6/1/2022         3,406,497
-------------------------------------------------------------------------------------------------------------------------
               Total Alaska                                                                                     6,769,411
=========================================================================================================================

Arizona (1.1%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Arizona Health Facilities Authority
               Revenue Blood Systems, Inc.                                      5.000          4/1/2017         1,065,700
   1,200,000   Arizona Health Facilities Authority
               Revenue Blood Systems, Inc.                                      5.000          4/1/2018         1,253,736
     750,000   Arizona Health Facilities Authority
               Revenue Bonds (Arizona Healthcare Pooled
               Financing) (FGIC Insured)                                        4.000          6/1/2005           754,650
     780,000   Arizona Health Facilities Authority
               Revenue Bonds (Arizona Healthcare Pooled
               Financing) (FGIC Insured)                                        4.250          6/1/2006           798,416
     815,000   Arizona Health Facilities Authority
               Revenue Bonds (Arizona Healthcare Pooled
               Financing) (FGIC Insured)                                        4.500          6/1/2007           850,485
     975,000   Arizona Health Facilities Authority
               Revenue Bonds (Arizona Healthcare Pooled
               Financing) (FGIC Insured)                                        5.000          6/1/2011         1,073,592
   1,020,000   Arizona Health Facilities Authority
               Revenue Bonds (Arizona Healthcare Pooled
               Financing) (FGIC Insured)                                        5.000          6/1/2012         1,121,551
     500,000   Glendale, Arizona Industrial Development
               Authority Bonds (Midwestern University)
               (Series A)                                                       5.750         5/15/2021           552,055
   2,000,000   Phoenix, Arizona Industrial Development
               Authority Government Office Lease
               Revenue Bonds(Capital Mall Project) (AMBAC
               Insured)                                                         5.375         9/15/2020         2,161,040
      80,000   Phoenix, Arizona Industrial Development
               Authority Single Family Mortgage
               Revenue Bonds(Series 1A) (GNMA/FNMA/FHLMC
               Insured)                                                         5.875          6/1/2016            80,190
   1,285,000   Pima County, Arizona Industrial
               Development Authority Multifamily Bonds
               (La Hacienda Project) (GNMA/FHA Insured)                         7.000        12/20/2031         1,399,879
   1,700,000   Pima County, Arizona Unified School
               District #16 Catalina Foothills (Series A)
               (MBIA Insured)                                                   8.900          7/1/2005         1,747,294
   1,000,000   Pinal County, Arizona Unified School
               District #43 Apache Junction (Series A)
               (FGIC Insured)(b)                                                5.800          7/1/2011         1,058,700
     500,000   Yavapai County, Arizona Hospital
               Revenue Bonds (Yavapai Regional Medical
               Center) (Series A)                                               6.000          8/1/2033           532,125
-------------------------------------------------------------------------------------------------------------------------
               Total Arizona                                                                                   14,449,413
=========================================================================================================================

Arkansas (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     650,000   Arkansas Housing Development Agency Single
               Family Mortgage Revenue Bonds (FHA
               Insured)(b)                                                      8.375          7/1/2010           751,088
   2,400,000   Arkansas State Community Water System
               Public Water Authority Revenue Bonds
               (Series B) (MBIA Insured)                                        5.000         10/1/2023         2,545,512
     432,500   Arkansas State Development Finance
               Authority Single Family Mortgage
               Revenue Bonds (Series F) (GNMA Insured)
               (Subject to 'AMT')                                               7.450          1/1/2027           437,020
   3,000,000   Jonesboro, Arkansas Residential Housing
               and Health Care Facilities Revenue Bonds
               (St. Bernards Regional Medical Center)
               (AMBAC Insured)                                                  5.800          7/1/2011         3,182,580
     875,000   Pope County, Arkansas Pollution Control
               Revenue Bonds (Arkansas Power and Light
               Company Project) (FSA Insured)                                   6.300         12/1/2016           895,816
   1,000,000   University of Arkansas Revenue Bonds (MBIA
               Insured) (Series B)                                              5.000         11/1/2034         1,045,450
-------------------------------------------------------------------------------------------------------------------------
               Total Arkansas                                                                                   8,857,466
=========================================================================================================================

California (10.8%)
-------------------------------------------------------------------------------------------------------------------------
   3,950,000   Anaheim, California Public Financing
               Authority Lease Revenue Bonds (Public
               Improvements Project) (Series A) (FSA
               Insured)                                                         6.000          9/1/2024         4,850,837
   5,000,000   California Infrastructure & Economic Bank
               Revenue Bonds (Bay Area Toll Bridges) (1st
               Lien-A)(c)                                                       5.000          7/1/2025         5,313,600
     240,000   California Rural Home Mortgage Finance
               Authority Single Family Mortgage
               Revenue Bonds (Series D) (GNMA/FNMA
               Insured) (Subject to 'AMT')                                      7.100          6/1/2031           252,106
   5,000,000   California State Department of Water
               Resources Supply Revenue Bonds (Series A)
               (AMBAC Insured)                                                  5.375          5/1/2018         5,603,250
   5,000,000   California State General Obligation Bonds                        5.250         12/1/2019         5,446,450
  10,000,000   California State General Obligation Bonds                        5.000          2/1/2020        10,586,100
   2,000,000   California State General Obligation Bonds
               (AMBAC Insured)                                                  6.300          9/1/2010         2,346,700
   3,000,000   California State Public Works Board Lease
               Revenue Bonds (Department of Corrections
               State Prison)                                                    7.400          9/1/2010         3,616,770
   4,000,000   California State Public Works Board Lease
               Revenue Bonds (UCLA Replacement Hospital)
               (Series A) (FSA Insured)                                         5.375         10/1/2015         4,517,200
   1,500,000   California State Revenue General
               Obligation Bonds                                                 7.000          8/1/2006         1,601,610
   2,000,000   California State Revenue General
               Obligation Bonds                                                 5.250         11/1/2021         2,189,000
  10,000,000   California State Revenue General
               Obligation Bonds                                                 5.250          4/1/2029        10,657,900
     300,000   California State Unrefunded General
               Obligation Bonds (MBIA Insured)                                  6.000          8/1/2016           308,664
   2,000,000   California State Veterans General
               Obligation Revenue Bonds (FGIC)
               (Series AT)                                                      9.500          2/1/2010         2,568,800
     390,000   Central Valley Financing Authority
               Cogeneration Project Revenue Bonds (Carson
               Ice-Gen Project)                                                 6.000          7/1/2009           395,074
   4,030,000   Contra Costa County, California Home
               Mortgage Revenue Bonds (GNMA Insured)(b)                         7.500          5/1/2014         5,372,635
   5,000,000   Foothill/Eastern Transportation Corridor
               Agency California Toll Road Revenue Bonds
               (Series A)(b)                                              Zero Coupon          1/1/2009         5,838,450
   5,000,000   Foothill/Eastern Transportation Corridor
               Agency California Toll Road Revenue Bonds
               (Series A)(b)                                              Zero Coupon          1/1/2011         6,093,050
   6,000,000   Foothill/Eastern Transportation Corridor
               Agency California Toll Road Revenue Bonds
               (Series A)(b)                                              Zero Coupon          1/1/2013         7,325,340
   7,145,000   Foothill/Eastern Transportation Corridor
               Agency California Toll Road Revenue Bonds
               (Series A)(b)                                              Zero Coupon          1/1/2014         8,723,259
     420,000   Golden West Schools Financing Authority,
               California Revenue Bonds (Series A) (MBIA
               Insured)                                                         5.800          2/1/2022           511,997
   3,015,000   Los Angeles, California Department of
               Water & Power Waterworks Revenue Bonds                           5.000          7/1/2025         3,210,462
   2,385,000   Orange County, California Recovery
               Certificates Of Participation Bonds
               (Series A)(MBIA Insured)                                         5.800          7/1/2016         2,545,344
   5,000,000   Pittsburg, California Redevelopment Agency
               Tax Allocation Bonds (Los Medanos
               CommunityDevelopment Project) (AMBAC
               Insured)                                                   Zero Coupon          8/1/2024         1,942,200
   4,200,000   Pomona, California Single Family Mortgage
               Revenue Bonds (Series A) (GNMA/FNMA
               Insured)(b)                                                      7.600          5/1/2023         5,600,532
     500,000   Sacramento, California Cogeneration
               Authority Bonds (Procter and Gamble
               Project)(b)                                                      6.375          7/1/2010           519,030
     500,000   Sacramento, California Cogeneration
               Authority Revenue Bonds (Procter and
               Gamble Project)                                                  6.375          7/1/2010           518,155
   1,500,000   San Bernardino County, California Single
               Family Mortgage Revenue Bonds (Series A)
               (GNMA Insured)(b)                                                7.500          5/1/2023         1,985,640
   1,500,000   San Francisco, California Bay Area Rapid
               Transit District Sales Tax Revenue Bonds
               (AMBAC Insured)                                                  6.750          7/1/2010         1,798,875
  15,000,000   San Joaquin Hills Transportation Corridor
               Agency, California Toll Road
               Revenue Bonds(b)                                                 7.650          1/1/2013        17,499,450
  10,000,000   Southern California Public Power Authority
               Power Project Revenue Bonds (Magnolia
               PowerProject) (Series A) (2003-1) (AMBAC
               Insured)                                                         5.000          7/1/2036        10,439,100
-------------------------------------------------------------------------------------------------------------------------
               Total California                                                                               140,177,580
=========================================================================================================================

Colorado (4.7%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Colorado Educational and Cultural
               Facilities Authority Revenue Bonds
               (Bromley East Project) (Series A)                                7.250         9/15/2030         2,031,460
     570,000   Colorado Educational and Cultural
               Facilities Authority Revenue Bonds (Cherry
               Creek Academy Facility, Inc.)                                    6.000          4/1/2021           583,845
   1,280,000   Colorado Educational and Cultural
               Facilities Authority Revenue Bonds (Cherry
               Creek Academy Facility, Inc.)                                    6.000          4/1/2030         1,309,747
   2,825,000   Colorado Educational and Cultural
               Facilities Authority Revenue Bonds
               (Classical Academy)(b)                                           7.250         12/1/2030         3,533,369
     750,000   Colorado Educational and Cultural
               Facilities Authority Revenue Bonds
               (Pinnacle Charter School Project)(b)                             5.250         12/1/2011           805,882
   1,000,000   Colorado Educational and Cultural
               Facilities Authority Revenue Bonds
               (University Lab School Project)(b)                               5.750          6/1/2016         1,148,680
     750,000   Colorado Educational and Cultural
               Facilities Authority Revenue Bonds
               (University Lab School Project)(b)                               6.125          6/1/2021           877,530
   6,250,000   Colorado Educational and Cultural
               Facilities Authority Revenue Bonds
               (University Lab School Project)(b)                               6.250          6/1/2031         7,357,312
   1,000,000   Colorado Health Facilities Authority
               Revenue Bonds (Evangelical Lutheran Good
               Samaritan)                                                       6.250         12/1/2010         1,133,080
   5,000,000   Colorado Health Facilities Authority
               Revenue Bonds (Evangelical Lutheran Good
               Samaritan)                                                       6.800         12/1/2020         5,806,100
   2,000,000   Colorado Health Facilities Authority
               Revenue Bonds (Evangelical Lutheran)
               (Series B)                                                       3.750          6/1/2034         2,003,880
   1,000,000   Colorado Health Facilities Authority
               Revenue Bonds (Parkview Medical Center
               Project)                                                         6.500          9/1/2020         1,117,560
     500,000   Colorado Health Facilities Authority
               Revenue Bonds (Parkview Medical Center
               Project)                                                         6.600          9/1/2025           555,585
     270,000   Colorado Housing and Finance Authority
               Revenue Bonds (Single Family Program)
               (Series A-2) (Subject to 'AMT')                                  7.450         10/1/2016           271,469
     170,000   Colorado Housing and Finance Authority
               Revenue Bonds (Single Family Program)
               (Series A-3)                                                     7.250          4/1/2010           170,850
     970,000   Colorado Housing and Finance Authority
               Revenue Bonds (Single Family Program)
               (Series B-3)                                                     6.700          8/1/2017         1,014,232
     165,000   Colorado Housing and Finance Authority
               Revenue Bonds (Single Family Program)
               (Series C-3) (FHA/VA Insured)                                    7.150         10/1/2030           166,092
     115,000   Colorado Housing and Finance Authority
               Single Family Revenue Bonds (Series A-3)                         7.000         11/1/2016           117,479
   1,195,000   Colorado Housing and Finance Authority
               Single Family Revenue Bonds (Series D-2)
               (Subject to 'AMT')                                               6.350         11/1/2029         1,241,641
      70,000   Colorado Water Resources and Power
               Development Authority Clean Water
               Revenue Unrefunded Bonds (Series A) (FSA
               Insured)                                                         6.250          9/1/2013            70,258
   3,525,000   Colorado Water Resources and Power
               Development Authority Small Water
               Resources Revenue Bonds (Series A) (FGIC
               Insured)                                                         5.250         11/1/2021         3,855,010
   6,000,000   Denver, Colorado City & County Bonds                             5.600         10/1/2029         6,676,560
     200,000   Denver, Colorado Health and Hospital
               Authority Healthcare Revenue Bonds
               (Series A)                                                       5.250         12/1/2010           207,602
     200,000   Denver, Colorado Health and Hospital
               Authority Healthcare Revenue Bonds
               (Series A)                                                       5.250         12/1/2011           206,230
   2,000,000   Denver, Colorado Health and Hospital
               Authority Healthcare Revenue Bonds
               (Series A) (ACA/CBI Insured)                                     6.250         12/1/2016         2,177,900
     150,000   Douglas County, Colorado School District #
               RE-1 Douglas and Elbert Counties General
               Obligation Bonds (Series A) (MBIA Insured)                       6.500        12/15/2016           152,284
   1,890,000   Goldsmith, Colorado Metropolitan District
               Capital Appreciation General Obligation
               Bonds (MBIA Insured)                                       Zero Coupon          6/1/2007         1,769,512
   1,890,000   Goldsmith, Colorado Metropolitan District
               Capital Appreciation General Obligation
               Bonds(MBIA Insured)                                        Zero Coupon          6/1/2008         1,708,900
   1,885,000   Goldsmith, Colorado Metropolitan District
               Capital Appreciation General Obligation
               Bonds(MBIA Insured)                                        Zero Coupon         12/1/2008         1,674,973
   3,000,000   Larimer County, Colorado School District #
               R 1 Poudre Valley (MBIA/IBC Insured)                             7.000        12/15/2016         3,922,530
   4,000,000   Northwest Parkway Public Highway
               Authority, Colorado Capital Appreciation
               Revenue Bonds(Series C) (AMBAC Insured)(d)                       5.700         6/15/2011         3,258,400
   3,500,000   Regional Transportation District,
               Colorado, Sales Tax Revenue Bonds
               (Series B) (AMBAC Insured)                                       5.500         11/1/2021         3,923,150
-------------------------------------------------------------------------------------------------------------------------
               Total Colorado                                                                                  60,849,102
=========================================================================================================================

Connecticut (0.5%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Connecticut State Health and Educational
               Facilities Authority Revenue Bonds (Yale
               University) (Series W)                                           5.125          7/1/2027         2,085,980
   4,000,000   Connecticut State Special Tax Obligation
               Revenue Bonds (Transportation
               Infrastructure) (Series B)                                       6.500         10/1/2010         4,698,680
-------------------------------------------------------------------------------------------------------------------------
               Total Connecticut                                                                                6,784,660
=========================================================================================================================

District of Columbia (0.6%)
-------------------------------------------------------------------------------------------------------------------------
   7,895,000   District of Columbia Tobacco Settlement
               Financing Corporation Revenue Bonds                              6.250         5/15/2024         7,917,580
-------------------------------------------------------------------------------------------------------------------------
               Total District of Columbia                                                                       7,917,580
=========================================================================================================================

Florida (1.6%)
-------------------------------------------------------------------------------------------------------------------------
     797,000   Brevard County, Florida Housing Finance
               Authority Homeowner Mortgage Revenue Bonds
               (Series B) (GNMA Insured)                                        6.500          9/1/2022           803,161
   1,965,000   Clay County, Florida Housing Finance
               Authority Single Family Mortgage
               Revenue Bonds (GNMA/FNMA Insured) (Subject to 'AMT')             6.000          4/1/2029         2,024,363
     750,000   Florida Intergovernmental Finance
               Commission Capital Revenue Bonds(b)                              5.125          5/1/2021           838,748
     620,000   Florida State Board of Education Capital
               Outlay Unrefunded General Obligation Bonds
               (MBIA Insured)                                                   9.125          6/1/2014           889,929
   1,520,000   Florida State Revenue Bonds (Jacksonville
               Transportation)                                                  5.000          7/1/2019         1,608,327
   2,000,000   Highlands County, Florida Health
               Facilities Authority Revenue Bonds
               (Adventist Health System/Sunbelt, Inc.)
               (Series A)                                                       6.000        11/15/2031         2,179,760
   1,500,000   Jacksonville, Florida Health Facilities
               Authority Revenue Bonds (Series C)(b)                            5.750         8/15/2015         1,699,860
   1,145,000   Leon County, Florida Educational
               Facilities Authority Certificates of
               Participation(b)                                                 8.500          9/1/2017         1,668,941
     305,000   Manatee County, Florida Housing Finance
               Authority Single Family Mortgage
               Revenue Bonds (Series 1) (GNMA/FNMA/ FHLMC
               Insured) (Subject to 'AMT')                                      7.200          5/1/2028           311,966
   1,320,000   Orange County, Florida Health Facilities
               Authority Revenue Bonds (Adventist Health
               Systems)                                                         5.750        11/15/2008         1,449,347
   1,000,000   Orange County, Florida Health Facilities
               Authority Revenue Bonds (Adventist Health
               Systems)                                                         5.850        11/15/2010         1,124,240
   2,000,000   Orange County, Florida Health Facilities
               Authority Revenue Bonds (Orlando Regional
               Healthcare System) (Series A) (MBIA
               Insured)                                                         6.250         10/1/2018         2,467,580
   1,195,000   Orange County, Florida Housing Finance
               Authority Homeowner Revenue Bonds
               (Series B-1) (GNMA/FNMA Insured) (Subject to 'AMT')              5.900          9/1/2028         1,233,204
     600,000   Palm Beach County, Florida Housing Finance
               Authority Single Family Homeowner
               Revenue Bonds (Series A-1) (GNMA/FNMA
               Insured) (Subject to 'AMT')                                      5.900         10/1/2027           619,182
     500,000   Pinellas County, Florida Housing Finance
               Authority Single Family Housing
               Revenue Bonds (Multi-County Program)
               (Series B-1) (Subject to 'AMT)                                   7.250          9/1/2029           500,590
     655,000   Pinellas County, Florida Housing Finance
               Authority Single Family Housing
               Revenue Bonds (Series A-1) (GNMA/FNMA
               Insured) (Subject to 'AMT')                                      7.200          9/1/2029           668,539
-------------------------------------------------------------------------------------------------------------------------
               Total Florida                                                                                   20,087,737
=========================================================================================================================

Georgia (3.0%)
-------------------------------------------------------------------------------------------------------------------------
   6,900,000   Bibb County, Georgia Authority
               Environmental Imput Revenue Bonds                                4.850         12/1/2009         7,210,017
   2,000,000   Brunswick, Georgia Water and Sewer
               Revenue Refunding Bonds (MBIA Insured)                           6.000         10/1/2011         2,241,660
   1,500,000   Brunswick, Georgia Water and Sewer
               Revenue Refunding Bonds (MBIA Insured)                           6.100         10/1/2019         1,890,795
   1,560,000   Chatham County, Georgia Hospital Authority
               C/O Memorial Medical Center                                      5.750          1/1/2029         1,682,772
   1,000,000   Chatham County, Georgia Hospital Authority
               Revenue Bonds (Memorial Health
               University Medical Center)                                       6.125          1/1/2024         1,097,690
   5,000,000   Cherokee County, Georgia Water and Sewer
               Authority Revenue Refunding Bonds (MBIA
               Insured)                                                         5.500          8/1/2018         5,949,300
   1,000,000   Georgia State General Obligation Bonds
               (Series B)                                                       6.300          3/1/2009         1,136,860
   1,000,000   Georgia State General Obligation Bonds
               (Series B)                                                       6.300          3/1/2010         1,159,950
   2,000,000   Georgia State General Obligation Bonds
               (Series B)                                                       5.650          3/1/2012         2,306,720
   3,500,000   Georgia State General Obligation Bonds
               (Series D)                                                       5.000          8/1/2012         3,902,045
   1,000,000   McDuffie County, Georgia Development
               Authority Waste Disposal Revenue Adjusted
               Bonds (Temple-Inland Forest Products)                            6.950         12/1/2023         1,090,830
   2,500,000   Milledgeville-Balswin County, Georgia
               Development Authority Revenue Bonds                              5.500          9/1/2024         2,629,200
   5,000,000   Rockdale County, Georgia Water and Sewer
               Authority Revenue Bonds (Series A) (MBIA
               Insured)                                                         5.500          7/1/2025         5,477,750
   1,500,000   Savannah, Georgia Economic Development
               Authority Student Housing Revenue Bonds
               (State University Project) (Series A)(ACA
               Insured)                                                         6.750        11/15/2020         1,673,700
-------------------------------------------------------------------------------------------------------------------------
               Total Georgia                                                                                   39,449,289
=========================================================================================================================

Hawaii (1.8%)
-------------------------------------------------------------------------------------------------------------------------
   7,330,000   Hawaii State Highway Revenue Bonds                               5.500          7/1/2018         8,629,609
   1,000,000   Honolulu, Hawaii City & County Bonds
               (Series A) (FSA Insured)(b)                                      5.250          9/1/2024         1,127,660
  10,000,000   Honolulu, Hawaii City & County Bonds
               (Series A) (FSA Insured)                                         5.250          3/1/2027        10,762,300
   2,555,000   Honolulu, Hawaii City & County
               Revenue Bonds (Unrefunded Balance)
               (Series A) (FGIC Insured)                                        6.250          4/1/2014         3,092,572
-------------------------------------------------------------------------------------------------------------------------
               Total Hawaii                                                                                    23,612,141
=========================================================================================================================

Idaho (0.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Idaho Falls, Idaho General Obligation
               Bonds (FGIC Insured)                                       Zero Coupon          4/1/2007           942,280
   3,115,000   Idaho Falls, Idaho General Obligation
               Bonds (FGIC Insured)                                       Zero Coupon          4/1/2010         2,602,956
   2,000,000   Idaho Falls, Idaho General Obligation
               Bonds (FGIC Insured)                                       Zero Coupon          4/1/2011         1,600,460
-------------------------------------------------------------------------------------------------------------------------
               Total Idaho                                                                                      5,145,696
=========================================================================================================================

Illinois (8.8%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Broadview, Illinois Tax Increment Tax
               Allocation Bonds                                                 5.250          7/1/2012         2,087,700
   1,000,000   Broadview, Illinois Tax Increment Tax
               Allocation Revenue Bonds                                         5.375          7/1/2015         1,039,010
  10,000,000   Chicago, Illinois Capital Appreciation
               City Colleges General Obligation Bonds
               (FGIC Insured)                                             Zero Coupon          1/1/2024         4,108,100
   3,000,000   Chicago, Illinois Lakefront Millennium
               Project General Obligation Bonds (MBIA
               Insured)                                                   Zero Coupon          1/1/2029         2,994,300
     105,000   Chicago, Illinois Single Family Mortgage
               Revenue Bonds (Series A) (GNMA/FNMA/FHLMC
               Insured)                                                         7.250          9/1/2028           107,083
     795,000   Chicago, Illinois Single Family Mortgage
               Revenue Bonds (Series C) (GNMA/FNMA/FHLMC
               Insured) (Subject to 'AMT')                                      7.050         10/1/2030           802,894
     265,000   Chicago, Illinois Single Family Mortgage
               Revenue Bonds (Series C) (GNMA/FNMA/FHLMC
               Insured) (Subject to 'AMT')                                      7.000          3/1/2032           269,683
   7,200,000   Chicago, Illinois Tax Increment Capital
               Appreciation Tax Allocation Bonds
               (Series A) (ACA Insured)                                   Zero Coupon        11/15/2014         4,496,688
   1,000,000   Cook County, Illinois Community
               Consolidated School District #15 Palatine
               Capital Appreciation General Obligation
               Bonds (FGIC Insured)                                       Zero Coupon         12/1/2014           664,010
   2,500,000   Cook County, Illinois General Obligation
               Bonds (Series A) (MBIA Insured)                                  6.250        11/15/2011         2,956,475
   1,250,000   Cook County, Illinois School District #99
               Cicero General Obligation Bonds (FGIC
               Insured)                                                         8.500         12/1/2011         1,637,212
   1,565,000   Cook County, Illinois School District #99
               Cicero General Obligation Bonds (FGIC
               Insured)                                                         8.500         12/1/2014         2,186,978
   1,815,000   Cook County, Illinois School District #99
               Cicero General Obligation Bonds (FGIC
               Insured)                                                         8.500         12/1/2016         2,606,340
   1,000,000   Du Page County, Illinois General
               Obligation Bonds (Stormwater Project)                            5.600          1/1/2021         1,175,320
   1,710,000   Du Page, Cook & Will Counties, Illinois
               Community College District Number 502                            5.000          1/1/2017         1,859,984
   1,000,000   Illinois Development Finance Authority
               Revenue Bonds (Midwestern University)
               (Series B)                                                       6.000         5/15/2021         1,114,340
   1,000,000   Illinois Development Finance Authority
               Revenue Bonds (Midwestern University)
               (Series B)                                                       6.000         5/15/2026         1,096,840
   2,365,000   Illinois Development Finance Authority
               Revenue Bonds (School District #304)
               (Series A) (FSA Insured)                                   Zero Coupon          1/1/2021         1,136,359
   4,900,000   Illinois Educational Facilities Authority
               Revenue Bonds (Northwestern University)                          5.250         11/1/2032         5,475,799
   1,000,000   Illinois Educational Facilities Authority
               Student Housing Revenue Bonds (University
               Center Project)                                                  6.625          5/1/2017         1,100,160
     380,000   Illinois Health Facilities Authority
               Prerefunded Revenue Bonds (Series B)
               (MBIA/IBC Insured)                                               5.250         8/15/2018           417,658
   1,600,000   Illinois Health Facilities Authority
               Revenue Bonds (Bethesda Home and
               Retirement)(Series A)                                            6.250          9/1/2014         1,704,496
   2,000,000   Illinois Health Facilities Authority
               Revenue Bonds (Centegra Health Systems)                          5.250          9/1/2018         2,048,420
   2,000,000   Illinois Health Facilities Authority
               Revenue Bonds (Lutheran General Health
               Care Facilities) (FSA Insured)                                   6.000          4/1/2018         2,429,040
   2,500,000   Illinois Health Facilities Authority
               Revenue Bonds (Passavant Memorial Area
               Hospital Association)                                            6.000         10/1/2024         2,624,075
   1,000,000   Illinois Health Facilities Authority
               Revenue Bonds (Riverside Health System)(b)                       6.850        11/15/2029         1,208,410
   4,180,000   Illinois Health Facilities Authority
               Revenue Bonds (Rush-Presbyterian-St.
               Lukes) (Series A) (MBIA Insured)                                 5.250        11/15/2014         4,555,866
   3,985,000   Illinois Health Facilities Authority
               Revenue Bonds (Swedish American
               Hospital)(b)                                                     6.875        11/15/2030         4,726,369
   4,655,000   Illinois Health Facilities Authority
               Revenue Bonds (Thorek Hospital and Medical
               Center)                                                          5.250         8/15/2018         4,645,969
   2,120,000   Illinois Health Facilities Authority
               Unrefunded Revenue Bonds (Series B)
               (MBIA/IBC Insured)                                               5.250         8/15/2018         2,276,414
   2,000,000   Illinois Sports Facilities Authority State
               Tax Supported Capital Appreciation
               Revenue Bonds (AMBAC Insured)                              Zero Coupon         6/15/2017         1,164,740
   1,500,000   Illinois Sports Facilities Authority State
               Tax Supported Capital Appreciation
               Revenue Bonds (AMBAC Insured)                              Zero Coupon         6/15/2018           829,650
   1,500,000   Illinois Sports Facilities Authority State
               Tax Supported Capital Appreciation
               Revenue Bonds (AMBAC Insured)                              Zero Coupon         6/15/2019           787,035
   7,925,000   Illinois State Sales Tax Revenue Bonds
               (Second Series)                                                  5.750         6/15/2018         9,532,507
   3,065,000   Illinois State Sales Tax Revenue Bonds
               (Series L)                                                       7.450         6/15/2012         3,840,476
   3,035,000   McHenry County, Illinois Community High
               School District #157 General Obligation
               Bonds (FSA Insured)                                              9.000         12/1/2017         4,597,327
   4,000,000   McLean County, Illinois Bloomington -
               Normal Airport Central Illinois Regional
               Authority Revenue Bonds (Subject to 'AMT')                       6.050        12/15/2019         3,951,040
   1,410,000   Metropolitan Pier and Exposition
               Authority, Illinois State Tax
               Revenue Bonds (McCormick Place Exposition
               Project) (FGIC Insured)                                          5.250        12/15/2028         1,482,178
   1,115,000   Metropolitan Pier and Exposition
               Authority, Illinois State Tax
               Revenue Bonds (McCormick Place Exposition
               Project) (Series A)(b)                                           5.500         6/15/2015         1,307,438
     885,000   Metropolitan Pier and Exposition
               Authority, Illinois State Tax
               Revenue Bonds (McCormick Place Exposition
               Project) (Series A) (FGIC Insured)                               5.500         6/15/2015         1,022,733
  17,505,000   Metropolitan Pier and Exposition
               Authority, Illinois State Tax
               Revenue Bonds (McCormick Place Exposition
               Project) (Series A) (FGIC Insured)                         Zero Coupon         6/15/2020         8,755,126
   3,100,000   Metropolitan Pier and Exposition
               Authority, Illinois State Tax
               Revenue Bonds (McCormick Place Exposition
               Project) (Series A) (MBIA Insured)                         Zero Coupon         6/15/2024         1,253,609
   2,000,000   Metropolitan Pier and Exposition
               Authority, Illinois State Tax
               Revenue Bonds (McCormick Place Exposition
               Project) (Series A) (MBIA Insured)                         Zero Coupon        12/15/2024           790,100
   7,000,000   Metropolitan Pier and Exposition
               Authority, Illinois State Tax
               Revenue Bonds (McCormick Place Exposition
               Project) (Series B) (MBIA Insured)(d)                            5.500         6/15/2012         5,387,760
   3,000,000   Regional Transportation Authority,
               Illinois Revenue Bonds (Series A) (FGIC
               Insured)                                                         6.700         11/1/2021         3,807,000
-------------------------------------------------------------------------------------------------------------------------
               Total Illinois                                                                                 114,060,711
=========================================================================================================================

Indiana (1.4%)
-------------------------------------------------------------------------------------------------------------------------
   1,335,000   Avon, Indiana Community School Building
               Corporation Revenue Bonds Pre-refunded
               (First Mortgage) (AMBAC Insured)(b)                              5.250          1/1/2022         1,416,168
   2,665,000   Avon, Indiana Community School Building
               Corporation Revenue Bonds Unrefunded
               Balance (First Mortgage) (AMBAC Insured)                         5.250          1/1/2022         2,792,574
     700,000   Ball State University, Indiana University
               Student Fee Revenue Bonds (Series K) (FGIC
               Insured)                                                         5.750          7/1/2020           790,881
   1,250,000   East Chicago, Indiana Elementary School
               Building Corporation Revenue Bonds                               6.250          1/5/2016         1,461,275
     215,000   Indiana State Housing Authority Single
               Family Mortgage Revenue Bonds (Series C-2)
               (GNMA Insured)                                                   5.250          7/1/2017           220,650
     510,000   Indiana Transportation Finance Authority
               Airport Facilities Lease Revenue Bonds
               (Series A)(b)                                                    5.400         11/1/2006           532,782
     250,000   Indiana Transportation Finance Authority
               Highway Revenue Bonds (Series A)                                 6.800         12/1/2016           306,215
     570,000   Indiana Transportation Finance Authority
               Highway Revenue Bonds (Series A) (AMBAC
               Insured)(b)                                                      5.750          6/1/2012           656,515
     985,000   Indiana Transportation Finance Authority
               Highway Revenue Bonds (Series A) (MBIA/IBC
               Insured)(b)                                                      7.250          6/1/2015         1,176,622
   3,565,000   Indiana Transportation Finance Authority
               Highway Unrefunded Revenue Bonds
               (Series A) (MBIA/IBC Insured)                                    7.250          6/1/2015         4,467,694
   2,500,000   Petersburg, Indiana Industrial Pollution
               Control Revenue Bonds (Indianapolis Power
               and Light Company) (Series A) (MBIA/IBC
               Insured)                                                         6.100          1/1/2016         2,547,125
   2,120,000   Purdue University, Indiana Revenue Bonds
               (Student Fees) (Series L)                                        5.000          7/1/2020         2,256,040
-------------------------------------------------------------------------------------------------------------------------
               Total Indiana                                                                                   18,624,541
=========================================================================================================================

Iowa (0.8%)
-------------------------------------------------------------------------------------------------------------------------
   2,085,000   Coralville, Iowa Urban Renewal
               Revenue Bonds Annual Appropriation (Tax
               Increment-H2)                                                    5.000          6/1/2011         2,218,419
   3,125,000   Coralville, Iowa Urban Renewal
               Revenue Bonds Annual Appropriation (Tax
               Increment-H2)                                                    5.000          6/1/2021         3,223,906
   4,500,000   Iowa Finance Authority Health Care
               Facilities Revenue Bonds (Genesis Medical
               Center)                                                          6.250          7/1/2025         4,908,105
-------------------------------------------------------------------------------------------------------------------------
               Total Iowa                                                                                      10,350,430
=========================================================================================================================

Kansas (0.6%)
-------------------------------------------------------------------------------------------------------------------------
   1,255,000   Kansas City, Kansas Utility System Capital
               Appreciation Revenue Bonds (AMBAC
               Insured)(b)                                                Zero Coupon          3/1/2007         1,188,196
     920,000   Kansas City, Kansas Utility System Capital
               Appreciation Unrefunded Revenue Bonds
               (AMBAC Insured)                                            Zero Coupon          3/1/2007           872,638
   1,000,000   Kansas State Development Finance Authority
               Health Facilities Revenue Bonds (Stormont
               Vail Healthcare) (Series K)                                      5.375        11/15/2024         1,080,300
   2,000,000   Olathe, Kansas Health Facilities
               Revenue Bonds (Olathe Medical Center
               Project) (Series A) (AMBAC Insured)                              5.500          9/1/2025         2,162,080
     550,000   Sedgwick and Shawnee Counties, Kansas
               Single Family Mortgage Revenue Bonds
               (Series A-2) (GNMA Insured)                                      6.700          6/1/2029           582,972
   2,300,000   University of Kansas Hospital Authority
               Health Facilities Revenue Bonds                                  5.500          9/1/2022         2,422,061
-------------------------------------------------------------------------------------------------------------------------
               Total Kansas                                                                                     8,308,247
=========================================================================================================================

Kentucky (0.6%)
-------------------------------------------------------------------------------------------------------------------------
   5,345,000   Kentucky State Turnpike Authority Economic
               Development Revenue Bonds (Revitalization
               Project) (FGIC Insured)(c)                                 Zero Coupon          1/1/2010         4,535,981
   3,000,000   Maysville, Kentucky Solid Waste Disposal
               Facility Revenue Bonds (Adj-Inland
               Container Corporation Project)                                   6.900          9/1/2022         3,262,380
-------------------------------------------------------------------------------------------------------------------------
               Total Kentucky                                                                                   7,798,361
=========================================================================================================================

Louisiana (1.8%)
-------------------------------------------------------------------------------------------------------------------------
   1,235,000   Jefferson Parish, Louisiana Home Mortgage
               Authority Single Family Mortgage
               Revenue Bonds (Series A-2) (GNMA/FNMA
               Insured) (Subject to 'AMT')                                      7.500         12/1/2030         1,293,366
     505,000   Jefferson Parish, Louisiana Home Mortgage
               Authority Single Family Mortgage
               Revenue Bonds (Series D-1) (GNMA/FNMA
               Insured) (Subject to 'AMT')                                      7.500          6/1/2026           529,498
     750,000   Louisiana Housing Finance Agency Single
               Family Mortgage Revenue Bonds
               (Series A-2)(GNMA/FNMA/FHLMC Insured)
               (Subject to 'AMT')                                               7.800         12/1/2026           790,492
     585,000   Louisiana Housing Finance Agency Single
               Family Mortgage Revenue Bonds
               (Series D-2)(GNMA/FNMA Insured) (Subject to 'AMT')               7.050          6/1/2031           615,180
   3,000,000   Louisiana Public Facilities Authority
               Hospital Revenue Bonds (Lake Charles
               Memorial)(AMBAC/TCRS Insured)                                    8.625         12/1/2030         3,916,170
   6,500,000   New Orleans, Louisiana General Obligation
               Bonds (AMBAC Insured)                                      Zero Coupon          9/1/2012         4,836,260
   3,000,000   Orleans Parish, Louisiana School Board
               Administration Offices Revenue Bonds (MBIA
               Insured)(b)                                                      8.950          2/1/2008         3,539,670
   2,605,000   Regional Transportation Authority,
               Louisiana Sales Tax Revenue Bonds
               (Series A) (FGIC Insured)                                        8.000         12/1/2012         3,401,401
   4,200,000   Tobacco Settlement Financing Corporation,
               Louisiana Revenue Bonds (Series 2001-B)                          5.500         5/15/2030         4,039,056
-------------------------------------------------------------------------------------------------------------------------
               Total Louisiana                                                                                 22,961,093
=========================================================================================================================

Maryland (0.9%)
-------------------------------------------------------------------------------------------------------------------------
   1,250,000   Frederick County, Maryland Educational
               Facilities Revenue Bonds (Mount Saint
               Mary's College) (Series A)                                       5.750          9/1/2025         1,324,312
   1,915,000   Maryland State Economic Development
               Corporation Revenue Bonds (Lutheran World
               Relief)                                                          7.200          4/1/2025         2,117,281
   1,550,000   Maryland State Economic Development
               Corporation Student Housing Revenue Bonds
               (Sheppard Pratt) (ACA Insured)                                   6.000          7/1/2033         1,651,478
   1,000,000   Maryland State Health and Higher
               Educational Facilities Authority
               Revenue Bonds (University of Maryland
               Medical System)                                                  6.000          7/1/2022         1,083,120
   4,500,000   Morgan State University, Maryland Academic
               and Auxiliary Facilities Fees
               Revenue Bonds (MBIA Insured)                                     6.050          7/1/2015         5,279,670
     105,000   Prince Georges County, Maryland Housing
               Authority Single Family Mortgage
               Revenue Bonds (Series A) (GNMA/FNMA/ FHLMC
               Insured) (Subject to 'AMT')                                      7.400          8/1/2032           105,941
     425,000   Westminster, Maryland Education Facilities
               Revenue Bonds (McDaniel College)                                 5.500          4/1/2027           446,913
-------------------------------------------------------------------------------------------------------------------------
               Total Maryland                                                                                  12,008,715
=========================================================================================================================

Massachusetts (1.1%)
-------------------------------------------------------------------------------------------------------------------------
   4,935,000   Massachusetts State Construction Lien
               General Obligation Bonds (Series A)
               (FGIC-TCRS)                                                      5.250          1/1/2013         5,574,428
     725,000   Massachusetts State Development Finance
               Agency Revenue Bonds (Devens Electric
               Systems)                                                         5.625         12/1/2016           790,199
   2,000,000   Massachusetts State General Obligation
               Bonds (Series B)(b)                                              6.500          8/1/2008         2,241,420
   2,500,000   Massachusetts State Health and Educational
               Facilities Authority Revenue Bonds
               (Daughters of Charity) (Series D)(b)                             6.100          7/1/2014         2,621,850
   1,000,000   Massachusetts State Health and Educational
               Facilities Authority Revenue Bonds
               (Partners Healthcare System) (Series C)                          6.000          7/1/2016         1,149,810
   1,170,000   Westfield, Massachusetts General
               Obligation Bonds (FGIC Insured)(b)                               6.500          5/1/2014         1,386,684
-------------------------------------------------------------------------------------------------------------------------
               Total Massachusetts                                                                             13,764,391
=========================================================================================================================

Michigan (3.5%)
-------------------------------------------------------------------------------------------------------------------------
     515,000   Chelsea, Michigan Economic Development
               Corporation Obligation Revenue Bonds
               (United Methodist Retirement)                                    4.800        11/15/2005           513,831
     545,000   Chelsea, Michigan Economic Development
               Corporation Obligation Revenue Bonds
               (United Methodist Retirement)                                    4.900        11/15/2006           541,387
   2,000,000   East Lansing, Michigan Building Authority
               General Obligation Bonds                                         5.700          4/1/2020         2,427,000
   1,000,000   Grand Valley, Michigan State University
               Revenue Bonds (MBIA Insured)                                     5.250         10/1/2017         1,071,120
     135,000   Hillsdale, Michigan Hospital Finance
               Authority Revenue Bonds (Hillsdale
               Community Health Center)                                         4.800         5/15/2005           135,065
   2,355,000   John Tolfree Health System Corporation,
               Michigan Mortgage Revenue Bonds                                  5.850         9/15/2013         2,415,759
   1,500,000   Livonia, Michigan Public Schools School
               District General Obligation Bonds (FGIC
               Insured)(b)                                                Zero Coupon          5/1/2009         1,305,435
   2,460,000   Michigan Municipal Board Authority
               Revenue Bonds (Local Government Loan
               Program) (FGIC Insured)                                    Zero Coupon         12/1/2005         2,415,253
   1,380,000   Michigan Public Power Agency Revenue Bonds
               (Combustion Turbine #1 Project)
               (Series A)(AMBAC Insured)                                        5.250          1/1/2016         1,523,506
      45,000   Michigan State Hospital Finance Authority
               Revenue Bonds (Detroit Medical Center)                           8.125         8/15/2012            45,230
     950,000   Michigan State Hospital Finance Authority
               Revenue Bonds (Hackley Hospital)
               (Series A)                                                       4.800          5/1/2005           953,828
   2,825,000   Michigan State Hospital Finance Authority
               Revenue Bonds (MBIA Insured)                                     5.375         8/15/2014         3,224,116
   6,580,000   Michigan State Hospital Finance Authority
               Revenue Bonds (Oakwood Obligated Group)                          5.000         11/1/2009         7,028,427
     175,000   Michigan State Hospital Finance Authority
               Revenue Bonds (Series P) (MBIA Insured)(b)                       5.375         8/15/2014           188,576
   2,750,000   Michigan State Hospital Finance Authority
               Revenue Refunding Bonds (Crittenton
               Hospital)(Series A)                                              5.500          3/1/2022         2,919,125
   4,500,000   Rochester, Michigan Community School
               District (MBIA Insured)                                          5.000          5/1/2019         5,057,820
   3,320,000   Sault Ste Marie, Michigan Chippewa Indians
               Housing Authority (Tribal Health and Human
               Services Center)                                                 7.750          9/1/2012         3,324,084
   2,000,000   St. Clair County, Michigan Economic
               Development Corporation Revenue Bonds
               (Detroit Edison) (Series AA) (AMBAC
               Insured)                                                         6.400          8/1/2024         2,261,480
     990,000   Summit Academy North, Michigan Public
               School Academy Certificates of
               Participation                                                    6.550          7/1/2014         1,017,819
     690,000   Summit Academy North, Michigan Public
               School Academy Certificates of
               Participation                                                    8.375          7/1/2030           728,116
   1,000,000   Trenton, Michigan Building Authority
               General Obligation Bonds (AMBAC Insured)                         5.600         10/1/2019         1,126,140
   3,560,000   Wayne State University, Michigan
               University Revenues (FGIC Insured)                               5.125        11/15/2029         3,791,685
   1,860,000   West Ottawa, Michigan Public School
               District General Obligation Bonds (MBIA
               Insured)                                                   Zero Coupon          5/1/2005         1,850,495
-------------------------------------------------------------------------------------------------------------------------
               Total Michigan                                                                                  45,865,297
=========================================================================================================================

Minnesota (3.9%)
-------------------------------------------------------------------------------------------------------------------------
     375,000   Chaska, Minnesota Economic Development
               Authority School Facilities Lease
               Revenue Bonds (Independent School District
               #112) (Series A)                                                 5.125         12/1/2010           400,804
   1,000,000   Minneapolis and St. Paul Minnesota
               Metropolitan Airports Commission Airport
               Revenue Bonds (Series C) (FGIC Insured)                          5.125          1/1/2020         1,064,620
     800,000   Minneapolis and St. Paul, Minnesota
               Housing & Redevelopment Authority
               Healthcare System (Healthpartners
               Obligation Group Project)                                        6.000         12/1/2021           876,800
   7,685,000   Minneapolis, Minnesota Community
               Development Agency Tax Increment
               Revenue Bonds (MBIA Insured)                               Zero Coupon          3/1/2009         6,738,285
   5,000,000   Minnesota Agricultural and Economic
               Development Board Health Care System
               Revenue Bonds (Fairview Hospital)
               (Series A) (MBIA Insured)                                        5.750        11/15/2026         5,469,050
   3,750,000   Minnesota Higher Education Facilities
               Authority Revenue Bonds (Augsburg College)
               (Series 4-F1)                                                    6.250          5/1/2023         3,917,850
   1,000,000   Minnesota Higher Education Facilities
               Authority Revenue Bonds (College of Art
               and Design)(Series 5-D)                                          6.625          5/1/2020         1,103,600
     530,000   Minnesota Higher Education Facilities
               Authority Revenue University of St. Thomas
               (Series 5-Y)                                                     5.250         10/1/2019           580,848
   3,620,000   Minnesota State General Obligation Bonds                         5.250          8/1/2017         3,968,063
   1,000,000   Northfield, Minnesota Hospital
               Revenue Bonds (Series C)                                         6.000         11/1/2021         1,085,060
   1,300,000   Northfield, Minnesota Hospital
               Revenue Bonds (Series C)                                         6.000         11/1/2026         1,395,537
   2,040,000   Northfield, Minnesota Hospital
               Revenue Bonds (Series C)                                         6.000         11/1/2031         2,185,289
     300,000   Scott County, Minnesota Housing and
               Redevelopment Authority Facilities Lease
               Revenue Bonds (Workforce Center Project)                         5.000          2/1/2017           311,736
     525,000   Scott County, Minnesota Housing and
               Redevelopment Authority Facilities Lease
               Revenue Bonds (Workforce Center Project)                         5.000          2/1/2018           544,478
  10,530,000   Southern Minnesota Municipal Power Agency
               Power Supply System Revenue Bonds
               (Series A) (AMBAC Insured)                                       5.000          1/1/2011        11,614,695
   2,000,000   St. Louis Park, Minnesota Health Care
               Facilities Revenue Bonds                                         5.250          7/1/2030         2,078,180
   1,690,000   St. Paul, Minnesota Housing and
               Redevelopment Authority Lease Parking
               Facilities Revenue Bonds (Rivercentre
               Parking Ramp)                                                    6.000          5/1/2013         1,864,307
   5,000,000   White Earth Band of Chippewa Indians,
               Minnesota Revenue Bonds (Series A) (ACA
               Insured)                                                         7.000         12/1/2011         5,533,750
-------------------------------------------------------------------------------------------------------------------------
               Total Minnesota                                                                                 50,732,952
=========================================================================================================================

Missouri (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     785,000   Missouri State Development Finance Board
               Infrastructure Facilities Revenue Bonds
               (Eastland Center Project Phase II
               Series B)                                                        5.875          4/1/2017           842,415
     500,000   Missouri State Development Finance Board
               Infrastructure Facilities Revenue Bonds
               (Eastland Center Project Phase II
               Series B)                                                        6.000          4/1/2021           538,945
   1,000,000   Missouri State Environmental Improvement
               and Energy Resources Authority Water
               Pollution Revenue Bonds                                          5.250          1/1/2018         1,106,880
   3,000,000   Missouri State Health and Educational
               Facilities Authority Health Facilities
               Revenue Bonds (Barnes Jewish, Inc.
               Christian) (Series A)                                            5.250         5/15/2014         3,347,370
   1,500,000   Missouri State Health and Educational
               Facilities Authority Health Facilities
               Revenue Bonds (Lake Regional Health
               Securities Project)                                              5.600         2/15/2025         1,574,760
   1,000,000   Missouri State Health and Educational
               Facilities Authority Health Facilities
               Revenue Bonds (Saint Anthony's Medical
               Center)                                                          6.250         12/1/2030         1,078,870
   1,345,000   Missouri State Health and Educational
               Facilities Authority Revenue Bonds (Lake
               of the Ozarks)(b)                                                6.500         2/15/2021         1,429,332
     655,000   Missouri State Health and Educational
               Facilities Authority Revenue Bonds (Lake
               of the Ozarks)                                                   6.500         2/15/2021           676,805
     285,000   Missouri State Housing Development
               Commission Single Family Mortgage
               Revenue Bonds (Series B-1) (GNMA/FNMA
               Insured) (Subject to 'AMT')                                      7.450          9/1/2031           295,981
     495,000   Missouri State Housing Development
               Commission Single Family Mortgage
               Revenue Bonds (Series C-1) (GNMA/FNMA
               Insured) (Subject to 'AMT')                                      7.150          3/1/2032           512,949
     315,000   Missouri State Housing Development
               Community Single Family Mortgage
               Revenue Bonds (Series C-1) (GNMA/FNMA
               Insured)                                                         6.550          9/1/2028           331,204
   2,000,000   St. Charles County, Francis Howell School
               District General Obligation Bonds
               (Series A)                                                       5.250          3/1/2018         2,285,520
-------------------------------------------------------------------------------------------------------------------------
               Total Missouri                                                                                  14,021,031
=========================================================================================================================

Montana (1.1%)
-------------------------------------------------------------------------------------------------------------------------
      65,000   Montana State Board of Housing Single
               Family Mortgage Revenue Bonds (Series A-1)                       6.000          6/1/2016            65,889
     235,000   Montana State Board of Housing Single
               Family Mortgage Revenue Bonds (Series A-2)
               (Subject to 'AMT')                                               6.250          6/1/2019           245,009
   2,385,000   Montana State Board of Investment Refunded
               Balance 1996 Payroll Tax Revenue Bonds
               (MBIA Insured)(b)                                                6.875          6/1/2020         2,659,060
     775,000   Montana State Board of Investment Refunded
               Revenue Bonds (1996 Payroll Tax) (MBIA
               Insured)(b)                                                      6.875          6/1/2020           864,055
   1,240,000   Montana State Board of Investment Refunded
               Revenue Bonds (Payroll Tax) (MBIA
               Insured)(b)                                                      6.875          6/1/2020         1,382,488
   1,340,000   Montana State Board of Regents
               Revenue Bonds (Higher Education-University
               of Montana)(Series F) (MBIA Insured)                             5.750         5/15/2016         1,529,583
   3,000,000   Montana State Health Facilities Authority
               Revenue Bonds (Hillcrest Senior Living
               Project)                                                         7.375          6/1/2030         3,232,470
   3,860,000   Montana State Hospital Finance Authority
               Revenue Refunding Bonds                                          5.250          6/1/2018         4,151,391
-------------------------------------------------------------------------------------------------------------------------
               Total Montana                                                                                   14,129,945
=========================================================================================================================

Nebraska (1.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Nebraska Public Power District
               Revenue Bonds (Series B) (AMBAC Insured)                         5.000          1/1/2013         2,773,525
   3,455,000   Omaha Public Power District Revenue Bonds
               (Series B)(b)                                                    6.150          2/1/2012         3,957,150
   1,675,000   Omaha, Nebraska Special Assessment Bonds
               (Riverfront Redevelopment Project)
               (Series A)                                                       5.500          2/1/2015         1,888,830
   6,000,000   University of Nebraska Revenue Bonds
               (Lincoln Student Fees & Facilities)
               (Series B)                                                       5.000          7/1/2023         6,413,940
-------------------------------------------------------------------------------------------------------------------------
               Total Nebraska                                                                                  15,033,445
=========================================================================================================================

Nevada (0.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Washoe County, Nevada General Obligation
               Bonds (Reno-Sparks Convention) (Series A)
               (FSA Insured)(b)                                                 6.400          7/1/2029         2,903,975
-------------------------------------------------------------------------------------------------------------------------
               Total Nevada                                                                                     2,903,975
=========================================================================================================================

New Hampshire (0.1%)
-------------------------------------------------------------------------------------------------------------------------
   1,100,000   New Hampshire State Turnpike System
               Revenue Bonds (Series C) (FGIC Insured)(e)                      11.422          3/3/2005         1,301,289
-------------------------------------------------------------------------------------------------------------------------
               Total New Hampshire                                                                              1,301,289
=========================================================================================================================

New Jersey (2.1%)
-------------------------------------------------------------------------------------------------------------------------
   1,250,000   East Orange, New Jersey General Obligation
               Bonds (FSA Insured)                                              8.400          8/1/2006         1,359,262
   2,000,000   Hudson County, New Jersey Certificate of
               Participation Department of Finance and
               Administration (MBIA Insured)                                    6.250         12/1/2015         2,441,480
   1,000,000   New Jersey State Highway Authority
               Revenue Bonds (Series L)                                         5.250         7/15/2018         1,151,570
   1,585,000   New Jersey State Transit Corporation
               Certificate of Participation Bonds (FSA
               Insured)(b)                                                      6.375         10/1/2006         1,653,345
   3,695,000   New Jersey State Turnpike Authority
               Revenue Bonds (Series C) (AMBAC-TCRS
               Insured)(b)                                                      6.500          1/1/2016         4,495,041
   1,005,000   New Jersey State Turnpike Authority
               Revenue Bonds (Series C) (AMBAC-TCRS
               Insured)                                                         6.500          1/1/2016         1,228,874
   5,000,000   New Jersey Transportation Trust Fund
               Authority Revenue Bonds (Transportation
               System) (Series A) (FSA Insured)(c)                              5.500        12/15/2016         5,836,900
   4,570,000   Tobacco Settlement Authority, New Jersey
               Tobacco Settlement Revenue Bonds                                 5.375          6/1/2018         4,480,839
   2,195,000   West New York, New Jersey Municipal
               Utilities Authority Revenue Bonds (FGIC
               Insured)(b)                                                Zero Coupon        12/15/2007         2,029,695
   2,595,000   West New York, New Jersey Municipal
               Utilities Authority Revenue Bonds (FGIC
               Insured)(b)                                                Zero Coupon        12/15/2009         2,224,564
-------------------------------------------------------------------------------------------------------------------------
               Total New Jersey                                                                                26,901,570
=========================================================================================================================

New Mexico (1.4%)
-------------------------------------------------------------------------------------------------------------------------
   3,315,000   Alamogordo, New Mexico Hospital
               Revenue Bonds (Gerald Champion Memorial
               Hospital Project)                                                5.300          1/1/2013         3,464,639
   4,335,000   Farmington New Mexico Power
               Revenue Bonds(b)                                                 9.875          1/1/2013         4,472,073
   2,080,000   Farmington New Mexico Utility System
               Revenue Bonds (AMBAC Insured)(b)                                 9.875          1/1/2008         2,329,808
   3,500,000   Jicarilla, New Mexico Apache Nation
               Revenue Bonds (Series A)                                         5.500          9/1/2023         3,796,590
   1,890,000   New Mexico Mortgage Finance Authority
               Revenue Bonds (Series F) (GNMA/FNMA
               Insured)                                                         7.000          1/1/2026         1,999,828
     370,000   New Mexico Mortgage Finance Authority
               Single Family Mortgage Capital
               Appreciation Revenue Bonds (Series D-2)
               (Subject to 'AMT')                                         Zero Coupon          9/1/2019           295,660
   1,340,000   New Mexico Mortgage Finance Authority
               Single Family Mortgage Revenue Bonds
               (Series C-2)(GNMA/FNMA Insured) (Subject
               to 'AMT')                                                        6.950          9/1/2031         1,398,411
-------------------------------------------------------------------------------------------------------------------------
               Total New Mexico                                                                                17,757,009
=========================================================================================================================

New York (9.3%)
-------------------------------------------------------------------------------------------------------------------------
   6,500,000   Metropolitan Transportation Authority, New
               York Revenue Bonds (Series A) (FGIC
               Insured)                                                         5.000        11/15/2025         6,877,195
   5,000,000   Metropolitan Transportation Authority, New
               York Transportation Facilities
               Revenue Bonds (Series A)                                         5.500          7/1/2017         5,775,650
   4,225,000   Metropolitan Transportation Authority, New
               York Transportation Facilities
               Revenue Bonds (Series O)(b)                                      5.750          7/1/2013         4,819,796
  13,000,000   New York City Transitional Finance
               Authority (Future Tax Secured) (Series B)                        5.250          2/1/2029        14,264,770
     845,000   New York Counties Tobacco Trust Settlement
               Revenue Bonds                                                    5.800          6/1/2023           849,470
   4,000,000   New York State Dormitory Authority
               Revenue Bonds (Series B)                                         5.250         5/15/2012         4,419,320
   2,000,000   New York State Dormitory Authority
               Revenue Bonds (State University
               Educational Facilities) (Series A)                               7.500         5/15/2013         2,549,280
   5,000,000   New York State Dormitory Authority
               Revenue Bonds (State University
               Educational Facilities) (Series A)                               5.875         5/15/2017         5,977,800
   2,000,000   New York State Local Government Assistance
               Corporation Revenue Bonds (Series E)
               (MBIA/IBC Insured)                                               5.250          4/1/2016         2,285,180
   1,505,000   New York State Mortgage Agency
               Revenue Bonds (Series 26)                                        5.350         10/1/2016         1,512,299
   3,000,000   New York State Thruway Authority General
               Revenue Bonds (Series E)                                         5.000          1/1/2016         3,174,510
  20,000,000   New York State Urban Development
               Corporation Revenue Bonds (Correctional
               and Youth Facilities) (Series A)                                 5.000          1/1/2017        21,711,200
   1,620,000   New York State Urban Development
               Corporation Revenue Bonds (Syracuse
               University Center)                                               6.000          1/1/2009         1,801,845
   1,720,000   New York State Urban Development
               Corporation Revenue Bonds (Syracuse
               University Center)                                               6.000          1/1/2010         1,944,718
   8,940,000   New York, New York City Municipal
               Transitional Finance Authority
               Revenue Bonds (Series A)(d)                                      5.500         11/1/2011        10,011,101
   3,000,000   New York, New York City Municipal
               Transitional Finance Authority
               Revenue Bonds (Series A)                                         5.375        11/15/2021         3,328,410
   2,000,000   New York, New York City Municipal Water
               and Sewer System Revenue Bonds (Series A)
               (AMBAC Insured)                                                  5.875         6/15/2012         2,341,400
   1,750,000   New York, New York General Obligation
               Bonds (Series A)                                                 5.500          8/1/2022         1,933,488
  12,000,000   New York, New York General Obligation
               Bonds (Series B)                                                 5.250          8/1/2017        13,255,080
   1,000,000   New York, New York General Obligation
               Bonds (Series G)                                                 5.000         12/1/2026         1,043,340
   3,000,000   New York, New York General Obligation
               Bonds (Series H) (FSA/CR Insured)                                5.250         3/15/2016         3,251,970
   5,000,000   New York, New York General Obligation
               Bonds (Series I)                                                 5.000          8/1/2016         5,408,200
   1,000,000   Triborough, New York Bridge and Tunnel
               Authority Revenue Bonds (Series Q)(b)                            6.750          1/1/2009         1,100,930
-------------------------------------------------------------------------------------------------------------------------
               Total New York                                                                                 119,636,952
=========================================================================================================================

North Carolina (2.0%)
-------------------------------------------------------------------------------------------------------------------------
   1,170,000   Fayetteville, North Carolina Public Works
               Commission Revenue Bonds (FSA Insured)(b)                        5.125          3/1/2017         1,247,080
   1,475,000   North Carolina Eastern Municipal Power
               Agency Power System Prerefunded
               Revenue Bonds (Series A)(b)                                      6.000          1/1/2026         1,820,725
   4,000,000   North Carolina Eastern Municipal Power
               Agency Power System Revenue Bonds                                5.375          1/1/2017         4,299,480
     175,000   North Carolina Eastern Municipal Power
               Agency Power System Revenue Bonds
               (Series B)                                                       6.000          1/1/2006           180,045
   2,375,000   North Carolina Eastern Municipal Power
               Agency Power System Revenue Bonds
               (Series B)                                                       5.500          1/1/2021         2,376,662
   5,000,000   North Carolina Eastern Municipal Power
               Agency Power System Revenue Bonds
               (Series D)                                                       5.500          1/1/2014         5,525,800
   2,000,000   North Carolina Eastern Municipal Power
               Agency Power System Revenue Bonds
               (Series D)                                                       6.750          1/1/2026         2,245,140
   1,250,000   North Carolina Municipal Power Agency #1
               Catawba Electric Revenue Bonds (Series B)                        6.250          1/1/2007         1,325,825
     250,000   North Carolina Municipal Power Agency #1
               Catawba Electric Revenue Bonds (Series B)                        6.500          1/1/2009           278,052
     610,000   North Carolina Municipal Power Agency #1
               Catawba Electric Revenue Bonds (Series B)                        6.375          1/1/2013           686,860
   4,000,000   North Carolina Municipal Power Agency #1
               Catawba Electric Revenue Bonds
               (Series B)(MBIA Insured)(c)                                      6.000          1/1/2011         4,617,360
   1,000,000   Wake County, North Carolina Industrial,
               Facilities, and Pollution Control
               Revenue Bonds (Carolina Power and Light
               Company Project)                                                 5.375          2/1/2017         1,085,590
-------------------------------------------------------------------------------------------------------------------------
               Total North Carolina                                                                            25,688,619
=========================================================================================================================

North Dakota (1.1%)
-------------------------------------------------------------------------------------------------------------------------
   3,500,000   Grand Forks, North Dakota Health Care
               System Revenue Bonds (Altru Health Systems
               Group)                                                           7.125         8/15/2024         3,848,390
   2,000,000   North Dakota State Municipal Bonds Bank
               (State Revolving Fund Program)
               (Series A)(b)                                                    6.300         10/1/2015         2,075,880
   1,340,000   North Dakota State Water Commission
               Revenue Bonds (Southwest Pipeline)
               (Series A) (AMBAC Insured)                                       5.750          7/1/2027         1,435,073
   2,945,000   South Central Regional Water District
               North Dakota Utility System Revenue Bond
               (Northern Burleigh County) (Series A)                            5.650         10/1/2029         3,035,382
   3,250,000   Ward County, North Dakota Health Care
               Facilities Revenue Bonds (Trinity Medical
               Center) (Series B)                                               6.250          7/1/2021         3,369,860
-------------------------------------------------------------------------------------------------------------------------
               Total North Dakota                                                                              13,764,585
=========================================================================================================================

Ohio (2.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Akron, Ohio Certificates of Participation
               (Akron Municipal Baseball Stadium Project)                       6.900         12/1/2016         2,696,450
     875,000   Akron, Ohio Economic Development Bonds
               (MBIA Insured)                                                   6.000         12/1/2012         1,031,476
   1,700,000   Cincinnati, Ohio General Obligation Bonds                        5.375         12/1/2019         1,881,747
   2,000,000   Lorain County, Ohio Hospital Revenue Bonds
               (Catholic Healthcare Partners)                                   5.400         10/1/2021         2,120,900
   2,000,000   Lucas County, Ohio Health Care Facilities
               Revenue Bonds (Sunset Retirement)
               (Series A)                                                       6.550         8/15/2024         2,114,760
   2,000,000   Montgomery County, Ohio Hospital
               Revenue Bonds (Kettering Medical Center)                         6.750          4/1/2018         2,219,000
   2,500,000   Montgomery County, Ohio Hospital
               Revenue Bonds (Kettering Medical Center)                         6.750          4/1/2022         2,735,100
   1,505,000   Ohio Housing Finance Agency Mortgage
               Residential Revenue Bonds (Series A-1)
               (GNMA Insured) (Subject to 'AMT')                                5.750          9/1/2026         1,547,381
   2,000,000   Ohio State Higher Education Faculty
               Revenue Bonds (Case Western Reserve
               University)                                                      6.500         10/1/2020         2,518,340
   4,000,000   Ohio State Infrastructure Improvement
               (Series B)(b)                                                    5.250          3/1/2014         4,504,760
   2,000,000   Ohio State Turnpike Commission Turnpike
               Revenue Bonds (Series A) (FGIC Insured)                          5.500         2/15/2024         2,367,460
   2,115,000   University of Akron, Ohio General Receipts
               Revenue Bonds (FGIC Insured)(b)                                  5.500          1/1/2020         2,388,512
-------------------------------------------------------------------------------------------------------------------------
               Total Ohio                                                                                      28,125,886
=========================================================================================================================

Oklahoma (0.8%)
-------------------------------------------------------------------------------------------------------------------------
   3,125,000   Bass, Oklahoma Memorial Baptist Hospital
               Authority Hospital Revenue Bonds (Bass
               Memorial Hospital Project)(b,c)                                  8.350          5/1/2009         3,510,000
   1,040,000   Oklahoma Development Finance Authority
               Hospital Revenue Bonds (Unity Health
               Center Project)                                                  5.000         10/1/2011         1,093,404
     205,000   Oklahoma Housing Finance Agency Single
               Family Mortgage Revenue Bonds (Series C-2)
               (Subject to 'AMT')                                               7.550          9/1/2028           217,034
     315,000   Oklahoma Housing Finance Agency Single
               Family Mortgage Revenue Bonds (Series D-2)
               (GNMA/FNMA Insured) (Subject to 'AMT')                           7.100          9/1/2028           336,581
   1,500,000   Oklahoma State Municipal Power Authority
               (Series B) (MBIA Insured)                                        5.875          1/1/2012         1,743,945
   2,900,000   Payne County, Oklahoma Economic
               Development Authority Student Housing
               Revenue Bonds (Collegiate Housing
               Foundation) (Series A)(b)                                        6.375          6/1/2030         3,407,152
-------------------------------------------------------------------------------------------------------------------------
               Total Oklahoma                                                                                  10,308,116
=========================================================================================================================
   Oregon(f)
     550,000   Forest Grove, Oregon Revenue Bonds (Campus
               Improvement - Pacific University)                                6.000          5/1/2015           620,098
-------------------------------------------------------------------------------------------------------------------------
               Total Oregon                                                                                       620,098
=========================================================================================================================

Pennsylvania (2.1%)
-------------------------------------------------------------------------------------------------------------------------
   1,600,000   Allegheny County, Pennsylvania Hospital
               Development Authority Revenue Bonds
               (Allegheny General Hospital Project)
               (Series A) (MBIA Insured)(b)                                     6.200          9/1/2015         1,750,224
   2,480,000   Allegheny County, Pennsylvania
               Redevelopment Authority Tax Increment Tax
               Allocation Bonds (Waterfront Project)
               (Series B)                                                       6.000        12/15/2010         2,723,362
   2,240,000   Allegheny County, Pennsylvania
               Redevelopment Authority Tax Increment Tax
               Allocation Bonds (Waterfront Project)
               (Series C)                                                       6.550        12/15/2017         2,536,106
   2,575,000   Allegheny County, Pennsylvania Sanitation
               Authority Sewer Revenue Interest
               Compensatory (Series A) (FGIC Insured)                     Zero Coupon          6/1/2008         2,332,074
   3,540,000   Carbon County, Pennsylvania Industrial
               Development Authority Revenue Bonds
               (Panther CreekPartners Project) (Subject
               to 'AMT')                                                        6.650          5/1/2010         3,817,855
   2,000,000   Cornwall Lebanon, Pennsylvania School
               District Capital Appreciation General
               Obligation Bonds (FSA Insured)                             Zero Coupon         3/15/2016         1,262,700
   1,520,000   Cornwall Lebanon, Pennsylvania School
               District Capital Appreciation General
               Obligation Bonds (FSA Insured)                             Zero Coupon         3/15/2017           913,155
   2,000,000   Lancaster County, Pennsylvania Hospital
               Authority Revenue Bonds                                          5.500         3/15/2026         2,102,060
   3,170,000   Millcreek Township, Pennsylvania School
               District General Obligation Bonds (FGIC
               Insured)(b)                                                Zero Coupon         8/15/2009         2,758,597
     435,000   Montgomery County, Pennsylvania Higher
               Education and Health Authority
               Revenue Bonds (Foulkeways at Gwynedd
               Project)                                                         6.750        11/15/2024           465,254
   1,880,000   Montgomery County, Pennsylvania Higher
               Education and Health Authority
               Revenue Bonds (Foulkeways at Gwynedd
               Project)                                                         6.750        11/15/2030         2,007,464
   3,000,000   Pennsylvania State General Obligation
               Bonds (Second Series) (AMBAC Insured)                      Zero Coupon          7/1/2006         2,898,660
   1,000,000   York County, Pennsylvania Solid Waste &
               Refuse Authority Solid Waste System
               Revenue (FGIC Insured)                                           5.500         12/1/2012         1,148,400
-------------------------------------------------------------------------------------------------------------------------
               Total Pennsylvania                                                                              26,715,911
=========================================================================================================================

Puerto Rico (0.6%)
-------------------------------------------------------------------------------------------------------------------------
   2,365,000   Puerto Rico Commonwealth Aqueduct and
               Sewer Authority Revenue Bonds (Series A)
               (FSA Insured)(b)                                                 9.000          7/1/2009         2,431,859
   4,955,000   Puerto Rico Industrial Tourist Educational
               Medical and Environmental Central
               Facilities Revenue Bonds (AES Cogen
               Facilities Project) (Subject to 'AMT')                           6.625          6/1/2026         5,423,545
-------------------------------------------------------------------------------------------------------------------------
               Total Puerto Rico                                                                                7,855,404
=========================================================================================================================

South Carolina (2.0%)
-------------------------------------------------------------------------------------------------------------------------
     735,000   Beaufort-Jasper, South Carolina Water and
               Sewer Authority Waterworks and Sewer
               Systems Refunding Revenue Bonds (FSA
               Insured)                                                         5.000          3/1/2021           788,324
   1,000,000   Greenwood County, South Carolina Hospital
               Revenue Bonds (Self Memorial Hospital)                           5.500         10/1/2026         1,045,230
   4,000,000   Piedmont, South Carolina Municipal Power
               Agency Electric Revenue Bonds (FGIC
               Insured)                                                         6.250          1/1/2021         5,089,920
   5,000,000   Piedmont, South Carolina Municipal Power
               Agency Electric Revenue Bonds (FGIC
               Insured)(c)                                                      5.000          1/1/2022         5,057,250
   5,500,000   South Carolina Jobs Economic Development
               Authority Hospital Facilities
               Revenue Bonds (Palmetto Health Alliance)
               (Series C)                                                       6.875          8/1/2027         6,154,170
   5,000,000   South Carolina State Public Service
               Authority Revenue Referendum (Series D)
               (FSA Insured)                                                    5.000          1/1/2020         5,381,700
     500,000   South Carolina Transportation
               Infrastructure Bank Revenue Bonds
               (Series A) (MBIA Insured)                                        5.500         10/1/2007           538,770
   2,000,000   Spartanburg, South Carolina Waterworks
               Revenue Bonds (FGIC Insured)                                     5.250          6/1/2028         2,175,060
-------------------------------------------------------------------------------------------------------------------------
               Total South Carolina                                                                            26,230,424
=========================================================================================================================

South Dakota (0.6%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   South Dakota Educational Enhancement
               Funding Corporation Tobacco Settlement
               (Series B)                                                       6.500          6/1/2032         5,009,700
   1,170,000   South Dakota Health and Educational
               Facilities Authority Revenue Bonds
               (Prairie Lakes Health Care System)                               5.625          4/1/2032         1,204,995
   2,000,000   South Dakota State Health and Educational
               Facilities Authority Revenue Bonds
               (Prairie Lakes Health Care System, Inc.)
               (ACA/CBI Insured)                                                5.650          4/1/2022         2,093,500
-------------------------------------------------------------------------------------------------------------------------
               Total South Dakota                                                                               8,308,195
=========================================================================================================================

Tennessee (1.6%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Carter County Industrial Development Board
               Revenue Bonds                                                    4.150         10/1/2007         2,044,940
     965,000   Dickson County, Tennessee General
               Obligation Bonds (FGIC Insured)                                  5.000          3/1/2020         1,049,939
   2,000,000   Memphis-Shelby County, Tennessee Airport
               Authority Special Facilities and Project
               Revenue Bonds (Federal Express
               Corporation)                                                     5.350          9/1/2012         2,199,620
   4,500,000   Memphis-Shelby County, Tennessee Airport
               Authority Special Facilities Revenue Bonds
               (Federal Express Corporation)                                    5.050          9/1/2012         4,861,080
   4,155,000   Metropolitan Government Nashville and
               Davidson County, Tennessee Industrial
               Development Board Revenue Bonds (Series A)
               (GNMA Insured)                                                   6.625         3/20/2036         4,618,241
   5,000,000   Shelby County, Tennessee Health
               Educational and Housing Facilities Board
               Revenue Bonds (St. Jude Children's
               Research Project)                                                5.375          7/1/2024         5,241,100
     640,000   Tennergy Corporation, Tennessee Gas
               Revenue Bonds (MBIA Insured)                                     4.125          6/1/2009           671,917
     150,000   Tennessee Energy Acquisition Corporation
               Gas Revenue Bonds (Series A) (AMBAC
               Insured)                                                         5.000          9/1/2007           159,033
-------------------------------------------------------------------------------------------------------------------------
               Total Tennessee                                                                                 20,845,870
=========================================================================================================================

Texas (11.3%)
-------------------------------------------------------------------------------------------------------------------------
  11,000,000   Alliance Airport, Texas Income Authority
               Special Facilities Revenue Bonds (Federal
               Express Corporation Project) (Subject to
               'AMT')                                                           6.375          4/1/2021        11,522,170
   2,000,000   Amarillo, Texas Health Facilities
               Corporation Revenue Bonds (Baptist St.
               Anthony's Hospital Corporation) (FSA
               Insured)                                                         5.500          1/1/2017         2,298,380
     750,000   Arlington, Texas General Obligation Bonds(c)                     5.375         8/15/2016           824,528
   1,055,000   Arlington, Texas General Obligation Bonds                        5.500         8/15/2019         1,163,085
   2,165,000   Arlington, Texas Independent School
               District Capital Appreciation Refunding
               General Obligation Bonds (PSF/GTD Insured)                 Zero Coupon         2/15/2009         1,902,537
   2,500,000   Austin, Texas Higher Education Authority,
               Inc. University Revenue Bonds (St. Edwards
               University Project)                                              5.750          8/1/2031         2,592,750
   2,250,000   Austin, Texas Utility System Revenue Bonds
               (FGIC Insured)                                                   6.000        11/15/2013         2,624,040
   7,000,000   Austin, Texas Utility System
               Revenue Capital Appreciation Refunding
               Bonds (Financial Services Department)
               (Series A) (MBIA Insured)(c)                               Zero Coupon        11/15/2008         6,242,530
   8,100,000   Austin, Texas Utility System
               Revenue Capital Appreciation Refunding
               Bonds (Financial Services Department)
               (Series A) (MBIA Insured)                                  Zero Coupon        11/15/2009         6,926,148
   1,575,000   Bexar County, Texas General Obligation
               Bonds(b)                                                         5.000         6/15/2015         1,592,530
   2,265,000   Bexar County, Texas Housing Finance
               Corporation Multi-Family Housing
               Revenue Bonds (American Opty-Waterford
               Apartments) (Series A1)                                          7.000         12/1/2036         2,301,897
   1,930,000   Bexar County, Texas Housing Finance
               Corporation Multi-Family Housing
               Revenue Bonds (Dymaxion and Marrach Park
               Apartments) (Series A) (MBIA Insured)                            6.000          8/1/2023         2,067,532
   1,720,000   Bexar County, Texas Housing Finance
               Corporation Multi-Family Housing
               Revenue Bonds (Pan American Apartments)
               (Series A-1) (GNMA Insured)                                      7.000         3/20/2031         1,961,127
   1,000,000   Bluebonnet Trails Community Mental Health
               and Mental Retardation Revenue Bonds                             6.125         12/1/2016         1,065,510
   3,950,000   Colorado River, Texas Municipal Water
               District Revenue Bonds (MBIA Insured)                            5.000          1/1/2014         4,116,532
     500,000   Corpus Christi, Texas General Obligation
               Bonds (Series A) (FSA Insured)                                   5.000          3/1/2012           552,255
   1,000,000   Dallas-Fort Worth, Texas International
               Airport Revenue Bonds (Series A) (MBIA
               Insured) (Subject to 'AMT')                                      5.500         11/1/2016         1,099,680
     500,000   Dallas-Fort Worth, Texas International
               Airport Revenue Bonds (Series A) (MBIA
               Insured) (Subject to 'AMT')                                      5.500         11/1/2017           549,495
   4,000,000   Dallas-Fort Worth, Texas Regional Airport
               Revenue Refunding Bonds (Series A) (MBIA
               Insured)                                                         6.000         11/1/2012         4,021,840
   1,375,000   Deer Park, Texas Independent School
               District General Obligation Bonds (PSF/GTD
               Insured)                                                         5.000         2/15/2013         1,523,404
   1,270,000   Denton, Texas Independent School District
               General Obligation Bonds                                         3.450          8/1/2030         1,270,000
   2,285,000   Denton, Texas Independent School District
               General Obligation Bonds (PSF/GTD Insured)                       6.250         2/15/2009         2,584,586
   3,210,000   Denton, Texas Utility System Revenue Bonds
               (Series A) (FSA Insured)                                         5.250         12/1/2015         3,579,952
   1,445,000   Frisco, Texas Independent School District
               General Obligation Bonds (PSF/GTD Insured)                       6.250         8/15/2017         1,674,004
   7,000,000   Harris County, Houston, Texas General
               Obligation Bonds (MBIA Insured)                            Zero Coupon         8/15/2024         2,803,430
   2,000,000   Harris County, Texas Health Facilities
               Development                                                      6.375          6/1/2029         2,225,280
   8,470,000   Houston, Texas Airport System
               Revenue Bonds (FSA Insured)                                      5.000          7/1/2027         8,804,396
   2,000,000   Houston, Texas Airport System
               Revenue Bonds (Series A) (FSA Insured)
               (Subject to 'AMT')                                               5.625          7/1/2030         2,113,800
   5,000,000   Houston, Texas Water and Sewer System
               Revenue Bonds (Series A)(b)                                      5.250         12/1/2022         5,426,750
   5,000,000   Houston, Texas Water and Sewer System
               RevenueBonds (Series A) (FSA Insured)(b)                         5.750         12/1/2032         6,132,250
   5,315,000   Lewisville, Texas Independent School
               District General Obligation Bonds (PSF/GTD
               Insured)                                                   Zero Coupon         8/15/2019         2,807,542
   1,000,000   Lower Colorado River Authority, Texas
               Revenue Bonds (Series A)                                         5.875         5/15/2015         1,126,090
     370,000   Mesquite, Texas Independent School
               District General Obligation Bonds
               (Series A) (PSF/GTD Insured)                                     6.000         2/15/2020           402,849
   3,400,000   Mesquite, Texas Independent School
               District General Obligation Bonds
               (Series A) (PSF/GTD Insured)(b)                                  6.000         2/15/2020         3,744,454
   2,600,000   North Texas Health Facilities Development
               Corporation Hospital Revenue Bonds (United
               Regional Healthcare System, Inc.)                                6.000          9/1/2023         2,788,812
     575,000   Nueces County, Texas Housing Finance
               Corporation Multi-Family Housing
               Revenue Bonds (Dolphins Landing Apartments
               Project) (Series A)                                              6.250          7/1/2010           576,788
   1,865,000   Nueces County, Texas Housing Finance
               Corporation Multi-Family Housing
               Revenue Bonds (Dolphins Landing Apartments
               Project) (Series A)                                              6.875          7/1/2030         1,889,096
   1,000,000   Ridge Parc Development Corporation, Texas
               Multifamily Revenue Bonds (GNMA Insured)                         6.100         6/20/2033         1,113,320
   2,795,000   Ridge Parc Development Corporation, Texas
               Multifamily Revenue Bonds (GNMA Insured)                         6.150        11/20/2041         3,079,140
   1,365,000   San Antonio, Texas General Obligation
               Bonds (General Improvement)                                      5.250          2/1/2014         1,495,480
   1,000,000   San Antonio, Texas Water Revenue Bonds
               (FSA Insured)                                                    5.500         5/15/2018         1,121,400
   1,000,000   San Antonio, Texas Water Revenue Bonds
               (FSA Insured)                                                    5.500         5/15/2019         1,125,490
   1,000,000   San Antonio, Texas Water Revenue Bonds
               (FSA Insured)                                                    5.500         5/15/2020         1,118,000
      85,000   South San Antonio, Texas Independent
               School District General Obligation Bonds
               (PSF/GTD Insured)                                                6.000         8/15/2017            96,853
   1,095,000   South San Antonio, Texas Independent
               School District General Obligation Bonds
               (PSF/GTD Insured)(b)                                             6.000         8/15/2017         1,246,198
      90,000   South San Antonio, Texas Independent
               School District General Obligation Bonds
               (PSF/GTD Insured)                                                6.000         8/15/2018           102,468
   1,160,000   South San Antonio, Texas Independent
               School District General Obligation Bonds
               (PSF/GTD Insured)(b)                                             6.000         8/15/2018         1,320,173
   1,180,000   South San Antonio, Texas Independent
               School District General Obligation Bonds
               (PSF/GTD Insured)(b)                                             6.000         8/15/2019         1,342,934
      95,000   South San Antonio, Texas Independent
               School District General Obligation Bonds
               (PSF/GTD Insured)                                                6.000         8/15/2019           108,160
  11,615,000   Southeast Texas Housing Finance
               Corporation (MBIA Insured)(b)                              Zero Coupon          9/1/2017         6,702,087
   1,410,000   Tarrant County, Texas College District
               General Obligation Bonds                                         5.375         2/15/2013         1,595,838
   4,315,000   Texas State Veterans Land Board General
               Obligation Bonds(b)                                              0.050          7/1/2010         3,617,523
   1,000,000   Texas State Water Development Board
               Revenue Bonds (State Revolving) (Series A)                       5.250         7/15/2017         1,038,180
   2,000,000   Travis County, Texas Health Facilities
               Development Corporation Revenue Bonds
               (AscensionHealth Credit) (Series A) (MBIA
               Insured)(b)                                                      6.250        11/15/2017         2,315,540
     315,000   Westlake, Texas General Obligation Bonds                         6.500          5/1/2013           367,410
     350,000   Westlake, Texas General Obligation Bonds                         6.500          5/1/2015           404,726
     335,000   Westlake, Texas General Obligation Bonds                         6.500          5/1/2017           386,282
   1,650,000   Westlake, Texas General Obligation Bonds                         5.750          5/1/2024         1,794,045
   2,000,000   Westlake, Texas General Obligation Bonds                         5.800          5/1/2032         2,136,960
     430,000   Wylie Texas Independent School District
               G.O. Bonds (PSF/GTD Insured)                                     6.875         8/15/2014           523,628
     745,000   Wylie, Texas Independent School District
               General Obligation Bonds (PSF/GTD
               Insured)(b)                                                      6.875         8/15/2014           905,741
   3,280,000   Wylie, Texas Independent School District
               Unrefunded General Obligation Bonds
               (PSF/GTD Insured)                                                7.000         8/15/2024         4,016,032
-------------------------------------------------------------------------------------------------------------------------
               Total Texas                                                                                    145,971,657
=========================================================================================================================

Utah (0.8%)
-------------------------------------------------------------------------------------------------------------------------
     440,000   Intermountain Power Agency, Utah Power
               Supply Revenue Bonds (Series B)(b)                               5.250          7/1/2017           442,794
   5,000,000   Intermountain Power Agency, Utah Power
               Supply Revenue Bonds (Series B) (MBIA
               Insured)(c)                                                      5.750          7/1/2019         5,448,500
     585,000   Intermountain Power Agency, Utah Power
               Supply Revenue Bonds (Series B) (MBIA/IBC
               Insured)(b)                                                      5.000          7/1/2016           589,551
   3,405,000   Timpanogos, Utah Special Service District
               Sewer Revenue Bonds (Series A) (AMBAC
               Insured)(b)                                                      6.100          6/1/2019         3,610,798
-------------------------------------------------------------------------------------------------------------------------
               Total Utah                                                                                      10,091,643
=========================================================================================================================

Vermont (0.3%)
-------------------------------------------------------------------------------------------------------------------------
   3,500,000   Vermont Educational and Health Buildings
               Financing Agency Revenue Bonds (Norwich
               University Project)                                              5.500          7/1/2021         3,680,285
-------------------------------------------------------------------------------------------------------------------------
               Total Vermont                                                                                    3,680,285
=========================================================================================================================

Virginia (1.0%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   Fairfax County, Virginia Industrial
               Development Authority Revenue Bonds (Inova
               Health Systems Project)                                          5.875         8/15/2016         3,220,470
   2,500,000   Fairfax County, Virginia Industrial
               Development Authority Revenue Bonds (Inova
               Health Systems Project)                                          5.250         8/15/2019         2,737,900
   3,625,000   Fairfax County, Virginia Water Authority
               Water Revenue Bonds                                              5.000          4/1/2021         4,113,578
   1,355,000   Riverside, Virginia Regional Jail
               Authority Jail Facilities Revenue Bonds
               (MBIA Insured)(b)                                                5.875          7/1/2014         1,403,224
   1,130,000   Riverside, Virginia Regional Jail
               Authority Jail Facilities Unrefunded
               Revenue Bonds (MBIA Insured)(b)                                  5.875          7/1/2014         1,170,217
-------------------------------------------------------------------------------------------------------------------------
               Total Virginia                                                                                  12,645,389
=========================================================================================================================

Washington (5.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,060,000   Clark and Skamania Counties, Washington
               School District #112-6 Washougal General
               Obligation Bonds (FGIC Insured)(b)                               6.000         12/1/2019         2,388,076
   1,655,000   Douglas County, Washington Public Utility
               District # 1 Wells Hydroelectric Bonds(b)                        8.750          9/1/2018         1,915,199
   1,395,000   Douglas County, Washington Public Utility
               District # 1 Wells Hydroelectric
               Revenue Bonds                                                    8.750          9/1/2018         1,606,133
   1,000,000   Energy Northwest, Washington Electric
               Revenue Bonds (Columbia Generating)
               (Series A) (MBIA Insured)                                        5.750          7/1/2018         1,134,560
   1,000,000   Grant County, Washington Public Utilities
               District #2 Priest Rapids Hydro Electric
               Revenue Bonds (Series A) (MBIA Insured)                          5.250          1/1/2017         1,077,340
   2,000,000   Grant County, Washington Public Utility
               District #2 Revenue Bonds (Second
               Series A) (AMBAC Insured)                                        5.000          1/1/2023         2,021,660
  10,000,000   King County, Washington Sewer
               Revenue Bonds (Series B) (FSA Insured)                           5.500          1/1/2013        11,283,400
   8,935,000   Tobacco Settlement Authority, Washington
               Tobacco Settlement Revenue Bonds                                 6.500          6/1/2026         9,097,528
   1,775,000   Washington State Health Care Facilities
               Authority Revenue Bonds (Mason Medical
               Center) (MBIA Insured) (Series B)(e)                             1.820          2/1/2005         1,775,000
      45,000   Washington State Bonds (Series 93A)(b)                           5.750         10/1/2012            50,650
   2,000,000   Washington State General Obligation Bonds
               (Motor Vehicle Fuel Tax)                                         5.000          9/1/2007         2,120,940
   2,955,000   Washington State General Obligation Bonds
               (Series 93A)                                                     5.750         10/1/2012         3,408,977
   1,500,000   Washington State General Obligation Bonds
               (Series A and AT-6)                                              6.250          2/1/2011         1,682,055
   5,000,000   Washington State General Obligation Bonds
               (Series A)                                                       6.750          2/1/2015         6,071,200
   2,500,000   Washington State General Obligation Bonds
               (Series B and AT-7)                                              6.250          6/1/2010         2,889,200
   2,000,000   Washington State General Obligation Bonds
               (Series B and AT-7)                                              6.000          6/1/2012         2,333,260
   1,000,000   Washington State Health Care Facilities
               Authority Revenue Bonds (Central
               Washington Health Services Association)                          5.000         10/1/2018         1,054,930
   1,700,000   Washington State Health Care Facilities
               Authority Revenue Bonds (Kadlec Medical
               Center)                                                          6.000         12/1/2030         1,878,806
   2,000,000   Washington State Health Care Facilities
               Authority Revenue Bonds (Swedish Health
               Services) (AMBAC Insured)                                        5.125        11/15/2018         2,117,060
   1,000,000   Washington State Higher Education
               Facilities Authority (Whitman College)(b)                        5.875         10/1/2029         1,136,260
   2,975,000   Washington State Housing Finance
               Commission Multi-Family Mortgage
               Revenue Bonds (Pooled Loan Program)
               (Subject to 'AMT')                                               6.300          1/1/2021         3,180,840
   1,000,000   Washington State Housing Finance
               Commission Nonprofit Housing Revenue Bonds
               (Crista Ministries Projects) (Series A)                          5.350          7/1/2014         1,034,550
   3,000,000   Washington State Public Power Supply
               System Refunding Revenue Bonds (Nuclear
               Project #1)(Series A) (MBIA Insured)                             5.750          7/1/2012         3,187,890
   2,000,000   Washington State Public Power Supply
               System Revenue Bonds (Nuclear Project)
               (Series A) (MBIA Insured)                                        5.750          7/1/2011         2,125,260
-------------------------------------------------------------------------------------------------------------------------
               Total Washington                                                                                66,570,774
=========================================================================================================================

Wisconsin (1.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,105,000   Monroe, Wisconsin School District General
               Obligation Bonds (AMBAC Insured)(b)                              6.875          4/1/2014         1,317,005
   1,500,000   Wisconsin State Health and Educational
               Facilities Authority Revenue Bonds (Aurora
               Health Care) (Series B)                                          5.500         2/15/2015         1,541,700
   1,000,000   Wisconsin State Health and Educational
               Facilities Authority Revenue Bonds (Eagle
               River Memorial Hospital, Inc. Project)                           5.750         8/15/2020         1,102,490
   1,000,000   Wisconsin State Health and Educational
               Facilities Authority Revenue Bonds
               (Franciscan Sisters Christian) (Series A)                        5.500         2/15/2018         1,027,610
   2,000,000   Wisconsin State Health and Educational
               Facilities Authority Revenue Bonds
               (Marshfield Clinic) (Series B)                                   6.000         2/15/2025         2,145,480
   2,000,000   Wisconsin State Health and Educational
               Facilities Authority Revenue Bonds
               (Watertown Memorial Hospital, Inc.)                              5.500         8/15/2029         2,134,060
   6,000,000   Wisconsin State Health and Educational
               Facilities Authority Revenue Bonds
               (Wheaton Franciscan Services)(c)                                 5.750         8/15/2025         6,420,480
-------------------------------------------------------------------------------------------------------------------------
               Total Wisconsin                                                                                 15,688,825
=========================================================================================================================

Wyoming (0.7%)
-------------------------------------------------------------------------------------------------------------------------
   5,825,000   Wyoming State Farm Loan Board Capital
               Facilities Revenue Bonds                                         5.750         10/1/2020         6,802,493
   2,500,000   Wyoming State Farm Loan Board Capital
               Projects Facilities Revenue Bonds(b)                             6.100          4/1/2024         2,565,250
-------------------------------------------------------------------------------------------------------------------------
               Total Wyoming                                                                                    9,367,743
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $1,162,948,123)                                           1,283,764,543
=========================================================================================================================

   Principal
      Amount   Short-Term Investments (0.8%)                         Interest Rate(g)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $3,630,000   Harris County, Texas Health Facilities
               Development Authority Revenue Bonds (Texas
               Childrens Hospital) (MBIA Insured)
               (Series B-1)(e)                                                  1.950%         2/1/2005        $3,630,000
   1,400,000   Harris County, Texas Industrial
               Development Bonds (Pollution Control)(e)                         1.750          2/1/2005         1,400,000
   1,800,000   Idaho Health Facilities Authority
               Revenue Bonds(e)                                                 1.820          2/1/2005         1,800,000
   1,350,000   Kansas State Department of Transportation
               Highway Revenue Bonds (Series B-2)(e)                            1.820          2/1/2005         1,350,000
   1,590,000   Southwest Higher Education Authority
               Revenue Bonds (Southern Methodist
               University)(e)                                                   1.940          2/1/2005         1,590,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 9,770,000
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $1,172,718,123)                                                     $1,293,534,543
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Denotes securities that have been pre-refunded or escrowed to maturity. Under such an arrangement, money is deposited into an irrevocable escrow account and is used to purchase U.S. Treasury securities or government agency securities with maturing principal and interest earnings sufficient to pay all debt service requirements of the pre-refunded bonds.

(c) At January 31, 2005, all or a portion of the denoted securities, valued at $46,778,629, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

                                                                                               Notional
                                     Number of     Expiration                                  Principal       Unrealized
Type                                 Contracts        Date       Position        Value          Amount            Loss
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 5 yr.       200         March 2005      Short     $(21,850,000)   $(21,755,762       $94,238
U.S. Treasury Bond Futures 10 yr.      200         March 2005      Short      (22,453,126)    (22,187,214)      265,912


(d) Denotes step coupon bonds for which the current interest rate and next scheduled reset date are shown.

(e) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(f) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Municipal Bond Fund.

(g) The interest rate shown reflects the yield.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)








[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Income Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Income Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

Principal
Amount         Long-Term Fixed Income (84.1%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (8.5%)
-------------------------------------------------------------------------------------------------------------------------
  $3,000,000   Bank One Issuance Trust(b,c)                                     2.530%        2/15/2005        $3,001,422
   5,500,000   Chase Funding Mortgage Loan
               Asset-Backed(d)                                                  2.734         9/25/2024         5,456,446
   5,000,000   Countrywide Asset-Backed Certificates(d)                         3.903         1/25/2031         4,989,925
   8,000,000   CPL Transition Funding, LLC(d)                                   5.010         1/15/2010         8,165,136
   1,500,000   Credit Based Asset Servicing and
               Securitization                                                   3.887        10/25/2034         1,491,692
   4,000,000   DaimlerChrysler Master Owner Trust(c,d)                          2.530         2/15/2005         4,001,896
   3,000,000   First National Master Note Trust(c,d)                            2.580         2/15/2005         3,003,207
   5,000,000   Ford Credit Floorplan Master Owner
               Trust(c,d)                                                       2.620         2/15/2005         5,009,905
   2,750,000   GMAC Mortgage Corporation Loan Trust(c)                          2.660         2/25/2005         2,755,789
   6,500,000   Honda Auto Receivables Owner Trust(d)                            2.960         4/20/2009         6,402,175
   5,250,000   MBNA Credit Card Master Note Trust(b,c)                          2.590         2/15/2005         5,261,802
   4,500,000   Nissan Auto Lease Trust                                          3.180         6/15/2010         4,452,700
   2,250,000   Popular ABS Mortgage Pass-Through Trust                          4.000        12/25/2034         2,247,129
   3,000,000   Renaissance Home Equity Loan Trust                               3.856         1/25/2035         2,994,483
   2,250,000   Residential Asset Securities Corporation                         3.250         5/25/2029         2,242,190
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   61,475,897
=========================================================================================================================

Basic Materials (2.1%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Georgia-Pacific Corporation                                      8.875          2/1/2010         2,893,750
   5,250,000   Glencore Funding, LLC(b)                                         6.000         4/15/2014         5,100,065
   1,300,000   Lubrizol Corporation                                             5.500         10/1/2014         1,336,179
   2,250,000   NOVA Chemicals Corporation                                       6.500         1/15/2012         2,348,438
   1,675,000   Peabody Energy Corporation(e)                                    6.875         3/15/2013         1,792,250
   2,000,000   Precision Castparts Corporation                                  5.600        12/15/2013         2,051,830
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                           15,522,512
=========================================================================================================================

Capital Goods (3.0%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Crown Euro Holdings SA(e)                                        9.500          3/1/2011         2,230,000
   3,000,000   Goodrich Corporation                                             7.625        12/15/2012         3,567,117
   2,720,000   L-3 Communication Holdings, Inc.,
               Convertible(d)                                                   5.875         1/15/2015         2,706,400
   3,000,000   Lockheed Martin Corporation                                      7.650          5/1/2016         3,682,296
   3,250,000   Oakmont Asset Trust                                              4.514        12/22/2008         3,269,676
   3,038,845   Systems 2001 Asset Trust, LLC                                    6.664         9/15/2013         3,350,874
   3,000,000   Tyco International Group SA                                      6.000        11/15/2013         3,270,999
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             22,077,362
=========================================================================================================================

Commercial Mortgage-Backed Securities (8.2%)
-------------------------------------------------------------------------------------------------------------------------
   3,250,000   Banc of America Commercial Mortgage,
               Inc.(b)                                                          4.561        11/10/2041         3,272,971
     982,108   Banc of America Commercial Mortgage,
               Inc.(d)                                                          3.366         7/11/2043           977,152
   2,000,000   Banc of America Commercial Mortgage,
               Inc.(b)                                                          5.118         7/11/2043         2,076,750
   4,500,000   Bear Stearns Commercial Mortgage
               Securities(b,f)                                                  3.700         8/13/2046         4,459,046
   5,500,000   Commercial Mortgage Pass-Through
               Certificates(f)                                                  4.405        10/15/2037         5,494,819
   4,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation(b)                                        3.861         3/15/2036         3,986,312
   6,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation(b,d)                                      2.843         5/15/2038         5,797,476
   3,128,674   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation(c)                                        2.800         2/14/2005         3,129,581
   3,250,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           3.890         1/12/2037         3,230,220
   2,250,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           4.529         1/12/2037         2,262,017
   4,000,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           4.302         1/15/2038         3,972,768
   7,000,000   LB-UBS Commercial Mortgage Trust                                 3.323         3/15/2027         6,872,152
   4,000,000   LB-UBS Commercial Mortgage Trust                                 6.653        11/15/2027         4,487,808
   3,832,283   Lehman Brothers "CALSTRS" Mortgage
               Trust(d)                                                         3.988        11/20/2012         3,850,969
   5,500,000   Morgan Stanley Capital I, Inc.                                   3.920         4/14/2040         5,486,338
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed
               Securities                                                                                      59,356,379
=========================================================================================================================

Communications Services (7.2%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   AT&T Wireless Services, Inc.(e)                                  8.125          5/1/2012         3,019,640
   2,000,000   Citizens Communications Company                                  6.250         1/15/2013         1,995,000
   4,250,000   Cox Communications, Inc.                                         6.750         3/15/2011         4,662,076
   2,000,000   Cox Communications, Inc.                                         4.625          6/1/2013         1,926,860
   1,400,000   CSC Holdings, Inc.                                               7.625          4/1/2011         1,526,000
   1,250,000   CSC Holdings, Inc.                                               6.750         4/15/2012         1,312,500
   5,000,000   Deutsche Telekom International Finance
               BV(d)                                                            8.500         6/15/2010         5,934,310
   2,000,000   EchoStar DBS Corporation                                         5.750         10/1/2008         2,015,000
   3,000,000   Nextel Communications, Inc.                                      5.950         3/15/2014         3,112,500
   1,000,000   PanAmSat Corporation                                             9.000         8/15/2014         1,087,500
   2,000,000   Qwest Corporation                                                8.875         3/15/2012         2,275,000
   6,000,000   Sprint Capital Corporation(d)                                    6.900          5/1/2019         6,768,042
   3,000,000   TCI Communications, Inc.                                         8.750          8/1/2015         3,853,038
   3,000,000   Telecom Italia Capital SA(d)                                     4.000         1/15/2010         2,929,359
   2,000,000   Telecom Italia Capital SA(d)                                     5.250        11/15/2013         2,037,312
   1,500,000   Telefonos de Mexico SA                                           4.750         1/27/2010         1,503,884
   5,500,000   Verizon Global Funding Corporation                               4.375          6/1/2013         5,383,604
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   52,429,125
=========================================================================================================================

Consumer Cyclical (4.3%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   AOL Time Warner, Inc.(d,f)                                       6.875          5/1/2012         3,407,472
   2,750,000   D.R. Horton, Inc.(b)                                             7.500         12/1/2007         2,981,803
   2,000,000   D.R. Horton, Inc.(d)                                             4.875         1/15/2010         2,008,586
   3,000,000   DaimlerChrysler North American Holdings
               Corporation                                                      4.750         1/15/2008         3,050,418
   3,500,000   DaimlerChrysler North American Holdings
               Corporation                                                      6.500        11/15/2013         3,814,640
   3,000,000   Ford Motor Credit Company                                        7.375          2/1/2011         3,201,966
   1,500,000   General Motors Acceptance Corporation(e)                         6.750         12/1/2014         1,470,651
   2,000,000   KB Home                                                          6.375         8/15/2011         2,119,188
   1,900,000   Mohegan Tribal Gaming Authority                                  6.375         7/15/2009         1,930,875
   2,000,000   Royal Caribbean Cruises, Ltd.(e)                                 8.000         5/15/2010         2,260,000
   2,100,000   Station Casinos, Inc.                                            6.500          2/1/2014         2,163,000
   2,500,000   Yum! Brands, Inc.(d)                                             7.650         5/15/2008         2,773,532
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         31,182,131
=========================================================================================================================

Consumer Non-Cyclical (2.7%)
-------------------------------------------------------------------------------------------------------------------------
   4,000,000   Bunge Limited Finance Corporation(f)                             7.800        10/15/2012         4,768,472
   1,690,000   Fisher Scientific International, Inc.                            8.125          5/1/2012         1,865,338
     500,000   Fisher Scientific International, Inc.                            6.750         8/15/2014           527,500
   3,000,000   Hospira, Inc.                                                    4.950         6/15/2009         3,058,779
   2,000,000   Kraft Foods, Inc.                                                4.125        11/12/2009         1,982,374
   1,750,000   Smithfield Foods, Inc.                                           7.750         5/15/2013         1,938,125
   2,000,000   Stater Brothers Holdings, Inc.(e)                                8.125         6/15/2012         2,105,000
   1,500,000   Ventas Realty, LP/Ventas Capital
               Corporation                                                      8.750          5/1/2009         1,659,375
   1,500,000   WellPoint, Inc.                                                  5.000        12/15/2014         1,509,180
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     19,414,143
=========================================================================================================================

Energy (7.0%)
-------------------------------------------------------------------------------------------------------------------------
   2,600,000   Amerada Hess Corporation                                         6.650         8/15/2011         2,860,915
   1,500,000   ANR Pipeline Company                                             8.875         3/15/2010         1,668,750
   2,250,000   Chesapeake Energy Corporation                                    7.000         8/15/2014         2,385,000
   1,750,000   Consolidated Natural Gas Company                                 5.000         12/1/2014         1,761,501
   3,000,000   Enterprise Products Operating, LP                                5.600        10/15/2014         3,074,121
   4,500,000   Gazprom International SA(d)                                      7.201          2/1/2020         4,770,000
   2,250,000   Kinder Morgan Energy Partners, LP                                7.500         11/1/2010         2,588,746
   2,000,000   Kinder Morgan Energy Partners, LP                                5.125        11/15/2014         2,008,232
   2,000,000   LG-Caltex Oil Corporation                                        5.500         8/25/2014         2,060,786
   4,000,000   Magellan Midstream Partners, LP                                  5.650        10/15/2016         4,096,008
   1,750,000   Newfield Exploration Company                                     6.625          9/1/2014         1,846,250
   4,000,000   Pioneer Natural Resources Company                                5.875         7/15/2016         4,209,456
   2,000,000   Plains All American Pipeline, LP                                 7.750        10/15/2012         2,353,454
   2,500,000   Plains All American Pipeline, LP                                 5.875         8/15/2016         2,598,720
   1,500,000   Premcor Refining Group, Inc.                                     6.125          5/1/2011         1,556,250
   1,750,000   Southern Natural Gas Company(e)                                  8.875         3/15/2010         1,946,875
     750,000   TGT Pipeline, LLC                                                5.500          2/1/2017           759,161
   2,000,000   Transcontinental Gas Pipe Corporation(d)                         8.875         7/15/2012         2,427,500
   1,000,000   Valero Energy Corporation                                        6.875         4/15/2012         1,135,321
   1,000,000   Valero Energy Corporation                                        4.750         6/15/2013           993,665
   2,000,000   XTO Energy, Inc.                                                 6.250         4/15/2013         2,201,622
   1,500,000   XTO Energy, Inc.(d)                                              5.000         1/31/2015         1,503,502
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    50,805,835
=========================================================================================================================

Financials (12.7%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   Capital One Financial Corporation(f)                             6.250        11/15/2013         5,418,685
   7,000,000   Equitable Life Assurance Society USA(b)                          6.950         12/1/2005         7,197,253
   6,000,000   General Electric Capital Corporation(b,c)                        1.520          3/2/2005         5,925,000
   3,000,000   Goldman Sachs Group, Inc.                                        5.125         1/15/2015         3,036,999
   4,500,000   HSBC Capital Funding, LP(e)                                      9.547         6/30/2010         5,575,320
   1,500,000   ING Capital Funding Trust III                                    8.439        12/31/2010         1,788,366
   2,750,000   International Lease Finance Corporation                          5.625          6/1/2007         2,860,344
   3,000,000   iSTAR Financial, Inc.(e)                                         5.125          4/1/2011         3,018,846
  27,526,456   Lehman Brothers, Inc.(b,d)                                       6.539         8/15/2008        28,737,619
   5,000,000   Montpelier Re Holdings, Ltd.(d)                                  6.125         8/15/2013         5,172,600
   2,000,000   Morgan Stanley and Company(d)                                    4.750          4/1/2014         1,968,804
   4,000,000   Protective Life Secured Trust                                    4.000         10/7/2009         3,956,196
   6,000,000   RBS Capital Trust I                                              4.709          7/1/2013         5,891,538
   1,000,000   Stingray Pass-Through Trust                                      5.902         1/12/2015         1,012,920
   3,500,000   Wachovia Bank NA                                                 4.875          2/1/2015         3,517,874
   2,500,000   Washington Mutual Bank FA                                        5.125         1/15/2015         2,517,848
   4,500,000   Wells Fargo Capital(d)                                           7.730         12/1/2026         4,955,967
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                92,552,179
=========================================================================================================================

Foreign (1.6%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Corporacion Andina de Fomento(d)                                 6.875         3/15/2012         2,252,170
     750,000   Pemex Finance, Ltd.                                              8.450         2/15/2007           785,153
   4,000,000   Pemex Finance, Ltd.                                              9.030         2/15/2011         4,605,240
   2,500,000   United Mexican States                                            9.875          2/1/2010         3,065,000
   1,000,000   United Mexican States                                            6.375         1/16/2013         1,071,000
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                   11,778,563
=========================================================================================================================

Mortgage-Backed Securities (7.6%)
-------------------------------------------------------------------------------------------------------------------------
  13,750,000   Federal National Mortgage Association
               15-Yr. Conventional(g)                                           5.500          2/1/2020        14,179,688
  39,750,000   Federal National Mortgage Association
               30-Yr. Conventional(g)                                           6.000          2/1/2035        41,041,875
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                55,221,563
=========================================================================================================================

Transportation (3.0%)
-------------------------------------------------------------------------------------------------------------------------
   4,500,000   CNF, Inc.(b)                                                     8.875          5/1/2010         5,314,536
   1,000,000   FedEx Corporation                                                3.500          4/1/2009           976,100
   3,344,205   FedEx Corporation                                                6.720         1/15/2022         3,727,116
   2,500,000   MISC Capital, Ltd.                                               5.000          7/1/2009         2,566,005
   4,000,000   Southwest Airlines Company(b)                                    5.496         11/1/2006         4,102,876
   3,000,000   Union Pacific Corporation(b)                                     4.875         1/15/2015         2,993,616
   1,864,996   United Air Lines, Inc.(h)                                        7.186          4/1/2011         1,692,073
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                            21,372,322
=========================================================================================================================

U.S. Government (10.6%)
-------------------------------------------------------------------------------------------------------------------------
  10,000,000   Federal Home Loan Mortgage Corporation(c)                        2.415          3/9/2005         9,999,570
   7,000,000   Federal National Mortgage Association(b)                         2.375        12/15/2005         6,955,536
  18,750,000   U.S. Treasury Bonds(e)                                           6.125         8/15/2029        22,738,762
   6,586,190   U.S. Treasury Inflation Indexed Bonds                            2.375         1/15/2025         7,085,812
   7,551,895   U.S. Treasury Inflation Indexed Bonds(e)                         3.875         4/15/2029        10,388,576
   1,750,000   U.S. Treasury Notes(e)                                           3.250         8/15/2008         1,734,960
   3,500,000   U.S. Treasury Notes(e)                                           4.250        11/15/2014         3,532,266
  17,000,000   U.S. Treasury Principal Strips                             Zero Coupon        11/15/2022         7,273,382
  10,250,000   U.S. Treasury Strips(e)                                    Zero Coupon         2/15/2013         7,355,902
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           77,064,766
=========================================================================================================================

Utilities (5.6%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Consumers Energy Company                                         5.150         2/15/2017         1,500,770
   5,500,000   Duke Capital, LLC(d)                                             5.668         8/15/2014         5,717,943
   4,500,000   FirstEnergy Corporation(d)                                       6.450        11/15/2011         4,883,422
   2,500,000   MidAmerican Energy Holdings Company                              7.630        10/15/2007         2,723,238
   2,500,000   NiSource Finance Corporation                                     7.875        11/15/2010         2,932,182
     831,237   Power Contract Financing, LLC                                    5.200          2/1/2006           842,617
   2,000,000   Power Contract Financing, LLC                                    6.256          2/1/2010         2,080,320
   2,830,079   Power Receivables Finance, LLC                                   6.290          1/1/2012         2,963,121
   2,000,000   Public Service Company of New Mexico                             4.400         9/15/2008         2,012,960
   1,500,000   Southern California Edison Company                               5.000         1/15/2016         1,513,314
   2,250,000   TECO Energy, Inc.                                                7.200          5/1/2011         2,444,062
   1,500,000   Texas Genco, LLC/Texas Genco Financing
               Corporation                                                      6.875        12/15/2014         1,552,500
   3,450,000   Texas-New Mexico Power Company(d)                                6.125          6/1/2008         3,544,713
   2,000,000   TXU Corporation                                                  4.800        11/15/2009         1,991,758
   3,000,000   Westar Energy, Inc.(d)                                           7.875          5/1/2007         3,241,935
   1,000,000   Westar Energy, Inc.                                              5.150          1/1/2017         1,007,575
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 40,952,430
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $597,743,946)                                               611,205,207
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (7.2%)          Interest Rate(i)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  51,932,931   Thrivent Financial Securities Lending Trust                      2.400%              N/A       $51,932,931
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $51,932,931)                                                                       51,932,931
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (8.7%)                         Interest Rate(i)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $15,710,000   BP Capital Markets plc                                           2.490          2/1/2005       $15,710,000
   3,500,000   Citigroup, Inc.(c,d)                                             2.280          2/7/2005         3,500,000
   7,000,000   Gillette Company                                                 2.300          2/2/2005         6,999,553
  26,979,551   Thrivent Money Market Fund                                       1.950               N/A        26,979,551
  10,000,000   Wal-Mart Stores, Inc.                                            2.240          2/1/2005        10,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                63,189,104
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $712,865,981)                                                         $726,327,242
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) At January 31, 2005, all or a portion of the denoted securities, valued at $110,876,525, were pledged as the initial margin deposit or ear marked as collateral to cover open financial futures contracts as follows:

                                                                                               Notional
                                     Number of     Expiration                                  Principal       Unrealized
Type                                 Contracts        Date       Position        Value          Amount         Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 10 yr.      665         March 2005      Short     $(74,656,644)   $(74,127,736       $(528,908)
U.S. Treasury Bond Futures 20 yr.      280         March 2005      Long        32,156,250      31,349,387         806,863

(e) All or a portion of the security is on loan.

(f) At January 31, 2005, all or a portion of the denoted securities, valued at $21,349,308, were pledged as the initial margin deposit or earmarked as collateral to cover call options written as follows:

                                     Number of     Exercise      Expiration                    Unrealized
Call Options                         Contracts      Price           Date         Value            Loss
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 30 yr.      177          $115         March 2005    $(143,813)       $70,777


(g) Denotes investments purchased on a when-issued basis.

(h) In bankruptcy.

(i) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)







[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Core Bond Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Core Bond Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

Principal                                                                      Interest       Maturity
Amount         Long-Term Fixed Income (78.7%)                                    Rate           Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (8.5%)
-------------------------------------------------------------------------------------------------------------------------
  $3,000,000   Associates Manufactured Housing Contract
               Pass-Through Certificates(b,c)                                   7.900%        3/15/2027        $3,151,191
   2,750,000   Capital Auto Receivables Asset Trust(b)                          3.350         2/15/2008         2,740,225
  12,500,000   Chase Credit Card Master Trust(b,d)                              2.610         2/15/2005        12,528,175
   6,000,000   Countrywide Asset Backed Certificates(b)                         4.905         8/25/2032         6,048,822
   4,000,000   Countrywide Asset-Backed Certificates(c)                         3.903         1/25/2031         3,991,940
   1,157,000   Credit Based Asset Servicing and
               Securitization(c)                                                3.887        10/25/2034         1,150,591
   1,080,620   Federal Home Loan Mortgage Corporation                           3.158        12/27/2029         1,079,009
  11,000,000   GMAC Mortgage Corporation Loan Trust(b,d)                        2.660         2/25/2005        11,023,155
   2,351,414   Green Tree Financial Corporation                                 7.650        10/15/2027         2,520,594
   5,000,000   Harley Davidson Motorcycle Trust(e)                              3.200         5/15/2012         4,938,320
   2,000,000   Popular ABS Mortgage Pass-Through Trust                          4.000        12/25/2034         1,997,448
   1,000,000   Residential Asset Securities
               Corporation(c)                                                   3.250         5/25/2029           996,529
   2,000,000   Residential Asset Securities
               Corporation(c)                                                   4.040         7/25/2030         2,006,128
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   54,172,127
=========================================================================================================================

Basic Materials (1.7%)
-------------------------------------------------------------------------------------------------------------------------
   1,500,000   Glencore Funding, LLC(b)                                         6.000         4/15/2014         1,457,162
   2,000,000   Lubrizol Corporation(f)                                          5.875         12/1/2008         2,102,994
   1,300,000   Lubrizol Corporation                                             5.500         10/1/2014         1,336,179
   1,500,000   Packaging Corporation of America(c)                              4.375          8/1/2008         1,502,176
   2,000,000   Precision Castparts Corporation(e)                               5.600        12/15/2013         2,051,830
   2,000,000   Weyerhaeuser Company(c)                                          5.250        12/15/2009         2,079,312
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                           10,529,653
=========================================================================================================================

Capital Goods (1.7%)
-------------------------------------------------------------------------------------------------------------------------
   3,500,000   Goodrich Corporation(c)                                          6.450        12/15/2007         3,735,266
   2,000,000   Goodrich Corporation                                             7.625        12/15/2012         2,378,078
   2,750,000   Oakmont Asset Trust(e)                                           4.514        12/22/2008         2,766,648
   2,000,000   Tyco International Group SA                                      6.000        11/15/2013         2,180,666
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                             11,060,658
=========================================================================================================================

Commercial Mortgage-Backed Securities (12.3%)
-------------------------------------------------------------------------------------------------------------------------
   5,000,000   Banc of America Commercial Mortgage,
               Inc.(b,c)                                                        6.085         6/11/2035         5,420,880
   2,750,000   Banc of America Commercial Mortgage,
               Inc.(b)                                                          4.561        11/10/2041         2,769,437
   3,000,000   Banc of America Commercial Mortgage,
               Inc.(b,c)                                                        5.118         7/11/2043         3,115,125
   3,000,000   Bear Stearns Commercial Mortgage
               Securities(b)                                                    3.869         2/11/2041         2,965,479
     842,206   CAM Commercial Mortgage Corporation(c)                           4.834        11/14/2036           853,814
   4,000,000   Commercial Mortgage Pass-Through
               Certificates(c)                                                  4.405        10/15/2037         3,996,232
   3,000,000   Credit Suisse First Boston Mortgage
               Securities Corporation(c)                                        3.516         1/15/2037         2,947,989
   4,000,000   First Union National Bank Commercial
               Mortgage Trust(c)                                                7.390        12/15/2031         4,519,196
     919,864   First Union-Lehman Brothers-Bank of
               America Commercial Mortgage Trust(e)                             6.280        11/18/2035           922,409
   2,750,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation(c)                                        3.890         1/12/2037         2,733,264
   1,750,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation(c)                                        4.529         1/12/2037         1,759,347
   2,600,000   LB-UBS Commercial Mortgage Trust(c)                              3.323         3/15/2027         2,552,514
   8,000,000   LB-UBS Commercial Mortgage Trust(b)                              3.086         5/15/2027         7,783,392
   3,250,000   LB-UBS Commercial Mortgage Trust(c)                              6.653        11/15/2027         3,646,344
   5,500,000   LB-UBS Commercial Mortgage Trust(b)                              4.187         8/15/2029         5,516,868
   5,500,000   Morgan Stanley Capital I, Inc.(c)                                6.210        11/15/2031         5,881,953
   4,000,000   Morgan Stanley Capital I, Inc.(c)                                3.920         4/14/2040         3,990,064
   5,000,000   Nationslink Funding Corporation(b,e)                             6.476         8/20/2030         5,365,380
   3,000,000   Wachovia Bank Commercial Mortgage Trust(c)                       4.390         2/15/2036         2,990,166
   8,200,000   Wachovia Bank Commercial Mortgage Trust(b)                       4.260         1/15/2041         8,234,284
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed
               Securities                                                                                      77,964,137
=========================================================================================================================

Communications Services (4.6%)
-------------------------------------------------------------------------------------------------------------------------
   1,750,000   AT&T Broadband Corporation(c)                                    8.375         3/15/2013         2,161,822
   2,150,000   AT&T Wireless Services, Inc.(c)                                  8.125          5/1/2012         2,596,890
   4,000,000   Continental Cablevision, Inc.(b)                                 8.875         9/15/2005         4,132,364
   5,250,000   Cox Communications, Inc.(b,f)                                    6.750         3/15/2011         5,759,035
   2,750,000   Deutsche Telekom International Finance
               BV(e)                                                            8.500         6/15/2010         3,263,870
   3,000,000   Sprint Capital Corporation(b,e)                                  6.900          5/1/2019         3,384,021
   2,500,000   Telecom Italia Capital SA                                        4.000         1/15/2010         2,441,132
   2,000,000   Telefonos de Mexico SA(e)                                        4.500        11/19/2008         2,004,726
   1,000,000   Telefonos de Mexico SA                                           4.750         1/27/2010         1,002,589
   2,000,000   Verizon Global Funding Corporation                               7.250         12/1/2010         2,282,764
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                   29,029,213
=========================================================================================================================

Consumer Cyclical (3.5%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   AOL Time Warner, Inc.(c)                                         6.875          5/1/2012         2,271,648
   1,500,000   AOL Time Warner, Inc.(c)                                         7.700          5/1/2032         1,868,577
   1,500,000   Caesars Entertainment, Inc.(f)                                   8.500        11/15/2006         1,612,500
   3,000,000   D.R. Horton, Inc.(c)                                             7.500         12/1/2007         3,252,876
   1,750,000   D.R. Horton, Inc.(c)                                             5.000         1/15/2009         1,773,968
   2,000,000   D.R. Horton, Inc.(c)                                             4.875         1/15/2010         2,008,586
   2,000,000   DaimlerChrysler North American Holdings
               Corporation(c)                                                   4.750         1/15/2008         2,033,612
   2,500,000   Ford Motor Credit Company(c)                                     7.375          2/1/2011         2,668,305
   1,250,000   General Motors Acceptance Corporation(e)                         6.750         12/1/2014         1,225,542
   2,000,000   KB Home                                                          6.375         8/15/2011         2,119,188
   1,000,000   Ryland Group, Inc.                                               8.000         8/15/2006         1,061,705
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         21,896,507
=========================================================================================================================

Consumer Non-Cyclical (1.4%)
-------------------------------------------------------------------------------------------------------------------------
   3,500,000   Bunge Limited Finance Corporation(c)                             7.800        10/15/2012         4,172,413
   1,500,000   Fred Meyer, Inc.                                                 7.450          3/1/2008         1,642,898
   2,000,000   Kraft Foods, Inc.                                                4.125        11/12/2009         1,982,374
   1,250,000   WellPoint, Inc.(c)                                               5.000        12/15/2014         1,257,650
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      9,055,335
=========================================================================================================================

Energy (4.3%)
-------------------------------------------------------------------------------------------------------------------------
   2,000,000   Amerada Hess Corporation                                         6.650         8/15/2011         2,200,704
   2,000,000   Enterprise Products Operating, LP                                4.625        10/15/2009         1,995,252
   2,000,000   Enterprise Products Operating, LP(b)                             5.600        10/15/2014         2,049,414
   3,000,000   Kinder Morgan Energy Partners, LP(c)                             5.125        11/15/2014         3,012,348
   3,000,000   Magellan Midstream Partners, LP(c)                               5.650        10/15/2016         3,072,006
   2,250,000   Pemex Project Funding Master Trust(f)                            8.000        11/15/2011         2,587,500
   3,000,000   Pioneer Natural Resources Company(c)                             5.875         7/15/2016         3,157,092
   2,500,000   Plains All American Pipeline, LP(c)                              7.750        10/15/2012         2,941,818
     500,000   Plains All American Pipeline, LP                                 5.875         8/15/2016           519,744
     750,000   TGT Pipeline, LLC                                                5.500          2/1/2017           759,161
   3,000,000   Valero Energy Corporation                                        4.750         6/15/2013         2,980,995
   2,000,000   XTO Energy, Inc.                                                 5.000         1/31/2015         2,004,670
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    27,280,704
=========================================================================================================================

Financials (6.6%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   ANZ Capital Trust I(b)                                           4.484         1/15/2010         2,998,356
   2,000,000   Archstone-Smith Trust(c)                                         3.000         6/15/2008         1,930,350
   3,500,000   Capital One Financial Corporation(c)                             6.250        11/15/2013         3,793,080
   2,500,000   Goldman Sachs Group, Inc.(e)                                     5.125         1/15/2015         2,530,832
   2,000,000   HSBC Capital Funding, LP                                         9.547         6/30/2010         2,477,920
   2,500,000   ING Capital Funding Trust III                                    8.439        12/31/2010         2,980,610
   2,300,000   iSTAR Financial, Inc.(f)                                         4.875         1/15/2009         2,325,905
   1,750,000   Montpelier Re Holdings, Ltd.(c)                                  6.125         8/15/2013         1,810,410
   4,000,000   Regency Centers, LP                                              7.125         7/15/2005         4,071,536
   2,500,000   Royal Bank of Scotland Group plc(c)                              9.118         3/31/2010         3,026,460
   2,250,000   Simon Property Group, LP(c)                                      6.375        11/15/2007         2,386,051
   3,000,000   Union Planters Corporation(b)                                    7.750          3/1/2011         3,523,386
   2,500,000   Wachovia Bank NA                                                 4.875          2/1/2015         2,512,768
   2,500,000   Washington Mutual Bank FA                                        5.125         1/15/2015         2,517,848
   2,500,000   Westpac Capital Trust III(e)                                     5.819         9/30/2013         2,640,475
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                41,525,987
=========================================================================================================================

Foreign (0.4%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Corporacion Andina de Fomento(b)                                 6.875         3/15/2012         2,815,212
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    2,815,212
=========================================================================================================================

Mortgage-Backed Securities (18.3%)
-------------------------------------------------------------------------------------------------------------------------
  27,500,000   Federal National Mortgage Association
               15-Yr. Conventional(g)                                           5.500          2/1/2020        28,359,375
  84,500,000   Federal National Mortgage Association
               30-Yr. Conventional(g)                                           6.000          2/1/2035        87,246,250
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                               115,605,625
=========================================================================================================================

Technology (0.4%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Deluxe Corporation(c)                                            3.500         10/1/2007         2,458,335
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 2,458,335
=========================================================================================================================

Transportation (0.4%)
-------------------------------------------------------------------------------------------------------------------------
   2,500,000   Union Pacific Corporation(c)                                     4.875         1/15/2015         2,494,680
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             2,494,680
=========================================================================================================================

U.S. Government (11.2%)
-------------------------------------------------------------------------------------------------------------------------
  10,000,000   Federal Home Loan Mortgage
               Corporation(b,d)                                                 2.415          3/9/2005         9,999,570
   8,000,000   Federal National Mortgage
               Association(b,c,d)                                               2.584          2/1/2005         8,003,472
   3,500,000   Federal National Mortgage Association                            2.625        11/15/2006         3,452,326
  10,000,000   Federal National Mortgage Association(b)                         5.500         3/15/2011        10,698,900
  11,750,000   U.S. Treasury Bonds                                              6.125         8/15/2029        14,249,628
  10,132,600   U.S. Treasury Inflation Indexed Bonds                            2.375         1/15/2025        10,901,249
   5,000,000   U.S. Treasury Notes(f)                                           4.000         6/15/2009         5,074,415
   2,000,000   U.S. Treasury Notes(b)                                           5.750         8/15/2010         2,197,656
   5,500,000   U.S. Treasury Notes(f)                                           5.000         2/15/2011         5,847,616
     500,000   U.S. Treasury Notes(f)                                           4.250        11/15/2014           504,610
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           70,929,442
=========================================================================================================================

Utilities (3.4%)
-------------------------------------------------------------------------------------------------------------------------
   3,000,000   Alliant Energy Resources, Inc.                                   7.375         11/9/2009         3,396,255
   5,250,000   FirstEnergy Corporation(c)                                       6.450        11/15/2011         5,697,326
   2,000,000   NiSource Finance Corporation(c)                                  7.875        11/15/2010         2,345,746
   2,327,464   Power Contract Financing, LLC(c)                                 5.200          2/1/2006         2,359,327
   1,415,039   Power Receivables Finance, LLC(c)                                6.290          1/1/2012         1,481,560
   1,250,000   Southern California Edison Company                               5.000         1/15/2016         1,261,095
   2,500,000   Texas-New Mexico Power Company(c)                                6.125          6/1/2008         2,568,632
   2,500,000   Westar Energy, Inc.(c)                                           7.875          5/1/2007         2,701,612
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                 21,811,553
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $492,308,494)                                              $498,629,168
=========================================================================================================================

                                                                              Interest         Maturity
      Shares   Collateral Held for Securities Loaned (3.2%)                    Rate(h)           Date               Value
-------------------------------------------------------------------------------------------------------------------------
  20,023,305   Thrivent Financial Securities Lending Trust                      2.400%              N/A       $20,023,305
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities Loaned
               (cost $20,023,305)                                                                              20,023,305
=========================================================================================================================

   Shares or
   Principal                                                                  Interest         Maturity
      Amount   Short-Term Investments (18.1%)                                  Rate(h)           Date               Value
-------------------------------------------------------------------------------------------------------------------------
  $7,000,000   Alcon Capital Corporation(b,c)                                   2.270%         2/2/2005        $6,999,559
  10,000,000   Harvard University Discount Notes                                2.480          2/1/2005        10,000,000
  10,000,000   Kitty Hawk Funding Corporation                                   2.450         2/24/2005         9,984,347
   8,500,000   Northern Illinois Gas Company                                    2.320          2/1/2005         8,500,000
  10,000,000   Park Avenue Receivables Corporation                              2.500         2/22/2005         9,985,417
  10,000,000   Ranger Funding Company, LLC                                      2.400         2/10/2005         9,994,000
  24,831,248   Thrivent Money Market Fund                                       1.950               N/A        24,831,248
   9,495,000   Total Capital SA                                                 2.490          2/1/2005         9,495,000
  10,038,000   Triple A-1 Funding Corporation                                   2.350          2/8/2005        10,033,413
   6,500,000   Windmill Funding Corporation(b)                                  2.450         2/25/2005         6,489,383
   8,250,000   Windmill Funding Corporation                                     2.530          3/8/2005         8,229,707
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                               114,542,074
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $626,873,873)                                                         $633,194,547
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades.

(c) At January 31, 2005, all or a portion of the denoted securities, valued at $132,226,763, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

                                                                                               Notional
                                     Number of     Expiration                                  Principal       Unrealized
Type                                 Contracts        Date       Position        Value          Amount         Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 5 yr.       845         March 2005      Short     $(92,316,250)   $(92,206,761       $(109,489)
U.S. Treasury Bond Futures 20 yr.      320         March 2005      Long        36,750,000      35,828,505         921,495

(d) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(e) At January 31, 2005, all or a portion of the denoted securities, valued at $25,940,670, were pledged as the initial margin deposit or earmarked as collateral to cover call options written as follows:

                                     Number of     Exercise      Expiration                    Unrealized
Call Options                         Contracts      Price           Date         Value            Loss
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 30 yr.      215          $115         March 2005    $(174,688)       $85,972


(f) All or a portion of the security is on loan.

(g) Denotes investments purchased on a when-issued basis.

(h) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)








[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Bond Index Fund-I

Schedule of Investments

As of January 31, 2005
(unaudited)


Bond Index Fund-I
Schedule of Investments as of January 31, 2005 (unaudited)(a)

Principal
Amount         Long-Term Fixed Income (67.0%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (0.7%)
-------------------------------------------------------------------------------------------------------------------------
     $15,815   Advanta Mortgage Loan Trust                                      7.750%       10/25/2026           $16,244
     250,000   Honda Auto Receivables Owner Trust                               3.820         5/21/2010           249,801
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                      266,045
=========================================================================================================================

Basic Materials (0.5%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   Dow Chemical Company(b)                                          5.750        11/15/2009           106,647
     100,000   International Paper Company(b)                                   5.850        10/30/2012           107,861
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                              214,508
=========================================================================================================================

Capital Goods (1.0%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   Boeing Capital Corporation                                       6.100          3/1/2011           109,351
     100,000   General Electric Company(b)                                      5.000          2/1/2013           103,052
      50,000   Hutchison Whampoa International, Ltd.(b)                         5.450        11/24/2010            51,945
      75,000   Northrop Grumman Corporation(b)                                  7.125         2/15/2011            85,932
      50,000   Raytheon Company                                                 5.500        11/15/2012            53,036
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                                403,316
=========================================================================================================================

Commercial Mortgage-Backed Securities (2.3%)
-------------------------------------------------------------------------------------------------------------------------
     200,000   Bear Stearns Commercial Mortgage
               Securities(b)                                                    3.869         2/11/2041           197,699
     100,000   First Union National Bank Commercial
               Mortgage Trust(b)                                                7.390        12/15/2031           112,980
     200,000   General Electric Capital Commercial
               Mortgage Corporation(b)                                          4.641         9/10/2013           201,792
     200,000   GMAC Mortgage Corporation Loan Trust                             4.547        12/10/2041           201,117
     100,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           4.654         1/12/2037           100,739
     110,000   Morgan Stanley Capital I, Inc.(b)                                6.210        11/15/2031           117,639
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed
               Securities                                                                                         931,966
=========================================================================================================================

Communications Services (1.3%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   AT&T Wireless Services, Inc.(b)                                  7.875          3/1/2011           117,570
      75,000   Deutsche Telekom International Finance
               BV(b)                                                            5.250         7/22/2013            77,356
     150,000   Sprint Capital Corporation(b)                                    7.625         1/30/2011           173,324
     100,000   Tele-Communications, Inc. (TCI Group)(b)                         7.875          8/1/2013           120,470
      50,000   Telecom Italia Capital SA                                        5.250        11/15/2013            50,933
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                      539,653
=========================================================================================================================

Consumer Cyclical (2.0%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   AOL Time Warner, Inc.(b)                                         6.875          5/1/2012           113,582
     100,000   DaimlerChrysler North American Holdings
               Corporation(b)                                                   4.750         1/15/2008           101,681
     150,000   Ford Motor Credit Company(b)                                     5.800         1/12/2009           151,153
      75,000   Ford Motor Credit Company(b)                                     7.250        10/25/2011            79,809
     200,000   General Motors Acceptance Corporation(b)                         5.625         5/15/2009           195,538
     100,000   Target Corporation(b)                                            6.350         1/15/2011           111,233
      50,000   Wal-Mart Stores, Inc.                                            7.550         2/15/2030            66,688
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                            819,684
=========================================================================================================================

Consumer Non-Cyclical (1.3%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   Bunge Limited Finance Corporation(b)                             7.800        10/15/2012           119,212
      50,000   Coca-Cola HBC Finance BV(b)                                      5.125         9/17/2013            51,561
     100,000   ConAgra Foods, Inc.(b)                                           6.000         9/15/2006           103,618
     100,000   General Mills, Inc.                                              6.000         2/15/2012           108,709
      50,000   GlaxoSmithKline Capital, Inc.(b)                                 5.375         4/15/2034            50,924
      75,000   Safeway, Inc.(b)                                                 4.125         11/1/2008            74,596
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                        508,620
=========================================================================================================================

Energy (1.3%)
-------------------------------------------------------------------------------------------------------------------------
     100,000   ConocoPhillips(b)                                                4.750        10/15/2012           102,396
     100,000   ENSERCH Corporation                                              6.564          7/1/2005           101,106
     100,000   Pemex Project Funding Master Trust(b)                            9.125        10/13/2010           119,250
     100,000   Union Oil Company of California(b)                               6.700        10/15/2007           106,125
     100,000   Union Oil Company of California(b)                               5.050         10/1/2012           102,764
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                       531,641
=========================================================================================================================

Financials (5.4%)
-------------------------------------------------------------------------------------------------------------------------
      50,000   Allstate Corporation(c)                                          5.000         8/15/2014            50,909
     250,000   Bank of America Corporation(b)                                   3.875         1/15/2008           250,685
     125,000   CIT Group, Inc.(b)                                               4.750        12/15/2010           127,775
      50,000   Citigroup, Inc.(b)                                               3.500          2/1/2008            49,607
     177,000   Citigroup, Inc.                                                  5.000         9/15/2014           179,701
     100,000   Countrywide Home Loans, Inc.(b)                                  4.000         3/22/2011            96,927
      75,000   Credit Suisse First Boston USA, Inc.                             3.875         1/15/2009            74,391
      75,000   EOP Operating, LP                                                4.750         3/15/2014            73,017
     150,000   Goldman Sachs Group, Inc.                                        6.600         1/15/2012           167,472
      75,000   Household Finance Corporation(b)                                 6.375        11/27/2012            83,189
      75,000   International Lease Finance Corporation(b)                       5.875          5/1/2013            80,051
     150,000   J.P. Morgan Chase & Company(b)                                   4.500        11/15/2010           151,957
      75,000   Lehman Brothers Holdings, Inc.                                   3.950        11/10/2009            74,010
      50,000   Merrill Lynch & Company, Inc.(b)                                 5.000          2/3/2014            50,651
     125,000   Morgan Stanley and Company                                       6.750         4/15/2011           140,371
     100,000   PNC Funding Corporation(b)                                       6.875         7/15/2007           107,179
     100,000   RBS Capital Trust I                                              4.709          7/1/2013            98,192
      50,000   Student Loan Marketing Corporation                               4.000         1/15/2010            49,385
      75,000   Union Planters Corporation                                       4.375         12/1/2010            75,189
      75,000   Wachovia Bank NA                                                 4.875          2/1/2015            75,383
     100,000   Wells Fargo & Company(b)                                         4.200         1/15/2010           100,134
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                 2,156,175
=========================================================================================================================

Foreign (1.8%)
-------------------------------------------------------------------------------------------------------------------------
     150,000   European Investment Bank(b)                                      3.000         6/16/2008           147,825
      75,000   Export-Import Bank of Korea(b)                                   4.125         2/10/2009            74,476
     150,000   International Bank for Reconstruction and
               Development(b)                                                   5.000         3/28/2006           153,035
     100,000   Province of Quebec(b)                                            7.500         7/15/2023           130,626
     100,000   Republic of Italy                                                6.000         2/22/2011           108,884
     100,000   United Mexican States                                            7.500         1/14/2012           114,250
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                      729,096
=========================================================================================================================

Mortgage-Backed Securities (23.5%)
-------------------------------------------------------------------------------------------------------------------------
      67,107   Federal Home Loan Mortgage Corporation
               30-Yr. Gold Conventional(b)                                      8.500          7/1/2021            73,833
     850,000   Federal Home Loan Mortgage Corporation
               30-Yr. Gold Conventional(d)                                      6.000          2/1/2035           878,156
      17,177   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         9.000          4/1/2010            18,410
      18,705   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.000          3/1/2014            19,579
      78,395   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through(b)                                      7.500          1/1/2015            83,000
      82,476   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through(b)                                      6.500          7/1/2016            87,117
      54,578   Federal Home Loan Mortgage Corporation
               Gold 15-Yr. Pass Through                                         6.500         10/1/2016            57,649
      95,940   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through(b)                                      8.000          5/1/2027           104,253
     125,816   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         7.500          1/1/2028           135,345
       5,042   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000         10/1/2029             5,458
      11,474   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through                                         8.000          2/1/2030            12,421
     199,611   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through(b)                                      7.000          8/1/2032           211,203
   1,100,000   Federal Home Loan Mortgage Corporation
               Gold 30-Yr. Pass Through(d)                                      5.000          2/1/2035         1,098,282
     800,000   Federal National Mortgage Association
               15-Yr. Conventional(d)                                           4.500          2/1/2020           798,500
   1,275,000   Federal National Mortgage Association
               15-Yr. Conventional(d)                                           5.000          2/1/2020         1,294,922
   2,950,000   Federal National Mortgage Association
               30-Yr. Conventional(d)                                           5.500          2/1/2035         3,003,469
     193,361   Federal National Mortgage Association
               30-Yr. Pass Through(b)                                           6.500          8/1/2032           202,443
     114,434   Federal National Mortgage Association
               30-Yr. Pass Through(b)                                           6.000         10/1/2032           118,188
     235,458   Federal National Mortgage Association
               30-Yr. Pass Through(b)                                           6.500         12/1/2032           246,518
      12,590   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.000          4/1/2011            13,197
      69,636   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.000          1/1/2014            72,997
      12,084   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 5.500          4/1/2014            12,496
      48,263   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through                                 6.000         11/1/2014            50,593
      42,865   Federal National Mortgage Association
               Conventional 15-Yr. Pass Through(b)                              6.000          9/1/2016            44,884
       8,890   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          6/1/2008             9,029
      38,190   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000         12/1/2028            39,453
      61,579   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          4/1/2031            63,597
      30,739   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through                                 6.000          5/1/2031            31,747
     125,433   Federal National Mortgage Association
               Conventional 30-Yr. Pass Through(b)                              6.500          7/1/2032           131,325
      14,106   Government National Mortgage Association
               30-Yr. Pass Through                                              8.500         1/15/2017            15,347
      13,976   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000         1/15/2025            15,229
      18,143   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000         7/15/2026            19,741
       2,152   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000        10/15/2028             2,338
      47,294   Government National Mortgage Association
               30-Yr. Pass Through                                              7.000         1/15/2029            50,252
      17,617   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000        12/15/2029            19,133
       5,275   Government National Mortgage Association
               30-Yr. Pass Through                                              8.500        12/15/2029             5,756
       4,115   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000         5/15/2030             4,468
       2,664   Government National Mortgage Association
               30-Yr. Pass Through                                              8.000         7/15/2030             2,892
      11,860   Government National Mortgage Association
               30-Yr. Pass Through                                              7.000         3/15/2031            12,592
      62,824   Government National Mortgage Association
               30-Yr. Pass Through(b)                                           6.000         6/15/2031            65,363
      59,401   Government National Mortgage Association
               30-Yr. Pass Through                                              6.500         7/15/2031            62,590
      46,150   Government National Mortgage Association
               30-Yr. Pass Through                                              7.000         9/15/2031            49,000
     192,404   Government National Mortgage Association
               30-Yr. Pass Through                                              6.500         7/15/2032           202,708
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                 9,445,473
=========================================================================================================================

Transportation (0.3%)
-------------------------------------------------------------------------------------------------------------------------
      50,000   CSX Corporation(b)                                               5.500          8/1/2013            52,560
      75,000   FedEx Corporation                                                3.500          4/1/2009            73,208
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                               125,768
=========================================================================================================================

U.S. Government (24.3%)
-------------------------------------------------------------------------------------------------------------------------
     300,000   Federal Farm Credit Bank(b)                                      5.720         4/13/2005           301,805
     160,000   Federal Home Loan Bank                                           6.900          2/7/2007           170,554
     200,000   Federal Home Loan Bank(b)                                        5.625         2/15/2008           210,925
     200,000   Federal Home Loan Bank(b)                                        7.375         2/13/2015           245,416
     100,000   Federal Home Loan Bank                                           6.640        12/13/2016           117,519
     550,000   Federal Home Loan Mortgage Corporation(c)                        2.875        12/15/2006           544,509
      75,000   Federal Home Loan Mortgage Corporation                           5.750         4/15/2008            79,624
     100,000   Federal Home Loan Mortgage Corporation(c)                        6.000         6/15/2011           109,979
       3,068   Federal National Mortgage Association                            7.500          8/1/2006             3,180
     150,000   Federal National Mortgage Association                            6.660          3/5/2007           159,519
     300,000   Federal National Mortgage Association(c)                         3.250         1/15/2008           296,341
     100,000   Federal National Mortgage Association(c)                         5.250         1/15/2009           105,041
     100,000   Federal National Mortgage Association                            6.250          2/1/2011           109,607
     100,000   Federal National Mortgage Association                            6.210          8/6/2038           119,575
     200,000   Tennessee Valley Authority(b)                                    6.150         1/15/2038           231,947
     300,000   U.S. Treasury Bonds(c)                                           8.125         8/15/2019           415,910
     225,000   U.S. Treasury Bonds(c)                                           8.750         8/15/2020           330,680
     100,000   U.S. Treasury Bonds(c)                                           8.125         8/15/2021           141,070
     300,000   U.S. Treasury Bonds(c)                                           6.250         8/15/2023           359,801
     100,000   U.S. Treasury Bonds(c)                                           6.625         2/15/2027           126,789
     150,000   U.S. Treasury Bonds(c)                                           6.125        11/15/2027           180,486
     825,000   U.S. Treasury Bonds(c)                                           5.250        11/15/2028           893,449
      50,000   U.S. Treasury Bonds                                              6.125         8/15/2029            60,637
     450,000   U.S. Treasury Notes(c)                                           6.500        10/15/2006           474,328
     725,000   U.S. Treasury Notes(c)                                           3.500        11/15/2006           728,399
   2,175,000   U.S. Treasury Notes(c)                                           4.375         5/15/2007         2,224,958
     400,000   U.S. Treasury Notes(c)                                           6.125         8/15/2007           426,719
     100,000   U.S. Treasury Notes(c)                                           5.500         5/15/2009           107,621
      50,000   U.S. Treasury Notes(c)                                           6.000         8/15/2009            54,883
     275,000   U.S. Treasury Notes(c)                                           6.500         2/15/2010           310,073
     100,000   U.S. Treasury Notes(c)                                           5.000         2/15/2011           106,320
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                            9,747,664
=========================================================================================================================

Utilities (1.3%)
-------------------------------------------------------------------------------------------------------------------------
      75,000   Duke Capital Corporation                                         7.500         10/1/2009            84,405
      75,000   FirstEnergy Corporation                                          6.450        11/15/2011            81,390
      75,000   Niagara Mohawk Power Corporation                                 7.750         10/1/2008            84,224
     100,000   Oncor Electric Delivery Company(b)                               6.375         1/15/2015           110,971
     100,000   Public Service Company of Colorado(b)                            7.875         10/1/2012           121,556
      50,000   Southern California Edison Company                               5.000         1/15/2014            51,070
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                    533,616
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $26,336,095)                                                 26,953,225
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (15.0%)         Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
   6,019,929   Thrivent Financial Securities Lending Trust                      2.400%              N/A        $6,019,929
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $6,019,929)                                                                         6,019,929
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (18.0%)                        Interest Rate(e)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
    $985,000   Aquinas Funding, LLC                                             2.530%         2/1/2005          $985,000
   2,000,000   Federal Home Loan Mortgage Corporation                           2.235          2/2/2005         1,999,876
     965,000   Federal Home Loan Mortgage Corporation                           2.440          3/1/2005           963,169
   1,985,000   Federal National Mortgage Association(b)                         2.240          2/2/2005         1,984,876
   1,303,660   Thrivent Money Market Fund                                       1.950               N/A         1,303,660
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                 7,236,581
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $39,592,605)                                                           $40,209,735
=========================================================================================================================


(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades.

(c) All or a portion of the security is on loan.

(d) Denotes investments purchased on a when-issued basis.

(e) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)








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Thrivent Mutual Funds

Limited Maturity Bond Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Limited Maturity Bond Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

Principal
Amount         Long-Term Fixed Income (76.7%)                           Interest Rate     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (13.5%)
-------------------------------------------------------------------------------------------------------------------------
  $1,000,000   American Express Credit Account Master
               Trust(b,c)                                                       2.600%        2/15/2005        $1,001,691
   1,000,000   Americredit Automobile Receivables
               Trust(d)                                                         3.430          7/6/2011           982,056
     500,000   Bank One Issuance Trust(b,c)                                     2.530         2/15/2005           500,237
      97,561   Capital Auto Receivables Asset Trust(c)                          2.570         2/15/2005            97,573
   1,000,000   Capital Auto Receivables Asset Trust                             3.350         2/15/2008           996,445
   1,500,000   Chase Funding Mortgage Loan
               Asset-Backed(d)                                                  2.734         9/25/2024         1,488,122
     256,466   Chase Manhattan Auto Owner Trust                                 5.270         2/15/2008           257,057
      73,943   Comed Transitional Funding Trust                                 5.440         3/25/2007            74,258
   2,000,000   Countrywide Asset-Backed Certificates(b)                         3.903         1/25/2031         1,995,970
   1,500,000   Countrywide Asset-Backed Certificates                            3.683        12/25/2034         1,491,900
     500,000   CPL Transition Funding, LLC                                      5.010         1/15/2010           510,321
   1,000,000   Credit Based Asset Servicing and
               Securitization(d)                                                3.887        10/25/2034           994,461
     500,000   DaimlerChrysler Master Owner Trust(c)                            2.530         2/15/2005           500,237
     750,000   First National Master Note Trust(c)                              2.580         2/15/2005           750,802
     500,000   Ford Credit Floorplan Master Owner
               Trust(c)                                                         2.620         2/15/2005           500,990
   1,000,000   GMAC Mortgage Corporation Loan Trust(b,c)                        2.660         2/25/2005         1,002,105
   1,000,000   Harley Davidson Motorcycle Trust(e)                              3.200         5/15/2012           987,664
   1,000,000   Honda Auto Receivables Owner Trust(b)                            2.910        10/20/2008           985,356
   1,000,000   Honda Auto Receivables Owner Trust(d)                            2.790         3/16/2009           985,171
   1,000,000   Honda Auto Receivables Owner Trust(b)                            2.960         4/20/2009           984,950
     500,000   MBNA Credit Card Master Note Trust(b,c)                          2.590         2/15/2005           501,124
     750,000   MBNA Credit Card Master Note Trust                               4.950         6/15/2009           771,075
   1,000,000   National City Credit Card Master
               Trust(b,c)                                                       2.630         2/15/2005         1,000,764
   1,500,000   Nissan Auto Lease Trust(b)                                       3.180         6/15/2010         1,484,234
     500,000   Popular ABS Mortgage Pass-Through Trust                          4.000        12/25/2034           499,362
      46,196   PSE&G Transition Funding, LLC                                    5.740         3/15/2007            46,378
   1,500,000   Renaissance Home Equity Loan Trust(b)                            3.856         1/25/2035         1,497,242
   1,000,000   Residential Asset Securities
               Corporation(b)                                                   3.250         5/25/2029           996,529
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Securities                                                                   23,884,074
=========================================================================================================================

Basic Materials (1.0%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   E.I. du Pont de Nemours and Company                              4.125         4/30/2010           501,153
     750,000   Lubrizol Corporation                                             5.875         12/1/2008           788,623
     275,000   Peabody Energy Corporation                                       6.875         3/15/2013           294,250
     250,000   Precision Castparts Corporation                                  5.600        12/15/2013           256,479
-------------------------------------------------------------------------------------------------------------------------
               Total Basic Materials                                                                            1,840,505
=========================================================================================================================

Capital Goods (1.1%)
-------------------------------------------------------------------------------------------------------------------------
     250,000   Goodrich Corporation(f)                                          7.625        12/15/2012           297,260
     600,000   Northrop Grumman Corporation(d)                                  4.079        11/16/2006           603,748
     750,000   Oakmont Asset Trust(d)                                           4.514        12/22/2008           754,540
     337,650   Systems 2001 Asset Trust, LLC                                    6.664         9/15/2013           372,319
-------------------------------------------------------------------------------------------------------------------------
               Total Capital Goods                                                                              2,027,867
=========================================================================================================================

Commercial Mortgage-Backed Securities (6.3%)
-------------------------------------------------------------------------------------------------------------------------
     750,000   Banc of America Commercial Mortgage,
               Inc.(d)                                                          4.561        11/10/2041           755,301
     261,895   Banc of America Commercial Mortgage, Inc.                        3.366         7/11/2043           260,574
     700,000   Bear Stearns Commercial Mortgage
               Securities(b)                                                    3.869         2/11/2041           691,945
   1,000,000   Bear Stearns Commercial Mortgage
               Securities(e)                                                    3.700         8/13/2046           990,899
   1,250,000   Commercial Mortgage Pass-Through
               Certificates(b)                                                  4.405        10/15/2037         1,248,822
     600,000   Credit Suisse First Boston Mortgage
               Securities Corporation                                           3.861         3/15/2036           597,947
     267,408   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation(b,c)                                      2.800         2/14/2005           267,486
     750,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           3.890         1/12/2037           745,436
     500,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           4.529         1/12/2037           502,670
     700,000   J.P. Morgan Chase Commercial Mortgage
               Securities Corporation                                           4.302         1/15/2038           695,234
   1,000,000   LB-UBS Commercial Mortgage Trust(b)                              3.323         3/15/2027           981,736
     500,000   LB-UBS Commercial Mortgage Trust                                 6.653        11/15/2027           560,976
   1,000,000   LB-UBS Commercial Mortgage Trust                                 4.187         8/15/2029         1,003,067
     574,842   Lehman Brothers "CALSTRS" Mortgage Trust                         3.988        11/20/2012           577,645
   1,250,000   Morgan Stanley Capital I, Inc.(d)                                3.920         4/14/2040         1,246,895
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Mortgage-Backed Securities                                                     11,126,633
=========================================================================================================================

Communications Services (4.8%)
-------------------------------------------------------------------------------------------------------------------------
     200,000   AT&T Wireless Services, Inc.                                     8.125          5/1/2012           241,571
   1,000,000   Comcast Cable Communications, Inc.                               6.200        11/15/2008         1,072,249
   1,500,000   Cox Communications, Inc.(d)                                      6.750         3/15/2011         1,645,438
     250,000   CSC Holdings, Inc.                                               6.750         4/15/2012           262,500
   1,000,000   Deutsche Telekom International Finance
               BV(b)                                                            8.500         6/15/2010         1,186,862
     250,000   EchoStar DBS Corporation                                         5.750         10/1/2008           251,875
     400,000   News America, Inc.(f)                                            4.750         3/15/2010           405,108
     500,000   Nextel Communications, Inc.                                      5.950         3/15/2014           518,750
     750,000   Sprint Capital Corporation(b)                                    7.625         1/30/2011           866,618
   1,000,000   Telecom Italia Capital SA                                        4.000         1/15/2010           976,453
     500,000   Telefonos de Mexico SA                                           4.750         1/27/2010           501,294
     500,000   Verizon Global Funding Corporation(f)                            4.375          6/1/2013           489,418
-------------------------------------------------------------------------------------------------------------------------
               Total Communications Services                                                                    8,418,136
=========================================================================================================================

Consumer Cyclical (2.6%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   AOL Time Warner, Inc.(d)                                         6.150          5/1/2007           524,466
     750,000   Carnival Corporation                                             3.750        11/15/2007           746,410
     250,000   D.R. Horton, Inc.                                                7.500         12/1/2007           271,073
     600,000   D.R. Horton, Inc.                                                4.875         1/15/2010           602,576
     700,000   DaimlerChrysler North American Holdings
               Corporation                                                      4.750         1/15/2008           711,764
     500,000   Ford Motor Credit Company(d)                                     7.375          2/1/2011           533,661
     500,000   General Motors Acceptance Corporation(f)                         6.125         8/28/2007           507,372
     400,000   Mohegan Tribal Gaming Authority                                  6.375         7/15/2009           406,500
     250,000   Yum! Brands, Inc.                                                7.650         5/15/2008           277,353
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                          4,581,175
=========================================================================================================================

Consumer Non-Cyclical (3.3%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Amgen, Inc.                                                      4.000        11/18/2009           994,351
     400,000   Bunge Limited Finance Corporation                                7.800        10/15/2012           476,847
     750,000   Eli Lilly and Company(c)                                         2.210         2/24/2005           749,854
     250,000   Fisher Scientific International, Inc.                            8.125          5/1/2012           275,938
     250,000   Gillette Company(d)                                              3.500        10/15/2007           250,063
     750,000   Harvard University                                               8.125         4/15/2007           823,612
     750,000   Kraft Foods, Inc.                                                4.125        11/12/2009           743,390
     500,000   Ventas Realty, LP/Ventas Capital
               Corporation                                                      6.625        10/15/2014           505,000
   1,000,000   WellPoint, Inc.(e)                                               3.750        12/14/2007           994,733
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                      5,813,788
=========================================================================================================================

Energy (3.3%)
-------------------------------------------------------------------------------------------------------------------------
     600,000   Amerada Hess Corporation                                         6.650         8/15/2011           660,211
     600,000   Duke Capital, LLC                                                4.331        11/16/2006           605,572
     700,000   EnCana Corporation                                               4.600         8/15/2009           710,977
   1,000,000   Enterprise Products Operating, LP                                4.625        10/15/2009           997,626
     500,000   Kinder Morgan Energy Partners, LP                                7.500         11/1/2010           575,277
     300,000   Newfield Exploration Company                                     6.625          9/1/2014           316,500
     600,000   Plains All American Pipeline, LP                                 4.750         8/15/2009           606,079
     500,000   Premcor Refining Group, Inc.(d)                                  6.125          5/1/2011           518,750
     750,000   Valero Energy Corporation                                        4.750         6/15/2013           745,249
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                     5,736,241
=========================================================================================================================

Financials (12.2%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Allstate Corporation                                             3.850         1/25/2008         1,000,147
   1,000,000   American General Finance Corporation(c)                          2.780         4/18/2005         1,000,195
     600,000   ANZ Capital Trust I(b)                                           4.484         1/15/2010           599,671
     700,000   Bear Stearns Companies, Inc.(g)                                  4.500        10/28/2010           705,411
     250,000   Capital One Financial Corporation                                7.250          5/1/2006           260,838
     500,000   Countrywide Home Loans, Inc.                                     4.125         9/15/2009           496,325
   1,000,000   Credit Suisse First Boston USA, Inc.(b)                          4.125         1/15/2010           993,273
   1,000,000   General Electric Capital Corporation(b,c)                        1.520          3/2/2005           987,500
   1,000,000   Goldman Sachs Group, Inc.                                        6.875         1/15/2011         1,125,968
     500,000   HSBC Capital Funding, LP                                         9.547         6/30/2010           619,480
     600,000   ING Capital Funding Trust III                                    8.439        12/31/2010           715,346
     600,000   International Lease Finance Corporation                          3.300         1/23/2008           586,405
     600,000   iSTAR Financial, Inc.                                            5.125          4/1/2011           603,769
     600,000   John Hancock Global Funding II                                   3.750         9/30/2008           592,581
     821,690   Lehman Brothers, Inc.(b)                                         6.539         8/15/2008           857,844
   1,000,000   Merrill Lynch & Company, Inc.(b,c)                               3.010         4/21/2005         1,003,054
     500,000   Monumental Global Funding II                                     3.850          3/3/2008           500,006
     800,000   Morgan Stanley and Company                                       6.750         4/15/2011           898,376
     700,000   Pacific Life Global Funding(d)                                   3.750         1/15/2009           690,441
     600,000   Pricoa Global Funding I(d)                                       4.350         6/15/2008           606,546
   1,000,000   Protective Life Secured Trust(b)                                 4.000         10/7/2009           989,049
     750,000   SLM Corporation(b)                                               4.000         1/15/2009           749,000
     250,000   TIAA Global Markets                                              4.125        11/15/2007           251,964
     750,000   Union Planters Bank(d)                                           5.125         6/15/2007           775,558
     700,000   Washington Mutual, Inc.                                          8.250          4/1/2010           815,210
   1,000,000   Wells Fargo & Company(b,c)                                       2.590         3/15/2005           998,747
   1,000,000   Westpac Banking Corporation(b,c)                                 2.440         2/28/2005         1,000,406
   1,000,000   World Savings Bank FSB(c,f)                                      2.460          3/1/2005         1,000,118
-------------------------------------------------------------------------------------------------------------------------
               Total Financials                                                                                21,423,228
=========================================================================================================================

Foreign (1.9%)
-------------------------------------------------------------------------------------------------------------------------
     600,000   European Investment Bank                                         2.700         4/20/2007           589,541
     125,000   Export Development Canada(f)                                     2.750        12/12/2005           124,741
     500,000   Korea Development Bank                                           4.750         7/20/2009           508,108
     250,000   Nordic Investment Bank(f)                                        2.750         1/11/2006           248,880
     187,500   Pemex Finance, Ltd.                                              8.450         2/15/2007           196,288
   1,000,000   Republic of Italy                                                2.750        12/15/2006           988,459
     500,000   United Mexican States(f)                                         9.875          2/1/2010           613,000
-------------------------------------------------------------------------------------------------------------------------
               Total Foreign                                                                                    3,269,017
=========================================================================================================================

Mortgage-Backed Securities (13.8%)
-------------------------------------------------------------------------------------------------------------------------
  12,000,000   Federal National Mortgage Association
               15-Yr. Conventional(g)                                           5.500          2/1/2020        12,375,000
  11,500,000   Federal National Mortgage Association
               30-Yr. Conventional(g)                                           6.000          2/1/2035        11,873,750
-------------------------------------------------------------------------------------------------------------------------
               Total Mortgage-Backed Securities                                                                24,248,750
=========================================================================================================================

Municipal Bonds (0.9%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Minneapolis & St. Paul Metropolitan
               Airports Commission                                              4.850          1/1/2006           506,255
     400,000   Oregon School Boards Association Taxable
               Pension Bonds                                              Zero Coupon         6/30/2005           395,048
     750,000   Washington State Office of the State
               Treasurer(b,d)                                                   4.500          7/1/2007           762,832
-------------------------------------------------------------------------------------------------------------------------
               Total Municipal Bonds                                                                            1,664,135
=========================================================================================================================

Technology (0.9%)
-------------------------------------------------------------------------------------------------------------------------
   1,000,000   Deluxe Corporation(b)                                            3.500         10/1/2007           983,334
     600,000   Motorola, Inc.                                                   4.608        11/16/2007           608,791
-------------------------------------------------------------------------------------------------------------------------
               Total Technology                                                                                 1,592,125
=========================================================================================================================

Transportation (1.6%)
-------------------------------------------------------------------------------------------------------------------------
     700,000   FedEx Corporation                                                3.500          4/1/2009           683,270
     500,000   MISC Capital, Ltd.                                               5.000          7/1/2009           513,201
     500,000   Southwest Airlines Company                                       5.496         11/1/2006           512,860
     300,000   Union Pacific Corporation                                        6.625          2/1/2008           323,512
     500,000   Union Pacific Corporation(d)                                     3.625          6/1/2010           480,148
     343,552   United Air Lines, Inc.(h)                                        7.186          4/1/2011           311,698
-------------------------------------------------------------------------------------------------------------------------
               Total Transportation                                                                             2,824,689
=========================================================================================================================

U.S. Government (6.4%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   Federal Home Loan Mortgage Corporation(f)                        2.750         8/15/2006           495,542
     500,000   Federal National Mortgage Association                            2.375        12/15/2005           496,824
   2,800,000   Federal National Mortgage Association(f)                         3.125        12/15/2007         2,758,787
   1,000,000   U.S. Department of Housing and Urban
               Development(d)                                                   3.450          8/1/2006         1,001,316
   5,750,000   U.S. Treasury Notes(f)                                           2.375         8/15/2006         5,682,845
     750,000   U.S. Treasury Notes(f)                                           5.000         2/15/2011           797,402
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           11,232,716
=========================================================================================================================

Utilities (3.1%)
-------------------------------------------------------------------------------------------------------------------------
     500,000   FirstEnergy Corporation                                          6.450        11/15/2011           542,602
     500,000   Indiana Michigan Power Company                                   6.125        12/15/2006           520,456
     250,000   MidAmerican Energy Holdings Company                              3.500         5/15/2008           245,079
     250,000   NiSource Finance Corporation                                     7.875        11/15/2010           293,218
   1,000,000   Pacific Gas & Electric Company                                   3.600          3/1/2009           980,786
     299,245   Power Contract Financing, LLC                                    5.200          2/1/2006           303,342
     471,680   Power Receivables Finance, LLC(d)                                6.290          1/1/2012           493,853
     400,000   Texas-New Mexico Power Company                                   6.125          6/1/2008           410,981
   1,000,000   TXU Corporation                                                  4.800        11/15/2009           995,879
     600,000   Westar Energy, Inc.(b)                                           7.875          5/1/2007           648,387
-------------------------------------------------------------------------------------------------------------------------
               Total Utilities                                                                                  5,434,583
-------------------------------------------------------------------------------------------------------------------------
               Total Long-Term Fixed Income (cost $134,894,879)                                               135,117,662
=========================================================================================================================

      Shares   Collateral Held for Securities Loaned (7.7%)           Interest Rate(i)    Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  13,588,163   Thrivent Financial Securities Lending Trust                      2.400%              N/A       $13,588,163
-------------------------------------------------------------------------------------------------------------------------
               Total Collateral Held for Securities
               Loaned (cost $13,588,163)                                                                       13,588,163
=========================================================================================================================

   Shares or
   Principal
      Amount   Short-Term Investments (15.6%)                       Interest Rate (i)     Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $3,640,000   BP Capital Markets plc                                           2.490%         2/1/2005        $3,640,000
     600,000   Citigroup, Inc.(b,c)                                             2.280          2/7/2005           600,000
   3,500,000   Gillette Company                                                 2.300          2/2/2005         3,499,776
   5,000,000   New Center Asset Trust                                           2.480          2/1/2005         5,000,000
   5,320,000   Rabobank USA Finance Corporation                                 2.510          2/1/2005         5,320,000
   6,510,381   Thrivent Money Market Fund                                       1.950               N/A         6,510,381
   3,000,000   Wal-Mart Stores, Inc.                                            2.240          2/1/2005         3,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total Short-Term Investments (at amortized cost)                                                27,570,157
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (cost $176,053,199)                                                         $176,275,982
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) Earmarked as collateral for long settling trades as discussed in the notes to the financial statements.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) At January 31, 2005, all or a portion of the denoted securities, valued at $15,585,727, were pledged as the initial margin deposit or earmarked as collateral to cover open financial futures contracts as follows:

                                                                                               Notional
                                     Number of     Expiration                                  Principal      Unrealized
Type                                 Contracts        Date       Position        Value          Amount        Gain/(Loss)
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 5 yr.       95          March 2005      Short     $(10,378,750)   $(10,365,809       $(12,941)
U.S. Treasury Bond Futures 20 yr.      35          March 2005      Long         4,019,532       3,915,891        103,641

(e) At January 31, 2005, all or a portion of the denoted securities, valued at $2,973,296, were pledged as the initial margin deposit or earmarked as collateral to cover call options written as follows:

                                     Number of     Exercise      Expiration                    Unrealized
Call Options                         Contracts      Price           Date         Value            Loss
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Futures 30 yr.      25           $115         March 2005    $(20,313)        $9,997


(f) All or a portion of the security is on loan.

(g) Denotes investments purchased on a when-issued basis.

(h) In bankruptcy.

(i) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)






[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

Money Market Fund

Schedule of Investments

As of January 31, 2005
(unaudited)


Money Market Fund
Schedule of Investments as of January 31, 2005 (unaudited)(a)

Principal
Amount         Certificates of Deposit (1.0%)                           Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
  $9,325,000   Goldman Sachs Group, Inc.(c)                                     2.480%        2/21/2005        $9,325,000
-------------------------------------------------------------------------------------------------------------------------
               Total Certificates of Deposit                                                                    9,325,000
=========================================================================================================================

Principal
Amount         Commercial Paper (65.1%)                                 Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Asset-Backed Commercial Paper (8.9%)
-------------------------------------------------------------------------------------------------------------------------
  $7,800,000   Galaxy Funding, Inc.                                             2.650%        4/25/2005        $7,752,344
  18,700,000   Kitty Hawk Funding Corporation                                   2.370         2/10/2005        18,688,920
  18,500,000   Kitty Hawk Funding Corporation                                   2.240         2/15/2005        18,483,884
  19,336,000   Old Line Funding Corporation                                     2.350          2/3/2005        19,333,476
  18,500,000   Three Pillars, Inc.                                              2.440         2/14/2005        18,483,699
-------------------------------------------------------------------------------------------------------------------------
               Total Asset-Backed Commercial Paper                                                             82,742,323
=========================================================================================================================

Banking-Domestic (12.5%)
-------------------------------------------------------------------------------------------------------------------------
   2,600,000   Barclays US Funding, LLC                                         2.620          5/3/2005         2,582,781
  12,000,000   Blue Spice, LLC                                                  2.150          2/2/2005        11,999,284
  11,100,000   Blue Spice, LLC                                                  2.350          3/1/2005        11,079,711
  18,500,000   Blue Spice, LLC                                                  2.540         3/24/2005        18,433,431
  24,190,000   Rabobank USA Finance Corporation                                 2.510          2/1/2005        24,190,000
   1,566,000   River Fuel Company No. 2, Inc.                                   2.580         3/15/2005         1,561,286
  17,602,000   River Fuel Trust Funding Company, Inc.                           2.580         3/15/2005        17,549,018
  14,800,000   Society of New York Hospital Fund                                2.440          3/2/2005        14,770,910
  11,584,000   Society of New York Hospital Fund                                2.490          3/4/2005        11,559,162
   2,300,000   UBS Finance Corporation                                          2.500         3/10/2005         2,294,090
-------------------------------------------------------------------------------------------------------------------------
               Total Banking-Domestic                                                                         116,019,673
=========================================================================================================================

Consumer Cyclical (2.4%)
-------------------------------------------------------------------------------------------------------------------------
  22,200,000   Toyota Credit Puerto Rico                                        2.500         3/22/2005        22,124,458
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         22,124,458
=========================================================================================================================

Consumer Non-Cyclical (2.0%)
-------------------------------------------------------------------------------------------------------------------------
   7,700,000   Baystate Health Systems, Inc.                                    2.390         2/16/2005         7,692,332
  11,100,000   UnitedHealth Group, Inc.                                         2.450          3/9/2005        11,072,805
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     18,765,137
=========================================================================================================================

Education (2.0%)
-------------------------------------------------------------------------------------------------------------------------
   3,795,000   Duke University                                                  2.540          3/1/2005         3,787,503
   3,700,000   Northwestern University                                          2.300          2/3/2005         3,699,527
   3,750,000   Northwestern University                                          2.210         2/10/2005         3,747,928
   3,700,000   Northwestern University                                          2.300         2/23/2005         3,694,800
   3,700,000   Northwestern University                                          2.650         4/26/2005         3,677,122
-------------------------------------------------------------------------------------------------------------------------
               Total Education                                                                                 18,606,880
=========================================================================================================================

Energy (2.8%)
-------------------------------------------------------------------------------------------------------------------------
  14,520,000   BP Capital Markets plc                                           4.000         4/29/2005        14,567,372
  11,000,000   Shell Finance (UK) plc                                           2.420          3/9/2005        10,973,380
-------------------------------------------------------------------------------------------------------------------------
               Total Energy                                                                                    25,540,752
=========================================================================================================================

Finance (28.9%)
-------------------------------------------------------------------------------------------------------------------------
  18,500,000   Chariot Funding, LLC                                             2.530         2/23/2005        18,471,397
  18,500,000   Ciesco, LLC                                                      2.610         4/12/2005        18,406,112
  18,500,000   Corporate Asset Funding Company, LLC                             2.310          2/9/2005        18,490,503
  17,250,000   Corporate Asset Funding Company, LLC                             2.500         3/14/2005        17,200,885
  22,200,000   CXC, LLC                                                         2.510          4/5/2005        22,102,486
   2,430,000   Edison Asset Securitization, LLC                                 2.380          3/2/2005         2,425,341
  22,200,000   Edison Asset Securitization, LLC                                 2.600         5/10/2005        22,042,873
  14,700,000   Govco, Inc.                                                      2.370          3/7/2005        14,667,096
  18,500,000   HSBC Finance Corporation                                         2.280          2/3/2005        18,497,657
   7,504,000   Jupiter Securitization Corporation                               2.350          2/2/2005         7,503,510
   7,400,000   Jupiter Securitization Corporation                               2.500         2/17/2005         7,391,778
   9,600,000   Nieuw Amsterdam Receivables Corporation                          2.510          3/2/2005         9,580,589
  10,388,000   Nieuw Amsterdam Receivables Corporation                          2.550          4/7/2005        10,340,172
  22,500,000   Private Export Funding Corporation                               2.080          3/7/2005        22,455,800
  20,500,000   Ranger Funding Company, LLC                                      2.380          2/8/2005        20,490,513
  18,500,000   Ranger Funding Company, LLC                                      2.530         2/24/2005        18,470,097
   2,012,000   Thunder Bay Funding, Inc.                                        2.400         2/22/2005         2,009,183
  15,764,000   Triple A-1 Funding Corporation                                   2.530         2/25/2005        15,737,411
   1,382,000   Triple A-1 Funding Corporation                                   2.670         4/25/2005         1,373,493
-------------------------------------------------------------------------------------------------------------------------
               Total Finance                                                                                  267,656,896
=========================================================================================================================

Insurance (5.6%)
-------------------------------------------------------------------------------------------------------------------------
   4,745,000   Aquinas Funding, LLC                                             2.540          4/5/2005         4,723,909
  14,875,000   Nyala Funding, LLC                                               2.600         4/15/2005        14,796,576
  22,500,000   Swiss Reinsurance Company                                        2.120         3/21/2005        22,436,400
   3,700,000   Torchmark Corporation                                            2.450         2/11/2005         3,697,482
   2,950,000   Torchmark Corporation                                            2.500         2/18/2005         2,946,517
   3,700,000   Torchmark Corporation                                            2.550         2/24/2005         3,693,972
-------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                                 52,294,856
-------------------------------------------------------------------------------------------------------------------------
               Total Commercial Paper                                                                         603,750,975
=========================================================================================================================

Principal
Amount         U.S. Government (4.8%)                                   Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
 $19,325,000   Federal Home Loan Bank                                           1.500%         5/4/2005       $19,324,664
  11,600,000   Federal Home Loan Bank                                           2.020          6/8/2005        11,600,000
  13,300,000   Federal National Mortgage Association                            7.125         2/15/2005        13,327,344
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Government                                                                           44,252,008
=========================================================================================================================

Principal
Amount         Variable Rate Notes (29.1%)                              Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------

Banking-Domestic (8.1%)
-------------------------------------------------------------------------------------------------------------------------
 $19,225,000   Credit Suisse First Boston, Inc.                                 2.640%         4/8/2005       $19,230,883
  18,500,000   Fifth Third Bancorp                                              2.480         2/23/2005        18,500,000
  18,460,000   U.S. Bancorp                                                     2.650         3/16/2005        18,480,614
  19,225,000   Wells Fargo & Company                                            2.450         2/15/2005        19,225,000
-------------------------------------------------------------------------------------------------------------------------
               Total Banking-Domestic                                                                          75,436,497
=========================================================================================================================

Banking-Foreign (2.0%)
-------------------------------------------------------------------------------------------------------------------------
  18,500,000   HBOS Treasury Services plc                                       2.720         4/27/2005        18,509,981
-------------------------------------------------------------------------------------------------------------------------
               Total Banking-Foreign                                                                           18,509,981
=========================================================================================================================

Brokerage (6.3%)
-------------------------------------------------------------------------------------------------------------------------
  19,325,000   Lehman Brothers Holdings, Inc.                                   2.450         2/22/2005        19,325,000
   6,340,000   Lehman Brothers Holdings, Inc.                                   2.960         4/15/2005         6,344,415
   8,650,000   Merrill Lynch & Company, Inc.                                    3.090         4/13/2005         8,689,984
  19,400,000   Morgan Stanley and Company                                       2.510         2/15/2005        19,400,000
   4,310,000   Morgan Stanley and Company                                       2.560         2/28/2005         4,312,322
-------------------------------------------------------------------------------------------------------------------------
               Total Brokerage                                                                                 58,071,721
=========================================================================================================================

Consumer Cyclical (3.3%)
-------------------------------------------------------------------------------------------------------------------------
  30,720,000   American Honda Finance Corporation                               2.450          3/7/2005        30,724,844
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Cyclical                                                                         30,724,844
=========================================================================================================================

Consumer Non-Cyclical (1.7%)
-------------------------------------------------------------------------------------------------------------------------
  15,460,000   Procter & Gamble Company                                         2.420          3/9/2005        15,460,000
-------------------------------------------------------------------------------------------------------------------------
               Total Consumer Non-Cyclical                                                                     15,460,000
=========================================================================================================================

Finance (1.7%)
-------------------------------------------------------------------------------------------------------------------------
  15,380,000   American Express Credit Corporation                              2.490         2/15/2005        15,383,515
-------------------------------------------------------------------------------------------------------------------------
               Total Finance                                                                                   15,383,515
=========================================================================================================================

Insurance (4.1%)
-------------------------------------------------------------------------------------------------------------------------
  19,325,000   Allstate Life Global Funding II                                  2.410          2/8/2005        19,325,000
  19,225,000   Allstate Life Global Funding II                                  2.470         2/15/2005        19,225,000
-------------------------------------------------------------------------------------------------------------------------
               Total Insurance                                                                                 38,550,000
=========================================================================================================================

U.S. Municipal (1.9%)
-------------------------------------------------------------------------------------------------------------------------
   8,000,000   Illinois Student Assistance Commission                           2.500          2/2/2005         8,000,000
  10,000,000   Ohio State Air Quality Development
               Authority Revenue Bonds (Columbus and
               Southern) (Series B)                                             2.370          2/2/2005        10,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total U.S. Municipal                                                                            18,000,000
-------------------------------------------------------------------------------------------------------------------------
               Total Variable Rate Notes                                                                      270,136,558
=========================================================================================================================

Principal
Amount         Other(d)                                                 Interest Rate(b)  Maturity Date             Value
-------------------------------------------------------------------------------------------------------------------------
      $5,000   Barclays Prime Money Market Fund                                 2.350%              N/A            $5,000
-------------------------------------------------------------------------------------------------------------------------
               Total Other                                                                                          5,000
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (at amortized cost)                                                         $927,469,541
=========================================================================================================================

(a) The categories of investments are shown as a percentage of total investments.

(b) The interest rate shown reflects the yield or, for securities purchased at a discount, the discount rate at the date of purchase.

(c) Denotes variable rate obligations for which the current yield and next scheduled reset date are shown.

(d) The market value of the denoted categories of investments represents less than 0.1% of the total investments of the Thrivent Money Market Fund.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)





[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

Thrivent Mutual Funds

U.S. Government Zero Coupon Target Fund, Series 2006(a)

Schedule of Investments

As of January 31, 2005
(unaudited)


U.S. Government Zero Coupon Target Fund, Series 2006
Schedule of Investments as of January 31, 2005 (unaudited)(a)

Principal                                                                       Yield to      Maturity             Market
Amount         Long-Term Obligations (100.0%)                                   Maturity        Date                Value
-------------------------------------------------------------------------------------------------------------------------
U.S. Zero Coupon (100.0%)
-------------------------------------------------------------------------------------------------------------------------
  $1,533,000   U.S. Government Zero Coupon Bonds                                 3.24%       11/15/2006        $1,447,345
-------------------------------------------------------------------------------------------------------------------------
               Total Investments (100.0%)(amortized cost basis $1,330,912)                                     $1,447,345
=========================================================================================================================


(a) The categories of investments are shown as a percentage of total investments.

The accompanying notes to the Schedule of Investments are an integral part of this schedule.

Thrivent Mutual Funds
Notes to Schedules of Investments
January 31, 2005 (unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments -- Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price.

For all Funds other than the Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by the Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a Fund security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund follows procedures necessary to maintain a constant net asset value of $1.00 per share.

Fair valuation of international securities -- As many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets.

All other securities for which market values are not readily available are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Options -- All Funds except the Money Market Fund may buy put and call options and write covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Financial Futures Contracts -- Certain Funds may use futures contracts to manage the exposure to interest rate and market fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.

Investments in High-Yielding Securities -- The High Yield and High Yield II Funds invest primarily in high-yielding fixed-income securities. Each of the other Funds except the Municipal Bond and Money Market Funds may also invest in high-yielding securities. These securities will typically be in the lower rating categories or will be non-rated and generally will involve more risk than securities in the higher rating categories. Lower rated or unrated securities are more likely to react to developments affecting market risk and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

Investments in Options and Futures Contracts -- The movement in the price of the security underlying an option or futures contract may not correlate perfectly with the movement in the prices of the Fund securities being hedged. A lack of correlation could render the Fund's hedging strategy unsuccessful and could result in a loss to the Fund. In the event that a liquid secondary market would not exist, the Fund could be prevented from entering into a closing transaction, which could result in additional losses to the Fund.


[GRAPHIC OMITTED: THRIVENT INVESTMENT MANAGEMENT TRADEMARK LOGO]

625 Fourth Ave. S., Minneapolis, MN 55415-1665 www.thrivent.com [Bullet] e-mail: mail@thrivent.com
[Bullet] 800-THRIVENT (800-847-4836)





Item 2. Controls and Procedures
        -----------------------
(a)(i) Registrant's President and Treasurer have concluded that registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) Registrant's President and Treasurer are aware of no change in registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant's internal control over financial reporting.

Item 3. Exhibits
        --------
Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: March 22, 2005                  THRIVENT MUTUAL FUNDS

                                           By: /S/ PAMELA J. MORET
                                           -------------------------
                                           Pamela J. Moret
                                           President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 22, 2005                      By: /S/ PAMELA J. MORET
                                          -------------------------
                                          Pamela J. Moret
                                          President


Date: March 22, 2005                      By: /S/ RANDALL L. BOUSHEK
                                          -------------------------
                                          Randall L. Boushek
                                          Treasurer

CERTIFICATION BY PRESIDENT

I, Pamela J. Moret, certify that:

1. I have reviewed this report on Form N-Q of Thrivent Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


Date: March 22, 2005                      /S/ PAMELA J. MORET
                                          -------------------------
                                          Pamela J. Moret
                                          President

CERTIFICATION BY TREASURER

I, Randall L. Boushek, certify that:

1. I have reviewed this report on Form N-Q of Thrivent Mutual Funds;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: March 22, 2005                      /S/ RANDALL L. BOUSHEK
                                          -------------------------
                                          Randall L. Boushek
                                          Treasurer